UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690
MassMutual Premier Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Thomas M. Kinzler, Vice President and Clerk 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Copy to:
John Donovan, Esq. White & Case LLP 1155 Avenue of the Americas New York, NY 10036

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31

Date of reporting period:	1/31/05

Item 1. Schedule of Investment.

MassMutual Premier Money Market
Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.2%
Commercial Paper — 74.8%
American Honda Finance Corp.
2.330%	02/23/2005	$7,450,000	$7,439,392
American Honda Finance Corp.
2.340%	02/22/2005	6,100,000	6,091,674
Anheuser-Busch Cos., Inc.
2.380%	03/22/2005	12,500,000	12,459,507
Avon Capital Corp. †
2.290%	02/04/2005	5,382,000	5,380,973
Bank of America Corp.
2.400%	03/07/2005	1,750,000	1,746,033
Caterpillar Financial Services Corp.
2.500%	05/09/2005	4,335,000	4,305,799
CIT Group, Inc.
1.950%	03/21/2005	3,900,000	3,889,860
CIT Group, Inc.
2.180%	03/02/2005	8,925,000	8,909,327
Citigroup Global Markets
2.430%	03/16/2005	14,000,000	13,959,365
Coca-Cola Co. (The)
2.270%	02/04/2005	5,875,000	5,873,889
Coca-Cola Co. (The)
2.330%	03/18/2005	4,000,000	3,988,350
Coca-Cola Co. (The)
2.410%	03/01/2005	4,150,000	4,142,221
Colgate-Palmolive Co. †
2.290%	02/14/2005	8,200,000	8,193,219
Colgate-Palmolive Co. †
2.340%	02/18/2005	4,010,000	4,005,569
Countrywide Home Loans, Inc.
2.520%	03/31/2005	11,017,000	10,972,271
Dover Corp. †
2.450%	03/15/2005	9,270,000	9,243,503
Dupont EI de Nemours Co.
2.260%	02/08/2005	8,500,000	8,496,265
Dupont EI de Nemours Co.
2.300%	03/09/2005	2,720,000	2,713,744
Eli Lilly & Co. †
2.270%	02/01/2005	13,000,000	13,000,000
Equitable Resources, Inc. †
2.270%	02/07/2005	13,250,000	13,244,987
Gannett Co., Inc.
2.240%	02/09/2005	11,500,000	11,494,276
General Electric Capital Corp.
2.340%	02/18/2005	3,550,000	3,546,077
General Electric Co.
2.450%	03/24/2005	10,600,000	10,563,209
Goldman Sachs Group, Inc.
2.280%	02/01/2005	6,500,000	6,500,000

1

Goldman Sachs Group, Inc.
2.370%	02/25/2005	$7,240,000	$7,228,561
Govco, Inc. †
2.360%	02/17/2005	2,600,000	2,597,273
Govco, Inc. †
2.600%	04/19/2005	6,914,000	6,875,550
Govco, Inc. †
2.600%	04/21/2005	4,500,000	4,474,325
Harley-Davidson, Inc. †
2.490%	03/30/2005	5,100,000	5,079,893
Household Finance Corp.
2.520%	03/23/2005	7,490,000	7,463,785
International Business Machines Corp.
2.200%	02/01/2005	4,325,000	4,325,000
International Business Machines Corp.
2.210%	02/11/2005	9,000,000	8,994,475
Kimberly-Clark Worldwide †
2.220%	02/11/2005	4,531,000	4,528,206
Kitty Hawk Funding Corp. †
2.450%	03/21/2005	4,000,000	3,986,933
L’Oreal USA, Inc. †
2.460%	02/28/2005	14,000,000	13,974,170
McCormick & Co., Inc. †
2.180%	02/15/2005	11,875,000	11,864,933
Minnesota Mining & Manufacturing Co.
2.350%	03/08/2005	7,000,000	6,984,007
Minnesota Mining & Manufacturing Co.
2.550%	04/20/2005	4,000,000	3,977,900
National Rural Utilities Cooperative Finance
2.430%	02/22/2005	8,000,000	7,988,660
National Rural Utilities Cooperative Finance
2.460%	03/01/2005	2,420,000	2,415,370
Nestle Capital Corp. †
2.350%	02/18/2005	7,500,000	7,491,677
Nestle Capital Corp. †
2.500%	03/28/2005	6,000,000	5,977,083
New Center Asset Trust
2.470%	03/01/2005	6,260,000	6,247,974
Paccar Financial Corp.
2.320%	03/03/2005	8,100,000	8,084,340
Paccar Financial Corp.
2.500%	04/12/2005	5,800,000	5,771,806
PepsiCo, Inc.
2.370%	02/17/2005	6,500,000	6,493,153
PepsiCo, Inc.
2.390%	02/23/2005	7,455,000	7,444,112
Procter & Gamble Co. †
2.310%	02/14/2005	6,600,000	6,594,495
Procter & Gamble Co. †
2.550%	04/21/2005	7,500,000	7,458,031
Sara Lee Corp. †
2.370%	02/16/2005	13,800,000	13,786,373
South Carolina Electric & Gas
2.420%	03/04/2005	14,000,000	13,970,826

2

Southern Co. (The) †
2.220%	02/03/2005	$13,250,000	$13,248,366
United Technologies Corp.
2.230%	02/02/2005	6,425,000	6,424,602
Wal-Mart Stores, Inc. †
2.230%	02/01/2005	2,163,000	2,163,000
Wal-Mart Stores, Inc. †
2.460%	04/12/2005	10,710,000	10,658,771
			404,733,160

U.S. Treasury Bills — 25.4%
U.S. Treasury Bill
1.706%	02/10/2005	470,000	469,800
U.S. Treasury Bill
1.739%	02/10/2005	2,640,000	2,638,853
U.S. Treasury Bill
1.750%	02/24/2005	6,695,000	6,687,514
U.S. Treasury Bill
1.835%	03/03/2005	6,085,000	6,075,696
U.S. Treasury Bill
1.900%	02/24/2005	5,850,000	5,842,899
U.S. Treasury Bill
1.938%	03/31/2005	6,985,000	6,963,196
U.S. Treasury Bill
2.058%	02/03/2005	5,625,000	5,624,357
U.S. Treasury Bill
2.100%	02/10/2005	10,000,000	9,994,750
U.S. Treasury Bill
2.105%	02/17/2005	9,595,000	9,586,023
U.S. Treasury Bill
2.105%	03/10/2005	3,775,000	3,766,833
U.S. Treasury Bill
2.150%	03/17/2005	8,125,000	8,103,649
U.S. Treasury Bill
2.180%	03/31/2005	2,930,000	2,919,709
U.S. Treasury Bill
2.186%	03/10/2005	12,860,000	12,831,107
U.S. Treasury Bill
2.220%	04/07/2005	12,175,000	12,126,198
U.S. Treasury Bill
2.220%	04/14/2005	8,645,000	8,606,616
U.S. Treasury Bill
2.240%	05/12/2005	7,140,000	7,095,574
U.S. Treasury Bill
2.380%	04/28/2005	8,315,000	8,267,725
U.S. Treasury Bill
2.429%	05/26/2005	20,290,000	20,133,933
			137,734,432

3

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)*	$542,467,592

TOTAL INVESTMENTS — 100.2%

Other Assets/(Liabilities) — (0.2%)	(1,114,977)

NET ASSETS — 100.0%	$541,352,615

Notes to Portfolio of Investments
* See Note 3 for aggregate cost for Federal tax purposes.

†      Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $173,827,330 or 32.1% of net assets.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Short-Duration
Bond Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 78.0%
ASSET BACKED SECURITIES — 1.7%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$651,548	$651,141
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	3,050,647	3,019,393
Ford Credit Auto Owner Trust Series 2002-B, Class A3A
4.140%	12/15/2005	35,870	35,887
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	900,244	899,118
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	2,500,000	2,629,409
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	283,868	283,824
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	207,198	207,619

TOTAL ASSET BACKED SECURITIES
(Cost $7,575,403)			7,726,391

CORPORATE DEBT — 41.7%
Allied Waste North America Series B
5.750%	02/15/2011	365,000	333,062
Allied Waste North America, Inc.
8.875%	04/01/2008	265,000	276,925
Amerada Hess Corp.
5.900%	08/15/2006	700,000	717,907
American General Finance Corp.
5.875%	07/14/2006	1,000,000	1,032,266
American Greetings Corp. ††
6.100%	08/01/2028	1,900,000	2,018,750
American Honda Finance Corp. †
3.850%	11/06/2008	900,000	894,433
American Standard, Inc.
7.625%	02/15/2010	900,000	1,025,728
Ametek, Inc.
7.200%	07/15/2008	1,330,000	1,434,277
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,135,000	1,157,038
AOL Time Warner, Inc.
5.625%	05/01/2005	1,140,000	1,147,312
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	630,659
Aramark Services, Inc.
8.150%	05/01/2005	1,050,000	1,061,396

1

Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	$1,350,000	$1,380,376
Australian Gas Light Co. Limited †
6.400%	04/15/2008	930,000	990,624
Bank of America Corp.
3.250%	08/15/2008	500,000	489,280
Belo Corp.
8.000%	11/01/2008	600,000	675,073
Blyth, Inc.
7.900%	10/01/2009	610,000	684,027
Bombardier Capital, Inc. †
6.125%	06/29/2006	295,000	297,950
Bombardier, Inc. † ††
6.750%	05/01/2012	330,000	297,000
BP Capital Markets PLC
2.750%	12/29/2006	2,500,000	2,465,197
Briggs & Stratton Corp.
7.250%	09/15/2007	250,000	271,250
Briggs & Stratton Corp.
8.875%	03/15/2011	1,805,000	2,152,462
British Telecom PLC
7.875%	12/15/2005	2,000,000	2,076,196
British Telecom PLC
8.375%	12/15/2010	1,125,000	1,345,187
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	1,750,000	1,897,065
Cabot Corp. †
5.250%	09/01/2013	600,000	604,437
Camden Property Trust
7.000%	11/15/2006	1,000,000	1,048,436
Capitol Records, Inc. † ††
8.375%	08/15/2009	1,365,000	1,532,212
Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,058,075
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	803,560
CarrAmerica Realty Corp.
6.625%	03/01/2005	400,000	401,019
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,500,000	1,492,841
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	1,135,000	1,183,794
Certegy, Inc.
4.750%	09/15/2008	300,000	306,355
Chesapeake Energy Corp.
7.500%	06/15/2014	575,000	626,750
CIT Group, Inc.
3.650%	11/23/2007	1,600,000	1,588,507
CIT Group, Inc.
5.125%	09/30/2014	650,000	657,982
Clear Channel Communications, Inc.
4.250%	05/15/2009	885,000	869,119

2

CNF, Inc.
8.875%	05/01/2010	$930,000	$1,098,337
Comcast Corp.
5.850%	01/15/2010	625,000	667,019
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	1,190,000	1,311,049
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	325,875
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,310,000	1,276,054
Cox Communications, Inc.
3.875%	10/01/2008	1,115,000	1,097,460
Cox Communications, Inc. †
4.625%	01/15/2010	500,000	497,872
Cox Enterprises, Inc. †
4.375%	05/01/2008	1,390,000	1,385,792
CSX Corp.
6.250%	10/15/2008	1,900,000	2,040,136
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	1,700,000	1,691,619
Deutsche Telekom International Finance BV
8.250%	06/15/2005	1,155,000	1,176,212
Diageo Finance BV
3.000%	12/15/2006	1,000,000	987,714
Dominion Resources, Inc.
2.800%	02/15/2005	1,500,000	1,500,103
Dominion Resources, Inc.
7.195%	09/15/2014	620,000	720,074
DPL, Inc.
8.250%	03/01/2007	1,000,000	1,073,949
Electronic Data Systems Corp. Series B
6.500%	08/01/2013	475,000	501,810
Emerald Investment Grade CBO Limited †
3.090%	05/24/2011	1,807,359	1,805,100
Enbridge Energy Partners, LP
4.000%	01/15/2009	900,000	886,867
Entergy Gulf States, Inc.
5.250%	08/01/2015	2,200,000	2,180,554
Enterprise Products Operating LP †
4.000%	10/15/2007	345,000	343,339
Enterprise Products Operating LP
7.500%	02/01/2011	1,300,000	1,480,955
EOP Operating, LP
6.750%	02/15/2008	925,000	994,332
Equifax, Inc.
4.950%	11/01/2007	500,000	514,496
ERAC USA Finance Co. †
7.950%	12/15/2009	1,155,000	1,334,248
ERAC USA Finance Co. †
8.250%	05/01/2005	1,000,000	1,012,400
FedEx Corp.
2.286%	04/01/2005	570,000	570,044
First Industrial LP
7.600%	05/15/2007	880,000	947,866

3

FirstEnergy Corp. Series A
5.500%	11/15/2006	$700,000	$719,776
Fiserv, Inc.
4.000%	04/15/2008	500,000	499,636
Ford Motor Credit Co.
5.800%	01/12/2009	2,325,000	2,342,865
Ford Motor Credit Co.
7.375%	10/28/2009	300,000	319,452
Foster’s Finance Corp. †
6.875%	06/15/2011	1,000,000	1,122,624
FPL Group Capital, Inc.
6.125%	05/15/2007	1,000,000	1,050,770
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	1,019,394
Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,615,516
General Mills, Inc.
2.625%	10/24/2006	4,300,000	4,215,630
General Motors Acceptance Corp.
6.150%	04/05/2007	1,600,000	1,623,443
General Motors Corp. ††
7.125%	07/15/2013	1,475,000	1,467,085
Glencore Funding LLC †
6.000%	04/15/2014	900,000	874,297
Goldman Sachs Group, Inc.
3.875%	01/15/2009	400,000	398,190
Goldman Sachs Group, Inc.
5.150%	01/15/2014	500,000	510,110
GTECH Holdings Corp. †
4.500%	12/01/2009	350,000	348,622
Gulf South Pipeline Co., LP †
5.050%	02/01/2015	275,000	275,846
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	500,411
HCA, Inc.
6.950%	05/01/2012	1,000,000	1,052,992
Hilton Hotels Corp. ††
7.200%	12/15/2009	100,000	111,168
Hilton Hotels Corp.
7.625%	05/15/2008	525,000	577,102
Hornbeck Offshore Services, Inc. †
6.125%	12/01/2014	395,000	394,013
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,251,626
Household Finance Corp.
6.375%	10/15/2011	175,000	193,021
Hughes Supply, Inc. †
5.500%	10/15/2014	1,630,000	1,626,212
Humana, Inc.
7.250%	08/01/2006	500,000	523,638
Idex Corp.
6.875%	02/15/2008	675,000	721,149

4

International Paper Co.
3.800%	04/01/2008	$2,880,000	$2,859,316
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,395,000	1,562,400
iStar Financial, Inc. REIT
7.000%	03/15/2008	485,000	519,283
iStar Financial, Inc. Series B
4.875%	01/15/2009	200,000	202,253
iStar Financial, Inc. Series B
5.700%	03/01/2014	385,000	394,440
J.C. Penney Co., Inc.
7.950%	04/01/2017	560,000	652,400
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	271,947
Jones Apparel Group, Inc.
7.875%	06/15/2006	1,000,000	1,054,129
JP Morgan Chase & Co.
3.125%	12/11/2006	1,250,000	1,238,724
Kellwood Co.
7.625%	10/15/2017	575,000	629,625
Kellwood Co.
7.875%	07/15/2009	300,000	331,567
Kennametal, Inc.
7.200%	06/15/2012	1,185,000	1,337,373
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	1,029,737
Lafarge Corp.
6.375%	07/15/2005	1,000,000	1,013,590
Leucadia National Corp.
7.000%	08/15/2013	1,260,000	1,300,950
Liberty Media Corp.
3.500%	09/25/2006	4,145,000	4,104,387
Lubrizol Corp.
4.625%	10/01/2009	760,000	761,692
Lubrizol Corp.
5.875%	12/01/2008	450,000	473,174
Marriott International, Inc. Series E
7.000%	01/15/2008	1,550,000	1,678,509
May Department Stores Co. (The)
3.950%	07/15/2007	470,000	469,317
Maytag Corp.
8.630%	11/15/2007	775,000	855,970
MGM Grand, Inc.
6.950%	02/01/2005	600,000	600,000
MGM Mirage
6.000%	10/01/2009	400,000	408,000
MGM Mirage
6.750%	09/01/2012	340,000	356,150
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,245,000
Midamerican Funding LLC
6.750%	03/01/2011	1,000,000	1,111,776
Miller Brewing Co. †
4.250%	08/15/2008	475,000	477,526

5

Mohawk Industries, Inc. Series C
6.500%	04/15/2007	$1,000,000	$1,056,396
Monongahela Power Co. †
6.700%	06/15/2014	500,000	555,643
National Rural Utilities Cooperative Finance Corp.
4.375%	10/01/2010	500,000	504,192
National Rural Utilities Cooperative Finance Corp.
7.250%	03/01/2012	1,540,000	1,786,708
Navistar International Corp. ††
7.500%	06/15/2011	815,000	870,012
Nevada Power Co. †
5.875%	01/15/2015	650,000	651,625
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	484,095
Nextel Communications, Inc.
5.950%	03/15/2014	250,000	259,375
Nisource Finance Corp.
3.200%	11/01/2006	750,000	740,264
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	666,726
Norfolk Southern Corp.
7.350%	05/15/2007	1,350,000	1,452,777
Northwestern Corp. †
5.875%	11/01/2014	285,000	293,297
OAO Gazprom †
9.625%	03/01/2013	650,000	773,500
Pacific Bell
6.125%	02/15/2008	650,000	685,296
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	580,250
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	951,767
Park Place Entertainment Corp.
8.500%	11/15/2006	600,000	645,000
Pentair, Inc.
7.850%	10/15/2009	950,000	1,079,930
Pilgrims Pride Corp.
9.625%	09/15/2011	150,000	166,687
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	710,844
Potomac Edison Co. †
5.350%	11/15/2014	475,000	480,951
Precision Castparts Corp.
5.600%	12/15/2013	1,500,000	1,538,873
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	335,200
Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,963,384
Rogers Cable, Inc.
5.500%	03/15/2014	535,000	502,900
Rogers Wireless Communications, Inc.
5.525%	12/15/2010	285,000	299,963

6

Rogers Wireless Communications, Inc.
6.375%	03/01/2014	$450,000	$453,375
Ryder System, Inc.
6.600%	11/15/2005	250,000	255,892
Shaw Communications, Inc.
8.250%	04/11/2010	1,110,000	1,259,850
Simon Property Group LP
6.875%	11/15/2006	930,000	979,142
SLM Corp.
5.000%	10/01/2013	3,100,000	3,161,678
Smithfield Foods, Inc.
7.000%	08/01/2011	1,125,000	1,196,719
Sony Capital Corp. †
4.950%	11/01/2006	650,000	663,679
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	690,000	786,600
Steelcase, Inc.
6.375%	11/15/2006	1,605,000	1,649,369
SuperValu, Inc.
7.500%	05/15/2012	1,500,000	1,746,471
Tampa Electric Co.
5.375%	08/15/2007	980,000	1,014,342
TCI Communications, Inc.
6.875%	02/15/2006	2,750,000	2,843,593
Textron Financial Corp. Series E
2.690%	10/03/2006	3,500,000	3,439,768
Thomas & Betts Corp.
6.500%	01/15/2006	425,000	435,248
Time Warner, Inc.
6.150%	05/01/2007	180,000	188,808
Timken Co.
5.750%	02/15/2010	1,190,000	1,226,463
Timken Co. Series A
6.750%	08/21/2006	650,000	671,998
Toro Co.
7.125%	06/15/2007	1,050,000	1,093,976
Toyota Motor Credit Corp.
4.350%	12/15/2010	1,800,000	1,822,307
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,299,695
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	580,000	712,856
Tri-State Generation & Transmission Association Series 2003, Class A †
6.040%	01/31/2018	700,000	744,492
TXU Corp. †
5.550%	11/15/2014	920,000	918,952
Tyco International Group SA
6.000%	11/15/2013	2,350,000	2,562,283
Tyson Foods, Inc.
8.250%	10/01/2011	635,000	751,975
Union Pacific Corp.
6.400%	02/01/2006	1,000,000	1,028,400

7

United Dominion Realty Trust, Inc. REIT, (Series MTN)
4.300%	07/01/2007	$1,750,000	$1,760,766
USA Interactive
7.000%	01/15/2013	1,100,000	1,226,074
Verizon Global Funding Corp. Series MTNA
7.600%	03/15/2007	1,250,000	1,344,978
Verizon New England, Inc.
6.500%	09/15/2011	500,000	550,521
Virginia Electric and Power Co.
5.375%	02/01/2007	1,085,000	1,118,576
The Walt Disney Co.
6.750%	03/30/2006	800,000	830,154
Washington Mutual, Inc.
2.400%	11/03/2005	2,000,000	1,986,528
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	1,075,000	1,247,370
Weyerhaeuser Co.
5.500%	03/15/2005	630,000	631,451
Williams Gas Pipelines Central, Inc. †
7.375%	11/15/2006	500,000	528,125
Wisconsin Electric Power
3.500%	12/01/2007	960,000	953,607
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	1,003,607

TOTAL CORPORATE DEBT
(Cost $187,155,844)			188,764,969

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	2,179,873	2,157,538
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	590,640	673,329
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	500,312	514,600
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.635%	08/25/2034	961,994	966,238
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.041%	07/25/2034	2,892,279	2,864,978
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.763%	09/25/2033	909,948	908,685
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.321%	02/25/2034	842,587	846,199
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	958,049	956,118

8

CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	$1,232,312	$1,203,971
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	371,644	374,659
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	935,162	951,826
GSR Mortgage Loan Trust Series 2004-9
4.708%	08/25/2034	1,625,442	1,642,011
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.771%	08/25/2034	2,676,933	2,703,328
Kiowa Power Partners LLC †
4.811%	12/30/2013	500,000	499,135
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.283%	07/25/2033	812,300	815,183
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.148%	02/25/2034	421,412	420,776
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class 1A
5.218%	02/25/2034	226,682	229,307
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.060%	03/25/2034	1,836,048	1,846,747
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	721,349	733,942
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	2,341,606	2,356,681
Tenaska Oklahoma †
6.528%	12/30/2014	500,000	503,800
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	1,712,122	1,762,160
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	695,439	720,473
Washington Mutual, Inc. Series 2004-AR2, Class A
3.077%	04/25/2044	2,708,734	2,738,166
Washington Mutual, Series 2004-AR14, Class A1
4.283%	01/25/2035	2,961,590	2,948,517
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.278%	09/25/2034	2,464,092	2,441,406
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.605%	12/25/2034	3,046,589	3,063,964

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,940,638)			37,843,737

9

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States
8.375%	01/14/2011	$300,000	$352,500

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $335,451)			352,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%
Pass-Through Securities
FHLMC
7.500%	06/01/2015	79,666	84,412
Federal National Mortgage Association (FNMA) — 11.9%
Other — 7.9%

FNMA (Benchmark Note)
6.000%	12/15/2005	35,000,000	35,855,397

Pass-Through Securities — 4.0%
FNMA
5.000%	08/01/2033	6,087,226	6,085,799
FNMA
5.500%	02/01/2018 - 05/01/2018	1,848,298	1,909,379
FNMA
6.420%	11/01/2008	1,062,935	1,142,749
FNMA
8.000%	05/01/2013	253	273
FNMA
9.000%	10/01/2009	61,703	65,575
FNMA TBA *
5.500%	02/01/2035	8,535,000	8,689,697
Total Pass-Through Securities			17,893,472
Total Federal National Mortgage Association (FNMA)			53,748,869

Government National Mortgage Association (GNMA) — 0.3%
Pass-Through Securities
GNMA
6.500%	09/15/2032	1,003,816	1,059,654
GNMA
7.500%	08/15/2029	264,831	285,417
GNMA
8.000%	09/15/2007 - 10/15/2007	84,966	92,332
Total Pass-Through Securities			1,437,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,570,504)			55,270,684

10

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Note ††
4.000%	02/15/2014	$5,390,000	$5,347,891
U.S. Treasury Note ††
5.000%	08/15/2011	43,260,000	46,038,105
U.S. Treasury Note
6.500%	10/15/2006	10,825,000	11,411,072

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,390,216)			62,797,068

TOTAL BONDS & NOTES
(Cost $350,968,056)			352,755,349

SHORT-TERM INVESTMENTS — 24.8%
Cash Equivalents — 1.9% ****
American AAdvantage Select Money Market Fund
		91,466	91,466
Bank of America Bank Note
2.270%	03/03/2005	296,100	296,100
Bank of America Bank Note
2.270%	04/18/2005	159,438	159,438
Bank of America Bank Note
2.300%	06/09/2005	159,438	159,438
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	68,331	68,331
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	69,470	69,470
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	128,890	128,890
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	68,331	68,331
BGI Institutional Money Market Fund		975,307	975,307
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	113,884	113,884
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	204,266	204,266
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	316,599	316,599
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	455,538	455,538
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	159,438	159,438
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	113,884	113,884

11

Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	91,108	91,108
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	83,731	83,731
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	68,331	68,331
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	375,819	375,819
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	91,108	91,108
Freddie Mac Discount Note
2.228%	02/01/2005	62,368	62,368
Freddie Mac Discount Note
2.277%	02/01/2005	397,739	397,739
Freddie Mac Discount Note
2.379%	03/08/2005	241,242	241,242
Freddie Mac Discount Note
2.400%	03/14/2005	182,215	182,215
Freddie Mac Discount Note
2.409%	03/14/2005	248,754	248,754
General Electric Capital Corp.
2.324%	02/11/2005	227,769	227,769
Goldman Sachs Financial Square Prime Obligations Money Market Fund		219,192	219,192
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	134,839	134,839
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	111,607	111,607
Merrill Lynch Premier Institutional Money Market Fund		211,480	211,480
Merrimac Cash Fund, Premium Class		204,992	204,992
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	455,538	455,538
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	182,215	182,215
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	227,769	227,769
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	136,661	136,661
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	113,884	113,884
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	22,777	22,777
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	225,491	225,491
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	262,845	262,845
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	227,769	227,769
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	545,735	545,735
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	56,942	56,942
			8,790,300

12

Commercial Paper — 22.9%
Alcoa, Inc. **
2.380%	02/25/2005	$3,842,000	$3,835,904
Autoliv ASP, Inc. †
2.480%	03/03/2005	5,590,000	5,578,447
CIT Group, Inc.
1.870%	02/25/2005	1,630,000	1,627,968
CIT Group, Inc.
1.970%	03/21/2005	415,000	413,910
CIT Group, Inc.
1.970%	03/21/2005	1,130,000	1,127,032
CIT Group, Inc.
2.120%	04/11/2005	440,000	438,212
CIT Group, Inc.
2.130%	04/04/2005	110,000	109,597
CIT Group, Inc.
2.150%	04/11/2005	280,000	278,846
CIT Group, Inc.
2.150%	04/04/2005	555,000	552,945
CIT Group, Inc.
2.230%	04/04/2005	315,000	313,790
Countrywide Home Loans, Inc.
2.550%	03/14/2005	5,070,000	5,055,276
DaimlerChrysler North America Holding Corp.
2.500%	02/18/2005	1,410,000	1,408,335
DaimlerChrysler North America Holding Corp.
2.640%	03/31/2005	1,650,000	1,642,982
DaimlerChrysler North America Holding Corp.
2.640%	04/21/2005	1,775,000	1,764,717
DaimlerChrysler North America Holding Corp.
2.800%	06/30/2005	2,935,000	2,900,987
Dominion Resources, Inc. †
2.440%	02/07/2005	3,263,000	3,261,673
Dow Jones & Co., Inc. †
2.430%	03/15/2005	2,710,000	2,702,317
DTE Energy Co. †
2.430%	02/10/2005	7,500,000	7,495,444
Elsevier Finance SA †
2.510%	03/01/2005	3,865,000	3,857,455
General Electric Capital Corp.
2.660%	07/29/2005	3,500,000	3,453,967
General Mills, Inc. †
2.380%	02/07/2005	4,450,000	4,448,235
Goldman Sachs Group, Inc.
2.360%	02/03/2005	6,380,000	6,379,163
ITT Industries, Inc. †
2.390%	02/18/2005	530,000	529,402
ITT Industries, Inc. †
2.520%	02/22/2005	5,000,000	4,992,650

13

John Deere Capital Corp. †
2.540%	03/24/2005	$6,625,000	$6,601,161
John Deere Capital Corp. †
2.640%	04/14/2005	2,500,000	2,486,800
KeySpan Corp. †
2.470%	02/18/2005	3,830,000	3,825,533
KeySpan Corp. †
2.510%	03/01/2005	1,445,000	1,442,179
Kroger Co. (The) †
2.550%	02/10/2005	4,500,000	4,497,131
McCormick & Co., Inc. †
1.980%	02/15/2005	2,235,000	2,233,280
McCormick & Co., Inc. †
2.000%	02/22/2005	2,000,000	1,997,666
McCormick & Co., Inc. †
2.040%	02/22/2005	250,000	249,703
McCormick & Co., Inc. †
2.050%	02/15/2005	390,000	389,689
Sara Lee Corp. †
2.510%	03/23/2005	3,000,000	2,989,542
Textron Financial Corp.
2.270%	02/28/2005	5,890,000	5,879,973
United Healthcare Corp. †
2.520%	02/24/2005	4,145,000	4,138,327
Walt Disney Co.
2.380%	02/10/2005	2,490,000	2,488,519
			103,388,757

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			112,179,057

TOTAL INVESTMENTS — 102.8%
(Cost $463,147,113) ***			$464,934,406

Other Assets/(Liabilities) — (2.8%)			(12,793,672)

NET ASSETS — 100.0%			$452,140,734

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

* A portion of this security is purchased on a forward commitment basis (Note 2).

14

** All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
*** See Note 3 for aggregate cost for Federal tax purposes.
**** Represents investments of security lending collateral. (Note 2).

†              Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $86,444,380 or 19.1% of net assets

†† Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Inflation-
Protected Bond Fund — Portfolio of
Investments

January 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 97.8%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 32.7%
U.S. Treasury Inflation Index
1.625%	01/15/2015	$6,851,849	$6,842,214
U.S. Treasury Inflation Index
2.375%	01/15/2025	12,458,032	13,407,957
U.S. Treasury Inflation Index
3.375%	04/15/2032	3,846,843	5,103,679
U.S. Treasury Inflation Index
3.625%	04/15/2028	14,536,756	19,147,633
U.S. Treasury Inflation Index
3.875%	04/15/2029	14,824,951	20,426,002
Total U.S. Treasury Bonds			64,927,485

U.S. Treasury Notes — 65.1%
U.S. Treasury Inflation Index
0.875%	04/15/2010	7,924,373	7,812,937
U.S. Treasury Inflation Index
1.875%	07/15/2013	13,716,545	14,098,036
U.S. Treasury Inflation Index
2.000%	01/15/2014	14,331,973	14,849,269
U.S. Treasury Inflation Index
2.000%	07/15/2014	12,549,225	12,984,526
U.S. Treasury Inflation Index
3.000%	07/15/2012	15,981,852	17,774,816
U.S. Treasury Inflation Index
3.375%	01/15/2012	4,227,304	4,790,725
U.S. Treasury Inflation Index
3.500%	01/15/2011	8,532,285	9,630,817
U.S. Treasury Inflation Index
3.625%	01/15/2008	17,650,843	19,029,815
U.S. Treasury Inflation Index
3.875%	01/15/2009	16,828,615	18,667,930
U.S. Treasury Inflation Index
4.250%	01/15/2010	8,406,378	9,670,618
Total U.S. Treasury Notes			129,309,489

TOTAL BONDS & NOTES
(Cost $192,131,717)			194,236,974

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)	3,039,836	3,039,836

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		3,039,836

TOTAL INVESTMENTS — 99.4%
(Cost $195,171,553) *		$197,276,810

Other Assets/(Liabilities) — 0.6%		1,286,410

NET ASSETS — 100.0%		$198,563,220

1

Notes to Portfolio of Investments

(a)           Maturity value of $3,040,005.  Collateralized by U.S. Government Agency obligations with a rate of 5.875%, maturity date of 07/25/2021, and an aggregate market value, including accrued interest, of $3,191,828.

* See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund —
Portfolio of Investments

January 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 95.1%
ASSET BACKED SECURITIES — 1.7%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$2,823,028	$2,821,263
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	11,411,213	11,294,305
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	975,875	972,305
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4
6.190%	03/15/2030	1,017,942	1,052,873
Ford Credit Auto Owner Trust Series 2002-B, Class A3A
4.140%	12/15/2005	3,467	3,469
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	4,058,714	4,053,641
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	9,907	9,905
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	873,546	875,320
Travelers Funding Limited Series 1A, Class A1 †
6.300%	02/18/2014	2,026,898	2,107,974
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	5,058,000	5,067,273

TOTAL ASSET BACKED SECURITIES
(Cost $27,955,196)			28,258,328

CORPORATE DEBT — 48.5%
Ahold Finance USA, Inc.
6.875%	05/01/2029	1,875,000	1,846,875
Albertson’s, Inc.
7.500%	02/15/2011	100,000	115,437
Alcan Aluminum Limited
6.250%	11/01/2008	2,023,000	2,172,376
Alliance Pipeline LP †
6.996%	12/31/2019	1,692,758	1,928,508
Allied Waste North America Series B
5.750%	02/15/2011	1,400,000	1,277,500
Allied Waste North America, Inc.
8.875%	04/01/2008	935,000	977,075
American General Finance Corp.
5.875%	07/14/2006	3,769,000	3,890,611
American Greetings Corp.
6.100%	08/01/2028	6,995,000	7,432,187

1

American Honda Finance Corp. †
3.850%	11/06/2008	$3,322,000	$3,301,450
American Standard, Inc.
7.625%	02/15/2010	3,290,000	3,749,606
Ametek, Inc.
7.200%	07/15/2008	4,770,000	5,143,987
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	3,489,000	3,556,746
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	4,101,000	4,833,582
Appalachian Power Co., Series G
3.600%	05/15/2008	2,442,000	2,406,359
Aramark Services, Inc.
7.000%	07/15/2006	910,000	947,922
Aramark Services, Inc.
7.000%	05/01/2007	171,000	181,385
Aramark Services, Inc.
8.150%	05/01/2005	1,573,000	1,590,072
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	5,000,000	5,112,505
AT&T Corp. †††
6.000%	03/15/2009	16,000	16,920
Australian Gas Light Co. Limited †
6.400%	04/15/2008	3,470,000	3,696,199
Avery-Dennison Corp.
6.760%	04/15/2005	125,000	125,952
Avnet, Inc.
8.000%	11/15/2006	77,000	82,101
Bank of America Corp.
3.250%	08/15/2008	4,495,000	4,398,627
Bank of America Corp.
4.250%	10/01/2010	1,550,000	1,549,709
Bank One Corp.
6.000%	08/01/2008	2,428,000	2,585,706
Barrick Gold Corp.
7.500%	05/01/2007	3,237,000	3,487,851
Bausch & Lomb, Inc.
7.125%	08/01/2028	3,295,000	3,609,244
Belo Corp.
8.000%	11/01/2008	2,765,000	3,110,962
Blyth, Inc.
7.900%	10/01/2009	2,335,000	2,618,366
Boeing Capital Corp.
5.800%	01/15/2013	635,000	687,267
Bombardier Capital, Inc. †
6.125%	06/29/2006	1,145,000	1,156,450
Bombardier, Inc. † †††
6.750%	05/01/2012	1,265,000	1,138,500
Boston Scientific Corp.
5.450%	06/15/2014	100,000	104,468
BP Capital Markets PLC
2.750%	12/29/2006	10,359,000	10,214,792
BRE Properties, Inc.
7.450%	01/15/2011	2,023,000	2,301,725

2

Briggs & Stratton Corp.
7.250%	09/15/2007	$700,000	$759,500
Briggs & Stratton Corp.
8.875%	03/15/2011	6,910,000	8,240,175
British Telecom PLC
7.875%	12/15/2005	8,230,000	8,543,547
Buckeye Partners LP
4.625%	07/15/2013	2,023,000	1,994,453
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	3,135,000	3,645,419
Cabot Corp. †
5.250%	09/01/2013	3,267,000	3,291,159
Capital One Bank Series BKNT
8.250%	06/15/2005	2,023,000	2,059,556
Capitol Records, Inc. †
8.375%	08/15/2009	4,631,000	5,198,297
Carlisle Companies, Inc.
6.700%	05/15/2008	3,641,000	3,891,330
Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,058,075
Carolina Power & Light Co.
6.125%	09/15/2033	40,000	44,018
CarrAmerica Realty Corp.
6.625%	03/01/2005	1,728,000	1,732,403
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	5,515,000	5,488,677
Cendant Corp.
6.875%	08/15/2006	809,000	846,818
Centerpoint Energy, Inc. Series B †††
5.875%	06/01/2008	5,439,000	5,672,823
Certegy, Inc.
4.750%	09/15/2008	1,133,000	1,156,999
Champion International Corp.
6.400%	02/15/2026	2,023,000	2,216,929
Chesapeake Energy Corp.
7.500%	06/15/2014	2,000,000	2,180,000
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,821,000	1,878,292
Cingular Wireless
5.625%	12/15/2006	647,000	668,687
CIT Group, Inc.
3.650%	11/23/2007	4,000,000	3,971,268
CIT Group, Inc.
4.125%	02/21/2006	1,295,000	1,305,277
CIT Group, Inc.
7.375%	04/02/2007	2,212,000	2,375,423
Citigroup, Inc.
6.750%	12/01/2005	14,161,000	14,564,164
Citigroup, Inc.
7.250%	10/01/2010	149,904	171,987
Clear Channel Communications, Inc.
3.125%	02/01/2007	5,000,000	4,901,920
Clear Channel Communications, Inc.
4.250%	05/15/2009	55,000	54,013

3

CNF, Inc.
8.875%	05/01/2010	$2,023,000	$2,389,179
Colonial Pipeline Co. †
7.630%	04/15/2032	1,813,000	2,408,371
Comcast Cable
8.375%	03/15/2013	132,000	163,063
Comcast Cable Communications
6.200%	11/15/2008	5,175,000	5,548,889
Comcast Cable Communications, Inc.
6.375%	01/30/2006	2,444,000	2,513,097
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,023,000	2,219,257
Comcast Corp.
5.850%	01/15/2010	1,250,000	1,334,037
Cominco Limited
6.875%	02/15/2006	2,428,000	2,502,785
Commercial Credit Co. *
7.750%	03/01/2005	2,428,000	2,437,663
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	75,000	80,101
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	3,831,000	4,220,697
Constellation Brands, Inc.
8.000%	02/15/2008	1,100,000	1,194,875
Cooper Industries Limited
5.250%	07/01/2007	4,046,000	4,171,220
Countrywide Home Loans, Inc.
3.250%	05/21/2008	5,080,000	4,948,362
Cox Communications, Inc.
3.875%	10/01/2008	4,135,000	4,069,952
Cox Communications, Inc. †
4.625%	01/15/2010	1,885,000	1,876,979
Cox Communications, Inc.
6.750%	03/15/2011	215,000	235,846
Cox Enterprises, Inc. †
4.375%	05/01/2008	4,825,000	4,810,395
CSX Corp.
6.250%	10/15/2008	3,501,000	3,759,220
CSX Corp.
7.250%	05/01/2027	3,237,000	3,904,359
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	4,750,000	4,726,582
Delhaize America, Inc.
9.000%	04/15/2031	5,205,000	6,897,187
Deutsche Telekom International Finance BV
8.250%	06/15/2005	3,544,000	3,609,086
Diageo Finance BV
3.000%	12/15/2006	2,426,000	2,396,194
Dominion Resources, Inc.
2.800%	02/15/2005	2,796,000	2,796,193
Dominion Resources, Inc.
7.195%	09/15/2014	1,800,000	2,090,536
Dover Corp.
6.250%	06/01/2008	1,618,000	1,748,797

4

DPL, Inc.
8.250%	03/01/2007	$2,525,000	$2,711,721
Duke Energy Field Services Corp. *
7.875%	08/16/2010	4,046,000	4,709,362
Ecolab, Inc.
6.875%	02/01/2011	120,000	133,430
Electronic Data Systems Corp. Series B †††
6.500%	08/01/2013	1,802,000	1,903,710
Emerald Investment Grade CBO Limited †
3.090%	05/24/2011	2,214,015	2,211,247
Entergy Gulf States, Inc.
5.250%	08/01/2015	9,835,000	9,748,068
Enterprise Products Operating LP †
4.000%	10/15/2007	1,745,000	1,736,598
Enterprise Products Operating LP
7.500%	02/01/2011	4,427,000	5,043,221
EOP Operating, LP
6.750%	02/15/2008	3,400,000	3,654,840
Equifax, Inc.
4.950%	11/01/2007	1,741,000	1,791,477
ERAC USA Finance Co. †
6.625%	05/15/2006	1,457,000	1,504,666
ERAC USA Finance Co. †
6.700%	06/01/2034	4,468,000	5,006,157
ERAC USA Finance Co. †
6.750%	05/15/2007	3,641,000	3,861,470
ERAC USA Finance Co. †
7.950%	12/15/2009	40,000	46,208
FedEx Corp.
2.286%	04/01/2005	2,210,000	2,210,172
First Brands Corp., Series B
7.250%	03/01/2007	125,000	133,693
First Industrial LP
7.000%	12/01/2006	1,821,000	1,905,851
First Industrial LP
7.600%	05/15/2007	2,473,000	2,663,718
FirstEnergy Corp. Series A
5.500%	11/15/2006	2,454,000	2,523,328
FirstEnergy Corp. Series B
6.450%	11/15/2011	99,000	107,435
Fiserv, Inc.
4.000%	04/15/2008	30,000	29,978
Ford Motor Co.
6.375%	02/01/2029	2,731,000	2,446,875
Ford Motor Co.
6.625%	02/15/2028	2,445,000	2,257,087
Forte CDO (Cayman) Limited Series A3-A †
7.011%	04/12/2013	1,214,000	1,271,058
Foster’s Finance Corp. †
6.875%	06/15/2011	955,000	1,072,106
France Telecom SA
9.250%	03/01/2031	3,517,000	4,889,527
Franklin Resources, Inc.
3.700%	04/15/2008	3,878,000	3,856,791

5

Fred Meyer, Inc.
7.450%	03/01/2008	$1,140,000	$1,248,602
General Mills, Inc.
2.625%	10/24/2006	15,907,000	15,594,889
General Mills, Inc.
8.900%	06/15/2006	1,821,000	1,945,640
General Motors Acceptance Corp.
6.150%	04/05/2007	8,045,000	8,162,875
General Motors Acceptance Corp. *
6.875%	09/15/2011	5,096,000	5,117,235
General Motors Acceptance Corp.
7.750%	01/19/2010	125,000	131,302
General Motors Corp. †††
8.375%	07/15/2033	3,488,000	3,512,325
Glencore Funding LLC †
6.000%	04/15/2014	3,550,000	3,448,616
Goldman Sachs Group LP
5.000%	10/01/2014	3,150,000	3,171,433
Goldman Sachs Group, Inc.
5.150%	01/15/2014	50,000	51,011
Goldman Sachs Group, Inc., Series B
2.850%	10/27/2006	100,000	98,804
Goodrich (B.F.) Co.
7.500%	04/15/2008	3,480,000	3,829,750
GTECH Holdings Corp. †
4.500%	12/01/2009	1,300,000	1,294,881
Gulf South Pipeline Co., LP †
5.050%	02/01/2015	950,000	952,922
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,740,000	1,795,288
HCA, Inc.
6.950%	05/01/2012	3,835,000	4,038,224
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	1,618,000	1,718,583
Hershey Foods Corp. *
7.200%	08/15/2027	4,399,000	5,531,333
Hilton Hotels Corp. †††
7.200%	12/15/2009	345,000	383,531
Hilton Hotels Corp.
7.625%	05/15/2008	1,897,000	2,085,262
Household Finance Corp.
4.125%	12/15/2008	3,863,000	3,868,026
Household Finance Corp.
6.375%	10/15/2011	732,000	807,380
Hughes Supply, Inc. †
5.500%	10/15/2014	6,050,000	6,035,940
Humana, Inc. *
7.250%	08/01/2006	4,146,000	4,342,006
IBM Canada Credit Services Corp. †
3.750%	11/30/2007	1,214,000	1,229,899
ICI Wilmington, Inc.
7.050%	09/15/2007	1,618,000	1,734,991
Idex Corp.
6.875%	02/15/2008	3,581,000	3,825,829

6

International Flavors & Fragrances, Inc.
6.450%	05/15/2006	$3,034,000	$3,139,835
International Paper Co.
3.800%	04/01/2008	8,545,000	8,483,630
Interpool, Inc.
7.350%	08/01/2007	1,618,000	1,648,337
Ipalco Enterprises, Inc.
8.375%	11/14/2008	5,000,000	5,600,000
iStar Financial, Inc. REIT
7.000%	03/15/2008	1,565,000	1,675,624
iStar Financial, Inc. Series B
4.875%	01/15/2009	770,000	778,673
iStar Financial, Inc. Series B
5.700%	03/01/2014	1,475,000	1,511,166
J.C. Penney Co., Inc.
7.950%	04/01/2017	2,065,000	2,405,725
Jefferies Group, Inc.
7.500%	08/15/2007	2,053,000	2,233,229
John Deere Capital Corp.
5.125%	10/19/2006	50,000	51,259
Jones Apparel Group, Inc.
7.875%	06/15/2006	2,428,000	2,559,425
JP Morgan Chase & Co.
3.125%	12/11/2006	5,408,000	5,359,214
Kellwood Co.
7.625%	10/15/2017	2,175,000	2,381,625
Kellwood Co.
7.875%	07/15/2009	1,065,000	1,177,062
Kennametal, Inc.
7.200%	06/15/2012	4,440,000	5,010,917
Kern River Funding Corp. †
4.893%	04/30/2018	3,870,689	3,955,302
KeySpan Gas East Corp. Series MTNA
6.900%	01/15/2008	675,000	730,133
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	3,200,000	3,552,230
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,593,000	3,699,845
Kinder Morgan Energy Partners, LP
7.125%	03/15/2012	65,000	74,485
The Kroger Co.
6.750%	04/15/2012	4,264,000	4,806,539
Lafarge Corp.
6.375%	07/15/2005	1,618,000	1,639,989
Leucadia National Corp.
7.000%	08/15/2013	2,495,000	2,576,087
Leucadia National Corp.
7.750%	08/15/2013	2,023,000	2,174,725
Liberty Media Corp.
3.500%	09/25/2006	10,685,000	10,580,308
Lubrizol Corp.
4.625%	10/01/2009	2,925,000	2,931,511
Lubrizol Corp.
5.875%	12/01/2008	1,763,000	1,853,789

7

Marriott International, Inc. Series E
7.000%	01/15/2008	$5,676,000	$6,146,591
Masco Corp.
6.750%	03/15/2006	4,176,000	4,325,112
May Department Stores Co. (The)
3.950%	07/15/2007	1,720,000	1,717,499
Meritor Automotive, Inc.
6.800%	02/15/2009	3,000,000	3,090,000
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	15,639,000	15,568,452
MGM Mirage
6.000%	10/01/2009	1,500,000	1,530,000
MGM Mirage
6.750%	09/01/2012	3,500,000	3,666,250
Midamerican Energy Co.
5.125%	01/15/2013	75,000	77,929
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,820,000	5,705,433
Miller (Herman), Inc.
7.125%	03/15/2011	2,473,000	2,770,984
Miller Brewing Co. †
4.250%	08/15/2008	1,725,000	1,734,174
Millipore Corp.
7.500%	04/01/2007	3,034,000	3,198,449
Mobil Corp. *
8.625%	08/15/2021	3,641,000	5,166,685
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	1,805,000	2,060,164
Monongahela Power Co. †
6.700%	06/15/2014	1,825,000	2,028,099
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,274,000	1,255,779
National Rural Utilities Cooperative Finance Corp.
4.375%	10/01/2010	50,000	50,419
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	1,934,000	2,604,203
Navistar International Corp. †††
7.500%	06/15/2011	3,010,000	3,213,175
Nevada Power Co. †
5.875%	01/15/2015	2,400,000	2,406,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,843,000	1,802,399
News America Holdings, Inc.
8.875%	04/26/2023	2,163,000	2,872,994
News America, Inc.
6.750%	01/09/2038	1,618,000	1,810,157
Nextel Communications, Inc.
5.950%	03/15/2014	935,000	970,063
Nisource Finance Corp.
3.200%	11/01/2006	2,243,000	2,213,884
Norfolk Southern Corp.
6.000%	04/30/2008	2,330,000	2,485,553
Norfolk Southern Corp.
7.250%	02/15/2031	120,000	149,066

8

Norfolk Southern Corp.
7.350%	05/15/2007	$425,000	$457,356
North Finance (Bermuda) Limited †
7.000%	09/15/2005	1,618,000	1,641,895
Northern Natural Gas Co. †
7.000%	06/01/2011	809,000	914,575
Northwestern Corp. †
5.875%	11/01/2014	1,080,000	1,111,443
Oak Hill Securities Fund II †
8.920%	10/15/2006	2,270,000	2,322,875
OAO Gazprom †
9.625%	03/01/2013	2,300,000	2,737,000
Pacific Bell
6.125%	02/15/2008	1,600,000	1,686,883
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	2,070,000	2,183,850
Pacific Gas & Electric Co.
6.050%	03/01/2034	2,580,000	2,773,193
Park Place Entertainment Corp.
7.000%	04/15/2013	1,618,000	1,795,980
Park Place Entertainment Corp.
7.500%	09/01/2009	1,760,000	1,953,600
Park Place Entertainment Corp.
8.500%	11/15/2006	445,000	478,375
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	1,722,000	1,854,262
Pilgrims Pride Corp.
9.625%	09/15/2011	550,000	611,187
Plains All American Pipeline Co.
5.625%	12/15/2013	2,405,000	2,495,736
Potomac Edison Co. †
5.350%	11/15/2014	1,790,000	1,812,427
Precision Castparts Corp.
5.600%	12/15/2013	1,906,000	1,955,394
Precision Castparts Corp.
8.750%	03/15/2005	4,006,000	4,031,009
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,210,000	1,267,475
Qwest Corp. †
9.125%	03/15/2012	1,747,000	1,987,213
Raytheon Co.
6.500%	07/15/2005	655,000	664,678
Republic Services, Inc.
6.750%	08/15/2011	85,000	95,365
Republic Services, Inc.
7.125%	05/15/2009	3,034,000	3,365,780
Rogers Cable, Inc.
5.500%	03/15/2014	2,000,000	1,880,000
Rogers Wireless Communications, Inc.
5.525%	12/15/2010	1,020,000	1,073,550
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,700,000	1,712,750
Ryder System, Inc.
6.600%	11/15/2005	3,140,000	3,214,010

9

Shaw Communications, Inc.
8.250%	04/11/2010	$4,115,000	$4,670,525
Simon Property Group LP
6.875%	11/15/2006	1,264,000	1,330,791
Simon Property Group LP
7.375%	01/20/2006	3,115,000	3,221,742
SLM Corp.
5.000%	10/01/2013	5,010,000	5,109,679
SLM Corp.
5.625%	08/01/2033	1,435,000	1,483,822
Smithfield Foods, Inc.
7.000%	08/01/2011	4,170,000	4,435,837
Sony Capital Corp. †
4.950%	11/01/2006	2,739,000	2,796,640
Sprint Capital Corp. †††
6.900%	05/01/2019	3,153,000	3,556,606
Sprint Capital Corp.
7.125%	01/30/2006	809,000	837,175
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	2,565,000	2,924,100
Steelcase, Inc.
6.375%	11/15/2006	5,913,000	6,076,459
SuperValu, Inc.
7.500%	05/15/2012	60,000	69,859
SuperValu, Inc. *
7.875%	08/01/2009	5,664,000	6,458,744
Tampa Electric Co.
5.375%	08/15/2007	3,480,000	3,601,950
TCI Communications, Inc.
6.875%	02/15/2006	1,134,000	1,172,595
Tele-Communications-TCI Group
9.800%	02/01/2012	170,000	220,230
Temple-Inland, Inc. Series MTND *
8.125%	12/15/2006	4,305,000	4,518,971
Textron Financial Corp. Series E
2.690%	10/03/2006	4,129,000	4,057,944
TGT Pipeline LLC †
5.500%	02/01/2017	1,550,000	1,568,933
Thomas & Betts Corp.
6.500%	01/15/2006	1,600,000	1,638,581
The Thomson Corp.
6.200%	01/05/2012	2,144,000	2,364,800
Time Warner Companies, Inc.
7.750%	06/15/2005	2,266,000	2,304,706
Time Warner, Inc.
6.150%	05/01/2007	2,650,000	2,779,667
Timken Co.
5.750%	02/15/2010	4,410,000	4,545,127
Timken Co. Series A
6.750%	08/21/2006	2,343,000	2,422,294
Toro Co.
7.800%	06/15/2027	4,121,000	5,033,159
Tosco Corp.
7.250%	01/01/2007	150,000	159,080

10

Toyota Motor Credit Corp.
4.350%	12/15/2010	$5,994,000	$6,068,284
Trains 5-2002 †
5.936%	01/25/2007	3,680,392	3,787,712
Trains 10-2002 †
6.858%	01/15/2012	3,397,824	3,789,083
TransAlta Corp.
5.750%	12/15/2013	4,922,000	5,117,679
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	2,180,000	2,679,355
Tri-State Generation & Transmission Association Series 2003, Class A †
6.040%	01/31/2018	2,194,000	2,333,451
Tri-State Generation & Transmission Association Series 2003, Class B †
7.144%	07/31/2033	2,443,000	2,880,346
TTX Co. †
4.500%	12/15/2010	5,260,000	5,120,273
TXU Corp. †
5.550%	11/15/2014	3,360,000	3,356,173
Tyco International Group SA
6.375%	02/15/2006	3,575,000	3,679,058
Tyco International Group SA
6.375%	10/15/2011	2,480,000	2,741,476
Tyco International Group SA
6.875%	01/15/2029	1,090,000	1,268,819
Tyson Foods, Inc.
8.250%	10/01/2011	2,350,000	2,782,901
Union Pacific Corp.
6.400%	02/01/2006	4,000,000	4,113,600
United Air Lines, Inc. Series 91B ** ††
0.000%	02/19/2006	501,793	193,817
US Airways, Inc. Cl. B ** ††
7.500%	04/15/2008	1,087,971	0
USA Interactive
7.000%	01/15/2013	4,260,000	4,748,251
Verizon Global Funding Corp.
4.375%	06/01/2013	920,000	900,530
Verizon Global Funding Corp.
7.750%	12/01/2030	2,830,000	3,577,754
Verizon Global Funding Corp. Series MTNA *
7.600%	03/15/2007	4,046,000	4,353,423
Verizon Virginia, Inc. Series A
4.625%	03/15/2013	50,000	48,974
VF Corp.
8.100%	10/01/2005	1,416,000	1,459,048
Virginia Electric and Power Co.
5.375%	02/01/2007	2,385,000	2,458,806
Vulcan Materials Co.
6.000%	04/01/2009	3,237,000	3,438,717
The Walt Disney Co.
6.750%	03/30/2006	3,156,000	3,274,959
Washington Mutual, Inc.
2.400%	11/03/2005	7,605,000	7,553,773

11

Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	$4,010,000	$4,652,979
Westvaco Corp.
8.400%	06/01/2007	785,000	862,467
Weyerhaeuser Co.
5.500%	03/15/2005	2,457,000	2,462,658
Williams Gas Pipelines Central, Inc. †
7.375%	11/15/2006	2,225,000	2,350,156
Wisconsin Electric Power
3.500%	12/01/2007	3,400,000	3,377,359
WPP Finance (USA) Corp.
6.625%	07/15/2005	2,650,000	2,681,551
XTO Energy, Inc.
4.900%	02/01/2014	4,100,000	4,114,789
York International Corp.
6.625%	08/15/2006	1,942,000	2,016,190

TOTAL CORPORATE DEBT
(Cost $785,409,273)			808,591,989

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	7,844,419	7,764,045
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	2,183,004	2,488,625
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	1,062,550	1,092,894
Bank of America Large Loan Series 2001-FMA, Class A2 †
6.490%	12/13/2016	1,537,000	1,703,317
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.635%	08/25/2034	3,651,204	3,667,311
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.041%	07/25/2034	7,650,545	7,578,328
Chase Commercial Mortgage Securities Corp., Series 1996-1, Class A2
7.600%	07/18/2028	47,398	48,639

Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.763%	09/25/2033	3,611,355	3,606,343

Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.321%	02/25/2034	3,247,531	3,261,450
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	985,567	1,006,334
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	3,768,324	3,760,732

12

CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	$4,777,264	$4,667,394
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A2
6.520%	01/17/2035	39,107	40,068
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	86,302	101,123
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	843,943	850,788
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	146,119	148,723
GSR Mortgage Loan Trust Series 2004-9
4.708%	08/25/2034	6,076,055	6,137,995
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.771%	08/25/2034	9,034,650	9,123,733
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	400,000	430,612
Kiowa Power Partners LLC †
4.811%	12/30/2013	1,700,000	1,697,059
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	1,071,465	1,079,121
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	12,594,638	12,465,673
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	860,252	873,727
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.283%	07/25/2033	2,081,520	2,088,906
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.148%	02/25/2034	1,750,481	1,747,841
Morgan Stanley Dean Witter Capital I Series 2001-280, Class A1 †
6.148%	02/03/2011	2,266,024	2,399,279
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class 1A
5.218%	02/25/2034	826,722	836,297
Residential Accredit Loans, Inc. Series 1996-QS5, Class M2
8.000%	09/25/2026	1,216,091	1,216,091
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B †
6.920%	02/03/2014	2,428,000	2,670,046
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.060%	03/25/2034	7,206,487	7,248,484

13

Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	$2,810,433	$2,859,495
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	7,948,971	8,000,146
Tenaska Oklahoma †
6.528%	12/30/2014	2,000,000	2,015,200
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	2,149,667	2,335,384
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	6,500,713	6,690,701
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	2,606,775	2,700,611
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	15,120,359	14,965,447
Washington Mutual, Inc. Series 2004-AR2, Class A
3.077%	04/25/2044	10,199,346	10,310,167
Washington Mutual, Series 2004-AR14, Class A1
4.283%	01/25/2035	11,451,480	11,400,932
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.278%	09/25/2034	9,251,967	9,166,788
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.605%	12/25/2034	11,315,903	11,380,439

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,266,266)			173,626,288

SOVEREIGN DEBT OBLIGATIONS — 0.2%

United Mexican States
8.300%	08/15/2031	2,023,000	2,454,911
United Mexican States
8.375%	01/14/2011	50,000	58,750

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $2,178,497)			2,513,661

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.0%
Collateralized Mortgage Obligations — 0.3%
FHLMC Series 1337, Class D
6.000%	08/15/2007	111,034	111,500
FHLMC Series 2178, Class PB
7.000%	08/15/2029	4,183,959	4,389,886
FHLMC Series W067, Class A
6.420%	12/01/2005	570,795	583,214
Total Collateralized Mortgage Obligations			5,084,600

14

Pass-Through Securities — 3.7%
FHLMC †††
4.250%	07/15/2009	$11,875,000	$12,042,651
FHLMC
4.500%	10/01/2018	346,752	346,983
FHLMC
5.500%	11/01/2031 - 06/01/2033	8,785,296	8,970,004
FHLMC
6.000%	06/01/2016 - 02/01/2018	1,794,871	1,877,814
FHLMC
6.500%	05/01/2016 - 07/01/2017	2,888,832	3,053,947
FHLMC
6.625%	09/15/2009	25,110,000	27,925,165
FHLMC
7.000%	07/01/2029 - 10/01/2031	2,673,445	2,831,201
FHLMC
7.500%	06/01/2015 - 01/01/2031	1,554,010	1,667,352
FHLMC
8.000%	03/01/2015 - 08/01/2015	1,700,561	1,791,302
FHLMC
8.250%	05/01/2017	173,910	186,312
FHLMC
8.500%	11/01/2025	257,507	277,185
FHLMC
9.000%	03/01/2017	21,116	22,733
Total Pass-Through Securities			60,992,649
Total Federal Home Loan Mortgage Corporation (FHLMC)			66,077,249

Federal National Mortgage Association (FNMA) — 8.2%
Collateralized Mortgage Obligations — 0.2%
FNMA Series 1989-20, Class A
6.750%	04/25/2018	2,361,595	2,472,273

Pass-Through Securities — 8.0%
FNMA
2.250%	05/15/2006	39,000,000	38,513,920
FNMA
3.875%	11/17/2008	16,000,000	15,911,837
FNMA
4.500%	09/01/2018	168,443	168,568
FNMA
4.625%	10/15/2013	16,000,000	16,228,854
FNMA
5.000%	03/01/2018 - 09/01/2033	698,317	701,131
FNMA
5.500%	11/01/2016 - 02/01/2018	392,970	405,974
FNMA
6.000%	05/01/2011	66,409	69,603
FNMA
6.420%	11/01/2008	4,749,010	5,105,604
FNMA
6.500%	05/01/2017	1,413,265	1,496,239

15

FNMA
7.000%	12/01/2029 - 07/01/2032	$610,989	$647,173
FNMA
7.500%	09/01/2029 - 10/01/2031	761,467	816,164
FNMA
8.000%	05/01/2013 - 09/01/2031	1,949,568	2,113,159
FNMA
8.500%	08/01/2026	415,399	451,807
FNMA TBA ***
5.500%	02/01/2035	50,270,000	51,181,144
Total Pass-Through Securities			133,811,177
Total Federal National Mortgage Association (FNMA)			136,283,450

Government National Mortgage Association (GNMA) — 5.3%
Pass-Through Securities
GNMA
6.000%	06/15/2011 - 02/15/2032	8,035,155	8,392,251
GNMA
6.500%	09/15/2023 - 09/15/2031	3,851,058	4,074,483
GNMA
7.000%	08/15/2023 - 08/15/2032	4,261,686	4,534,006
GNMA
7.250%	07/20/2021 - 07/20/2022	1,890,360	2,022,899
GNMA
7.500%	06/15/2011 - 09/15/2023	889,333	954,697
GNMA
8.000%	11/15/2005 - 11/15/2030	1,154,238	1,254,393
GNMA
8.500%	08/15/2030	17,533	19,112
GNMA
9.000%	04/15/2009 - 10/15/2009	5,928	6,329
GNMA TBA ***
5.000%	02/01/2035	45,860,000	46,153,788
GNMA TBA ***
5.500%	02/01/2035	21,250,000	21,797,851
Total Pass-Through Securities			89,209,809

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	2,079,725	2,130,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $291,453,711)			293,701,501

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds — 5.8%
U.S. Treasury Bond †††
6.125%	11/15/2027	12,947,000	15,578,882
U.S. Treasury Bond
6.125%	08/15/2029	26,530,000	32,163,481

16

U.S. Treasury Bond
6.875%	08/15/2025	$6,555,000	$8,474,386
U.S. Treasury Bond *
7.125%	02/15/2023	3,520,000	4,591,950
U.S. Treasury Bond *
7.500%	11/15/2016	8,092,000	10,448,795
U.S. Treasury Bond *
8.875%	08/15/2017	17,641,000	25,273,488
Total U.S. Treasury Bonds			96,530,982

U.S. Treasury Notes — 10.9%
U.S. Treasury Note †††
2.500%	10/31/2006	32,050,000	31,664,400
U.S. Treasury Note
3.375%	11/15/2008	55,606,000	55,267,148
U.S. Treasury Note †††
4.000%	02/15/2014	92,174,000	91,453,891
U.S. Treasury Note
5.000%	08/15/2011	2,375,000	2,527,520
Total U.S. Treasury Notes			180,912,959

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $270,115,499)			277,443,941

TOTAL BONDS & NOTES
(Cost $1,550,378,442)			1,584,135,708

SHORT-TERM INVESTMENTS — 20.5%
Cash Equivalents — 9.6% ****
American AAdvantage Select Money Market Fund		1,661,599	1,661,599
Bank of America Bank Note
2.270%	03/03/2005	5,379,023	5,379,023
Bank of America Bank Note
2.270%	04/18/2005	2,896,397	2,896,397
Bank of America Bank Note
2.300%	06/09/2005	2,896,397	2,896,397
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	1,241,313	1,241,313
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	1,262,002	1,262,002
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	2,341,443	2,341,443
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	1,241,313	1,241,313
BGI Institutional Money Market Fund
		17,717,675	17,717,675
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	2,068,856	2,068,856
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	3,710,740	3,710,740
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	5,751,417	5,751,417

17

Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	$8,275,420	$8,275,420
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	2,896,397	2,896,397
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	2,068,856	2,068,856
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	1,655,084	1,655,084
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	1,521,086	1,521,086
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	1,241,313	1,241,313
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	6,827,222	6,827,222
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	1,655,084	1,655,084
Freddie Mac Discount Note
2.228%	02/01/2005	1,132,994	1,132,994
Freddie Mac Discount Note
2.277%	02/01/2005	7,225,412	7,225,412
Freddie Mac Discount Note
2.379%	03/08/2005	4,382,460	4,382,460
Freddie Mac Discount Note
2.400%	03/14/2005	3,310,168	3,310,168
Freddie Mac Discount Note
2.409%	03/14/2005	4,518,931	4,518,931
General Electric Capital Corp.
2.324%	02/11/2005	4,137,710	4,137,710
Goldman Sachs Financial Square Prime Obligations Money Market Fund		3,981,898	3,981,898
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	2,449,524	2,449,524
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	2,027,479	2,027,479
Merrill Lynch Premier Institutional Money Market Fund		3,841,793	3,841,793
Merrimac Cash Fund, Premium Class		3,723,939	3,723,939
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	8,275,420	8,275,420
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	3,310,168	3,310,168
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	4,137,710	4,137,710
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	2,482,626	2,482,626
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	2,068,856	2,068,856
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	413,771	413,771
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	4,096,333	4,096,333

18

Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	$4,774,918	$4,774,918
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	4,137,710	4,137,710
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	9,913,953	9,913,953
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	1,034,427	1,034,427
			159,686,837

Commercial Paper — 10.9%
Alcoa, Inc. *
2.370%	02/08/2005	10,000,000	9,995,392
DaimlerChrysler North America Holding Corp.
2.380%	02/01/2005	5,160,000	5,160,000
DaimlerChrysler North America Holding Corp.
2.650%	03/02/2005	7,440,000	7,424,118
Dominion Resources, Inc. †
2.410%	02/09/2005	7,595,000	7,590,932
DTE Energy Co. †
2.350%	02/02/2005	8,425,000	8,424,450
DTE Energy Co. †
2.500%	02/18/2005	3,158,000	3,154,272
Elsevier Finance SA †
2.490%	02/16/2005	7,580,000	7,572,136
Florida Power & Light Co.
2.350%	02/11/2005	7,210,000	7,205,293
General Mills, Inc. †
2.410%	02/15/2005	7,000,000	6,993,439
Goldman Sachs Group, Inc.
2.360%	02/03/2005	10,000,000	9,998,689
ITT Industries, Inc. †
2.500%	02/14/2005	5,000,000	4,995,486
ITT Industries, Inc. †
2.560%	02/28/2005	5,947,000	5,935,582
John Deere Capital Corp. †
2.520%	02/23/2005	11,900,000	11,881,674
Kellogg Co. †
2.540%	03/01/2005	6,000,000	5,988,147
KeySpan Corp. †
2.530%	02/25/2005	7,000,000	6,988,193
Kroger Co. (The), †
2.570%	02/24/2005	10,000,000	9,983,581
Mattel, Inc.
2.380%	02/04/2005	9,640,000	9,638,088
National Rural Utilities Cooperative Finance
2.430%	02/17/2005	8,000,000	7,991,360
Sara Lee Corp. †
2.510%	03/02/2005	10,360,000	10,339,053
South Carolina Electric & Gas
2.450%	02/22/2005	6,810,000	6,800,267
Textron Financial Corp.
2.470%	02/07/2005	6,525,000	6,522,314

19

United Healthcare Corp. †
2.340%	02/10/2005	$11,870,000	$11,863,056
Walt Disney Co.
2.320%	02/01/2005	9,582,000	9,582,000
			182,027,522

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			341,714,359

TOTAL INVESTMENTS — 115.6%
(Cost $1,892,092,801) *****			$1,925,850,067

Other Assets/(Liabilities) — (15.6%)			(259,250,483)

NET ASSETS — 100.0%			$1,666,599,584

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

* All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
** Non-income producing security.
*** A portion of this security is purchased on a forward commitment basis (Note 2).
**** Represents investments of security lending collateral. (Note 2).
***** See Note 3 for aggregate cost for Federal tax purposes.

†              Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $223,414,722 or 13.4% of net assets.

†† Security is currently in default.
††† Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

20

MassMutual Premier Diversified Bond
Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445

Telephone Utilities — 0.0%
Global Crossing Limited * †	12	283
Manitoba Telecom Services, Inc.	1,909	71,348
		71,631

TOTAL EQUITIES
(Cost $150,639)		75,076

		Principal
		Amount	Market Value
BONDS & NOTES — 89.3%
ASSET BACKED SECURITIES — 0.7%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$117,279	117,205
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	852,387	843,654
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	173,124	172,907
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	60,965	60,955
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	36,260	36,333
Travelers Funding Limited Series 1A, Class A1 ††
6.300%	02/18/2014	403,925	420,082
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	300,000	300,550

TOTAL ASSET BACKED SECURITIES
(Cost $1,930,307)			1,951,686

CORPORATE DEBT — 44.7%
Abitibi-Consolidated, Inc.
7.750%	06/15/2011	150,000	155,251
Activant Solutions, Inc.
10.500%	06/15/2011	345,000	371,737
AEP Industries, Inc.
9.875%	11/15/2007	325,000	331,500
AES Corp. ††
8.750%	05/15/2013	175,000	196,000
AES Corp. ††
9.000%	05/15/2015	55,000	62,150

1

Ahold Finance USA, Inc.
6.250%	05/01/2009	$375,000	$391,875
Ahold Finance USA, Inc.
6.875%	05/01/2029	325,000	320,125
Airgas, Inc.
6.250%	07/15/2014	125,000	127,187
Airgas, Inc. Series MTN
7.750%	09/15/2006	105,000	109,987
Albertson’s, Inc.
7.500%	02/15/2011	250,000	288,594
ALH Finance LLC / ALH Finance Corp. ††
8.500%	01/15/2013	125,000	127,500
Allied Waste North America Series B
5.750%	02/15/2011	55,000	50,187
Allied Waste North America, Inc.
8.875%	04/01/2008	310,000	323,950
Amerada Hess Corp.
5.900%	08/15/2006	420,000	430,744
American General Finance Corp.
5.875%	07/14/2006	175,000	180,647
American Greetings Corp.
6.100%	08/01/2028	1,060,000	1,126,250
American Honda Finance Corp. ††
3.850%	11/06/2008	200,000	198,763
American Standard, Inc.
7.625%	02/15/2010	100,000	113,970
Ametek, Inc.
7.200%	07/15/2008	690,000	744,099
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	165,000	168,204
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	600,000	707,181
AOL Time Warner, Inc.
5.625%	05/01/2005	50,000	50,321
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	369,527
Appleton Papers, Inc.
8.125%	06/15/2011	100,000	105,500
Aramark Services, Inc.
6.375%	02/15/2008	105,000	111,715
Aramark Services, Inc.
7.000%	07/15/2006	240,000	250,001
Aramark Services, Inc.
8.150%	05/01/2005	55,000	55,597
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	800,000	818,001
Australian Gas Light Co. Limited ††
6.400%	04/15/2008	520,000	553,897
Avnet, Inc.
8.000%	11/15/2006	20,000	21,325
B&G Foods Holdings Corp.
8.000%	10/01/2011	250,000	265,938
Bank of America Corp.
4.250%	10/01/2010	875,000	874,835

2

Bausch & Lomb, Inc.
6.950%	11/15/2007	$135,000	$142,469
Bausch & Lomb, Inc.
7.125%	08/01/2028	385,000	421,717
BCP Caylux Holdings Luxembourg SCA ††
9.625%	06/15/2014	225,000	249,750
Belo Corp.
7.125%	06/01/2007	558,000	592,479
Belo Corp.
8.000%	11/01/2008	750,000	843,842
Berkshire Hathaway Finance Corp. ††
4.850%	01/15/2015	250,000	252,170
Blockbuster, Inc. ††
9.000%	09/01/2012	275,000	270,875
Blyth, Inc.
7.900%	10/01/2009	655,000	734,488
Boeing Capital Corp.
5.800%	01/15/2013	150,000	162,347
Bombardier, Inc. ††
6.300%	05/01/2014	200,000	171,500
BP Capital Markets PLC
2.750%	12/29/2006	700,000	690,255
Briggs & Stratton Corp.
7.250%	09/15/2007	325,000	352,625
Briggs & Stratton Corp.
8.875%	03/15/2011	975,000	1,162,688
Buckeye Partners LP
4.625%	07/15/2013	200,000	197,178
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	569,778
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	813,028
Cablevision Systems Corp. ††
6.669%	04/01/2009	300,000	325,500
Cabot Corp. ††
5.250%	09/01/2013	110,000	110,813
Cadmus Communications Corp.
8.375%	06/15/2014	300,000	322,500
Capitol Records, Inc. ††
8.375%	08/15/2009	740,000	830,650
Carlisle Companies, Inc.
7.250%	01/15/2007	775,000	820,008
CarrAmerica Realty Corp.
6.625%	03/01/2005	70,000	70,178
Caterpillar Financial Services Corp.
3.000%	02/15/2007	2,000,000	1,970,818
Cendant Corp.
6.875%	08/15/2006	75,000	78,506
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	584,873
Certegy, Inc.
4.750%	09/15/2008	50,000	51,059

3

Charter Communications Holdings, Inc.
10.750%	10/01/2009	$650,000	$554,125
Chemed Corp.
8.750%	02/24/2011	250,000	269,375
Chesapeake Energy Corp.
6.875%	01/15/2016	250,000	260,000
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	275,000	283,652
Cincinnati Bell, Inc.
8.375%	01/15/2014	350,000	355,250
CIT Group, Inc.
3.650%	11/23/2007	850,000	843,894
CIT Group, Inc.
4.125%	02/21/2006	275,000	277,182
CIT Group, Inc.
5.125%	09/30/2014	140,000	141,719
CIT Group, Inc.
7.375%	04/02/2007	75,000	80,541
Citigroup, Inc.
5.850%	12/11/2034	475,000	504,278
CNF, Inc.
8.875%	05/01/2010	85,000	100,386
Colonial Pipeline Co. ††
7.630%	04/15/2032	65,000	86,345
Comcast Cable Communications
6.200%	11/15/2008	850,000	911,412
Comcast Cable Communications, Inc.
6.375%	01/30/2006	140,000	143,958
Comcast Corp.
5.850%	01/15/2010	50,000	53,361
Comcast Corp.
7.050%	03/15/2033	1,000,000	1,173,958
Consolidated Container Co. LLC
0.000%	06/15/2009	200,000	172,000
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	275,000	302,974
Countrywide Home Loans, Inc.
3.250%	05/21/2008	765,000	745,177
Cox Communications, Inc.
3.875%	10/01/2008	660,000	649,618
Cox Communications, Inc. ††
4.625%	01/15/2010	300,000	298,723
Cox Communications, Inc.
6.750%	03/15/2011	145,000	159,059
Cox Enterprises, Inc. ††
4.375%	05/01/2008	460,000	458,608
Cox Enterprises, Inc. ††
8.000%	02/15/2007	315,000	336,225
CSC Holdings, Inc.
7.625%	04/01/2011	300,000	327,000
CSX Corp.
6.250%	10/15/2008	250,000	268,439
CSX Corp.
7.450%	05/01/2007	634,000	682,793

4

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	$100,000	$99,507
Dean Foods Co.
6.900%	10/15/2017	500,000	512,500
Delhaize America, Inc.
9.000%	04/15/2031	855,000	1,132,967
Deutsche Telekom International Finance BV
8.250%	06/15/2005	200,000	203,673
Diageo Finance BV
3.000%	12/15/2006	2,000,000	1,975,429
Dollar Financial Group, Inc.
9.750%	11/15/2011	300,000	330,750
Dominion Resources, Inc.
2.800%	02/15/2005	450,000	450,031
Dominion Resources, Inc.
7.195%	09/15/2014	510,000	592,319
Douglas Dynamics LLC ††
7.750%	01/15/2012	275,000	277,063
Duke Energy Field Services Corp. **
7.875%	08/16/2010	255,000	296,809
Ecolab, Inc.
6.875%	02/01/2011	135,000	150,109
El Paso Corp.
7.875%	06/15/2012	200,000	208,000
Electronic Data Systems Corp. Series B
6.500%	08/01/2013	290,000	306,368
Elgin National Industries, Inc. Series B
11.000%	11/01/2007	125,000	106,250
Enbridge Energy Partners, LP
4.000%	01/15/2009	650,000	640,515
ENSCO International, Inc.
6.750%	11/15/2007	235,000	250,573
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	421,243
Enterprise Products Operating LP ††
4.000%	10/15/2007	280,000	278,652
Enterprise Products Operating LP
7.500%	02/01/2011	695,000	791,741
EOP Operating, LP
6.750%	02/15/2008	545,000	585,849
Equifax, Inc.
4.950%	11/01/2007	625,000	643,121
ERAC USA Finance Co. ††
6.700%	06/01/2034	675,000	756,302
ERAC USA Finance Co. ††
6.800%	02/15/2008	100,000	107,607
ERAC USA Finance Co. ††
7.950%	12/15/2009	455,000	525,613
Exco Resources, Inc.
7.250%	01/15/2011	375,000	395,625
Eye Care Centers of America ††
10.750%	02/15/2015	100,000	98,495

5

Fairpoint Communications, Inc.
11.875%	03/01/2010	$175,000	$204,750
FedEx Corp.
2.286%	04/01/2005	275,000	275,021
First Industrial LP
7.600%	05/15/2007	175,000	188,496
FirstEnergy Corp. Series A
5.500%	11/15/2006	410,000	421,583
Fiserv, Inc.
4.000%	04/15/2008	100,000	99,927
Ford Motor Co.
6.375%	02/01/2029	115,000	103,036
Fort James Corp.
6.875%	09/15/2007	325,000	343,688
Foster’s Finance Corp. ††
6.875%	06/15/2011	430,000	482,728
FPL Group Capital, Inc.
3.250%	04/11/2006	540,000	538,984
France Telecom SA
9.250%	03/01/2031	275,000	382,320
Franklin Resources, Inc.
3.700%	04/15/2008	175,000	174,043
Fred Meyer, Inc.
7.450%	03/01/2008	250,000	273,816
GenCorp, Inc.
9.500%	08/15/2013	150,000	166,875
General Electric Capital Corp.
4.250%	12/01/2010	270,000	269,371
General Mills, Inc.
2.625%	10/24/2006	800,000	784,303
General Motors Acceptance Corp.
6.150%	04/05/2007	625,000	634,157
General Motors Acceptance Corp.
6.875%	09/15/2011	1,000,000	1,004,167
General Motors Corp.
7.200%	01/15/2011	150,000	150,513
General Motors Corp.
8.375%	07/15/2033	520,000	523,626
General Nutrition Centers, Inc.
8.500%	12/01/2010	375,000	337,500
Georgia Gulf Corp.
7.125%	12/15/2013	175,000	186,812
Georgia Gulf Corp.
7.625%	11/15/2005	110,000	112,750
GFSI, Inc.
9.625%	03/01/2007	325,000	315,250
Glencore Funding LLC ††
6.000%	04/15/2014	1,400,000	1,360,017
Global Crossing Holdings Limited * † †††
0.000%	11/15/2009	100,000	0
Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,575,000	1,606,847
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	110,050

6

Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	$300,000	$261,000
GTECH Holdings Corp. ††
4.500%	12/01/2009	210,000	209,173
GTECH Holdings Corp.
4.750%	10/15/2010	655,000	658,459
Gulf South Pipeline Co., LP ††
5.050%	02/01/2015	250,000	250,769
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	250,000	257,944
HCA, Inc.
6.950%	05/01/2012	400,000	421,197
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	50,000	53,108
Hershey Foods Corp.
7.200%	08/15/2027	160,000	201,185
Hilton Hotels Corp.
7.200%	12/15/2009	100,000	111,168
Hilton Hotels Corp.
7.625%	05/15/2008	130,000	142,901
Hilton Hotels Corp.
7.950%	04/15/2007	160,000	172,888
Home Depot Exchangeable Trust ††
1.000%	02/14/2006	100,000	97,125
Hornbeck Offshore Services, Inc. ††
6.125%	12/01/2014	235,000	234,413
Household Finance Corp.
4.125%	12/15/2008	375,000	375,488
Household Finance Corp.
6.375%	10/15/2011	180,000	198,536
Hughes Supply, Inc. ††
5.500%	10/15/2014	960,000	957,769
Humana, Inc.
7.250%	08/01/2006	100,000	104,728
Huntsman LLC
11.625%	10/15/2010	350,000	407,750
Idex Corp.
6.875%	02/15/2008	135,000	144,230
Indianapolis Power & Light ††
6.300%	07/01/2013	175,000	188,786
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	125,000	131,250
Instron Corp.
13.250%	09/15/2009	409,000	433,540
Intelsat Bermuda, Ltd. ††
7.794%	01/15/2012	100,000	103,000
Intelsat Bermuda, Ltd. ††
8.250%	01/15/2013	150,000	155,250
International Flavors & Fragrances, Inc.
6.450%	05/15/2006	500,000	517,442
International Paper Co.
3.800%	04/01/2008	900,000	893,536

7

International Paper Co.
5.500%	01/15/2014	$750,000	$785,590
Interpool, Inc.
7.350%	08/01/2007	200,000	203,750
Intrawest Corp.
7.500%	10/15/2013	250,000	262,500
Ipalco Enterprises, Inc.
8.375%	11/14/2008	850,000	952,000
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	350,000	354,375
iStar Financial, Inc. REIT
7.000%	03/15/2008	375,000	401,507
iStar Financial, Inc. Series B
4.875%	01/15/2009	85,000	85,957
iStar Financial, Inc. Series B
5.700%	03/01/2014	170,000	174,168
J.C. Penney Co., Inc.
7.950%	04/01/2017	325,000	378,625
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	174,046
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	615,826
JP Morgan Chase & Co.
3.125%	12/11/2006	1,500,000	1,486,468
K2, Inc.
7.375%	07/01/2014	275,000	295,281
Kellwood Co.
7.625%	10/15/2017	360,000	394,200
Kellwood Co.
7.875%	07/15/2009	200,000	221,045
Kennametal, Inc.
7.200%	06/15/2012	775,000	874,653
Kern River Funding Corp. ††
4.893%	04/30/2018	162,400	165,950
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	150,000	160,125
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	130,000	144,309
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	154,461
Knowledge Learning Corp., Inc. ††
7.750%	02/01/2015	100,000	100,500
The Kroger Co.
6.750%	04/15/2012	600,000	676,342
The Kroger Co.
7.650%	04/15/2007	250,000	269,341
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	147,750
Land O’ Lakes, Inc.
9.000%	12/15/2010	250,000	270,625
Lear Corp.
8.110%	05/15/2009	75,000	84,562
Leucadia National Corp.
7.000%	08/15/2013	385,000	397,513

8

Leucadia National Corp.
7.750%	08/15/2013	$300,000	$322,500
Liberty Media Corp.
3.500%	09/25/2006	555,000	549,562
LodgeNet Entertainment Corp.
9.500%	06/15/2013	100,000	110,500
Lubrizol Corp.
4.625%	10/01/2009	495,000	496,102
Lubrizol Corp.
5.875%	12/01/2008	315,000	331,222
Lyondell Chemical Co.
9.500%	12/15/2008	175,000	189,000
Lyondell Chemical Co.
9.500%	12/15/2008	125,000	135,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. ††
8.000%	12/15/2014	50,000	52,187
Mail-Well I Corp.
7.875%	12/01/2013	350,000	306,250
Mail-Well, Inc.
9.625%	03/15/2012	100,000	107,500
Majestic Star Casino LLC/ Majestic Star Casino Capital
9.500%	10/15/2010	250,000	264,375
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. ††
6.875%	11/01/2014	150,000	150,750
Marriott International, Inc. Series E
7.000%	01/15/2008	650,000	703,891
Masco Corp.
6.750%	03/15/2006	155,000	160,535
May Department Stores Co. (The)
3.950%	07/15/2007	260,000	259,622
Maytag Corp.
8.630%	11/15/2007	700,000	773,134
MBNA Corp.
4.625%	09/15/2008	430,000	436,732
MCI, Inc.
8.735%	05/01/2014	214,000	234,063
Mediacom LLC/Mediacom Capital Corp.
8.500%	04/15/2008	350,000	357,437
Merrill Corp.
12.000%	05/01/2009	400,000	423,000
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	777,590
MGM Mirage
6.750%	09/01/2012	430,000	450,425
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	627,402
Midamerican Funding LLC
6.750%	03/01/2011	725,000	806,038
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	588,260

9

Miller Brewing Co. ††
4.250%	08/15/2008	$275,000	$276,462
Millipore Corp.
7.500%	04/01/2007	500,000	527,101
Mohawk Industries, Inc. Series C
6.500%	04/15/2007	325,000	343,329
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	290,000	330,996
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	350,000	355,688
Monongahela Power Co. ††
6.700%	06/15/2014	275,000	305,604
Moog, Inc.
6.250%	01/15/2015	230,000	232,875
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.
11.500%	03/15/2011	500,000	500,000
MSX International, Inc.
11.000%	10/15/2007	100,000	101,000
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	90,000	121,188
National Wine And Spirits, Inc.
10.125%	01/15/2009	400,000	396,000
Navistar International Corp.
7.500%	06/15/2011	445,000	475,037
Nevada Power Co. ††
5.875%	01/15/2015	380,000	380,950
New ASAT Finance Limited ††
9.250%	02/01/2011	100,000	84,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	283,611
Nextel Communications, Inc.
7.375%	08/01/2015	200,000	220,500
Nextel Partners, Inc.
11.000%	03/15/2010	150,000	166,125
Niagara Mohawk Power Corp. Series G
7.750%	10/01/2008	150,000	168,447
Nisource Finance Corp.
3.200%	11/01/2006	135,000	133,248
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	400,035
Norfolk Southern Corp.
7.250%	02/15/2031	840,000	1,043,462
North American Energy Partners, Inc.
8.750%	12/01/2011	375,000	347,812
Northwestern Corp. ††
5.875%	11/01/2014	170,000	174,949
NRG Energy, Inc. ††
8.000%	12/15/2013	300,000	323,250
OAO Gazprom ††
9.625%	03/01/2013	175,000	208,250
OED Corp. / DIAMOND JO LLC
8.750%	04/15/2012	400,000	392,000

10

OM Group, Inc.
9.250%	12/15/2011	$200,000	$213,000
Pacific Bell
6.125%	02/15/2008	372,000	392,200
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	353,425
Pacific Gas & Electric Co.
6.050%	03/01/2034	350,000	376,208
Park Place Entertainment Corp.
8.500%	11/15/2006	80,000	86,000
Park Place Entertainment Corp.
8.875%	09/15/2008	100,000	112,625
Pearson, Inc. ††
7.375%	09/15/2006	775,000	820,467
Pemex Project Funding Master Trust ††
9.500%	09/15/2027	125,000	160,000
Pentair, Inc.
7.850%	10/15/2009	570,000	647,958
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	175,000	188,441
Pinnacle Foods Holding Corp. ††
8.250%	12/01/2013	100,000	91,500
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	347,639
Pliant Corp.
11.125%	09/01/2009	150,000	163,688
Potomac Edison Co. ††
5.350%	11/15/2014	275,000	278,445
Precision Castparts Corp.
5.600%	12/15/2013	875,000	897,676
Precision Castparts Corp.
8.750%	03/15/2005	100,000	100,624
The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	439,950
Primedia, Inc.
7.665%	05/15/2010	200,000	211,000
Quintiles Transnational Corp.
10.000%	10/01/2013	350,000	395,500
Qwest Communications International, Inc. ††
7.250%	02/15/2011	150,000	153,750
Qwest Corp. ††
9.125%	03/15/2012	70,000	79,625
Raytheon Co. **
6.500%	07/15/2005	67,000	67,990
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	154,687
Rent-Way, Inc.
11.875%	06/15/2010	175,000	194,250
Rhodia SA
10.250%	06/01/2010	200,000	227,500
Rogers Cable, Inc.
5.500%	03/15/2014	275,000	258,500

11

Rogers Wireless Communications, Inc.
5.525%	12/15/2010	$170,000	$178,925
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	45,000	48,038
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	37,538
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	45,000	48,150
Ryder System, Inc.
6.600%	11/15/2005	500,000	511,785
Samsonite Corp.
8.875%	06/01/2011	300,000	322,875
Sea Containers Limited
10.500%	05/15/2012	200,000	209,500
Servicemaster Co.
8.450%	04/15/2005	61,000	61,379
Shaw Communications, Inc.
8.250%	04/11/2010	725,000	822,875
Ship Finance International Limited
8.500%	12/15/2013	600,000	612,000
Simon Property Group LP
6.875%	11/15/2006	175,000	184,247
Simon Property Group LP
7.375%	01/20/2006	100,000	103,427
Simon Property Group LP REIT
4.875%	03/18/2010	575,000	584,379
SLM Corp.
5.625%	08/01/2033	160,000	165,444
Smithfield Foods, Inc. Series B
7.750%	05/15/2013	200,000	221,500
Sonat, Inc.
7.625%	07/15/2011	225,000	231,187
Sony Capital Corp. ††
4.950%	11/01/2006	75,000	76,578
Special Devices, Inc. Series B
11.375%	12/15/2008	800,000	752,000
Sprint Capital Corp.
6.900%	05/01/2019	500,000	564,004
Sprint Capital Corp.
7.900%	03/15/2005	125,000	125,768
Stanadyne Corp. ††
10.000%	08/15/2014	250,000	267,500
Station Casinos, Inc.
6.500%	02/01/2014	350,000	360,500
Steelcase, Inc.
6.375%	11/15/2006	930,000	955,709
SuperValu, Inc.
7.500%	05/15/2012	100,000	116,431
SuperValu, Inc. **
7.875%	08/01/2009	250,000	285,079
Tampa Electric Co.
5.375%	08/15/2007	565,000	584,799

12

TD Funding Corp.
8.375%	07/15/2011	$75,000	$79,500
Tekni-Plex, Inc. Series B
12.750%	06/15/2010	210,000	193,725
Telecom Italia Capital SA ††
4.950%	09/30/2014	500,000	494,527
Telex Communications, Inc.
11.500%	10/15/2008	375,000	412,500
Texas Genco LLC/Texas Genco Financing Corp. ††
6.875%	12/15/2014	190,000	196,650
Textron Financial Corp. Series E
2.690%	10/03/2006	155,000	152,333
TGT Pipeline LLC ††
5.500%	02/01/2017	400,000	404,886
The Williams Cos., Inc. Series A
7.500%	01/15/2031	150,000	162,000
Thermadyne Holdings Corp.
9.250%	02/01/2014	300,000	291,000
Thomas & Betts Corp.
6.500%	01/15/2006	185,000	189,461
The Thomson Corp.
5.750%	02/01/2008	1,130,000	1,183,042
The Thomson Corp.
6.200%	01/05/2012	70,000	77,209
Time Warner, Inc.
6.750%	04/15/2011	920,000	1,030,620
Timken Co.
5.750%	02/15/2010	645,000	664,763
Timken Co. Series A
6.750%	08/21/2006	502,000	518,989
Toro Co.
7.800%	06/15/2027	640,000	781,660
Toyota Motor Credit Corp.
4.350%	12/15/2010	500,000	506,196
TransAlta Corp.
5.750%	12/15/2013	1,000,000	1,039,756
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	250,000	307,266
Tri-State Generation & Transmission Association Series 2003, Class A ††
6.040%	01/31/2018	150,000	159,534
Tri-State Generation & Transmission Association Series 2003, Class B ††
7.144%	07/31/2033	290,000	341,916
TTX Co. ††
4.500%	12/15/2010	1,000,000	973,436
TXU Corp. ††
5.550%	11/15/2014	600,000	599,317
Tyco International Group SA
6.000%	11/15/2013	500,000	545,167
Tyco International Group SA
6.375%	10/15/2011	30,000	33,163
Tyco International Group SA
6.875%	01/15/2029	110,000	128,046

13

Tyson Foods, Inc.
8.250%	10/01/2011	$405,000	$479,606
Union Pacific Corp.
6.400%	02/01/2006	650,000	668,460
United Dominion Realty Trust, Inc. REIT, (Series MTN)
4.300%	07/01/2007	750,000	754,614
United Rentals North America, Inc.
7.750%	11/15/2013	300,000	291,750
Universal City Florida Holding Co. I/II ††
7.200%	05/01/2010	50,000	52,000
Universal City Florida Holding Co. I/II ††
8.375%	05/01/2010	50,000	52,000
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	181,002
USA Interactive
7.000%	01/15/2013	800,000	891,690
Utilicorp., Inc.
9.950%	02/01/2011	175,000	197,094
Verizon Global Funding Corp.
4.375%	06/01/2013	900,000	880,953
Verizon Global Funding Corp.
7.750%	12/01/2030	175,000	221,239
Verizon Virginia, Inc. Series A
4.625%	03/15/2013	610,000	597,487
VICORP Restaurants, Inc.
10.500%	04/15/2011	350,000	356,125
Virginia Electric and Power Co.
5.375%	02/01/2007	330,000	340,212
Vought Aircraft Industries, Inc.
8.000%	07/15/2011	225,000	223,875
The Walt Disney Co.
6.750%	03/30/2006	150,000	155,654
Warner Music Group ††
7.375%	04/15/2014	150,000	156,750
Washington Mutual, Inc.
2.400%	11/03/2005	450,000	446,969
Weingarten Realty Investors REIT Series A
4.857%	01/15/2014	720,000	718,402
Westinghouse Air Brake Co.
6.875%	07/31/2013	100,000	105,000
Weyerhaeuser Co.
5.500%	03/15/2005	97,000	97,223
Williams Gas Pipelines Central, Inc. ††
7.375%	11/15/2006	70,000	73,938
Williams Scotsman, Inc.
9.875%	06/01/2007	350,000	350,000
Wisconsin Electric Power
3.500%	12/01/2007	560,000	556,271
Wornick Co. (The)
10.875%	07/15/2011	200,000	216,000
WPP Finance (USA) Corp.
6.625%	07/15/2005	135,000	136,607

14

XTO Energy, Inc.
4.900%	02/01/2014	$375,000	$376,353
XTO Energy, Inc.
6.250%	04/15/2013	125,000	137,601
York International Corp.
6.625%	08/15/2006	325,000	337,416
York International Corp.
6.700%	06/01/2008	365,000	389,691

TOTAL CORPORATE DEBT
(Cost $127,457,095)			129,994,454

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	859,449	850,643
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.635%	08/25/2034	590,314	592,919
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.041%	07/25/2034	1,702,713	1,686,640
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.763%	09/25/2033	474,879	474,220
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.321%	02/25/2034	411,297	413,060
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	479,024	478,059
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	554,541	541,787
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	565,209	569,793
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	204,567	208,212
GSR Mortgage Loan Trust Series 2004-9
4.708%	08/25/2034	897,863	907,016
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.771%	08/25/2034	1,422,121	1,436,143
Kiowa Power Partners LLC ††
4.811%	12/30/2013	300,000	299,481
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	33,103	33,339
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	1,353,680	1,339,819

15

Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.283%	07/25/2033	$395,996	$397,402
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.148%	02/25/2034	210,706	210,388
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class 1A
5.218%	02/25/2034	93,340	94,421
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.060%	03/25/2034	819,664	824,441
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	353,603	359,776
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	312,214	314,224
Tenaska Oklahoma ††
6.528%	12/30/2014	300,000	302,280
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	77,792	84,512
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	815,933	839,779
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	403,803	418,339
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	1,107,448	1,096,102
Washington Mutual, Inc. Series 2004-AR2, Class A
3.077%	04/25/2044	1,322,247	1,336,614
Washington Mutual, Series 2004-AR14, Class A1
4.283%	01/25/2035	1,974,393	1,965,678
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.278%	09/25/2034	1,394,769	1,381,928
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.605%	12/25/2034	1,813,446	1,823,788

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,332,442)			21,280,803

SOVEREIGN DEBT OBLIGATIONS — 0.2%

United Mexican States
8.375%	01/14/2011	375,000	440,625

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $419,313)			440,625

16

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.7%
Collateralized Mortgage Obligations — 0.1%
FHLMC Series 2178, Class PB
7.000%	08/15/2029	$230,801	$242,161

Pass-Through Securities — 2.6%
FHLMC
4.250%	07/15/2009	1,125,000	1,140,883
FHLMC
5.500%	06/01/2017 - 11/01/2031	276,191	283,463
FHLMC
6.000%	04/01/2017 - 02/01/2018	92,492	96,766
FHLMC
6.625%	09/15/2009	5,300,000	5,894,200
FHLMC
7.000%	09/01/2031	26,434	27,989
FHLMC
7.500%	09/01/2024 - 02/01/2030	150,207	161,907
Total Pass-Through Securities			7,605,208
Total Federal Home Loan Mortgage Corporation (FHLMC)			7,847,369

Federal National Mortgage Association (FNMA) — 7.9%
Pass-Through Securities
FNMA
2.250%	05/15/2006	6,200,000	6,122,726
FNMA
3.875%	11/17/2008	2,550,000	2,535,949
FNMA
4.500%	09/01/2018	138,965	139,068
FNMA
4.625%	10/15/2013	2,575,000	2,611,831
FNMA
5.000%	03/01/2018 - 09/01/2033	1,935,517	1,944,001
FNMA
5.500%	03/01/2017 - 02/01/2018	444,172	458,873
FNMA
6.420%	11/01/2008	207,966	223,581
FNMA
6.500%	07/01/2016	44,654	47,276
FNMA
7.500%	04/01/2031 - 06/01/2031	93,819	100,551
FNMA TBA ***
5.500%	02/01/2035	8,650,000	8,806,781
Total Pass-Through Securities			22,990,637

17

Government National Mortgage Association (GNMA) — 5.8%
Pass-Through Securities
GNMA
5.000%	05/15/2033 - 09/15/2033	$9,685,359	$9,779,565
GNMA
5.500%	06/15/2033 - 09/15/2034	5,717,324	5,879,465
GNMA
6.000%	03/15/2033	343,697	357,512
GNMA
6.500%	03/15/2031 - 09/15/2032	395,562	417,817
GNMA
7.000%	10/15/2027 - 08/15/2032	272,735	290,849
GNMA
8.000%	08/15/2026 - 03/15/2027	58,453	64,040
Total Pass-Through Securities			16,789,248

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	96,061	98,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $47,603,289)			47,725,683

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bonds — 6.1%
U.S. Treasury Bond
6.125%	08/15/2029	13,140,000	15,930,198
U.S. Treasury Bond **
7.125%	02/15/2023	1,500,000	1,956,797
Total U.S. Treasury Bonds			17,886,995

U.S. Treasury Notes — 13.9%
U.S. Treasury Note
1.875%	11/30/2005	10,000,000	9,917,969
U.S. Treasury Note
2.000%	05/15/2006	3,450,000	3,404,449
U.S. Treasury Note
2.500%	10/31/2006	6,170,000	6,095,768
U.S. Treasury Note
4.000%	02/15/2014	15,640,000	15,517,812
U.S. Treasury Note
4.375%	05/15/2007	5,275,000	5,396,984
Total U.S. Treasury Notes			40,332,982

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $57,664,647)			58,219,977

TOTAL BONDS & NOTES
(Cost $256,407,093)			259,613,228

TOTAL LONG TERM INVESTMENTS
(Cost $256,557,732)			259,688,304

18

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.5%
Commercial Paper **
Countrywide Home Loans, Inc.
2.350%	02/03/2005	$3,046,000	$3,045,602
Dominion Resources, Inc.
2.350%	02/02/2005	340,000	339,978
Dow Jones & Co., Inc.
2.310%	02/02/2005	1,568,000	1,567,899
OGE Energy Corp.
2.350%	02/01/2005	5,240,000	5,240,000
Textron Financial Corp.
2.570%	02/07/2005	6,712,000	6,709,125
Tribune Co.
2.520%	02/11/2005	6,910,000	6,905,163
United Healthcare Corp.
2.400%	02/04/2005	3,930,000	3,929,214
			27,736,981

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			27,736,981

TOTAL INVESTMENTS — 98.8%
(Cost $284,294,713) ****			$287,425,285

Other Assets/(Liabilities) — 1.2%			3,411,295

NET ASSETS — 100.0%			$290,836,580

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

* Non-income producing security.
** All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
*** A portion of this security is purchased on a forward commitment basis (Note 2).
**** See Note 3 for aggregate cost for Federal tax purposes.
† Security is currently in default.

††            Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $19,289,745 or 6.6% of net assets.

††† This security is valued in good faith under procedures established by the board of directors.

The accompanying notes are an integral part of the financial statements.

19

MassMutual Premier High Yield Fund —
Portfolio of Investments

January 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 94.8%
CORPORATE DEBT
Abitibi-Consolidated, Inc.
7.750%	06/15/2011	$350,000	$362,250
Activant Solutions, Inc.
10.500%	06/15/2011	585,000	630,338
AEP Industries, Inc.
9.875%	11/15/2007	1,200,000	1,224,000
AES Corp. †
8.875%	02/15/2011	1,250,000	1,393,750
AES Corp. (The) †
8.750%	06/15/2008	142,000	153,715
Affinia Group, Inc. ††
9.000%	11/30/2014	635,000	654,050
Ahold Finance USA, Inc.
6.250%	05/01/2009	600,000	627,000
Airgas, Inc.
9.125%	10/01/2011	100,000	110,750
Airgas, Inc. Series MTN
7.750%	09/15/2006	200,000	209,500
ALH Finance LLC / ALH Finance Corp. ††
8.500%	01/15/2013	600,000	612,000
Allied Waste North America
6.125%	02/15/2014	800,000	726,000
American Greetings Corp.
6.100%	08/01/2028	250,000	265,625
American Media Operation, Inc. †
8.875%	01/15/2011	725,000	763,062
Ametek, Inc.
7.200%	07/15/2008	100,000	107,840
Appleton Papers, Inc.
8.125%	06/15/2011	275,000	290,125
B&G Foods Holdings Corp.
8.000%	10/01/2011	500,000	531,875
BCP Caylux Holdings Luxembourg SCA ††
9.625%	06/15/2014	675,000	749,250
Blockbuster, Inc. †† †
9.000%	09/01/2012	475,000	467,875
Bombardier, Inc. †† †
6.300%	05/01/2014	500,000	428,750
Briggs & Stratton Corp.
8.875%	03/15/2011	65,000	77,513
Cablevision Systems Corp. ††
6.669%	04/01/2009	600,000	651,000
Cadmus Communications Corp.
8.375%	06/15/2014	600,000	645,000
CCO Holdings LLC/CCO Holdings Capital Corp. ††
6.615%	12/15/2010	500,000	496,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. †
9.625%	11/15/2009	500,000	407,500
Charter Communications Holdings, Inc.
10.750%	10/01/2009	900,000	767,250

1

Chemed Corp.
8.750%	02/24/2011	$800,000	$862,000
Chesapeake Energy Corp.
6.875%	01/15/2016	750,000	780,000
Cincinnati Bell, Inc. †
8.375%	01/15/2014	750,000	761,250
Communications & Power Industries, Inc.
8.000%	02/01/2012	100,000	104,500
Consolidated Container Co. LLC
0.000%	06/15/2009	900,000	774,000
CSC Holdings, Inc.
7.625%	04/01/2011	750,000	817,500
CSC Holdings, Inc., Series B
8.125%	07/15/2009	250,000	274,375
Dean Foods Co.
6.900%	10/15/2017	700,000	717,500
Dollar Financial Group, Inc.
9.750%	11/15/2011	675,000	744,187
Douglas Dynamics LLC ††
7.750%	01/15/2012	800,000	806,000
Echostar DBS Corp., Note
6.375%	10/01/2011	925,000	944,656
El Paso Corp. †
7.875%	06/15/2012	425,000	442,000
EL Paso Production Holding Co.
7.750%	06/01/2013	600,000	624,000
Elgin National Industries, Inc. Series B
11.000%	11/01/2007	125,000	106,250
Exco Resources, Inc.
7.250%	01/15/2011	675,000	712,125
Eye Care Centers of America ††
10.750%	02/15/2015	210,000	206,840
Fairpoint Communications, Inc.
11.875%	03/01/2010	350,000	409,500
GenCorp, Inc.
9.500%	08/15/2013	350,000	389,375
General Motors Acceptance Corp.
7.750%	01/19/2010	750,000	787,812
General Nutrition Centers, Inc.
8.500%	12/01/2010	800,000	720,000
Georgia Gulf Corp.
7.125%	12/15/2013	325,000	346,937
GFSI, Inc.
9.625%	03/01/2007	500,000	485,000
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	750,000	652,500
HCA, Inc.
6.950%	05/01/2012	750,000	789,744
Hornbeck Offshore Services, Inc. ††
6.125%	12/01/2014	75,000	74,813
Hughes Supply, Inc. ††
5.500%	10/15/2014	400,000	399,070
Huntsman LLC
11.625%	10/15/2010	800,000	932,000

2

Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	$375,000	$393,750
Instron Corp.
13.250%	09/15/2009	632,000	669,920
Intelsat Bermuda, Ltd. ††
7.794%	01/15/2012	500,000	515,000
Intelsat Bermuda, Ltd. ††
8.250%	01/15/2013	650,000	672,750
Interpool, Inc.
7.350%	08/01/2007	250,000	254,687
Intrawest Corp.
7.500%	10/15/2013	750,000	787,500
Iron Mountain, Inc.
8.625%	04/01/2013	400,000	423,000
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	700,000	708,750
Johnsondiversey, Inc., Series B
9.625%	05/15/2012	65,000	72,475
K2, Inc.
7.375%	07/01/2014	550,000	590,563
Kennametal, Inc.
7.200%	06/15/2012	175,000	197,502
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	350,000	373,625
Knowledge Learning Corp., Inc. ††
7.750%	02/01/2015	200,000	201,000
Land O’ Lakes, Inc. †
8.750%	11/15/2011	430,000	423,550
Land O’ Lakes, Inc.
9.000%	12/15/2010	500,000	541,250
Leucadia National Corp.
7.000%	08/15/2013	750,000	774,375
LodgeNet Entertainment Corp.
9.500%	06/15/2013	500,000	552,500
Lyondell Chemical Co.
9.500%	12/15/2008	825,000	891,000
Lyondell Chemical Co.
9.500%	12/15/2008	175,000	189,000
Maax Holdings Corp., Step-Up ††
0.000%	12/15/2012	1,500,000	945,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. ††
8.000%	12/15/2014	100,000	104,375
Mail-Well I Corp.
7.875%	12/01/2013	1,050,000	918,750
Majestic Star Casino LLC/ Majestic Star Casino Capital
9.500%	10/15/2010	500,000	528,750
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. ††
6.875%	11/01/2014	350,000	351,750
MCI, Inc.
8.735%	05/01/2014	800,000	875,000

3

Mediacom LLC/Mediacom Capital Corp. †
8.500%	04/15/2008	$750,000	$765,937
Merrill Corp.
12.000%	05/01/2009	1,000,000	1,057,500
MGM Mirage
6.750%	09/01/2012	750,000	785,625
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	1,000,000	1,016,250
Moog, Inc.
6.250%	01/15/2015	640,000	648,000
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.
11.500%	03/15/2011	1,050,000	1,050,000
MSX International, Inc.
11.000%	10/15/2007	200,000	202,000
National Wine And Spirits, Inc.
10.125%	01/15/2009	600,000	594,000
Navistar International Corp. †
7.500%	06/15/2011	250,000	266,875
New ASAT Finance Limited †† †
9.250%	02/01/2011	200,000	168,000
Nextel Communications, Inc.
7.375%	08/01/2015	850,000	937,125
North American Energy Partners, Inc.
8.750%	12/01/2011	775,000	718,812
Northwestern Corp. ††
5.875%	11/01/2014	70,000	72,038
NRG Energy, Inc. ††
8.000%	12/15/2013	750,000	808,125
OED Corp. / DIAMOND JO LLC
8.750%	04/15/2012	750,000	735,000
OM Group, Inc.
9.250%	12/15/2011	300,000	319,500
Owens-Illinois, Inc., Senior Note †
7.500%	05/15/2010	700,000	736,750
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	738,500
Park Place Entertainment Corp.
7.000%	04/15/2013	45,000	49,950
Pinnacle Foods Holding Corp. †† †
8.250%	12/01/2013	225,000	205,875
Plains Exploration & Production Co.
8.750%	07/01/2012	250,000	276,875
Pliant Corp.
11.125%	09/01/2009	500,000	545,625
The Premcor Refining Group, Inc.
6.750%	05/01/2014	600,000	628,500
Primedia, Inc.
7.665%	05/15/2010	350,000	369,250
Primedia, Inc.
8.000%	05/15/2013	500,000	512,500
Quintiles Transnational Corp.
10.000%	10/01/2013	500,000	565,000

4

Qwest Capital Funding, Inc. †
7.000%	08/03/2009	$650,000	$625,625
Qwest Communications International, Inc. ††
7.250%	02/15/2011	500,000	512,500
Qwest Corp. ††
9.125%	03/15/2012	125,000	142,188
Rayovac Corp.
8.500%	10/01/2013	75,000	80,438
Rent-A-Center, Inc.
7.500%	05/01/2010	215,000	221,719
Rent-Way, Inc.
11.875%	06/15/2010	725,000	804,750
Rhodia SA
10.250%	06/01/2010	1,000,000	1,137,500
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	200,000	213,500
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	145,000	155,513
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	200,000	214,000
Samsonite Corp.
8.875%	06/01/2011	750,000	807,187
Sea Containers Limited
10.500%	05/15/2012	500,000	523,750
Service Corp. International, Note
6.875%	10/01/2007	300,000	313,500
Ship Finance International Limited
8.500%	12/15/2013	900,000	918,000
Smithfield Foods, Inc. Series B
7.750%	05/15/2013	300,000	332,250
Sonat, Inc.
7.625%	07/15/2011	500,000	513,750
Special Devices, Inc. Series B
11.375%	12/15/2008	1,875,000	1,762,500
Stanadyne Corp. ††
10.000%	08/15/2014	800,000	856,000
Station Casinos, Inc.
6.500%	02/01/2014	500,000	515,000
TD Funding Corp.
8.375%	07/15/2011	125,000	132,500
Tekni-Plex, Inc. Series B †
12.750%	06/15/2010	820,000	756,450
Telex Communications, Inc.
11.500%	10/15/2008	1,000,000	1,100,000
Texas Genco LLC/Texas Genco Financing Corp. ††
6.875%	12/15/2014	845,000	874,575
The Williams Cos., Inc. Series A
7.500%	01/15/2031	500,000	540,000
Thermadyne Holdings Corp.
9.250%	02/01/2014	750,000	727,500
United Rentals North America, Inc. †
7.000%	02/15/2014	500,000	465,000
United Rentals North America, Inc. †
7.750%	11/15/2013	500,000	486,250

5

Universal City Florida Holding Co. I/II ††
7.200%	05/01/2010	$235,000	$244,400
Universal City Florida Holding Co. I/II ††
8.375%	05/01/2010	235,000	244,400
Utilicorp., Inc.
9.950%	02/01/2011	375,000	422,344
VICORP Restaurants, Inc.
10.500%	04/15/2011	500,000	508,750
Vought Aircraft Industries, Inc.
8.000%	07/15/2011	825,000	820,875
Warner Music Group ††
7.375%	04/15/2014	200,000	209,000
Westinghouse Air Brake Co.
6.875%	07/31/2013	150,000	157,500
Williams Cos., Inc.
7.125%	09/01/2011	250,000	271,875
Williams Scotsman, Inc.
9.875%	06/01/2007	800,000	800,000
Wornick Co. (The)
10.875%	07/15/2011	600,000	648,000
TOTAL BONDS & NOTES
(Cost $74,045,498)			76,804,725

SHORT-TERM INVESTMENTS — 16.4%
Cash Equivalents — 12.4% *
American AAdvantage Select Money Market Fund
		104,255	104,255
Bank of America Bank Note
2.270%	03/03/2005	$337,501	337,501
Bank of America Bank Note
2.270%	04/18/2005	181,731	181,731
Bank of America Bank Note
2.300%	06/09/2005	181,731	181,731
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	77,885	77,885
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	79,183	79,183
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	146,911	146,911
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	77,885	77,885
BGI Institutional Money Market Fund
		1,111,677	1,111,677
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	129,808	129,808
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	232,827	232,827
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	360,867	360,867
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	519,233	519,233

6

Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	$181,731	$181,731
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	129,808	129,808
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	103,847	103,847
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	95,440	95,440
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	77,885	77,885
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	428,367	428,367
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	103,847	103,847
Freddie Mac Discount Note
2.228%	02/01/2005	71,089	71,089
Freddie Mac Discount Note
2.277%	02/01/2005	453,351	453,351
Freddie Mac Discount Note
2.379%	03/08/2005	274,974	274,974
Freddie Mac Discount Note
2.400%	03/14/2005	207,693	207,693
Freddie Mac Discount Note
2.409%	03/14/2005	283,536	283,536
General Electric Capital Corp.
2.324%	02/11/2005	259,616	259,616
Goldman Sachs Financial Square Prime Obligations Money Market Fund		249,840	249,840
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	153,693	153,693
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	127,212	127,212
Merrill Lynch Premier Institutional Money Market Fund		241,049	241,049
Merrimac Cash Fund, Premium Class		233,655	233,655
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	519,233	519,233
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	207,693	207,693
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	259,616	259,616
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	155,770	155,770
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	129,808	129,808
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	25,962	25,962
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	257,020	257,020

7

Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	$299,597	$299,597
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	259,616	259,616
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	622,041	622,041
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	64,905	64,905
			10,019,388

Repurchase Agreement — 4.0%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		3,236,562	3,236,562

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			13,255,950

TOTAL INVESTMENTS — 111.2%
(Cost $87,301,448) **			$90,060,675

Other Assets/(Liabilities) — (11.2%)			(9,051,577)

NET ASSETS — 100.0%			$81,009,098

Notes to Portfolio of Investments

(a)                                  Maturity value of $3,236,741.  Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 11/25/2015, and an aggregate market value, including accrued interest, of $3,398,390.

*                                         Represents investments of security lending collateral. (Note 2).

**                                  See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

††                                    Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $12,672,874 or 15.6% of net assets.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier Strategic Income
Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 3.8%
Advertising — 0.0%
Dentsu, Inc.	18	$45,539

Aerospace & Defense — 0.0%
Thales SA	1,030	46,785
Zodiac SA	1,080	48,759
		95,544

Air Transportation — 0.0%
All Nippon Airways Co. Limited	13,000	48,843

Automotive & Parts — 0.0%
General Motors Corp. †	1,210	44,528

Banking, Savings & Loans — 0.2%
Beverly Hills Bancorp, Inc.	20,900	216,315
Capital One Financial Corp.	570	44,597
Freddie Mac	660	43,085
Lloyds TSB Group PLC	5,270	49,205
National City Corp.	1,300	46,202
		399,404

Broadcasting, Publishing & Printing — 0.4%
UnitedGlobalCom, Inc. Class A *	84,000	820,680

Building Materials & Construction — 0.1%
HeidelbergCement AG	790	52,892
Imerys SA	580	48,289
Louisiana-Pacific Corp.	1,830	46,793
		147,974

Chemicals — 0.2%
Ashland, Inc.	850	52,130
BASF AG	680	46,327
Dainippon Ink & Chemical, Inc.	20,000	50,023
Monsanto Co.	880	47,617
Pioneer Cos., Inc. *	6,200	132,494
Sumitomo Bakelite Co. Limited	7,500	47,110
		375,701

Commercial Services — 0.0%
Novar PLC	13,290	47,463

Communications — 0.3%
NTL, Inc. *	9,700	659,891

Computer & Other Data Processing Service — 0.0%
Rakuten, Inc. *	40	42,714

Computer Integrated Systems Design — 0.0%
Autodesk, Inc.	1,370	$40,237

Computers & Information — 0.0%
Apple Computer, Inc. *	680	52,285

Electric Utilities — 0.1%
E.ON AG	530	47,235
PG&E Corp. *	1,470	51,391
RWE AG	830	47,760
Scottish & Southern Energy PLC	2,920	48,864
TXU Corp.	750	51,855
		247,105

Electrical Equipment — 0.0%
Toshiba Corp.	11,000	44,369

Energy — 0.3%
Amerada Hess Corp. †	590	51,118
Anadarko Petroleum Corp. †	770	50,920
Burlington Resources, Inc.	1,150	50,266
ChevronTexaco Corp.	920	50,030
ConocoPhillips	550	51,023
Devon Energy Corp. †	1,270	51,537
Nippon Mining Holdings, Inc.	9,900	50,057
Occidental Petroleum Corp.	840	49,039
Sempra Energy †	1,300	48,360
Sunoco, Inc.	610	53,363
TonenGeneral Sekiyu KK	5,200	48,281
Transocean, Inc. *	1,170	51,363
Valero Energy Corp.	1,090	56,658
		662,015

Entertainment & Leisure — 0.0%
Capcom Co. Limited †	5,170	49,858

Financial Services — 0.8%
3i Group PLC	3,780	49,636
Bear Stearns Companies, Inc.	460	46,460
CIT Group, Inc. †	1,100	44,319
Countrywide Financial Corp.	1,330	49,197
Criimi MAE, Inc. REIT *	16,100	260,015
Daiwa Securities Group, Inc.	6,990	46,933
Janus Capital Group, Inc.	2,940	43,541
Japan Real Estate Investment Corp. REIT	6	50,835
Lehman Brothers Holdings, Inc.	530	48,288
London Stock Exchange PLC	4,310	46,412
Nippon Building Fund, Inc. REIT	6	50,425
Pennsylvania Real Estate Investment Trust REIT Preferred *	2,000	120,040
Societe Generale Class A	460	45,698
Sovereign Real Estate Investment Corp. REIT * ††	2,000,000	298,000
Telewest Global, Inc. *	34,500	581,325
		1,781,124

Foods — 0.2%
Doane Pet Care Co. Preferred *	10,000	$520,000
Tate & Lyle PLC	5,580	46,187
		566,187

Forest Products & Paper — 0.0%
OfficeMax, Inc.	1,570	46,315

Healthcare — 0.0%
Humana, Inc. *	1,600	54,704

Heavy Construction — 0.0%
Vinci SA	350	49,894

Heavy Machinery — 0.1%
Komatsu Limited	6,940	51,332
NSK Limited	9,200	47,683
Technip-Coflexip SA	280	46,863
		145,878

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	840	51,492
KB Home	470	51,047
Pulte Homes, Inc.	770	50,781
Walter Industries, Inc.	2,200	77,044
		230,364

Household Products — 0.0%
Black & Decker Corp.	570	46,962

Industrial Services — 0.0%
MAN AG	1,210	49,474
Suez SA	1,830	49,079
		98,553

Insurance — 0.3%
ACE Limited	1,110	48,163
Aetna, Inc.	380	48,271
Allianz AG	370	43,764
Cigna Corp.	600	48,132
CNP Assurances	700	49,584
Conseco, Inc. *	5,300	100,965
Lincoln National Corp.	1,010	46,561
Loews Corp.	680	46,233
MBIA, Inc.	760	45,372
Metlife, Inc.	1,180	46,846
Prudential Financial, Inc.	890	47,864
Safeco Corp.	950	43,975
		615,730

Machinery & Components — 0.0%
Cummins, Inc.	630	$48,567

Metals & Mining — 0.1%
Nucor Corp.	950	53,352
Phelps Dodge Corp. †	480	46,200
ThyssenKrupp AG	2,200	46,772
United States Steel Corp. †	960	49,680
		196,004

Pharmaceuticals — 0.1%
Celesio AG	600	46,131
Charles River Laboratories International, Inc. *	1,700	80,546
Merck KGaA	740	48,585
		175,262

Real Estate — 0.1%
British Land Co. PLC	2,880	46,658
Klepierre	570	49,369
Land Securities Group PLC	1,830	47,337
Liberty International PLC	2,650	48,333
Unibail	390	46,271
		237,968

Restaurants — 0.0%
Mitchells & Butlers PLC	7,560	46,187

Retail — 0.1%
Dillards, Inc. Cl. A	1,790	46,970
Sears, Roebuck and Co. †	950	47,728
Toys R Us, Inc. *	2,300	49,312
		144,010

Retail - General — 0.0%
KarstadtQuelle AG	4,350	40,827

Telephone Utilities — 0.1%
Equinix, Inc. *	2,900	121,626
USA Mobility, Inc. *	3,400	120,870
		242,496

Toys, Games — 0.0%
Sega Sammy Holdings, Inc. *	875	56,199

Transportation — 0.1%
Arriva PLC	4,650	48,088
Norfolk Southern Corp.	1,290	44,957
Peninsular and Oriental Steam Navigation Co. (The)	8,310	48,054
		141,099

Water Companies — 0.1%
Kelda Group PLC	4,010	45,427
Severn Trent PLC	2,630	45,609
United Utilities PLC	3,950	47,582
		138,618

TOTAL EQUITIES
(Cost $8,926,599)		8,927,098

		Principal Amount	Market Value
BONDS & NOTES — 83.8%
ASSET BACKED SECURITIES — 3.1%
BMW Vehicle Owner Trust, Series 2004-A, Class A2
1.880%	10/25/2006	$194,343	$193,796
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	180,000	179,325
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-1, Class 1A3
3.140%	07/25/2023	65,817	65,725
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class IA2
2.138%	07/25/2018	75,022	74,764
CIT Equipment Collateral, Series 2004-DFS, Class A2 ††
2.660%	09/29/2006	250,000	248,583
CIT Group Home Equity Loan Trust, Series 2003-1, Class A2
2.350%	04/20/2027	87,904	87,657
Citibank Credit Card Issuance Trust Series 2001-A6, Class A6
5.650%	06/16/2008	170,000	175,339
Citibank Credit Card Issuance Trust, Series 2002-A3, Class A
4.400%	05/15/2007	178,000	178,890
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX, 144A ††
10.421%	03/22/2007	559,000	581,868
Countrywide Alternative Loan Trust, Series 2005-J1, Class 4A1, 144A ††
6.500%	01/15/2035	260,000	267,800
Daimler Chrysler Auto Trust, Series 2001-D, Class A4
3.780%	02/06/2007	42,938	43,079
Daimler Chrysler Auto Trust, Series 2003-A, Class A2
1.520%	12/08/2005	36,007	36,001
Daimler Chrysler Auto Trust, Series 2003-B, Class A2
1.610%	07/10/2006	219,170	218,793
Daimler Chrysler Auto Trust, Series 2004-B, Class A2
2.480%	02/08/2007	104,000	103,789
Daimler Chrysler Auto Trust, Series 2004-C, Class A2
2.620%	06/08/2007	299,000	298,159
Daimler Chrysler Auto Trust, Series 2005-A, Class A2
3.170%	09/08/2007	220,000	222,063
FHLMC, Series 2819, Class S
5.510%	06/15/2034	1,212,231	118,111
FHLMC, Series 2920, Class S
4.260%	01/15/2035	687,000	39,902

FHLMC, Series 2920, Class S
4.300%	01/15/2035	$687,000	$42,240
FNMA, Series 2001-T10, Class IO
6.000%	12/25/2041	12,906,651	296,070
FNMA, Series 324, Class 2
6.500%	06/01/2032	465,004	91,392
FNMA, Series SMBS, Class 321, IO
6.500%	03/01/2032	686,978	127,511
Ford Credit Auto Owner Trust, Series 2004-A, Class A2
2.130%	10/15/2006	353,456	352,297
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/17/2008	130,000	129,598
Goldman Sachs Asset Management CBO Limited, Series 1A, Class D ††
12.540%	06/13/2011	263,064	65,766
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	150,162
Harley-Davidson Motorcycle Trust, Series 2003-3, Class A1
1.500%	01/15/2008	152,890	152,006
Honda Auto Receivables Owner Trust, Series 2003-3, Class A2
1.520%	04/21/2006	158,182	157,910
Honda Auto Receivables Owner Trust, Series 2003-4, Class A2
1.580%	07/17/2006	191,079	190,572
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2
3.210%	05/21/2007	90,000	90,000
Household Automotive Trust, Series 2003-2, Class A2
1.560%	12/18/2006	74,706	74,542
M&I Auto Loan Trust, Series 2002-1, Class A3
2.490%	10/22/2007	84,663	84,610
M&I Auto Loan Trust, Series 2003-1, Class A2
1.600%	07/20/2006	121,083	120,913
Mirant Mid Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	107,320	119,259
National City Auto Receivables Trust, Series 2004-A, Class A2
1.500%	02/15/2007	125,915	125,423
Nissan Auto Lease Trust, Series 2004-A, Class A2
2.550%	01/15/2007	146,000	145,247
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A2
1.400%	07/17/2006	109,879	109,416
Option One Mortgage Loan Trust, Series 2004-3, Class A2
2.568%	11/25/2034	89,084	89,098
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2
3.914%	05/25/2035	40,000	40,000

SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	$93,000	$95,045
USAA Auto Owner Trust, Series 2004-1, Class A2
1.430%	09/15/2006	328,987	327,959
USAA Auto Owner Trust, Series 2004-2, Class A2
2.410%	02/15/2007	165,000	164,536
USAA Auto Owner Trust, Series 2004-3, Class AW
2.790%	06/15/2007	140,000	139,484
Volkswagen Auto Lease Trust, Series 2004-A, Class A2
2.470%	01/22/2007	191,000	190,067
Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A2
1.550%	06/20/2006	102,824	102,583
Wachovia Auto Owner Trust, Series 2004-B, Class A2
2.400%	05/20/2007	145,000	144,411
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B
2.940%	02/25/2018	288,929	287,710
Whole Auto Loan Trust, Series 2003-1, Class A2A
1.400%	04/15/2006	127,786	127,566

TOTAL ASSET BACKED SECURITIES
(Cost $7,491,473)			7,467,037

CORPORATE DEBT — 33.8%
Accuride Corp. ††
8.500%	02/01/2015	60,000	61,725
Adelphia Communications Corp.
8.125%	07/15/2033	140,000	114,100
Adelphia Communications Corp.
8.375%	02/01/2008	164,000	134,890
Adelphia Communications Corp., Series B
9.250%	10/01/2032	235,000	195,637
Advanced Micro Devices, Inc. ††
7.750%	11/01/2012	75,000	74,812
AES Corp. ††
8.750%	05/15/2013	302,000	338,240
AES Red Oak LLC, Series A
8.540%	11/30/2019	139,775	156,898
AGCO Corp.
9.500%	05/01/2008	369,000	390,679
AK Steel Corp.
7.750%	06/15/2012	100,000	102,500
AK Steel Corp.
7.875%	02/15/2009	146,000	149,650
Alamosa Delaware, Inc.
12.500%	02/01/2011	209,000	236,170
Allbritton Communications Co.
7.750%	12/15/2012	104,000	107,120
Alliant Techsystems, Inc.
8.500%	05/15/2011	108,000	116,370

Allied Waste North America
9.250%	09/01/2012	$173,000	$183,380
Allied Waste North America, Inc.
8.875%	04/01/2008	365,000	381,425
AMC Entertainment, Inc.
9.500%	02/01/2011	263,000	271,547
American Seafoods Group LLC
10.125%	04/15/2010	175,000	189,000
American Tower Corp. †
7.500%	05/01/2012	153,000	157,207
American Tower Escrow Corp.
0.000%	08/01/2008	224,000	168,280
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.875%	05/20/2011	239,000	258,120
Ameripath, Inc.
10.500%	04/01/2013	104,000	108,680
AMI Semiconductor, Inc.
10.750%	02/01/2013	115,000	133,975
Amkor Technology, Inc. †
9.250%	02/15/2008	162,000	160,380
ANR Pipeline Co.
8.875%	03/15/2010	67,000	74,537
Arbor I Limited (VRN) ††
16.670%	06/15/2006	250,000	259,675
Arch Western Finance LLC
6.750%	07/01/2013	119,000	121,380
Argentine Republic
1.980%	08/03/2012	1,481,000	1,258,850
Argentine Republic
3.000%	03/31/2023	142,000	76,680
Aries Vermoegensverwaltungs GmbH ††
7.750%	10/25/2009	250,000	369,419
Aries Vermoegensverwaltungs GmbH, Reg S
9.600%	10/25/2014	2,250,000	2,780,550
ArvinMeritor, Inc.
8.750%	03/01/2012	123,000	137,606
Asbury Automotive Group, Inc.
9.000%	06/15/2012	220,000	232,650
Asia Aluminum Holdings Limited ††
8.000%	12/23/2011	340,000	340,000
Associated Materials, Inc.
9.750%	04/15/2012	89,000	97,455
AT&T Corp.
9.050%	11/15/2011	293,000	339,880
ATA Holdings Corp., Step-Up
13.000%	02/01/2009	382,000	171,900
Autonation, Inc.
9.000%	08/01/2008	205,000	230,625
Aztar Corp.
9.000%	08/15/2011	149,000	163,528
Bank Plus Corp.
12.000%	07/18/2007	155,000	165,850
Bankunited Capital Trust Preferred
10.250%	12/31/2026	375,000	406,875

BCP Caylux Holdings Luxembourg SCA ††
9.625%	06/15/2014	$112,000	$124,320
BE Aerospace, Inc.
8.875%	05/01/2011	71,000	72,420
Beazer Homes USA, Inc.
8.375%	04/15/2012	246,000	269,985
Berry Plastics Corp.
10.750%	07/15/2012	119,000	135,660
Block Communications, Inc.
9.250%	04/15/2009	112,000	119,560
Boise Cascade LLC ††
7.125%	10/15/2014	123,000	128,842
Boyd Gaming Corp.
8.750%	04/15/2012	134,000	147,735
Burns Philp Capital Property Limited/Burns Philp Capital US, Inc.
9.750%	07/15/2012	162,000	176,580
Caesars Entertainment, Inc.
7.875%	03/15/2010	261,000	291,015
Caithness Coso Funding Corp.
9.050%	12/15/2009	82,163	89,146
California Steel Industries, Inc.
6.125%	03/15/2014	89,000	87,888
Calpine Canada Energy Finance Ulc †
8.500%	05/01/2008	75,000	55,125
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%	06/15/2013	190,000	215,175
Centerpoint Energy, Inc., Series B
7.250%	09/01/2010	82,000	91,276
Century Aluminum Co. ††
7.500%	08/15/2014	70,000	74,725
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.
11.750%	05/15/2011	418,000	290,510
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. †† †
8.375%	04/30/2014	671,000	687,775
Chesapeake Energy Corp.
6.875%	01/15/2016	152,000	158,080
Cinemark USA, Inc.
9.000%	02/01/2013	71,000	79,520
Cinemark, Inc.
9.750%	03/15/2014	171,000	129,105
CITGO Trustees Cayman Limited ††
8.500%	12/21/2014	173,000	171,097
Citizens Communications Co.
6.250%	01/15/2013	179,000	178,553
CMS Energy Corp.
8.500%	04/15/2011	93,000	103,811
CMS Energy Corp.
9.875%	10/15/2007	116,000	128,325

Collins & Aikman Floor Cover Co.
9.750%	02/15/2010	$71,000	$75,260
Comforce Operating, Inc.
12.000%	12/01/2007	109,000	107,365
Community Health Systems, Inc. ††
6.500%	12/15/2012	119,000	119,000
Compass Minerals Group, Inc.
10.000%	08/15/2011	142,000	159,040
Constellation Brands, Inc.
8.125%	01/15/2012	75,000	81,562
Cooper Standard Auto ††
8.375%	12/15/2014	165,000	156,750
Corrections Corp. of America
9.875%	05/01/2009	75,000	82,500
Corus Entertainment, Inc.
8.750%	03/01/2012	82,000	89,072
Coventry Health Care, Inc. ††
6.125%	01/15/2015	60,000	60,900
CP Ships Limited
10.375%	07/15/2012	237,000	274,920
Crown Castle International Corp.
7.500%	12/01/2013	80,000	84,900
Crown Castle International Corp. †
7.500%	12/01/2013	93,000	98,696
Crown European Holdings SA
9.500%	03/01/2011	134,000	149,410
Crown European Holdings SA
10.875%	03/01/2013	69,000	80,902
CSC Holdings, Inc.
7.625%	04/01/2011	321,000	349,890
Dana Corp.
10.125%	03/15/2010	130,000	143,675
Dayton Superior Corp.
13.000%	06/15/2009	93,000	97,185
Del Monte Corp. ††
6.750%	02/15/2015	50,000	50,500
Del Monte Corp.
8.625%	12/15/2012	145,000	161,131
Dex Media East LLC/Dex Media East Finance Co.
9.875%	11/15/2009	160,000	179,200
Dex Media West LLC/Dex Media Finance Co. ††
5.875%	11/15/2011	239,000	233,622
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	98,962
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	181,400
Dex Media, Inc.
8.000%	11/15/2013	267,000	283,687
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	427,000	480,909
DJ CDX NA HY ††
8.000%	12/29/2009	4,212,000	4,269,915
DJ CDX NA HY, Series 31 †† †
7.750%	12/29/2009	3,727,000	3,787,564

Doane Pet Care Co.
10.750%	03/01/2010	$233,000	$247,562
Dobson Communications Corp.
8.875%	10/01/2013	83,000	61,213
Dole Food Co., Inc.
8.625%	05/01/2009	93,000	101,951
Domino’s, Inc.
8.250%	07/01/2011	87,000	93,090
Douglas Dynamics LLC ††
7.750%	01/15/2012	86,000	86,645
DR Horton, Inc.
9.375%	03/15/2011	78,000	85,989
DR Horton, Inc.
9.750%	09/15/2010	87,000	104,715
Dresser, Inc.
9.375%	04/15/2011	71,000	77,035
Dura Operating Corp., Series B
8.625%	04/15/2012	93,000	95,557
Dura Operating Corp., Series B
9.000%	05/01/2009	112,000	138,462
Dynegy Holdings, Inc. †
6.875%	04/01/2011	247,000	229,710
Dynegy Holdings, Inc. †
8.750%	02/15/2012	263,000	264,315
Dynegy Holdings, Inc. ††
10.125%	07/15/2013	287,000	318,570
Eagle-Picher Industries, Inc.
9.750%	09/01/2013	142,000	124,960
Earle M. Jorgenson Co.
9.750%	06/01/2012	194,000	216,795
Echostar DBS Corp. ††
6.625%	10/01/2014	362,000	365,620
Echostar DBS Corp.
9.125%	01/15/2009	82,000	89,175
Edison Mission Energy Corp.
9.875%	04/15/2011	71,000	82,981
El Paso Corp. †
7.875%	06/15/2012	63,000	65,520
El Paso Electric Co., Series E
9.400%	05/01/2011	149,000	163,753
EL Paso Production Holding Co.
7.750%	06/01/2013	309,000	321,360
Emmis Operating Co.
6.875%	05/15/2012	104,000	106,600
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	80,625
Equistar Chemicals, LP/Equistar Funding Corp.
8.750%	02/15/2009	106,000	116,600
Equistar Chemicals, LP/Equistar Funding Corp.
10.625%	05/01/2011	99,000	113,850
Extendicare Health Services, Inc.
9.500%	07/01/2010	71,000	78,810

Eye Care Centers of America, Inc.
9.125%	05/01/2008	$141,000	$145,642
FelCor Lodging, LP REIT
9.000%	06/01/2011	101,000	113,625
Fisher Scientific International
8.125%	05/01/2012	110,000	121,413
Flextronics International Limited ††
6.250%	11/15/2014	294,000	288,120
Forest Oil Corp.
7.750%	05/01/2014	130,000	139,750
Fort James Corp.
6.875%	09/15/2007	93,000	98,347
Foundation Re Limited ††
6.400%	11/24/2008	250,000	252,125
Freescale Semiconductor, Inc.
7.125%	07/15/2014	97,000	104,639
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	132,225
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	112,000	123,760
Gazprom International SA, Reg S
7.201%	02/01/2020	1,301,000	1,382,117
Georgia-Pacific Corp.
8.125%	05/15/2011	394,000	453,100
Georgia-Pacific Corp.
9.375%	02/01/2013	239,000	275,149
The Goodyear Tire & Rubber Co. †
7.857%	08/15/2011	269,000	271,690
Graham Packaging Co., Inc. ††
9.875%	10/15/2014	86,000	90,085
Graphic Packaging International Corp.
8.500%	08/15/2011	212,000	228,960
Graphic Packaging International Corp.
9.500%	08/15/2013	95,000	105,925
Hanover Equipment Trust, Class A
8.500%	09/01/2008	71,000	75,260
HCA, Inc.
6.300%	10/01/2012	343,000	347,867
HCA, Inc.
6.375%	01/15/2015	302,000	303,775
Healthsouth Corp. * †††
7.625%	06/01/2012	391,000	391,978
Helix 04 Limited ††
7.375%	06/30/2009	250,000	251,800
Hexcel Corp. ††
6.750%	02/01/2015	90,000	90,113
Hilton Hotels Corp.
7.625%	12/01/2012	71,000	83,346
HMP Equity Holdings Corp.
0.000%	05/15/2008	130,000	86,775
Hornbeck Offshore Services, Inc. ††
6.125%	12/01/2014	95,000	94,763
Host Marriott, LP REIT
9.500%	01/15/2007	186,000	201,345

Huntsman International LLC
0.000%	12/31/2009	$523,000	$293,534
Huntsman International LLC †† †
7.375%	01/01/2015	149,000	148,255
Huntsman International LLC
9.875%	03/01/2009	205,000	223,450
Huntsman International LLC
10.125%	07/01/2009	326,000	342,300
Huntsman International LLC
10.125%	07/01/2009	123,000	168,172
Huntsman International LLC ††
11.500%	07/15/2012	108,000	127,980
Hydrochem Industrial Services, Inc., Series B
10.375%	08/01/2007	216,000	219,465
Imco Recycling, Inc.
10.375%	10/15/2010	95,000	106,875
Ingram Micro, Inc.
9.875%	08/15/2008	186,000	201,112
Inland Fiber Group LLC
9.625%	11/15/2007	186,000	93,000
Innophos, Inc. ††
8.875%	08/15/2014	200,000	215,500
Intelsat Bermuda Limited †† †
8.625%	01/15/2015	120,000	124,950
Inter-American Development Bank
0.000%	12/08/2009	250,000	94,701
Intrawest Corp.
7.500%	10/15/2013	118,000	123,900
INVISTA ††
9.250%	05/01/2012	280,000	308,000
Iron Mountain, Inc.
7.750%	01/15/2015	168,000	171,780
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	78,000	78,975
Isle of Capri Casinos, Inc.
9.000%	03/15/2012	268,000	295,805
ISP Holdings, Inc., Series B
10.625%	12/15/2009	153,000	166,770
Ispat Inland ULC
9.750%	04/01/2014	109,000	134,343
Jacuzzi Brands, Inc.
9.625%	07/01/2010	81,000	90,315
Jean Coutu Group, Inc. †† †
8.500%	08/01/2014	103,000	102,743
John Q. Hammons Hotels, Inc., Series B
8.875%	05/15/2012	116,000	130,500
JSG Funding PLC ††
7.750%	04/01/2015	90,000	88,650
JSG Funding PLC
9.625%	10/01/2012	119,000	131,495
K. Hovnanian Enterprises, Inc.
8.875%	04/01/2012	97,000	107,670

Kaiser Aluminum & Chemical Corp., Series B †
10.875%	10/15/2006	$168,000	$146,160
Kansas City Southern Railway, Co.
7.500%	06/15/2009	75,000	78,000
KB Home
8.625%	12/15/2008	76,000	85,832
Kerzner International Limited
8.875%	08/15/2011	186,000	202,740
KinderCare Learning Centers, Inc.
9.500%	02/15/2009	87,000	87,217
Koppers, Inc.
9.875%	10/15/2013	114,000	129,390
L-3 Communications Corp. ††
5.875%	01/15/2015	149,000	148,255
Lear Corp.
8.110%	05/15/2009	93,000	104,857
Leslie’s Poolmart ††
7.750%	02/01/2013	60,000	61,050
Levi Strauss & Co. ††
9.750%	01/15/2015	145,000	141,012
Levi Strauss & Co.
11.625%	01/15/2008	73,000	76,467
Levi Strauss & Co.
12.250%	12/15/2012	71,000	76,680
Lin Television Corp.
6.500%	05/15/2013	82,000	82,820
Lucent Technologies, Inc.
6.450%	03/15/2029	201,000	179,392
Lyondell Chemical Co.
10.500%	06/01/2013	175,000	206,500
Lyondell Chemical Co. Series A
9.625%	05/01/2007	76,000	83,030
Lyondell Chemical Co. Series B
9.875%	05/01/2007	179,000	187,055
Mail-Well, Inc.
9.625%	03/15/2012	220,000	236,500
Mandalay Resort Group
9.375%	02/15/2010	130,000	149,175
Mandalay Resort Group
10.250%	08/01/2007	179,000	202,270
MCI, Inc.
6.908%	05/01/2007	182,000	186,095
MCI, Inc.
7.688%	05/01/2009	200,000	208,750
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	213,000	212,467
Medianews Group, Inc.
6.875%	10/01/2013	75,000	74,625
MedQuest, Inc., Series B
11.875%	08/15/2012	123,000	143,910
Meristar Hospitality Corp. REIT
9.125%	01/15/2011	185,000	199,800

MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT
10.500%	06/15/2009	$104,000	$112,580
Meritage Homes Corp.
9.750%	06/01/2011	93,000	102,765
Metaldyne Corp. †
11.000%	06/15/2012	183,000	151,890
MGM Mirage †
8.375%	02/01/2011	190,000	212,800
Midwest Generation LLC
8.750%	05/01/2034	309,000	345,307
Milacron Escrow Corp.
11.500%	05/15/2011	145,000	155,150
Mirant Americas Generation LLC
7.625%	05/01/2006	86,000	96,750
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	123,000	124,999
National Waterworks, Inc.
10.500%	12/01/2012	71,000	79,520
Navigator Gas Transport PLC ††
10.500%	06/30/2007	434,000	347,200
NDCHealth Corp.
10.500%	12/01/2012	138,000	141,450
Newfield Exploration Co.
8.375%	08/15/2012	121,000	134,310
Nextel Communications, Inc.
7.375%	08/01/2015	700,000	771,750
Nextel Partners, Inc.
12.500%	11/15/2009	247,000	276,640
NMHG Holding Co.
10.000%	05/15/2009	89,000	98,345
Novelis, Inc. ††
7.250%	02/15/2015	180,000	184,500
NRG Energy, Inc. ††
8.000%	12/15/2013	246,000	265,065
Ocean Rig Norway AS
10.250%	06/01/2008	446,000	459,380
Ocwen Capital Trust 1
10.875%	08/01/2027	196,000	199,920
Oregon Steel Mills, Inc.
10.000%	07/15/2009	138,000	153,180
Orion Network Systems, Inc.
12.500%	01/15/2007	446,000	231,920
Owens-Brockway
7.750%	05/15/2011	108,000	116,100
Owens-Brockway
8.750%	11/15/2012	298,000	331,525
Owens-Brockway
8.875%	02/15/2009	216,000	233,550
Pacificare Health Systems, Inc.
10.750%	06/01/2009	111,000	125,430
PanAmSat Corp. ††
9.000%	08/15/2014	235,000	255,562
PCI Chemicals Canada, Inc., Series B
10.000%	12/31/2008	95,000	100,700

Peabody Energy Corp.
6.875%	03/15/2013	$123,000	$131,610
Pemex Project Funding Master Trust
7.375%	12/15/2014	319,000	356,482
Pemex Project Funding Master Trust
8.500%	02/15/2008	129,000	144,093
Pemex Project Funding Master Trust
9.125%	10/13/2010	284,000	338,670
Penn National Gaming, Inc.
8.875%	03/15/2010	138,000	149,040
Penn National Gaming, Inc.
11.125%	03/01/2008	298,000	315,880
Petco Animal Supplies, Inc.
10.750%	11/01/2011	149,000	173,585
Petroleum Helicopters, Inc.
9.375%	05/01/2009	75,000	81,375
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	175,000	186,375
Pinnacle Entertainment, Inc. †
9.250%	02/15/2007	177,000	179,743
Pioneer 2002 Limited ††
6.129%	06/15/2006	250,000	254,250
Pioneer 2002 Limited ††
6.129%	06/15/2006	250,000	254,075
Pioneer 2002 Limited (VRN) ††
7.183%	06/15/2006	250,000	254,225
Playtex Products, Inc.
8.000%	03/01/2011	108,000	117,720
Playtex Products, Inc.
9.375%	06/01/2011	112,000	119,840
PolyOne Corp.
8.875%	05/01/2012	259,000	278,425
Premcor Refining Group (The), Inc.
9.500%	02/01/2013	186,000	213,900
Primedia, Inc.
8.000%	05/15/2013	283,000	290,075
Protection One Alarm Monitoring, Inc.
7.375%	08/15/2005	192,000	193,920
Quintiles Transnational Corp.
10.000%	10/01/2013	91,000	102,830
Qwest Capital Funding, Inc. †
7.900%	08/15/2010	196,000	192,570
Qwest Corp. ††
9.125%	03/15/2012	410,000	466,375
Qwest Services Corp. ††
14.000%	12/15/2010	514,000	610,375
Qwest Services Corp. ††
14.500%	12/15/2014	173,000	216,683
Radio One, Inc.
8.875%	07/01/2011	108,000	117,450
Rainbow National Services LLC ††
8.750%	09/01/2012	101,000	113,625

Redwood ††
6.680%	12/31/2049	$250,000	$250,000
Reliant Energy, Inc.
6.750%	12/15/2014	119,000	116,025
Reliant Energy, Inc.
9.250%	07/15/2010	148,000	164,650
Reliant Energy, Inc.
9.500%	07/15/2013	190,000	212,800
Republic of the Philippines
10.625%	03/16/2025	232,000	256,070
Rexnord Corp.
10.125%	12/15/2012	80,000	89,600
RH Donnelley Finance Corp. I ††
8.875%	12/15/2010	104,000	115,180
RH Donnelley Finance Corp. I ††
10.875%	12/15/2012	160,000	187,200
Rhodia SA
10.250%	06/01/2010	119,000	135,362
Rite Aid Corp.
8.125%	05/01/2010	149,000	154,588
Rite Aid Corp.
9.500%	02/15/2011	75,000	80,625
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	319,000	342,128
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	106,000	113,420
Rotech Healthcare, Inc.
9.500%	04/01/2012	194,000	214,370
Royal Caribbean Cruises Limited
8.750%	02/02/2011	116,000	136,010
Royster-Clark, Inc.
10.250%	04/01/2009	75,000	77,250
Rural Cellular Corp.
9.625%	05/15/2008	82,000	81,590
Rural Cellular Corp.
9.750%	01/15/2010	105,000	101,325
Rural Cellular Corp.
9.875%	02/01/2010	132,000	140,580
Russell Corp.
9.250%	05/01/2010	93,000	99,975
Russian Federation ††
5.000%	03/31/2030	978,000	1,025,677
Saks, Inc.
8.250%	11/15/2008	202,000	221,695
SBA Communications Corp. ††
8.500%	12/01/2012	149,000	155,146
SBA Telecommunications, Inc./SBA Communications Corp.
9.750%	12/15/2011	218,000	187,752
Seagate Technology Hdd Holdings Corp.
8.000%	05/15/2009	82,000	88,150
Sealy Mattress Co.
8.250%	06/15/2014	104,000	106,080

Shaw Communications, Inc., Series B
8.540%	09/30/2027	$543,000	$455,635
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	425,000	442,000
Six Flags, Inc. †
8.875%	02/01/2010	224,000	213,360
Six Flags, Inc. ††
9.625%	06/01/2014	100,000	94,250
Smithfield Foods, Inc. †
7.625%	02/15/2008	114,000	120,840
Solo Cup Co.
8.500%	02/15/2014	117,000	119,779
Sonat, Inc.
7.625%	07/15/2011	172,000	176,730
Southern Natural Gas Co.
7.350%	02/15/2031	116,000	120,640
Southern Natural Gas Co.
8.000%	03/01/2032	168,000	183,960
Southern Natural Gas Co.
8.875%	03/15/2010	101,000	112,362
Spanish Broadcasting System, Inc.
9.625%	11/01/2009	404,000	424,200
SPX Corp.
7.500%	01/01/2013	212,000	232,670
Standard Parking Corp.
9.250%	03/15/2008	182,000	178,360
Standard-Pacific Corp.
9.250%	04/15/2012	75,000	87,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	298,000	339,720
State of Israel
5.500%	12/04/2023	425,000	458,887
Station Casinos, Inc.
6.500%	02/01/2014	200,000	206,000
Station Casinos, Inc.
9.875%	07/01/2010	93,000	98,464
Steel Dynamics, Inc.
9.500%	03/15/2009	75,000	82,125
Stena AB ††
7.000%	12/01/2016	212,000	205,110
Stena AB
9.625%	12/01/2012	80,000	89,600
Stone Container Corp.
8.375%	07/01/2012	175,000	185,500
Stone Container Corp.
9.250%	02/01/2008	168,000	183,960
Stone Container Corp.
9.750%	02/01/2011	294,000	321,195
Stone Energy Corp. ††
6.750%	12/15/2014	100,000	97,750
Stoneridge, Inc.
11.500%	05/01/2012	173,000	198,950
Swift & Co.
10.125%	10/01/2009	75,000	83,812

Sybron Dental Specialties, Inc.
8.125%	06/15/2012	$155,000	$168,175
Synagro Technologies, Inc.
9.500%	04/01/2009	89,000	98,122
TD Funding Corp.
8.375%	07/15/2011	116,000	122,960
TECO Energy, Inc.
7.200%	05/01/2011	130,000	141,212
Teekay Shipping Corp.
8.875%	07/15/2011	75,000	86,813
Tekni-Plex, Inc. Series B †
12.750%	06/15/2010	170,000	156,825
Tembec Industries, Inc.
7.750%	03/15/2012	149,000	141,550
Tenet Healthcare Corp.
6.375%	12/01/2011	229,000	205,528
Tenet Healthcare Corp. ††
9.875%	07/01/2014	141,000	146,288
Tengizchevroil Finance Co S.ar.1, Series A ††
6.124%	11/15/2014	433,000	436,789
Tenneco Automotive Inc.
10.250%	07/15/2013	116,000	136,300
Tenneco Automotive, Inc. ††
8.625%	11/15/2014	49,000	50,960
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	82,000	82,820
Tennessee Gas Pipeline Co.
7.500%	04/01/2017	524,000	579,020
Tennessee Valley Authority
6.790%	05/23/2012	2,948,000	3,412,997
Terex Corp.
9.250%	07/15/2011	101,000	111,858
Terex Corp.
10.375%	04/01/2011	205,000	227,550
Tesoro Corp.
8.000%	04/15/2008	291,000	312,825
Tesoro Corp. †
9.625%	04/01/2012	88,000	100,100
Texas Genco LLC/Texas Genco Financing Corp. ††
6.875%	12/15/2014	151,000	156,285
Texas Industries, Inc.
10.250%	06/15/2011	119,000	138,040
Time Warner Telecom LLC/Time Warner Telecom, Inc. †
9.750%	07/15/2008	166,000	166,830
Toll Corp.
8.250%	12/01/2011	75,000	82,688
Trimas Corp.
9.875%	06/15/2012	207,000	215,280
Triton PCS, Inc.
8.500%	06/01/2013	149,000	143,413
TRW Automotive, Inc.
9.375%	02/15/2013	73,000	82,125

UbiquiTel Operating Co.
9.875%	03/01/2011	$97,000	$106,943
Ucar Finance, Inc.
10.250%	02/15/2012	89,000	99,569
United Biscuits Finance PLC
10.750%	04/15/2011	149,000	286,668
United Rentals North America, Inc. †
7.000%	02/15/2014	291,000	270,630
United States Steel Corp.
9.750%	05/15/2010	69,000	78,833
United States Steel LLC
10.750%	08/01/2008	114,000	134,805
Universal City Development Partners
11.750%	04/01/2010	142,000	166,850
Universal Compression, Inc.
7.250%	05/15/2010	119,000	125,694
Universal Hospital Services, Inc.
10.125%	11/01/2011	91,000	94,185
URS Corp.
11.500%	09/15/2009	93,000	106,252
Venetian Casino Resort LLC
11.000%	06/15/2010	142,000	160,460
Vertis, Inc.
9.750%	04/01/2009	84,000	91,350
Visteon Corp.
7.000%	03/10/2014	75,000	69,937
Warner Chilcott Corp. ††
8.750%	02/01/2015	60,000	61,650
WCI Communities, Inc.
9.125%	05/01/2012	130,000	144,625
Western Financial Bank Corp.
9.625%	05/15/2012	142,000	161,880
Western Forest Products, Inc. ††
15.000%	07/01/2009	119,000	134,470
Western Wireless Corp.
9.250%	07/15/2013	61,000	71,065
William Lyon Homes, Inc.
10.750%	04/01/2013	129,000	144,803
Williams Cos., Inc.
7.125%	09/01/2011	688,000	748,200
Williams Cos., Inc.
8.750%	03/15/2032	75,000	90,000
Williams Scotsman, Inc.
9.875%	06/01/2007	179,000	179,000
WMG Holdings Corp. ††
6.905%	12/15/2011	50,000	50,500
WMG Holdings Corp. †† †
9.500%	12/15/2014	370,000	246,975
Wolverine Tube, Inc., Series B
10.500%	04/01/2009	149,000	158,685
Worldspan, LP/WS Financing Corp.
9.625%	06/15/2011	117,000	135,427

WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp.
12.750%	11/15/2009	$276,000	$261,510
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. ††
6.625%	12/01/2014	447,000	439,178
XTO Energy, Inc.
7.500%	04/15/2012	194,000	227,759

TOTAL CORPORATE DEBT
(Cost $80,954,858)			80,206,678

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Collateralized Mortgage Obligations
Asset Securitization Corp., Series 1995-MD4, Class A4
7.384%	08/13/2029	186,000	201,765
Asset Securitization Corp., Series 1995-MD4, Class A5
7.384%	08/13/2029	745,000	806,504
Asset Securitization Corp., Series 1995-MD7, Class A1B
7.410%	01/13/2030	261,000	275,092
Asset Securitization Corp., Series 1997-D4, Class B1
7.525%	04/14/2029	368,000	425,874
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3
4.512%	12/10/2042	136,000	136,358
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	253,805	263,014
Bank of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	231,052	239,424
Bank of America Mortgage Securities, Series 2004-E, Class 2A9
3.712%	06/25/2034	142,877	143,003
Bank of America Mortgage Securities, Series 2004-G, Class A1
2.469%	08/25/2034	78,731	78,579
Bank One Auto Securitization Trust, Series 2003-1, Class A2
1.290%	08/21/2006	72,224	72,054
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1
2.598%	10/25/2034	203,670	203,791
First Chicago/Lennar Trust, Series 1997-CHL1, Class D ††
7.810%	04/29/2039	317,000	321,706
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%	11/18/2035	113,000	120,343
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3
6.869%	07/15/2029	88,143	92,863
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4
4.547%	12/10/2041	90,000	90,350

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/2042	$120,000	$120,599
GSR Mortgage Loan Trust, Series 2004-12, Class 3A1
4.593%	12/25/2034	310,132	310,026
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	399,000	454,849
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	354,555
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	01/15/2010	373,000	431,783
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	312,204	319,931
MASTR Seasoned Securities Trust, Series 2004-2, Class PT65
6.500%	12/01/2034	409,000	420,759
Morgan Stanley Capital I, Series 1996-C1, Class F ††
7.419%	02/15/2028	498,000	462,109
Morgan Stanley Capital I, Series 1997-XL1, Class G ††
7.695%	10/03/2030	535,000	358,066
Nomura Asset Securities Corp., Series 1998-D, Class A
6.590%	03/15/2030	129,000	138,550
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	410,646
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041	180,000	181,319
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1
4.548%	12/01/2034	194,012	194,611
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A10
3.803%	08/25/2034	244,303	244,771
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A2
4.641%	11/25/2034	158,559	158,782
Whole Auto Loan Trust, Series 2004-1, Class A2A
2.590%	05/15/2007	178,000	177,388

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,222,029)			8,209,464

SOVEREIGN DEBT OBLIGATIONS — 28.1%

Argentine Republic
2.000%	01/03/2010 - 01/03/2016	1,218,000	617,051

Bundesobligation
3.500%	10/10/2008	$1,549,000	$2,064,604
Bundesschatzanweisungen
2.000%	06/17/2005	1,567,000	2,034,682
Canada Government
5.000%	06/01/2014	630,000	537,202
Central Bank of Nigeria
5.092%	01/05/2010	123,517	117,119
Dominican Republic, Reg S
9.040%	01/23/2013	226,000	205,660
French Republic
5.000%	07/12/2005 - 01/12/2006	2,348,000	3,100,379
French Republic
5.500%	10/25/2007 - 10/25/2010	610,000	865,089
French Republic
5.750%	10/25/2032	948,000	1,581,051
Hellenic Republic
3.500%	04/18/2008	437,000	580,524
Hellenic Republic
4.600%	05/20/2013	101,000	141,125
Hellenic Republic
4.650%	04/19/2007	866,000	1,175,796
Italian Republic
4.000%	03/01/2005	247,000	321,316
Italian Republic
4.500%	03/01/2007	414,000	560,123
Italian Republic
5.000%	10/15/2007	807,000	1,114,278
Italian Republic
5.250%	12/15/2005	789,000	1,051,696
Japan Government
40.000%	06/20/2006	408,300,000	3,957,948
Kingdom of Belgium
5.000%	09/28/2011	175,000	251,478
Kingdom of Belgium
5.750%	03/28/2008	327,000	464,127
Kingdom of Belgium
6.250%	03/28/2007	720,000	1,008,836
Kingdom of Belgium
6.500%	03/31/2005	440,000	575,471
Kingdom of Denmark
4.000%	08/15/2008	3,919,000	712,147
Kingdom of Norway
6.000%	05/16/2011	15,980,000	2,883,492
Kingdom of Spain
5.750%	07/30/2032	770,000	1,284,747
Kingdom of Sweden
5.000%	01/28/2009	3,230,000	496,962
Kingdom of Sweden
5.250%	03/15/2011	27,720,000	4,378,914
Kingdom of the Netherlands
5.500%	01/15/2028	646,000	1,029,099
New Zealand Government
7.000%	07/15/2009	677,000	497,654

Portuguese Republic
4.875%	08/17/2007	$192,000	$263,451
Queensland Treasury Corp.
6.000%	07/14/2009	3,037,000	2,395,457
Republic of Austria
5.000%	01/15/2008	422,000	584,887
Republic of Austria
6.250%	07/15/2027	1,351,000	2,334,049
Republic of Brazil
8.000%	04/15/2014	2,415,434	2,472,680
Republic of Brazil
8.875%	10/14/2019 - 04/15/2024	971,000	988,588
Republic of Brazil
10.000%	08/07/2011	267,000	304,380
Republic of Brazil
10.500%	07/14/2014	244,000	284,260
Republic of Brazil
11.000%	08/17/2040	694,000	803,305
Republic of Brazil
12.000%	04/15/2010	401,000	490,624
Republic of Bulgaria ††
8.250%	01/15/2015	526,000	665,706
Republic of Colombia
8.375%	02/15/2027	195,000	187,200
Republic of Colombia
11.375%	01/31/2008	414,000	637,304
Republic of Colombia
11.750%	03/01/2010	1,072,000,000	466,433
Republic of Ecuador, Reg S
8.000%	08/15/2030	561,000	517,523
Republic of El Salvador ††
7.625%	09/21/2034	178,000	183,785
Republic of Finland
2.750%	07/04/2006	111,000	145,100
Republic of Germany
4.500%	08/17/2007	127,000	172,805
Republic of Germany
5.000%	07/04/2012	993,000	1,433,076
Republic of Germany
5.375%	01/04/2010	153,000	220,441
Republic of Guatemala ††
10.250%	11/08/2011	108,000	128,250
Republic of Hungary
8.500%	10/12/2005	56,850,000	300,301
Republic of Ivory Coast
1.900%	03/29/2018	3,505,624	114,552
Republic of Korea
4.250%	06/01/2013	267,000	257,998
Republic of Korea
8.875%	04/15/2008	400,000	459,674
Republic of Nigeria
6.250%	11/15/2020	250,000	237,500

Republic of Panama
7.250%	03/15/2015	$867,000	$886,508
Republic of Panama
8.125%	04/28/2034	246,000	260,760
Republic of Panama
9.375%	01/16/2023	678,000	793,260
Republic of South Africa
8.000%	12/21/2018	912,000	153,059
Republic of South Africa
8.250%	09/15/2017	886,000	151,290
Republic of South Africa
10.500%	12/21/2026	852,000	190,706
Republic of South Africa
13.500%	09/15/2015	2,140,000	496,123
Republic of the Philippines
8.375%	02/15/2011	242,000	248,353
Republic of the Philippines
9.375%	01/18/2017	157,000	167,205
Republic of the Philippines
9.500%	02/02/2030	530,000	526,688
Republic of Turkey
7.250%	03/15/2015	898,000	924,940
Republic of Venezuela
8.500%	10/08/2014	572,000	582,010
Russian Federation
3.000%	05/14/2006	630,000	618,219
Russian Federation
5.000%	03/31/2030	1,301,000	1,365,790
Spain Letras del Tesoro
0.000%	02/18/2005	1,334,000	1,731,363
United Kingdom
4.000%	03/07/2009	2,541,000	4,686,406
United Mexican States
6.750%	06/06/2006	54,000,000	565,761
United Mexican States
7.500%	04/08/2033	393,000	439,571
United Mexican States
8.000%	12/19/2013 - 12/07/2023	10,249,000	779,137
United Mexican States
8.300%	08/15/2031	231,000	280,319

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $67,738,080)			66,505,367

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.2%
Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	121,297	126,204
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	78,185	81,349

FHLMC, Series 2387, Class PD
6.000%	04/15/2030	$160,239	$162,381
FHLMC, Series 2410, Class NE
6.500%	09/15/2030	214,654	216,677
FHLMC, Series 2423, Class PD
6.500%	11/15/2030	84,870	85,472
FHLMC, Series 2430, Class GD
6.500%	11/15/2030	103,492	103,938
FHLMC, Series 2430, Class ND
6.500%	01/15/2031	196,598	199,083
Total Collateralized Mortgage Obligations			975,104

Pass-Through Securities — 2.8%
FHLMC
2.750%	10/15/2006	3,050,000	3,013,427
FHLMC
3.750%	07/15/2009	421,000	563,446
FHLMC
6.000%	07/01/2024 - 09/01/2034	1,936,939	2,004,740
FHLMC
7.000%	03/01/2031 - 11/01/2033	675,788	715,891
FHLMC
7.500%	02/01/2032	107,102	115,039
FHLMC
8.500%	08/01/2031	77,680	84,207
Total Pass-Through Securities			6,496,750
Total Federal Home Loan Mortgage Corporation (FHLMC)			7,471,854

Federal National Mortgage Association (FNMA) — 11.1%
Collateralized Mortgage Obligations — 0.4%
FNMA Trust, Series 2002-94, Class MA
4.500%	08/25/2009	115,780	116,031
FNMA, Series 2001-50, Class NE
6.000%	08/25/2030	82,645	83,919
FNMA, Series 2001-70, Class LR
6.000%	09/25/2030	80,479	81,484
FNMA, Series 2002-77, Class WF
2.810%	12/18/2032	81,988	82,432
FNMA, Series 2003-10, Class HP
5.000%	02/25/2018	230,000	232,672
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	156,745
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	162,214	171,744
Total Collateralized Mortgage Obligations			925,027

Pass-Through Securities — 10.7%
FNMA
0.000%	10/05/2007	2,200,000	1,990,611
FNMA
1.800%	05/27/2005	481,000	479,490

FNMA
5.500%	03/01/2033 - 01/01/2034	$1,348,123	$1,374,875
FNMA
6.000%	05/15/2008 - 03/01/2034	2,890,745	3,002,175
FNMA
6.500%	12/01/2028	113,189	118,844
FNMA **
6.625%	09/15/2009	3,094,000	3,437,566
FNMA
7.000%	06/01/2032 - 08/01/2034	1,472,205	1,561,684
FNMA
7.250%	05/15/2030	249,000	330,015
FNMA
7.500%	02/01/2027	71,472	76,836
FNMA TBA ***
4.500%	02/01/2020	1,171,000	1,168,713
FNMA TBA ***
5.000%	02/01/2020 - 02/01/2035	3,901,000	3,904,501
FNMA TBA ***
5.500%	02/01/2035	3,378,000	3,439,226
FNMA TBA ***
6.000%	02/01/2035	949,000	980,213
FNMA TBA ***
6.500%	03/01/2034	3,222,000	3,365,983
FNMA TBA ***
7.000%	02/01/2035	202,000	213,678
Total Pass-Through Securities			25,444,410
Total Federal National Mortgage Association (FNMA)			26,369,437

Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA
13.000%	10/15/2015	161,265	191,876
GNMA
13.500%	06/15/2015	202,143	242,232
Total Pass-Through Securities			434,108

Other Agencies — 0.4%
Pass-Through Securities
Resolution Funding Corp. Strips	01/15/2021	1,955,000	902,247
Tennessee Valley Authority
7.125%	05/01/2030	107,000	139,238
Total Pass-Through Securities			1,041,485

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,315,626)			35,316,884

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds — 0.2%
U.S. Treasury Bond
7.250%	05/15/2016	261,000	329,839

U.S. Treasury Notes — 0.2%
U.S. Treasury Strips
0.000%	02/15/2016	$913,000	$563,005

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $878,408)			892,844

TOTAL BONDS & NOTES
(Cost $200,600,474)			198,598,274

	Number of Shares	Market Value
MUTUAL FUNDS — 0.2%

Energy Select Sector SPDR Fund †	5,600	$210,280
Materials Select Sector SPDR Fund †	6,810	196,196
Utilities Select Sector SPDR Fund	7,240	205,906
		612,382

TOTAL MUTUAL FUNDS
(Cost $600,777)		612,382

TOTAL LONG TERM INVESTMENTS
(Cost $210,127,850)		208,137,754

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 22.0%
Cash Equivalents — 3.9% *****
American AAdvantage Select Money Market Fund		$95,699	$95,699
Bank of America Bank Note
2.270%	03/03/2005	309,802	309,802
Bank of America Bank Note
2.270%	04/18/2005	166,817	166,817
Bank of America Bank Note
2.300%	06/09/2005	166,817	166,817
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	71,493	71,493
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	72,684	72,684
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	134,854	134,854
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	71,493	71,493
BGI Institutional Money Market Fund		1,020,440	1,020,440
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	119,155	119,155
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	213,718	213,718

Calyon Eurodollar Time Deposit
2.500%	03/24/2005	$331,250	$331,250
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	476,619	476,619
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	166,817	166,817
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	119,155	119,155
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	95,324	95,324
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	87,606	87,606
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	71,493	71,493
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	393,211	393,211
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	95,324	95,324
Freddie Mac Discount Note
2.228%	02/01/2005	65,254	65,254
Freddie Mac Discount Note
2.277%	02/01/2005	416,144	416,144
Freddie Mac Discount Note
2.379%	03/08/2005	252,406	252,406
Freddie Mac Discount Note
2.400%	03/14/2005	190,648	190,648
Freddie Mac Discount Note
2.409%	03/14/2005	260,266	260,266
General Electric Capital Corp.
2.324%	02/11/2005	238,309	238,309
Goldman Sachs Financial Square Prime Obligations Money Market Fund		229,336	229,336
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	141,079	141,079
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	116,772	116,772
Merrill Lynch Premier Institutional Money Market Fund		221,266	221,266
Merrimac Cash Fund, Premium Class		214,479	214,479
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	476,619	476,619
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	190,648	190,648
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	238,310	238,310
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	142,986	142,986
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	119,155	119,155

Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	$23,831	$23,831
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	235,926	235,926
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	275,009	275,009
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	238,310	238,310
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	570,989	570,989
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	59,577	59,577
			9,197,090

Repurchase Agreement — 18.1%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		43,065,029	43,065,029

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			52,262,119

TOTAL INVESTMENTS — 109.8%
(Cost $262,389,969) ****			$260,399,873

Other Assets/(Liabilities) — (9.8%)			(23,310,606)

NET ASSETS — 100.0%			$237,089,267

Notes to Portfolio of Investments

(a)           Maturity value of $43,067,421. Collateralized by U.S. Government Agency obligations with rates of 3.030% - 5.875%, maturity dates of 10/25/2016 - 09/01/2034, and an aggregate market value, including accrued interest, of $45,219,176.

*              Non-income producing security.

**           All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

***         A portion of this security is purchased on a forward commitment basis (Note 2).

****       See Note 3 for aggregate cost for Federal tax purposes.

*****    Represents investments of security lending collateral. (Note 2).

†              Denotes all or a portion of security on loan.

††            Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†††          Security is currently in default.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund —
Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 59.7%
Advertising – 0.0%
Omnicom Group, Inc.	900	$76,401

Aerospace & Defense – 1.9%
Boeing Co.	28,300	1,431,980
General Dynamics Corp.	9,500	980,875
Goodrich Corp.	5,500	188,650
Honeywell International, Inc.	100	3,598
Lockheed Martin Corp. †	6,900	398,889
Northrop Grumman Corp.	11,800	612,184
Raytheon Co.	14,500	542,300
Rockwell Collins, Inc.	2,800	120,120
United Technologies Corp.	7,900	795,372
		5,073,968

Apparel, Textiles & Shoes – 0.7%
Coach, Inc. *	1,900	106,590
The Gap, Inc. †	15,200	334,552
Jones Apparel Group, Inc.	2,200	73,986
Limited Brands	7,100	168,270
Liz Claiborne, Inc.	1,800	75,492
Nike, Inc. Cl. B	4,700	407,161
Nordstrom, Inc.	2,800	135,100
VF Corp. †	8,800	467,720
		1,768,871

Automotive & Parts – 0.5%
AutoNation, Inc. *	4,500	85,680
Ford Motor Co. †	77,200	1,016,724
General Motors Corp. †	100	3,681
Genuine Parts Co.	3,000	126,990
The Goodyear Tire & Rubber Co. * †	2,800	43,232
Harley-Davidson, Inc.	2,500	150,275
Paccar, Inc.	75	5,299
		1,431,881

Banking, Savings & Loans – 7.4%
AmSouth Bancorporation †	9,300	231,942
Bank of America Corp.	56,800	2,633,816
Bank of New York Co., Inc.	6,600	196,086
BB&T Corp.	7,800	307,866
Capital One Financial Corp.	10,600	829,768
Citigroup, Inc.	82,000	4,022,100
Comerica, Inc.	7,300	422,378
Compass Bancshares, Inc.	1,700	79,611
Fannie Mae	13,600	878,288
FHLMC	9,700	633,313
Fifth Third Bancorp †	4,800	223,056
First Horizon National Corp. †	2,200	93,654
Golden West Financial Corp.	4,400	284,328
JP Morgan Chase & Co.	56,300	2,101,679

1

KeyCorp †	17,300	$578,166
M&T Bank Corp.	1,700	174,012
Marshall and Ilsley Corp.	3,500	149,835
Mellon Financial Corp.	4,100	120,335
National City Corp. †	28,400	1,009,620
North Fork Bancorporation, Inc.	4,050	116,235
Northern Trust Corp.	2,100	91,644
Providian Financial Corp. * †	27,800	463,704
Regions Financial Corp.	6,966	222,912
SLM Corp.	6,100	306,159
Sovereign Bancorp, Inc.	4,900	111,426
State Street Corp.	100	4,481
SunTrust Banks, Inc.	5,300	381,706
Synovus Financial Corp.	3,100	84,103
U.S. Bancorp	26,300	790,315
Wachovia Corp.	22,628	1,241,146
Washington Mutual, Inc.	12,300	496,305
Wells Fargo & Co.	11,600	711,080
Zions Bancorp	900	61,038
		20,052,107

Beverages – 0.8%
Anheuser-Busch Companies, Inc.	1	49
Brown-Forman Corp. Cl. B	2,000	96,460
The Coca-Cola Co. †	18,600	771,714
Coca-Cola Enterprises, Inc.	5,100	111,945
Coors (Adolph) Co. Cl. B *	600	44,760
The Pepsi Bottling Group, Inc.	4,600	125,810
PepsiCo, Inc.	17,900	961,230
		2,111,968

Broadcasting, Publishing & Printing – 1.1%
Clear Channel Communications, Inc. †	9,700	314,571
Comcast Corp. Cl. A *	9,500	305,805
Dow Jones & Co., Inc. †	1,500	57,180
Gannett Co., Inc.	2,900	232,116
The McGraw-Hill Companies, Inc.	4,000	362,000
Meredith Corp.	4,800	230,544
Time Warner, Inc. *	79,800	1,436,400
Univision Communications, Inc. Cl. A * †	400	10,924
Viacom, Inc. Cl. B	3,500	130,690
		3,080,230

Building Materials & Construction – 0.1%
Louisiana-Pacific Corp.	1,800	46,080
Masco Corp.	7,200	264,960
Vulcan Materials Co.	1,700	96,016
		407,056

Chemicals – 0.9%
Dow Chemical Co.	14,900	740,530
Du Pont (E.I.) de Nemours & Co.	9,400	447,064
Eastman Chemical Co. †	1,300	70,395
International Flavors & Fragrances, Inc.	1,600	67,552

2

Monsanto Co.	12,900	$698,277
PPG Industries, Inc.	5,500	378,290
Rohm & Haas Co.	3,700	163,688
		2,565,796

Commercial Services – 1.2%
Apollo Group, Inc. Cl. A *	3,200	250,208
Block (H&R), Inc. †	3,200	154,592
Cendant Corp.	17,300	407,415
Donnelley (R.R.) & Sons Co.	1,300	43,485
eBay, Inc. *	4,300	350,450
Equifax, Inc.	9,000	254,700
Moody’s Corp.	3,200	268,096
Paychex, Inc.	5,300	161,597
PerkinElmer, Inc.	35,200	809,248
Quest Diagnostics, Inc.	1,500	142,950
Robert Half International, Inc. †	1,800	54,612
Ryder System, Inc.	1,000	45,550
Waste Management, Inc.	7,100	205,900
		3,148,803

Communications – 1.0%
Avaya, Inc. * †	14,900	213,815
Citizens Communications Co.	5,000	67,450
L-3 Communications Holdings, Inc.	1,800	128,538
Lucent Technologies, Inc. * †	42,000	136,920
Network Appliance, Inc. * †	6,100	194,224
Nextel Communications, Inc. Cl. A *	600	17,214
Qualcomm, Inc.	15,800	588,392
SBC Communications, Inc.	52,400	1,245,024
Scientific-Atlanta, Inc.	1,500	45,465
Tellabs, Inc. *	7,000	49,840
		2,686,882

Communications Equipment – 0.5%
Motorola, Inc.	83,900	1,320,586

Computer Integrated Systems Design – 0.5%
Autodesk, Inc.	9,200	270,204
Computer Sciences Corp. *	7,500	386,400
Parametric Technology Corp. *	3,500	19,950
Sun Microsystems, Inc. *	175,400	764,744
Unisys Corp. *	3,300	25,905
		1,467,203

Computer Programming Services – 0.0%
Mercury Interactive Corp. *	1,300	56,901

Computers & Information – 3.1%
Apple Computer, Inc. *	18,700	1,438,030
Cisco Systems, Inc. *	102,900	1,856,316
Comverse Technology, Inc. *	2,700	60,345
Dell, Inc. *	38,800	1,620,288
EMC Corp. *	37,400	489,940

3

Gateway, Inc. *	44,600	$210,958
International Business Machines Corp.	27,700	2,587,734
International Game Technology	100	3,130
Jabil Circuit, Inc. *	3,500	82,495
Lexmark International, Inc. *	2,300	191,705
Solectron Corp. *	300	1,491
Symbol Technologies, Inc.	100	1,830
		8,544,262

Computers & Office Equipment – 0.7%
Electronic Data Systems Corp.	6,600	141,372
Hewlett-Packard Co.	47,200	924,648
Pitney Bowes, Inc.	2,200	98,428
Xerox Corp. *	47,300	751,124
		1,915,572

Containers – 0.1%
Ball Corp.	3,600	153,792
Pactiv Corp. *	2,700	59,967
Sealed Air Corp. *	1,400	71,820
Temple-Inland, Inc.	1,000	63,600
		349,179

Cosmetics & Personal Care – 1.5%
Avon Products, Inc.	5,200	219,544
The Gillette Co.	17,900	907,888
Kimberly-Clark Corp.	8,600	563,386
The Procter & Gamble Co.	45,800	2,437,934
		4,128,752

Data Processing & Preparation – 0.5%
Affiliated Computer Services, Inc. Cl. A * †	1,700	92,123
Automatic Data Processing, Inc.	7,500	326,100
First Data Corp.	10,700	435,918
IMS Health, Inc.	100	2,338
NCR Corp. *	11,600	396,488
		1,252,967

Electric Utilities – 1.7%
Ameren Corp. †	2,500	125,300
American Electric Power Co.	5,000	176,250
CenterPoint Energy, Inc. †	4,900	55,125
Cinergy Corp.	2,300	92,667
CMS Energy Corp. * †	2,900	30,537
Consolidated Edison, Inc. †	3,100	135,997
Constellation Energy Group, Inc.	2,300	115,000
Dominion Resources, Inc.	2,500	173,450
DTE Energy Co. †	2,300	100,763
Duke Energy Corp. †	35,100	940,329
Edison International	7,900	256,513
Entergy Corp.	2,800	194,656
Exelon Corp. †	8,300	367,275
FirstEnergy Corp.	4,100	163,016
FPL Group, Inc.	2,400	183,936

4

NiSource, Inc.	3,400	$77,860
PG&E Corp. *	5,200	182,000
Pinnacle West Capital Corp.	1,000	41,700
PPL Corp.	4,800	259,200
Progress Energy, Inc.	6,200	274,350
Public Service Enterprise Group, Inc.	3,000	158,250
Southern Co. †	9,200	310,684
Teco Energy, Inc. †	2,900	46,429
TXU Corp.	3,000	207,600
		4,668,887

Electrical Equipment & Electronics – 3.2%
Advanced Micro Devices, Inc. *	3,600	56,880
Altera Corp. *	900	17,280
American Power Conversion Corp.	100	2,127
Analog Devices, Inc.	300	10,767
Broadcom Corp. Cl. A *	400	12,732
Emerson Electric Co.	6,700	450,508
Freescale Semiconductor, Inc. Cl. B *	6,137	107,213
General Electric Co.	142,500	5,148,525
Intel Corp.	98,800	2,218,060
Kla-Tencor Corp. * †	100	4,625
Linear Technology Corp.	2,900	109,446
Maxim Integrated Products, Inc.	200	7,802
Micron Technology, Inc. * †	600	6,246
National Semiconductor Corp.	200	3,386
Qlogic Corp. *	900	34,452
Rockwell Automation, Inc.	8,900	504,185
Texas Instruments, Inc.	3,400	78,914
Xilinx, Inc.	200	5,838
		8,778,986

Energy – 5.1%
Amerada Hess Corp. †	3,700	320,605
Anadarko Petroleum Corp. †	3,300	218,493
Apache Corp.	4,400	239,448
BJ Services Co.	100	4,805
Burlington Resources, Inc.	10,600	463,326
ChevronTexaco Corp.	28,200	1,534,080
ConocoPhillips	17,000	1,577,430
Devon Energy Corp. †	13,100	532,777
Dynegy, Inc. Cl. A * †	5,800	25,810
El Paso Corp.	13,400	145,658
EOG Resources, Inc.	1,700	126,225
Exxon Mobil Corp.	85,600	4,416,960
Halliburton Co.	18,900	777,357
Kerr-McGee Corp.	6,200	382,850
KeySpan Corp.	2,000	78,940
Kinder Morgan, Inc.	2,100	157,584
Marathon Oil Corp.	2,800	108,444
Nabors Industries Limited *	3,300	166,320
Nicor, Inc. †	700	25,844
Noble Corp.	100	5,335
Occidental Petroleum Corp.	10,600	618,828

5

Peoples Energy Corp.	5,000	$214,150
Sempra Energy †	8,800	327,536
Sunoco, Inc.	1,200	104,988
Transocean, Inc. *	4,400	193,600
Unocal Corp.	3,900	185,523
Valero Energy Corp.	6,600	343,398
The Williams Companies, Inc.	11,500	193,315
Xcel Energy, Inc.	10,100	183,719
XTO Energy, Inc.	2,000	71,820
		13,745,168

Entertainment & Leisure – 0.6%
Harrah’s Entertainment, Inc. †	4,000	252,960
News Corp., Inc. Cl. A †	45,500	773,500
The Walt Disney Co.	21,400	612,682
		1,639,142

Financial Services – 2.7%
American Express Co.	11,900	634,865
Apartment Investment & Management Co. Cl. A	1,500	53,850
Archstone-Smith Trust	6,300	216,090
Bear Stearns Companies, Inc.	4,500	454,770
CIT Group, Inc. †	3,300	133,221
Countrywide Financial Corp.	4,998	184,926
E Trade Financial Corp. *	3,400	46,750
Federated Investors, Inc. Cl. B	1,800	52,884
Franklin Resources, Inc.	4,000	271,440
The Goldman Sachs Group, Inc.	13,900	1,499,115
Huntington Bancshares, Inc. †	3,600	82,692
Janus Capital Group, Inc.	4,000	59,320
Lehman Brothers Holdings, Inc.	12,300	1,121,637
MBNA Corp.	18,000	478,440
Merrill Lynch & Co., Inc.	13,100	786,917
Morgan Stanley	15,400	861,784
PNC Financial Services Group, Inc.	2,400	129,288
Price (T. Rowe) Group, Inc.	1,200	71,820
ProLogis Trust	3,000	114,420
The Schwab (Charles) Corp.	800	8,992
Simon Property Group, Inc.	3,500	207,550
		7,470,771

Foods – 1.2%
Archer-Daniels-Midland Co.	10,400	251,680
Campbell Soup Co.	7,100	208,172
ConAgra Foods, Inc.	5,600	165,200
General Mills, Inc.	6,500	344,435
Hershey Foods Corp.	9,000	526,410
Kellogg Co.	6,600	294,624
Safeway, Inc. *	8,000	150,800
Sara Lee Corp.	12,900	302,892
Starbucks Corp. *	6,500	351,000
SuperValu, Inc.	15,800	499,438
Wrigley (Wm.) Jr. Co.	2,300	161,897
		3,256,548

6

Forest Products & Paper – 0.4%
Georgia-Pacific Corp.	8,400	$269,640
International Paper Co.	100	3,915
MeadWestvaco Corp.	6,600	190,674
Plum Creek Timber Co., Inc.	10,000	357,200
Weyerhaeuser Co.	3,800	237,120
		1,058,549

Healthcare – 0.7%
Caremark Rx, Inc. *	6,500	254,150
Express Scripts, Inc. *	1,300	96,447
HCA, Inc.	6,100	271,572
Humana, Inc. *	2,700	92,529
Laboratory Corp. of America Holdings *	3,700	177,045
Manor Care, Inc.	1,300	44,915
UnitedHealth Group, Inc.	9,400	835,660
		1,772,318

Home Construction, Furnishings & Appliances – 0.1%
Centex Corp. †	1,600	98,096
KB Home	700	76,055
Pulte Homes, Inc.	100	6,608
Whirlpool Corp.	100	6,826
		187,585

Household Products – 0.6%
Black & Decker Corp.	2,400	197,760
The Clorox Co.	2,700	160,434
Corning, Inc. *	22,900	250,526
Fortune Brands, Inc.	1,800	151,164
Newell Rubbermaid, Inc. †	6,900	148,488
Sherwin-Williams Co.	2,600	112,320
Snap-On, Inc.	800	26,488
The Stanley Works †	9,900	470,844
		1,518,024

Industrial - Distribution – 0.1%
Grainger (W.W.), Inc.	3,100	189,751

Industrial - Diversified – 1.2%
3M Co.	1,400	118,104
Cooper Industries Limited Cl. A	6,300	437,850
Danaher Corp.	4,900	268,912
Eaton Corp.	2,500	169,975
Illinois Tool Works, Inc.	4,600	400,108
ITT Industries, Inc.	1,500	127,935
Textron, Inc.	6,600	475,068
Tyco International Limited	31,789	1,148,854
		3,146,806

Information Retrieval Services – 0.2%
Yahoo!, Inc. *	17,700	623,217

7

Insurance – 3.6%
ACE Ltd.	4,800	$208,320
Aetna, Inc.	4,300	546,315
AFLAC, Inc.	5,000	197,550
Allstate Corp.	10,900	549,796
Ambac Financial Group, Inc.	3,500	269,080
American International Group, Inc.	27,800	1,842,862
Aon Corp.	100	2,274
Chubb Corp.	9,200	685,216
Cigna Corp.	5,600	449,400
Cincinnati Financial Corp.	2,680	118,242
The Hartford Financial Services Group, Inc.	4,800	322,992
Jefferson-Pilot Corp.	2,300	114,770
Lincoln National Corp.	8,500	392,190
Loews Corp.	8,900	605,200
MBIA, Inc. †	2,200	131,428
Metlife, Inc.	23,800	946,050
MGIC Investment Corp.	2,800	178,920
Principal Financial Group, Inc.	5,100	206,958
Prudential Financial, Inc.	8,200	442,062
Safeco Corp.	2,400	111,120
St. Paul Travelers Companies	10,922	410,012
Torchmark Corp.	1,800	98,280
UnumProvident Corp. †	8,100	139,077
WellPoint, Inc. *	4,300	522,450
XL Capital Limited Cl. A	2,300	171,994
		9,662,558

Lodging – 0.4%
Hilton Hotels Corp.	20,700	460,575
Marriott International, Inc. Cl. A	4,100	259,038
Starwood Hotels & Resorts Worldwide, Inc.	7,300	422,597
		1,142,210

Machinery & Components – 0.4%
Baker Hughes, Inc.	6,900	298,770
Cummins, Inc.	1,800	139,806
Dover Corp.	3,200	122,560
Ingersoll-Rand Co. Cl. A	100	7,438
Pall Corp. †	2,300	61,939
Parker-Hannifin Corp.	5,800	377,928
		1,008,441

Manufacturing – 0.0%
American Standard Companies, Inc. *	2,100	84,084
Applied Materials, Inc. *	2,600	41,340
		125,424

Medical Supplies – 0.6%
Agilent Technologies, Inc. *	300	6,633
Applied Biosystems Group-Applera Corp.	3,700	74,185
Bard (C.R.), Inc.	1,300	88,140
Bausch & Lomb, Inc. †	4,000	291,560

8

Becton, Dickinson & Co.	5,300	$300,245
Fisher Scientific International *	1,500	94,725
Medtronic, Inc.	1,500	78,735
St. Jude Medical, Inc. *	7,300	286,744
Thermo Electron Corp. *	16,200	485,028
		1,705,995

Metals & Mining – 0.5%
Alcoa, Inc.	300	8,853
Nucor Corp.	5,200	292,032
Phelps Dodge Corp. †	4,700	452,610
United States Steel Corp. †	9,200	476,560
		1,230,055

Pharmaceuticals – 4.5%
Abbott Laboratories	6,900	310,638
AmerisourceBergen Corp. †	1,900	110,732
Amgen, Inc. *	8,500	529,040
Biogen Idec, Inc. *	200	12,992
Bristol-Myers Squibb Co.	39,900	935,256
Cardinal Health, Inc.	7,500	422,400
Eli Lilly & Co.	2,800	151,872
Forest Laboratories, Inc. *	200	8,306
Genzyme Corp. *	100	5,821
Hospira, Inc. *	3,140	90,715
Johnson & Johnson	56,600	3,662,020
King Pharmaceuticals, Inc. *	4,900	51,499
McKesson Corp. †	5,100	175,899
Medco Health Solutions, Inc. *	2,400	102,168
Merck & Co., Inc.	58,400	1,638,120
Pfizer, Inc.	140,900	3,404,144
Schering-Plough Corp.	1	19
Sigma-Aldrich Corp.	700	43,995
Wyeth	16,300	645,969
		12,301,605

Photography Equipment/Supplies – 0.1%
Eastman Kodak Co. †	8,300	274,647

Prepackaged Software – 2.7%
Adobe Systems, Inc.	3,100	176,390
BMC Software, Inc. *	7,400	124,542
Citrix Systems, Inc. * †	18,900	405,405
Computer Associates International, Inc. †	14,700	399,693
Intuit, Inc. *	2,400	93,600
Microsoft Corp.	139,400	3,663,432
Oracle Corp. *	114,100	1,571,157
Siebel Systems, Inc. *	7,900	68,809
SunGard Data Systems, Inc. *	3,700	99,493
Symantec Corp. *	26,200	611,770
Veritas Software Corp. *	300	7,716
		7,222,007

9

Real Estate – 0.0%
Equity Office Properties Trust	3,900	$109,122

Restaurants – 0.6%
Darden Restaurants, Inc.	3,100	91,636
McDonald’s Corp.	44,200	1,431,638
Wendy’s International, Inc.	100	3,922
Yum! Brands, Inc.	5,200	241,020
		1,768,216

Retail – 2.8%
AutoZone, Inc. * †	2,800	249,900
Best Buy Co., Inc.	3,400	182,886
Circuit City Stores, Inc. †	44,400	635,808
Costco Wholesale Corp.	8,200	387,614
Dillards, Inc. Cl. A	10,900	286,016
Dollar General Corp.	100	2,021
Federated Department Stores, Inc.	3,100	176,080
The Home Depot, Inc.	38,100	1,572,006
J.C. Penney Co., Inc.	5,000	213,600
Kohl’s Corp. *	100	4,701
Lowe’s Companies, Inc.	100	5,699
The May Department Stores Co.	3,100	105,090
Office Depot, Inc. *	3,400	58,786
RadioShack Corp.	100	3,312
Sears, Roebuck and Co.	3,600	180,900
Staples, Inc.	17,700	579,498
TJX Companies, Inc.	8,500	212,840
Wal-Mart Stores, Inc.	54,700	2,866,280
		7,723,037

Retail - Grocery – 0.1%
Albertson’s, Inc. †	6,800	155,584

Telephone Utilities – 1.5%
Alltel Corp.	4,800	264,192
AT&T Corp.	39,100	750,329
CenturyTel, Inc.	2,200	71,720
Qwest Communications International, Inc. *	3,400	14,280
Sprint Corp. (FON Group)	54,900	1,308,267
Verizon Communications, Inc.	43,668	1,554,144
		3,962,932

Tobacco – 0.7%
Altria Group, Inc.	19,900	1,270,217
Reynolds American, Inc. †	5,400	434,268
UST, Inc.	3,000	151,980
		1,856,465

Toys, Games – 0.0%
Hasbro, Inc. †	2,400	47,040

Transportation – 0.9%
Burlington Northern Santa Fe Corp.	7,800	375,804
Carnival Corp.	200	11,520

10

FedEx Corp.	6,300	$602,595
Norfolk Southern Corp.	16,800	586,656
Union Pacific Corp.	3,200	190,720
United Parcel Service, Inc. Cl. B	9,300	694,524
		2,461,819

Travel – 0.0%
Sabre Holdings Corp.	4,700	99,170

TOTAL EQUITIES
(Cost $150,360,558)		162,351,464

RIGHTS – 0.0%
Computers & Information
Seagate Technology * ††	5,100	0

TOTAL RIGHTS (Cost $0)		0

		Principal Amount	Market Value
BONDS & NOTES – 26.3%
ASSET BACKED SECURITIES – 0.6%

Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$628,074	621,640
Travelers Funding Limited Series 1A, Class A1 †††
6.300%	02/18/2014	565,496	588,115
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	300,000	300,550

TOTAL ASSET BACKED SECURITIES
(Cost $1,473,625)			1,510,305

CORPORATE DEBT – 14.3%
Ahold Finance USA, Inc.
6.875%	05/01/2029	85,000	83,725
Allied Waste North America Series B
5.750%	02/15/2011	80,000	73,000
Allied Waste North America, Inc.
8.875%	04/01/2008	40,000	41,800
American General Finance Corp.
5.875%	07/14/2006	200,000	206,453
American Greetings Corp.
6.100%	08/01/2028	385,000	409,062
American Honda Finance Corp. †††
3.850%	11/06/2008	175,000	173,917
American Standard, Inc.
7.625%	02/15/2010	200,000	227,940
Ametek, Inc.
7.200%	07/15/2008	280,000	301,953

11

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	$200,000	$203,883
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	200,000	235,727
AOL Time Warner, Inc.
5.625%	05/01/2005	400,000	402,566
Aramark Services, Inc.
7.000%	05/01/2007	60,000	63,644
Aramark Services, Inc.
8.150%	05/01/2005	175,000	176,899
Australian Gas Light Co. Limited †††
6.400%	04/15/2008	190,000	202,386
Avnet, Inc.
8.000%	11/15/2006	160,000	170,600
Bank of America Corp.
4.250%	10/01/2010	325,000	324,939
Bausch & Lomb, Inc.
7.125%	08/01/2028	175,000	191,690
Belo Corp.
8.000%	11/01/2008	100,000	112,512
Bombardier Capital, Inc. †††
6.125%	06/29/2006	100,000	101,000
Bombardier, Inc. ††††
6.750%	05/01/2012	65,000	58,500
BP Capital Markets PLC
2.750%	12/29/2006	550,000	542,343
Briggs & Stratton Corp.
8.875%	03/15/2011	365,000	435,262
Buckeye Partners LP
4.625%	07/15/2013	100,000	98,589
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	160,000	186,050
Cabot Corp. †††
5.250%	09/01/2013	120,000	120,887
Capitol Records, Inc. †††
8.375%	08/15/2009	265,000	297,462
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	290,000	302,467
Certegy, Inc.
4.750%	09/15/2008	60,000	61,271
Champion International Corp.
6.400%	02/15/2026	500,000	547,931
Chesapeake Energy Corp.
7.500%	06/15/2014	120,000	130,800
CIT Group, Inc.
7.375%	04/02/2007	250,000	268,470
Citigroup, Inc.
6.750%	12/01/2005	500,000	514,235
Colonial Pipeline Co. †††
7.630%	04/15/2032	200,000	265,678
Comcast Cable Communications, Inc.
8.375%	05/01/2007	750,000	822,760
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	65,000	71,612

12

Constellation Brands, Inc.
8.000%	02/15/2008	$55,000	$59,744
Countrywide Home Loans, Inc.
3.250%	05/21/2008	250,000	243,522
Cox Communications, Inc.
3.875%	10/01/2008	135,000	132,876
Cox Communications, Inc. †††
4.625%	01/15/2010	160,000	159,319
Cox Communications, Inc.
6.750%	03/15/2011	200,000	219,392
CSX Corp.
7.250%	05/01/2027	225,000	271,387
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	530,000	527,387
Delhaize America, Inc.
9.000%	04/15/2031	245,000	324,651
Deutsche Telekom International Finance BV
8.250%	06/15/2005	225,000	229,132
Diageo Finance BV
3.000%	12/15/2006	100,000	98,771
Dominion Resources, Inc.
7.195%	09/15/2014	200,000	232,282
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	640,175
Electronic Data Systems Corp. Series B
6.500%	08/01/2013	90,000	95,080
Emerald Investment Grade CBO Limited †††
3.090%	05/24/2011	903,680	902,550
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	421,243
Enterprise Products Operating LP †††
4.000%	10/15/2007	15,000	14,928
Enterprise Products Operating LP
7.500%	02/01/2011	260,000	296,191
ERAC USA Finance Co. †††
6.700%	06/01/2034	225,000	252,101
ERAC USA Finance Co. †††
6.750%	05/15/2007	250,000	265,138
FedEx Corp.
2.286%	04/01/2005	125,000	125,010
First Industrial LP
7.600%	05/15/2007	175,000	188,496
Ford Motor Co.
6.375%	02/01/2029	185,000	165,753
Ford Motor Co.
6.625%	02/15/2028	85,000	78,467
Foster’s Finance Corp. †††
6.875%	06/15/2011	225,000	252,590
France Telecom SA
8.500%	03/01/2011	240,000	286,402
France Telecom SA
9.250%	03/01/2031	100,000	139,026
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	198,906

13

General Mills, Inc.
2.625%	10/24/2006	$875,000	$857,832
General Mills, Inc.
8.900%	06/15/2006	500,000	534,223
General Motors Corp. †
7.200%	01/15/2011	500,000	501,710
General Motors Corp. †
8.375%	07/15/2033	165,000	166,151
Glencore Funding LLC †††
6.000%	04/15/2014	200,000	194,288
Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	229,549
Gulf South Pipeline Co., LP †††
5.050%	02/01/2015	40,000	40,123
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	103,177
HCA, Inc.
6.950%	05/01/2012	210,000	221,128
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	300,000	318,649
Hilton Hotels Corp. †
7.200%	12/15/2009	115,000	127,844
Household Finance Corp.
4.125%	12/15/2008	250,000	250,325
Household Finance Corp.
6.375%	10/15/2011	100,000	110,298
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	160,846
Interpool, Inc.
7.350%	08/01/2007	250,000	254,687
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	285,600
iStar Financial, Inc. Series B
4.875%	01/15/2009	45,000	45,507
iStar Financial, Inc. Series B
5.700%	03/01/2014	80,000	81,962
J.C. Penney Co., Inc.
7.950%	04/01/2017	110,000	128,150
JP Morgan Chase & Co.
3.125%	12/11/2006	250,000	247,745
Kellwood Co.
7.625%	10/15/2017	100,000	109,500
Kellwood Co.
7.875%	07/15/2009	50,000	55,261
Kennametal, Inc.
7.200%	06/15/2012	225,000	253,932
Kern River Funding Corp. †††
4.893%	04/30/2018	185,600	189,657
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	350,000	388,525
The Kroger Co.
6.750%	04/15/2012	300,000	338,171
Leucadia National Corp.
7.750%	08/15/2013	350,000	376,250

14

Lubrizol Corp.
4.625%	10/01/2009	$140,000	$140,312
Lubrizol Corp.
5.875%	12/01/2008	90,000	94,635
Marriott International, Inc. Series E
7.000%	01/15/2008	185,000	200,338
May Department Stores Co. (The)
3.950%	07/15/2007	100,000	99,855
Meritor Automotive, Inc.
6.800%	02/15/2009	170,000	175,100
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	825,000	821,278
MGM Mirage
6.000%	10/01/2009	60,000	61,200
MGM Mirage
6.750%	09/01/2012	200,000	209,500
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	269,587
Midamerican Funding LLC
6.750%	03/01/2011	45,000	50,030
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,054,202
Mobil Corp.
8.625%	08/15/2021	275,000	390,233
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	175,000	199,739
Monongahela Power Co. †††
6.700%	06/15/2014	110,000	122,242
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	60,000	80,792
Navistar International Corp. †
7.500%	06/15/2011	170,000	181,475
Nevada Power Co. †††
5.875%	01/15/2015	120,000	120,300
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	97,797
News America Holdings, Inc.
8.875%	04/26/2023	300,000	398,473
Nextel Communications, Inc.
5.950%	03/15/2014	50,000	51,875
Nisource Finance Corp.
3.200%	11/01/2006	125,000	123,377
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	128,011
North Finance (Bermuda) Limited †††
7.000%	09/15/2005	1,000,000	1,014,768
Northwestern Corp. †††
5.875%	11/01/2014	55,000	56,601
OAO Gazprom †††
9.625%	03/01/2013	100,000	119,000
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	105,500

15

Pacific Gas & Electric Co.
6.050%	03/01/2034	$150,000	$161,232
Pentair, Inc.
7.850%	10/15/2009	175,000	198,934
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	100,000	107,681
Pilgrims Pride Corp.
9.625%	09/15/2011	30,000	33,337
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	145,282
Potomac Edison Co. †††
5.350%	11/15/2014	100,000	101,253
Precision Castparts Corp.
5.600%	12/15/2013	300,000	307,775
The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	62,850
Qwest Corp. †††
9.125%	03/15/2012	80,000	91,000
Rogers Cable, Inc.
5.500%	03/15/2014	125,000	117,500
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	100,000	100,750
Ryder System, Inc.
6.600%	11/15/2005	750,000	767,677
Shaw Communications, Inc.
8.250%	04/11/2010	110,000	124,850
Simon Property Group LP
6.875%	11/15/2006	200,000	210,568
SLM Corp.
5.000%	10/01/2013	190,000	193,780
SLM Corp.
5.625%	08/01/2033	80,000	82,722
Smithfield Foods, Inc.
7.000%	08/01/2011	230,000	244,662
Sprint Capital Corp.
6.900%	05/01/2019	135,000	152,281
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	130,000	148,200
Steelcase, Inc.
6.375%	11/15/2006	310,000	318,570
SuperValu, Inc. **
7.875%	08/01/2009	500,000	570,157
Tampa Electric Co.
5.375%	08/15/2007	190,000	196,658
Textron Financial Corp. Series E
2.690%	10/03/2006	495,000	486,482
TGT Pipeline LLC †††
5.500%	02/01/2017	60,000	60,733
Thomas & Betts Corp.
6.500%	01/15/2006	100,000	102,411
Timken Co.
5.750%	02/15/2010	225,000	231,894
Timken Co. Series A
6.750%	08/21/2006	125,000	129,230

16

Toro Co.
7.800%	06/15/2027	$325,000	$396,937
Toyota Motor Credit Corp.
4.350%	12/15/2010	375,000	379,647
TransAlta Corp.
5.750%	12/15/2013	250,000	259,939
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	120,000	147,487
Tri-State Generation & Transmission Association Series 2003, Class A †††
6.040%	01/31/2018	120,000	127,627
Tri-State Generation & Transmission Association Series 2003, Class B †††
7.144%	07/31/2033	135,000	159,168
TXU Corp. †††
5.550%	11/15/2014	160,000	159,818
Tyco International Group SA
6.375%	02/15/2006	375,000	385,915
Tyco International Group SA
6.375%	10/15/2011	325,000	359,266
Tyco International Group SA
6.875%	01/15/2029	35,000	40,742
Tyson Foods, Inc.
8.250%	10/01/2011	100,000	118,421
Union Pacific Corp.
6.400%	02/01/2006	200,000	205,680
US Airways, Inc. Cl. B * ††††
7.500%	04/15/2008	434,841	0
USA Interactive
7.000%	01/15/2013	235,000	261,934
Verizon Global Funding Corp.
7.750%	12/01/2030	195,000	246,524
Vulcan Materials Co.
6.000%	04/01/2009	250,000	265,579
The Walt Disney Co.
6.750%	03/30/2006	175,000	181,596
Washington Mutual, Inc.
2.400%	11/03/2005	425,000	422,137
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	210,000	243,672
Weyerhaeuser Co.
5.500%	03/15/2005	67,000	67,154
WPP Finance (USA) Corp.
6.625%	07/15/2005	675,000	683,037
XTO Energy, Inc.
4.900%	02/01/2014	225,000	225,812

TOTAL CORPORATE DEBT
(Cost $38,003,699)			38,972,403

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.4%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	429,724	425,321

17

AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	$122,853	$140,052
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	293,955	302,350
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.763%	09/25/2033	199,051	198,775
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.321%	02/25/2034	185,655	186,451
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	304,438	310,853
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	207,577	207,159
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	267,001	260,860
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	170,337	171,719
GSR Mortgage Loan Trust Series 2004-9
4.708%	08/25/2034	344,439	347,950
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.771%	08/25/2034	585,579	591,353
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	721,963	714,570
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	236,260	239,960
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.283%	07/25/2033	203,075	203,796
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.148%	02/25/2034	97,249	97,102
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class 1A
5.218%	02/25/2034	53,337	53,955
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B †††
6.920%	02/03/2014	1,000,000	1,099,689
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.060%	03/25/2034	409,832	412,220
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	155,585	158,301
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	507,348	510,614
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	226,895	246,497

18

Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	$361,151	$371,706
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	134,601	139,446
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	784,442	776,406
Washington Mutual, Inc. Series 2004-AR2, Class A
3.077%	04/25/2044	575,873	582,130
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.278%	09/25/2034	464,923	460,643

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,120,144)			9,209,878

SOVEREIGN DEBT OBLIGATIONS – 0.1%

United Mexican States
8.375%	01/14/2011	190,000	223,250

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $212,452)			223,250

U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.7%
Federal Home Loan Mortgage Corporation (FHLMC) – 0.9%
Collateralized Mortgage Obligations – 0.1%
FHLMC Series W067, Class A
6.420%	12/01/2005	183,399	187,389

Pass-Through Securities – 0.8%
FHLMC †
4.250%	07/15/2009	835,000	846,789
FHLMC
6.000%	09/01/2016 - 02/01/2018	196,126	205,189
FHLMC
6.500%	08/01/2016	62,064	65,592
FHLMC
6.625%	09/15/2009	875,000	973,099
FHLMC
8.000%	06/01/2027	113,370	123,237
FHLMC
9.000%	03/01/2017	13,047	14,046
Total Pass-Through Securities			2,227,952
Total Federal Home Loan Mortgage Corporation (FHLMC)			2,415,341

19

Federal National Mortgage Association (FNMA) – 1.7%
Pass-Through Securities
FNMA
2.250%	05/15/2006	$1,150,000	$1,135,667
FNMA
4.625%	10/15/2013	800,000	811,443
FNMA
6.000%	05/01/2016	75,063	78,625
FNMA
7.000%	01/01/2031 - 05/01/2031	142,113	150,644
FNMA
7.500%	10/01/2029 - 05/01/2030	278,268	298,421
FNMA
8.000%	05/01/2013 - 10/01/2031	112,217	121,717
FNMA TBA ***
5.500%	02/01/2035	1,920,000	1,954,800
Total Pass-Through Securities			4,551,317

Government National Mortgage Association (GNMA) – 1.1%
Pass-Through Securities
GNMA
5.000%	02/15/2034	1,711,192	1,727,836
GNMA
6.000%	01/15/2032 - 08/15/2032	563,005	586,483
GNMA
6.500%	06/15/2023 - 12/15/2023	232,631	245,208
GNMA
7.000%	08/15/2023 - 08/15/2032	183,496	195,283
GNMA
7.500%	10/15/2006 - 06/15/2017	152,078	163,425
GNMA
8.000%	09/15/2005 - 07/15/2008	60,129	65,341
GNMA
9.000%	12/15/2008 - 05/15/2009	53,339	56,791
Total Pass-Through Securities			3,040,367

Other Agencies – 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	96,061	98,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,913,922)			10,105,454

U.S. TREASURY OBLIGATIONS – 4.2%
U.S. Treasury Bonds – 2.2%
U.S. Treasury Bond
6.125%	08/15/2029	2,555,000	3,097,538
U.S. Treasury Bond
6.875%	08/15/2025	200,000	258,563
U.S. Treasury Bond †††††
8.750%	05/15/2017	1,875,000	2,654,590
Total U.S. Treasury Bonds			6,010,691

20

U.S. Treasury Notes – 2.0%
U.S. Treasury Note
2.000%	05/15/2006	$1,800,000	$1,776,234
U.S. Treasury Note †
2.500%	10/31/2006	560,000	553,263
U.S. Treasury Note
3.375%	11/15/2008	1,965,000	1,953,026
U.S. Treasury Note
4.000%	02/15/2014	1,065,000	1,056,680
Total U.S. Treasury Notes			5,339,203

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,602,373)			11,349,894

TOTAL BONDS & NOTES
(Cost $69,326,215)			71,371,184

TOTAL LONG TERM INVESTMENTS
(Cost $219,686,773)			233,722,648

SHORT-TERM INVESTMENTS – 20.0%
Cash Equivalents – 5.7% ****
American AAdvantage Select Money Market Fund		$159,566	$159,566
Bank of America Bank Note
2.270%	03/03/2005	516,555	516,555
Bank of America Bank Note
2.270%	04/18/2005	278,145	278,145
Bank of America Bank Note
2.300%	06/09/2005	278,145	278,145
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	119,205	119,205
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	121,192	121,192
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	224,852	224,852
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	119,205	119,205
BGI Institutional Money Market Fund		1,701,452	1,701,452
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	198,675	198,675
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	356,347	356,347
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	552,316	552,316
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	794,700	794,700
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	278,145	278,145
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	198,675	198,675

21

Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	$158,940	$158,940
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	146,072	146,072
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	119,205	119,205
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	655,627	655,627
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	158,940	158,940
Freddie Mac Discount Note
2.228%	02/01/2005	108,803	108,803
Freddie Mac Discount Note
2.277%	02/01/2005	693,866	693,866
Freddie Mac Discount Note
2.379%	03/08/2005	420,853	420,853
Freddie Mac Discount Note
2.400%	03/14/2005	317,880	317,880
Freddie Mac Discount Note
2.409%	03/14/2005	433,959	433,959
General Electric Capital Corp.
2.324%	02/11/2005	397,350	397,350
Goldman Sachs Financial Square Prime Obligations Money Market Fund		382,387	382,387
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	235,231	235,231
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	194,701	194,701
Merrill Lynch Premier Institutional Money Market Fund		368,933	368,933
Merrimac Cash Fund, Premium Class		357,615	357,615
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	794,700	794,700
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	317,880	317,880
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	397,350	397,350
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	238,410	238,410
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	198,675	198,675
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	39,735	39,735
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	393,376	393,376
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	458,542	458,542
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	397,350	397,350
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	952,050	952,050
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	99,337	99,337
			15,334,942

22

Commercial Paper – 14.3% **
Countrywide Home Loans, Inc.
2.450%	02/09/2005	$2,680,000	$2,677,630
Dominion Resources, Inc.
2.350%	02/02/2005	3,390,000	3,388,008
ITT Industries, Inc. †††
2.540%	02/17/2005	2,890,000	2,886,534
KeySpan Corp. †††
2.430%	02/18/2005	2,360,000	2,352,194
Mattel, Inc.
2.450%	02/08/2005	6,343,000	6,337,388
National Fuel Gas Co.
2.400%	02/04/2005	6,040,000	6,031,544
Ryder System, Inc.
2.450%	02/03/2005	4,000,000	3,998,094
Textron Financial Corp.
2.570%	02/10/2005	3,448,000	3,444,800
Tribune Co. †††
2.300%	02/01/2005	5,156,000	5,152,377
United Healthcare Corp. †††
2.380%	02/07/2005	2,650,000	2,647,722
			38,916,291

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			54,251,233

TOTAL INVESTMENTS – 106.0%
(Cost $273,938,006)****			$287,973,881

Other Assets/(Liabilities) – (6.0%)			(16,312,909)

NET ASSETS – 100.0%			$271,660,972

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

*	Non-income producing security.
**	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
***	A portion of this security is purchased on a forward commitment basis (Note 2).
****	Represents investments of security lending collateral. (Note 2).
*****	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.
††	This security is valued in good faith under procedures established by the board of directors.

23

†††

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $20,349,665 or 7.5% of net assets.

††††	Security is currently in default.
†††††	This security is held as collateral for open futures contracts. (Note 2).

The accompanying notes are an integral part of the financial statements.

24

MassMutual Premier Main Street Fund -
Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.9%
Advertising – 0.0%
Getty Images, Inc. * †	400	$27,880
Lamar Advertising Co. *	1,900	81,662
		109,542

Aerospace & Defense – 1.8%
Boeing Co.	18,900	956,340
General Dynamics Corp.	3,700	382,025
Honeywell International, Inc.	10,600	381,388
Lockheed Martin Corp.	7,600	439,356
Northrop Grumman Corp.	13,200	684,816
Raytheon Co.	16,700	624,580
United Defense Industries, Inc. *	1,800	86,274
United Technologies Corp.	27,200	2,738,496
		6,293,275

Air Transportation – 0.2%
Alaska Air Group, Inc. *	3,400	101,286
AMR Corp. * †	19,300	165,980
Continental Airlines, Inc. Cl. B *	10,200	106,284
Delta Air Lines, Inc. * †	18,100	97,559
Northwest Airlines Corp. * †	6,800	50,252
		521,361

Apparel, Textiles & Shoes – 1.3%
Abercrombie & Fitch Co. Cl. A	7,600	380,912
Aeropostale, Inc. *	5,200	144,508
American Eagle Outfitters, Inc.	6,600	335,280
AnnTaylor Stores Corp. *	200	4,298
Childrens Place *	700	26,558
Christopher & Banks Corp.	800	14,216
Claire’s Stores, Inc.	4,100	84,583
Coach, Inc. *	8,600	482,460
Deckers Outdoor Corp. * †	500	19,385
The Finish Line, Inc. Cl. A	1,200	24,360
The Gap, Inc.	32,000	704,320
Jones Apparel Group, Inc.	3,300	110,979
Limited Brands	19,400	459,780
Nike, Inc. Cl. B	4,300	372,509
Nordstrom, Inc.	2,900	139,925
Pacific Sunwear of California, Inc. *	9,900	242,451
Talbots, Inc.	2,500	67,675
Timberland Co. Cl. A *	4,400	289,256
Too, Inc. *	3,100	84,196
VF Corp.	6,000	318,900
		4,306,551

Automotive & Parts – 1.1%
Aftermarket Technology Corp. *	200	2,932
American Axle & Manufacturing Holdings, Inc.	1,900	51,015
ArvinMeritor, Inc.	3,000	57,120

1

Autoliv, Inc. †	5,600	$264,040
AutoNation, Inc. *	4,700	89,488
BorgWarner, Inc.	400	21,476
Copart, Inc. *	2,600	59,748
Dana Corp.	11,600	184,092
Delphi Corp.	5,500	41,745
Ford Motor Co. †	50,200	661,134
General Motors Corp. †	9,600	353,376
Genuine Parts Co.	2,700	114,291
The Goodyear Tire & Rubber Co. * †	19,800	305,712
Harley-Davidson, Inc.	9,600	577,056
Navistar International Corp. *	5,200	202,384
Paccar, Inc.	5,200	367,432
SPX Corp.	7,900	331,010
Visteon Corp. †	11,800	87,556
Wabash National Corp. *	2,800	71,064
Winnebago Industries, Inc.	2,200	75,878
		3,918,549

Banking, Savings & Loans – 14.3%
AmSouth Bancorporation †	1,700	42,398
Associated Banc-Corp	800	26,424
Astoria Financial Corp.	3,900	146,796
Bank of America Corp.	186,700	8,657,279
Bank of New York Co., Inc.	17,300	513,983
Banknorth Group, Inc.	8,200	294,052
BB&T Corp.	8,200	323,654
Capital One Financial Corp.	10,300	806,284
Citigroup, Inc.	211,800	10,388,790
Comerica, Inc.	8,200	474,452
Compass Bancshares, Inc.	3,200	149,856
Fannie Mae	40,900	2,641,322
Freddie Mac	36,200	2,363,498
Golden West Financial Corp.	4,800	310,176
Hibernia Corp. Cl. A	7,400	194,768
Independence Community Bank Corp.	1,900	74,670
JP Morgan Chase & Co.	168,400	6,286,372
KeyCorp	17,000	568,140
M&T Bank Corp.	3,100	317,316
National City Corp.	12,000	426,600
North Fork Bancorporation, Inc.	1,200	34,440
Northern Trust Corp.	3,200	139,648
Providian Financial Corp. *	3,700	61,716
R&G Financial Corp. Cl. B	600	22,122
Regions Financial Corp.	9,600	307,200
Silicon Valley Bancshares *	1,600	69,824
SLM Corp.	3,800	190,722
State Street Corp.	1,500	67,215
Sterling Financial Corp. *	300	11,250
SunTrust Banks, Inc.	8,000	576,160
TCF Financial Corp.	600	16,866
U.S. Bancorp	112,200	3,371,610
UnionBanCal Corp.	8,900	548,062
Wachovia Corp.	74,600	4,091,810

2

Washington Mutual, Inc.	6,800	$274,380
Webster Financial Corp.	900	40,365
Wells Fargo & Co.	70,500	4,321,650
Zions Bancorp	1,300	88,166
		49,240,036

Beverages – 1.8%
Anheuser-Busch Companies, Inc.	5,000	245,900
The Coca-Cola Co. †	60,300	2,501,847
Coors (Adolph) Co. Cl. B *	100	7,460
The Pepsi Bottling Group, Inc.	11,800	322,730
PepsiAmericas, Inc.	400	8,500
PepsiCo, Inc.	59,900	3,216,630
		6,303,067

Broadcasting, Publishing & Printing – 3.4%
American Greetings Corp. Cl. A	3,000	72,420
Charter Communications, Inc. Cl. A * †	49,300	79,373
Clear Channel Communications, Inc.	23,500	762,105
Comcast Corp. Cl. A *	116,200	3,740,478
The DIRECTV Group, Inc. *	4,400	66,220
IAC/InterActiveCorp * †	15,400	373,142
Liberty Media Corp. Cl. A †	31,500	328,860
Liberty Media International, Inc. Cl. A *	900	40,752
Martha Stewart Living Omnimedia Cl. A * †	3,500	114,800
The McGraw-Hill Companies, Inc.	6,900	624,450
Time Warner, Inc. *	155,100	2,791,800
Viacom, Inc. Cl. B	75,700	2,826,638
Westwood One, Inc. *	700	16,905
		11,837,943

Building Materials & Construction – 0.3%
Eagle Materials, Inc. Cl. B	1,700	132,005
Florida Rock Industries, Inc.	600	37,470
Louisiana-Pacific Corp.	11,800	302,080
Martin Marietta Materials, Inc.	300	16,206
Masco Corp.	8,900	327,520
USG Corp. * †	7,500	240,750
Vulcan Materials Co.	300	16,944
		1,072,975

Chemicals – 1.3%
Agrium, Inc. †	2,200	35,508
Cabot Corp.	1,200	42,000
Cabot Microelectronics Corp. *	1,000	30,430
Dow Chemical Co.	14,600	725,620
Du Pont (E.I.) de Nemours & Co.	27,200	1,293,632
Eastman Chemical Co. †	6,300	341,145
Engelhard Corp.	600	18,030
FMC Corp. *	1,300	61,347
Georgia Gulf Corp.	2,800	143,192
Grace (W.R.) & Co. *	8,500	96,305
Lyondell Chemical Co.	12,600	370,692
Monsanto Co.	10,800	584,604

3

Mosaic Co. (The) *	4,000	$66,000
OM Group, Inc. *	3,600	116,712
PPG Industries, Inc.	3,500	240,730
Praxair, Inc.	2,100	90,615
Rohm & Haas Co.	4,100	181,384
The Scotts Co. Cl. A *	600	40,776
		4,478,722

Commercial Services – 1.3%
The Advisory Board Co. *	700	24,955
The Brink’s Co.	1,300	46,033
Cendant Corp.	26,200	617,010
Convergys Corp. *	6,400	91,456
The Corporate Executive Board Co. †	1,200	76,680
Dun & Bradstreet Corp. *	1,900	110,390
eBay, Inc. *	19,600	1,597,400
Equifax, Inc.	4,700	133,010
Gen-Probe, Inc. *	300	14,643
Gevity HR, Inc.	600	12,360
ITT Educational Services, Inc. * †	1,700	83,504
Korn/Ferry International *	1,200	23,676
PerkinElmer, Inc.	9,200	211,508
Quest Diagnostics, Inc.	4,300	409,790
Rent-A-Center, Inc. *	1,400	34,286
Republic Services, Inc.	5,200	171,444
Robert Half International, Inc.	4,200	127,428
Ryder System, Inc.	6,600	300,630
Sotheby’s Holdings, Inc. Cl. A *	4,300	77,142
Universal Compression Holdings, Inc. *	2,700	105,084
Waste Management, Inc.	2,100	60,900
		4,329,329

Communications – 3.1%
Avaya, Inc. *	14,800	212,380
Citizens Communications Co.	22,200	299,478
Crown Castle International Corp. *	7,100	116,440
Ditech Communications Corp. *	800	10,640
EchoStar Communications Corp. Cl. A	16,000	488,160
Harris Corp.	700	45,339
Juniper Networks, Inc. * †	32,200	809,186
Nextel Communications, Inc. Cl. A *	52,500	1,506,225
Openwave Systems, Inc. *	500	6,810
Qualcomm, Inc.	65,800	2,450,392
SBC Communications, Inc.	186,000	4,419,360
Scientific-Atlanta, Inc.	3,000	90,930
Tellabs, Inc. *	23,800	169,456
		10,624,796

Communications Equipment – 0.3%
Motorola, Inc.	68,100	1,071,894

Computer Integrated Systems Design – 0.6%
3Com Corp. *	36,100	132,487
Autodesk, Inc.	5,800	170,346

4

Cadence Design Systems, Inc. *	3,000	$39,990
Computer Sciences Corp. *	12,100	623,392
FileNET Corp. *	500	11,175
Sun Microsystems, Inc. *	169,000	736,840
Synopsys, Inc. *	13,800	234,600
Teradyne, Inc. *	6,200	86,986
Unisys Corp. *	3,100	24,335
Websense, Inc. *	2,500	134,250
		2,194,401

Computer Maintenance & Repair – 0.0%
Electronics for Imaging, Inc. *	600	10,200

Computer Programming Services – 0.0%
VeriSign, Inc. *	1,400	36,176

Computer Related Services – 0.2%
Acxiom Corp. †	6,300	145,404
Checkfree Corp. *	6,300	245,700
EarthLink, Inc. *	13,000	130,390
Ingram Micro, Inc. Cl. A *	10,300	190,344
RSA Security, Inc. *	3,700	65,157
		776,995

Computers & Information – 5.7%
Apple Computer, Inc. *	9,600	738,240
Cisco Systems, Inc. *	235,200	4,243,008
Cognos, Inc. *	800	33,096
Comverse Technology, Inc. *	11,600	259,260
Dell, Inc. *	122,700	5,123,952
EMC Corp. *	23,300	305,230
Extreme Networks, Inc. *	6,100	39,040
International Business Machines Corp.	73,400	6,857,028
International Game Technology	11,100	347,430
Jabil Circuit, Inc. *	9,300	219,201
Lexmark International, Inc. *	6,300	525,105
Maxtor Corp. *	26,800	126,764
Micros Systems, Inc. *	500	34,950
PalmOne, Inc. * †	3,200	82,800
Scientific Games Corp. Cl. A *	200	5,144
Storage Technology Corp. *	6,900	217,281
Tech Data Corp. *	4,400	184,932
Western Digital Corp. *	16,900	182,013
		19,524,474

Computers & Office Equipment – 1.1%
Electronic Data Systems Corp.	22,900	490,518
Hewlett-Packard Co.	167,200	3,275,448
		3,765,966

Containers – 0.2%
Ball Corp.	3,100	132,432
Crown Holdings, Inc. *	7,000	94,430
Owens-Illinois, Inc. *	13,400	304,448

5

Pactiv Corp. *	3,600	$79,956
Sealed Air Corp. *	500	25,650
Smurfit-Stone Container Corp.	7,100	106,784
		743,700

Cosmetics & Personal Care – 1.7%
Avon Products, Inc.	3,600	151,992
Estee Lauder Companies, Inc. Cl. A †	10,100	455,914
The Gillette Co.	6,200	314,464
Kimberly-Clark Corp.	5,000	327,550
Nu Skin Enterprises, Inc. Cl. A	2,900	67,802
The Procter & Gamble Co.	83,200	4,428,736
		5,746,458

Data Processing & Preparation – 0.3%
Affiliated Computer Services, Inc. Cl. A * †	3,100	167,989
Automatic Data Processing, Inc.	6,300	273,924
CSG Systems International, Inc. *	300	5,436
Deluxe Corp.	1,900	72,713
First Data Corp.	6,800	277,032
NCR Corp. *	10,600	362,308
SEI Investments Co.	800	29,888
		1,189,290

Electric Utilities – 0.5%
American Electric Power Co.	13,000	458,250
CMS Energy Corp. *	7,400	77,922
Constellation Energy Group, Inc.	1,000	50,000
Edison International	6,200	201,314
FPL Group, Inc.	400	30,656
NRG Energy, Inc. *	4,300	150,500
PG&E Corp. *	7,900	276,500
Progress Energy, Inc.	19,900	2,388
Reliant Energy, Inc. *	3,300	41,085
TXU Corp.	3,900	269,880
		1,558,495

Electrical Equipment & Electronics – 7.9%
Advanced Micro Devices, Inc. *	23,200	366,560
Agere Systems, Inc. Cl. A *	21,900	31,536
Altera Corp. *	1,800	34,560
American Power Conversion Corp.	1,700	36,159
Amphenol Corp. Cl. A *	8,400	330,372
Analog Devices, Inc.	12,900	462,981
Atmel Corp. *	85,600	261,936
Cognex Corp.	600	15,666
Conexant Systems, Inc. *	1,300	2,132
Cree, Inc. * †	11,100	266,733
Cymer, Inc. *	2,300	60,996
Electro Scientific Industries, Inc. *	200	3,534
Emerson Electric Co.	6,500	437,060
Energizer Holdings, Inc. *	4,300	243,423
Fairchild Semiconductor International, Inc. Cl. A *	2,300	32,821
Freescale Semiconductor, Inc. Cl. A *	13,300	227,430

6

Freescale Semiconductor, Inc. Cl. B *	6,400	$111,808
General Electric Co.	405,200	14,639,876
Integrated Device Technology, Inc. *	3,400	39,916
Intel Corp.	246,100	5,524,945
Intersil Corp. Cl. A	12,600	186,858
Kla-Tencor Corp. * †	100	4,625
Linear Technology Corp. †	11,000	415,140
Littelfuse, Inc. *	100	3,183
LSI Logic Corp. *	33,600	205,296
Maxim Integrated Products, Inc.	3,000	117,030
Micrel, Inc. *	3,400	29,376
Microchip Technology, Inc.	2,800	72,940
Micron Technology, Inc. * †	27,100	282,111
Molex, Inc.	2,500	71,800
Molex, Inc. Cl. A	7,800	199,056
National Semiconductor Corp.	21,600	365,688
Rambus, Inc. * †	700	12,628
Rayovac Corp. *	3,500	131,495
RF Micro Devices, Inc. *	3,200	17,504
Rockwell Automation, Inc.	6,400	362,560
Sanmina-SCI Corp. *	5,600	34,608
Texas Instruments, Inc.	55,100	1,278,871
Thomas & Betts Corp. *	1,300	37,973
Trimble Navigation Limited *	700	24,892
Visx, Inc. *	2,500	67,200
Wesco International, Inc. *	1,000	33,790
		27,085,068

Energy – 8.6%
Amerada Hess Corp. †	4,600	398,590
Anadarko Petroleum Corp. †	10,600	701,826
Apache Corp.	12,700	691,134
Atmos Energy Corp.	3,000	83,100
Cabot Oil & Gas Corp. Cl. A	100	4,708
CAL Dive International, Inc. *	4,300	187,910
Canadian Natural Resources Limited	13,800	608,369
Chesapeake Energy Corp.	20,300	356,671
ChevronTexaco Corp. †	65,100	3,541,440
Cimarex Energy Co. *	800	29,000
ConocoPhillips	19,800	1,837,242
Devon Energy Corp. †	21,200	862,204
Diamond Offshore Drilling, Inc. †	8,000	350,160
Dynegy, Inc. Cl. A *	8,000	35,600
El Paso Corp.	26,500	288,055
EOG Resources, Inc. †	4,500	334,125
Exxon Mobil Corp.	238,800	12,322,080
Forest Oil Corp. * †	4,900	165,081
Frontier Oil Corp.	34,300	959,371
Halliburton Co.	13,500	555,255
Houston Exploration Co. *	2,200	119,262
Kerr-McGee Corp.	5,000	308,750
Murphy Oil Corp.	1,200	107,136
Newfield Exploration Co. *	4,700	287,640
Noble Energy, Inc.	5,400	319,518

7

Occidental Petroleum Corp.	5,500	$321,090
Paramount Resources, Ltd. *	40,400	911,009
Patina Oil & Gas Corp.	1,600	58,688
Petroleum Development Corp. *	1,000	38,500
Pioneer Natural Resources Co. †	3,800	145,882
Plains Exploration & Production Co. *	5,200	149,656
Pogo Producing Co.	2,600	110,578
Premcor, Inc.	1,700	81,600
Pride International, Inc. *	8,500	198,815
Sunoco, Inc.	4,700	411,203
Tesoro Corp. *	9,400	299,296
Transocean, Inc. *	6,400	281,600
TUSK Energy Corp. *	9,700	28,904
Unocal Corp.	15,000	713,550
Valero Energy Corp.	2,400	124,872
Vintage Petroleum, Inc.	1,700	41,157
The Williams Companies, Inc.	13,400	225,254
XTO Energy, Inc.	4,100	147,231
		29,743,112

Entertainment & Leisure – 0.9%
Blockbuster, Inc. Cl. B	11,000	96,140
Caesars Entertainment, Inc. * †	10,900	210,697
Hollywood Entertainment Corp. *	2,900	40,919
Macrovision Corp. *	500	11,665
The Nautilus Group, Inc.	2,500	52,325
News Corp., Inc. Cl. A	16,500	280,500
Penn National Gaming, Inc. *	100	6,559
SCP Pool Corp.	1,100	32,692
The Walt Disney Co.	81,300	2,327,619
WMS Industries, Inc. * †	400	12,536
		3,071,652

Financial Services – 4.2%
Accredited Home Lenders Holding Co. *	1,200	58,296
Affiliated Managers Group, Inc. *	2,700	171,207
Allied Capital Corp. †	900	23,049
American Capital Strategies Limited	2,800	95,200
American Express Co.	36,300	1,936,605
AmeriCredit Corp. *	6,100	149,755
Ameritrade Holding Corp. *	7,400	95,682
Bear Stearns Companies, Inc.	7,900	798,374
CIT Group, Inc. †	10,600	427,922
Countrywide Financial Corp.	23,400	865,800
E*Trade Financial Corp. *	17,700	243,375
The Goldman Sachs Group, Inc.	4,600	496,110
Huntington Bancshares, Inc.	4,400	101,068
IndyMac Bancorp, Inc.	2,200	81,312
Legg Mason, Inc.	2,600	200,798
Lehman Brothers Holdings, Inc.	10,600	966,614
MBNA Corp.	29,300	778,794
Merrill Lynch & Co., Inc.	48,600	2,919,402
Morgan Stanley	53,100	2,971,476
PNC Financial Services Group, Inc.	8,800	474,056

8

Price (T. Rowe) Group, Inc.	500	$29,925
The Schwab (Charles) Corp.	35,400	397,896
		14,282,716

Foods – 0.9%
Archer-Daniels-Midland Co.	6,400	154,880
Corn Products International, Inc.	4,200	123,312
Heinz (H. J.) Co.	14,400	544,464
Hershey Foods Corp.	800	46,792
Kraft Foods, Inc. Cl. A †	12,100	411,158
The Kroger Co. *	14,900	254,790
Pilgrim’s Pride Corp. †	3,600	125,856
Safeway, Inc. *	13,000	245,050
Sara Lee Corp.	14,800	347,504
Starbucks Corp. *	3,800	205,200
SuperValu, Inc.	6,900	218,109
Sysco Corp.	12,400	433,628
Tyson Foods, Inc. Cl. A	6,600	113,322
		3,224,065

Forest Products & Paper – 0.3%
Bowater, Inc.	200	7,600
Georgia-Pacific Corp.	18,500	593,850
MeadWestvaco Corp.	12,000	346,680
Neenah Paper, Inc. *	500	15,945
Potlatch Corp.	2,400	110,448
Weyerhaeuser Co.	300	18,720
		1,093,243

Healthcare – 1.2%
Amedisys, Inc. *	600	18,060
Apria Healthcare Group, Inc. *	1,300	42,640
Caremark Rx, Inc. *	4,400	172,040
Covance, Inc. *	2,500	106,250
Coventry Health Care, Inc. *	4,500	256,050
Express Scripts, Inc. *	900	66,771
Gentiva Health Services, Inc. *	200	3,180
HCA, Inc.	1,900	84,588
Humana, Inc. *	8,100	277,587
Laboratory Corp. of America Holdings *	200	9,570
LCA-Vision, Inc.	3,200	85,280
Lincare Holdings, Inc. *	2,400	99,600
Pacificare Health Systems *	2,300	141,519
Pediatrix Medical Group, Inc. *	2,800	187,012
Select Medical Corp.	2,000	35,460
Sierra Health Services, Inc. *	2,000	109,860
Sunrise Senior Living, Inc. * †	400	18,332
UnitedHealth Group, Inc.	27,100	2,409,190
		4,122,989

Heavy Machinery – 0.1%
Oil States International, Inc. *	5,300	100,965
Toro Co.	2,700	224,775
UNOVA, Inc. *	800	18,448
		344,188

9

Home Construction, Furnishings & Appliances – 0.4%
Cavco Industries, Inc. *	400	$19,056
D.R. Horton, Inc.	1,300	51,714
Ethan Allen Interiors, Inc.	2,500	88,100
Furniture Brands International, Inc.	2,100	49,770
Harman International Industries	900	109,485
KB Home	3,200	347,680
Leggett & Platt, Inc.	2,200	62,700
Meritage Homes Corp. *	2,100	135,765
NVR, Inc. * †	300	237,375
The Ryland Group, Inc.	1,700	110,279
Whirlpool Corp.	1,900	129,694
		1,341,618

Household Products – 0.2%
Black & Decker Corp.	1,200	98,880
The Clorox Co.	1,600	95,072
Newell Rubbermaid, Inc. †	15,800	340,016
Sherwin-Williams Co.	3,700	159,840
The Stanley Works	1,800	85,608
		779,416

Industrial - Distribution – 0.1%
Grainger (W.W.), Inc.	3,800	232,598

Industrial - Diversified – 0.9%
3M Co.	25,100	2,117,436
Cooper Industries Limited Cl. A	2,100	145,950
Danaher Corp. †	2,300	126,224
Harsco Corp.	400	21,836
Illinois Tool Works, Inc.	5,700	495,786
Textron, Inc.	3,000	215,940
		3,123,172

Information Retrieval Services – 0.3%
Yahoo!, Inc. *	34,100	1,200,661

Insurance – 5.3%
ACE Ltd.	6,300	273,420
Aetna, Inc.	6,700	851,235
AFLAC, Inc.	12,000	474,120
Allmerica Financial Corp. *	800	26,120
Allstate Corp.	21,000	1,059,240
Ambac Financial Group, Inc.	1,700	130,696
American Financial Group, Inc.	4,800	147,792
American International Group, Inc.	96,200	6,377,098
AmerUs Group Co.	2,200	98,054
Aon Corp.	9,000	204,660
Assurant, Inc.	4,700	152,891
Chubb Corp.	4,900	364,952
Cigna Corp.	6,500	521,625

10

Cincinnati Financial Corp.	2,500	$110,300
Fidelity National Financial, Inc.	7,200	315,504
First American Corp. †	3,800	140,524
Fremont General Corp. †	4,900	120,001
The Hartford Financial Services Group, Inc.	12,500	841,125
Landamerica Financial Group, Inc.	1,800	92,592
Lincoln National Corp.	8,000	369,120
Loews Corp.	7,600	516,800
Marsh & McLennan Companies, Inc.	6,200	201,500
MBIA, Inc.	5,100	304,674
Metlife, Inc.	14,900	592,275
MGIC Investment Corp.	4,700	300,330
Nationwide Financial Services, Inc. Cl. A	2,100	77,595
Old Republic International Corp.	5,000	116,000
PartnerRe Limited †	500	31,685
The PMI Group, Inc.	1,100	43,747
Principal Financial Group, Inc.	15,400	624,932
Progressive Corp.	2,800	234,220
Protective Life Corp.	600	24,696
Radian Group, Inc.	2,600	124,644
Reinsurance Group of America, Inc.	4,500	211,590
Safeco Corp.	7,000	324,100
StanCorp Financial Group, Inc.	1,300	110,500
Torchmark Corp.	1,600	87,360
UICI †	1,000	30,920
Universal American Financial Corp. *	200	3,048
UnumProvident Corp. †	14,500	248,965
WellChoice, Inc. *	2,700	143,721
WellPoint, Inc. *	8,700	1,057,050
		18,081,421

Internet Content – 0.0%
BEA Systems, Inc. *	11,600	98,832

Lodging – 0.5%
Choice Hotels International, Inc.	1,000	58,000
Hilton Hotels Corp.	6,200	137,950
Isle of Capri Casinos, Inc. *	300	7,626
Mandalay Resort Group	4,800	338,880
Marriott International, Inc. Cl. A	7,400	467,532
MGM Mirage *	6,100	438,041
Starwood Hotels & Resorts Worldwide, Inc.	1,800	104,202
		1,552,231

Machinery & Components – 0.8%
Actuant Corp. Cl. A * †	1,100	57,475
Caterpillar, Inc.	9,900	882,090
Cummins, Inc.	4,000	310,680
Deere & Co.	9,900	687,357
Dover Corp.	1,500	57,450
Grant Prideco, Inc. *	1,400	27,440
Ingersoll-Rand Co. Cl. A	3,100	230,578
Kennametal, Inc.	900	44,046
Lone Star Technologies, Inc. *	3,200	130,528

11

Pall Corp.	3,000	$80,790
Parker-Hannifin Corp.	1,900	123,804
		2,632,238

Manufacturing – 0.4%
American Standard Companies, Inc. *	1,600	64,064
Applied Materials, Inc. *	53,100	844,290
Lam Research Corp. *	7,900	211,404
Terex Corp. * †	2,500	107,625
		1,227,383

Medical Supplies – 1.1%
Agilent Technologies, Inc. *	13,800	305,118
Allergan, Inc.	3,900	296,205
Applied Biosystems Group-Applera Corp.	12,300	246,615
Bausch & Lomb, Inc. †	1,300	94,757
Becton, Dickinson & Co.	8,000	453,200
Dade Behring Holdings, Inc. *	700	40,005
Dionex Corp. *	100	5,919
Edwards Lifesciences Corp. *	800	32,560
Medtronic, Inc.	36,000	1,889,640
MTS Systems Corp.	300	10,689
Thermo Electron Corp. *	11,700	350,298
Wright Medical Group, Inc. *	100	2,745
		3,727,751

Metals & Mining – 1.1%
AK Steel Holding Corp. * †	10,600	153,806
Alcoa, Inc.	29,400	867,594
Carpenter Technology	1,800	110,268
Cleveland-Cliffs, Inc. †	2,400	157,152
Commercial Metals Co.	1,500	43,350
CommScope, Inc. *	1,900	28,557
Massey Energy Co.	5,700	216,201
Maverick Tube Corp. *	3,200	108,992
Mueller Industries, Inc.	3,000	95,100
Nucor Corp.	3,900	219,024
Oregon Steel Mills, Inc. *	3,500	83,615
Phelps Dodge Corp. †	6,400	616,320
Quanex Corp.	900	47,448
Schnitzer Steel Industries, Inc. Cl. A	200	6,890
The Shaw Group, Inc. * †	8,200	137,842
Southern Peru Copper Corp. †	2,900	136,561
Texas Industries, Inc.	1,600	101,664
United States Steel Corp. †	7,400	383,320
Worthington Industries, Inc.	6,300	129,024
		3,642,728

Oil & Gas – 0.2%
Precision Drilling Corp. *	1,400	95,126
Talisman Energy, Inc.	21,100	628,735
		723,861

12

Pharmaceuticals – 8.1%
Abbott Laboratories	43,000	$1,935,860
AmerisourceBergen Corp.	1,500	87,420
Amgen, Inc. *	32,700	2,035,248
Andrx Corp. *	400	8,736
Barr Pharmaceuticals *	4,700	223,485
Bristol-Myers Squibb Co.	35,400	829,776
Eli Lilly & Co.	37,400	2,028,576
Endo Pharmaceuticals Holdings, Inc. *	6,200	130,262
Eon Labs, Inc. *	1,600	41,056
Forest Laboratories, Inc. *	11,600	481,748
Genentech, Inc. *	20,500	978,055
Hospira, Inc. *	5,900	170,451
Johnson & Johnson †	101,000	6,534,700
McKesson Corp. †	5,900	203,491
Medco Health Solutions, Inc. *	12,100	515,097
Merck & Co., Inc.	108,700	3,049,035
Pfizer, Inc.	288,600	6,972,576
United Therapeutics Corp. *	1,800	76,806
Wyeth	41,200	1,632,756
		27,935,134

Photography Equipment/Supplies – 0.1%
Eastman Kodak Co.	10,100	334,209

Prepackaged Software – 4.3%
Adobe Systems, Inc.	3,100	176,390
BMC Software, Inc. *	17,200	289,476
Cerner Corp. * †	1,800	89,550
Computer Associates International, Inc. †	900	24,471
Electronic Arts, Inc. *	3,800	244,492
Fair Isaac Corp.	700	24,185
Hyperion Solutions Corp. *	2,300	110,492
Internet Security Systems, Inc. *	5,000	111,750
McAfee, Inc. *	1,700	43,945
Microsoft Corp.	399,000	10,485,720
Oracle Corp. *	149,700	2,061,369
Pixar, Inc. * †	900	78,453
Sybase, Inc. *	13,000	253,110
Take-Two Interactive Software, Inc. * †	3,300	116,325
THQ, Inc. * †	3,300	73,425
Tibco Software, Inc. *	17,000	186,830
United Online, Inc. *	9,300	100,254
Veritas Software Corp. *	8,300	213,476
		14,683,713

Real Estate – 0.0%
CB Richard Ellis Group, Inc. Cl. A *	1,500	52,485

Restaurants – 0.5%
Applebee’s International, Inc.	400	11,144
CBRL Group, Inc.	2,300	94,553
CEC Entertainment, Inc. * †	5,500	215,270
Darden Restaurants, Inc.	7,200	212,832
Jack in the Box, Inc. *	1,200	41,496

13

McDonald’s Corp.	26,600	$861,574
RARE Hospitality International, Inc. *	800	25,200
Yum! Brands, Inc.	8,500	393,975
		1,856,044

Retail – 5.4%
Action Performance Cos., Inc. †	9,800	102,900
Barnes & Noble, Inc. *	5,500	179,850
Bed Bath & Beyond, Inc. *	8,200	330,378
Best Buy Co., Inc.	13,200	710,028
BJ’s Wholesale Club, Inc. * †	8,400	240,324
Borders Group, Inc.	9,300	244,125
Circuit City Stores, Inc.	21,900	313,608
Costco Wholesale Corp.	10,600	501,062
Dillards, Inc. Cl. A	9,100	238,784
Electronics Boutique Holdings Corp. * †	1,500	52,635
Federated Department Stores, Inc.	11,200	636,160
The Home Depot, Inc.	72,900	3,007,854
J.C. Penney Co., Inc.	18,000	768,960
Kmart Holding Corp. * †	2,300	216,614
Kohl’s Corp. *	800	37,608
Lowe’s Companies, Inc. †	15,900	906,141
Marvel Enterprises, Inc. *	9,700	173,242
Men’s Wearhouse, Inc. *	1,700	56,559
Michaels Stores, Inc.	10,600	325,950
Office Depot, Inc. *	20,500	354,445
PETCO Animal Supplies, Inc. *	1,000	37,970
Petsmart, Inc. †	5,600	169,288
Rite Aid Corp. *	31,800	112,572
Sears, Roebuck and Co. †	7,500	376,875
Staples, Inc. †	23,700	775,938
Target Corp.	22,400	1,137,248
TJX Companies, Inc.	22,800	570,912
Toys R Us, Inc. *	16,200	347,490
Walgreen Co.	7,000	298,270
Wal-Mart Stores, Inc.	97,800	5,124,720
Zale Corp. *	3,200	84,992
		18,433,502

Retail - Internet – 0.0%
Amazon.com, Inc. * †	1,100	47,542

Telephone Utilities – 2.0%
Adtran, Inc.	5,500	98,505
Amdocs Limited *	2,100	62,475
AT&T Corp.	16,100	308,959
BellSouth Corp.	50,900	1,335,616
CenturyTel, Inc.	10,000	326,000
Qwest Communications International, Inc. *	37,400	157,080
Sprint Corp. (FON Group)	10,200	243,066
Telephone & Data Systems, Inc.	1,700	139,944
Verizon Communications, Inc.	117,200	4,171,148
		6,842,793

14

Tobacco – 1.5%
Altria Group, Inc. †	77,400	$4,940,442
Reynolds American, Inc. †	2,500	201,050
UST, Inc.	2,600	131,716
		5,273,208

Toys, Games – 0.0%
Hasbro, Inc. †	5,600	109,760

Transportation – 1.0%
Burlington Northern Santa Fe Corp.	11,000	529,980
CNF, Inc.	4,000	187,640
CSX Corp.	3,400	135,898
EGL, Inc. *	2,700	81,621
FedEx Corp. †	7,200	688,680
General Maritime Corp. *	2,800	128,520
Genesee & Wyoming, Inc. Cl. A *	200	5,052
J.B. Hunt Transport Services, Inc.	2,000	88,240
Laidlaw International, Inc. *	2,100	45,717
Norfolk Southern Corp.	7,600	265,392
OMI Corp.	6,400	112,000
Polaris Industries, Inc.	100	6,750
Swift Transportation Co., Inc. * †	5,300	118,190
Teekay Shipping Corp.	3,500	155,295
United Parcel Service, Inc. Cl. B	12,600	940,968
Yellow Roadway Corp. *	1,200	67,944
		3,557,887

Travel – 0.1%
Sabre Holdings Corp.	9,500	200,450

TOTAL EQUITIES
(Cost $348,623,686)		340,311,865

RIGHTS – 0.0%
Computers & Information
Seagate Technology * ††	25,700	0

TOTAL RIGHTS
(Cost $0)		0

WARRANTS – 0.0%
Financial Services
Dime Bancorp, Inc. *	14,200	2,414

TOTAL WARRANTS
(Cost $2,698)		2,414

TOTAL LONG TERM INVESTMENTS
(Cost $348,626,384)		340,314,279

15

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS – 9.3%
Cash Equivalents – 8.1% **
American AAdvantage Select Money Market Fund		$292,084	$292,084
Bank of America Bank Note
2.270%	03/03/2005	945,551	945,551
Bank of America Bank Note
2.270%	04/18/2005	509,143	509,143
Bank of America Bank Note
2.300%	06/09/2005	509,143	509,143
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	218,204	218,204
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	221,841	221,841
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	411,590	411,590
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	218,204	218,204
BGI Institutional Money Market Fund		3,114,499	3,114,499
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	363,673	363,673
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	652,292	652,292
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	1,011,012	1,011,012
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	1,454,694	1,454,694
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	509,143	509,143
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	363,673	363,673
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	290,939	290,939
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	267,384	267,384
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	218,204	218,204
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	1,200,122	1,200,122
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	290,939	290,939
Freddie Mac Discount Note
2.228%	02/01/2005	199,163	199,163
Freddie Mac Discount Note
2.277%	02/01/2005	1,270,118	1,270,118
Freddie Mac Discount Note
2.379%	03/08/2005	770,370	770,370
Freddie Mac Discount Note
2.400%	03/14/2005	581,878	581,878

16

Freddie Mac Discount Note
2.409%	03/14/2005	$794,360	$794,360
General Electric Capital Corp.
2.324%	02/11/2005	727,347	727,347
Goldman Sachs Financial Square Prime Obligations Money Market Fund		699,957	699,957
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	430,589	430,589
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	356,400	356,400
Merrill Lynch Premier Institutional Money Market Fund		675,329	675,329
Merrimac Cash Fund, Premium Class		654,612	654,612
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	1,454,694	1,454,694
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	581,878	581,878
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	727,347	727,347
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	436,408	436,408
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	363,673	363,673
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	72,735	72,735
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	720,073	720,073
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	839,359	839,359
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	727,347	727,347
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	1,742,723	1,742,723
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	181,837	181,837
			28,070,531

Repurchase Agreement – 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		4,044,819	4,044,819

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			32,115,350

TOTAL INVESTMENTS – 108.2%
(Cost $380,741,734)***			$372,429,629

Other Assets/(Liabilities) – (8.2%)			(28,271,221)

NET ASSETS – 100.0%			$344,158,408

17

Notes to Portfolio of Investments

(a)

Maturity value of $4,045,043.  Collateralized by U.S. Government Agency obligation with a rate of 5.875%, maturity date of 09/25/2015, and an aggregate market value, including accrued interest, of $4,247,059.

*	Non-income producing security.
**	Represents investments of security lending collateral. (Note 2.)
***	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.
††	This security is valued in good faith under procedures established by the board of directors.

The accompanying notes are an integral part of the financial statements.

18

MassMutual Premier Value Fund —
Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.8%
Aerospace & Defense – 4.1%
Lockheed Martin Corp.	177,360	$10,253,182
Rockwell Collins, Inc.	304,030	13,042,887
		23,296,069

Apparel, Textiles & Shoes – 2.7%
Limited Brands †	663,380	15,722,106

Banking, Savings & Loans – 14.5%
Bank of America Corp.	286,070	13,265,066
Citigroup, Inc.	467,388	22,925,381
Freddie Mac †	193,850	12,656,467
SLM Corp.	216,340	10,858,105
Student Loan Corp.	6,180	1,116,479
Wachovia Corp.	116,015	6,363,423
Wells Fargo & Co.	260,360	15,960,068
		83,144,989

Beverages – 3.1%
Diageo PLC Sponsored ADR (United Kingdom)	329,130	18,072,528

Broadcasting, Publishing & Printing – 5.2%
Gannett Co., Inc.	194,510	15,568,581
Viacom, Inc. Cl. B	378,810	14,144,765
		29,713,346

Chemicals – 4.5%
Dow Chemical Co.	176,990	8,796,403
PPG Industries, Inc.	251,930	17,327,745
		26,124,148
Commercial Services – 2.5%
Waste Management, Inc.	496,930	14,410,970

Communications – 1.8%
BCE, Inc. †	431,240	10,280,762

Computers & Information – 3.2%
Apple Computer, Inc. *	78,900	6,067,410
International Business Machines Corp.	129,120	12,062,390
		18,129,800

Data Processing & Preparation – 1.0%
Fiserv, Inc. *	154,400	5,905,800

Electric Utilities – 4.6%
Entergy Corp.	180,620	12,556,702
Exelon Corp.	243,320	10,766,910
NSTAR	54,730	3,080,204
		26,403,816

1

Electrical Equipment & Electronics – 0.2%
General Electric Co.	33,400	$1,206,742

Energy – 8.1%
BP PLC Sponsored ADR (United Kingdom)	229,846	13,703,419
Exxon Mobil Corp.	401,940	20,740,104
Occidental Petroleum Corp.	202,600	11,827,788
		46,271,311

Entertainment & Leisure – 1.7%
The Walt Disney Co.	347,340	9,944,344

Financial Services – 5.2%
American Express Co.	253,870	13,543,965
Morgan Stanley	296,050	16,566,958
		30,110,923

Foods – 4.3%
Heinz (H. J.) Co.	361,140	13,654,703
Kellogg Co.	251,790	11,239,906
		24,894,609

Forest Products & Paper – 3.0%
Weyerhaeuser Co.	274,410	17,123,184

Industrial - Diversified – 2.7%
Tyco International Limited	423,850	15,317,939

Insurance – 10.1%
AFLAC, Inc.	397,430	15,702,459
Allstate Corp.	183,700	9,265,828
American International Group, Inc.	260,260	17,252,635
Everest Re Group Limited	80,810	7,022,389
Radian Group, Inc.	180,850	8,669,949
		57,913,260

Pharmaceuticals – 5.1%
Merck & Co., Inc.	275,700	7,733,385
Pfizer, Inc.	601,970	14,543,595
Teva Pharmaceutical Sponsored ADR (Israel)	238,100	6,840,613
		29,117,593

Photography Equipment/Supplies – 2.7%
Eastman Kodak Co. †	468,130	15,490,422

Prepackaged Software – 1.2%
Microsoft Corp.	272,900	7,171,812

Restaurants – 2.6%
McDonald's Corp.	455,830	14,764,334

Telephone Utilities – 2.4%
Verizon Communications, Inc.	394,660	14,045,949

2

Tobacco – 1.8%
Altria Group, Inc.	162,100	$10,346,843

Transportation – 1.5%
United Parcel Service, Inc. Cl. B	115,300	8,610,604

TOTAL EQUITIES
(Cost $462,341,544)		573,534,203

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS – 4.9%
Cash Equivalents – 4.7%**
American AAdvantage Select Money Market Fund		$282,910	$282,910
Bank of America Bank Note
2.270%	03/03/2005	915,851	915,851
Bank of America Bank Note
2.270%	04/18/2005	493,151	493,151
Bank of America Bank Note
2.300%	06/09/2005	493,151	493,151
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	211,350	211,350
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	214,873	214,873
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	398,662	398,662
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	211,350	211,350
BGI Institutional Money Market Fund		3,016,673	3,016,673
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	352,250	352,250
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	631,804	631,804
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	979,256	979,256
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	1,409,002	1,409,002
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	493,151	493,151
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	352,250	352,250
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	281,800	281,800
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	258,985	258,985
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	211,350	211,350
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	1,162,427	1,162,427
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	281,800	281,800

3

Freddie Mac Discount Note
2.228%	02/01/2005	$192,907	$192,907
Freddie Mac Discount Note
2.277%	02/01/2005	1,230,224	1,230,224
Freddie Mac Discount Note
2.379%	03/08/2005	746,173	746,173
Freddie Mac Discount Note
2.400%	03/14/2005	563,601	563,601
Freddie Mac Discount Note
2.409%	03/14/2005	769,410	769,410
General Electric Capital Corp.
2.324%	02/11/2005	704,501	704,501
Goldman Sachs Financial Square Prime Obligations Money Market Fund		677,972	677,972
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	417,065	417,065
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	345,205	345,205
Merrill Lynch Premier Institutional Money Market Fund		654,117	654,117
Merrimac Cash Fund, Premium Class		634,051	634,051
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	1,409,002	1,409,002
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	563,601	563,601
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	704,501	704,501
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	422,701	422,701
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	352,251	352,251
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	70,450	70,450
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	697,456	697,456
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	812,994	812,994
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	704,501	704,501
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	1,687,984	1,687,984
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	176,125	176,125
			27,188,838

Repurchase Agreement – 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		1,007,295	1,007,295

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			28,196,133

4

TOTAL INVESTMENTS – 104.7%
(Cost $490,537,677) ***	$601,730,336

Other Assets/(Liabilities) – (4.7%)	(26,835,712)

NET ASSETS – 100.0%	$574,894,624

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(a)

Maturity value of $1,007,351.  Collateralized by U.S. Government Agency obligations with a rate of 6.125%, maturity date of 04/25/2016, and an aggregate market value, including accrued interest, of $1,057,659.

*	Non-income producing security.
**	Represents investments of security lending collateral. (Note 2).
***	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index
Value Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.3%
Advertising - 0.0%
Harte-Hanks, Inc.	100	$2,645
Lamar Advertising Co. *	100	4,298
Omnicom Group, Inc. †	100	8,489
		15,432

Aerospace & Defense — 2.9%
Boeing Co.	1,700	86,020
General Dynamics Corp.	3,000	309,750
Goodrich Corp.	1,500	51,450
Lockheed Martin Corp. †	3,200	184,992
Northrop Grumman Corp.	4,600	238,648
Raytheon Co.	5,800	216,920
United Defense Industries, Inc. *	2,300	110,239
United Technologies Corp.	3,300	332,244
		1,530,263

Apparel, Textiles & Shoes — 0.5%
American Eagle Outfitters, Inc. †	800	40,640
Jones Apparel Group, Inc.	1,200	40,356
Limited Brands †	3,400	80,580
Liz Claiborne, Inc.	900	37,746
Nordstrom, Inc.	300	14,475
VF Corp.	1,400	74,410
		288,207

Automotive & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc.	300	8,055
Autoliv, Inc.	800	37,720
AutoNation, Inc. *	1,500	28,560
BorgWarner, Inc.	300	16,107
Ford Motor Co.	27,700	364,809
Genuine Parts Co.	1,200	50,796
Paccar, Inc.	1,000	70,660
SPX Corp.	400	16,760
TRW Automotive Holdings Corp. *	100	1,990
		595,457

Banking, Savings & Loans — 19.8%
AmSouth Bancorporation †	4,300	107,242
Associated Banc-Corp	2,100	69,363
Astoria Financial Corp.	1,900	71,516
Bank of America Corp.	38,900	1,803,793
Bank of Hawaii Corp.	600	28,746
Bank of New York Co., Inc.	200	5,942
Banknorth Group, Inc.	900	32,274
BB&T Corp.	6,967	274,987
BOK Financial Corp. *	900	37,899
Capital One Financial Corp. †	1,100	86,108

1

Capitol Federal Financial	100	$3,599
Citigroup, Inc.	44,900	2,202,345
City National Corp.	300	20,937
The Colonial BancGroup, Inc.	1,600	32,288
Comerica, Inc.	2,800	162,008
Commerce Bancshares, Inc.	655	31,486
Compass Bancshares, Inc.	1,500	70,245
Cullen/Frost Bankers, Inc.	300	14,088
Fifth Third Bancorp †	500	23,235
First Horizon National Corp. †	1,000	42,570
FirstMerit Corp.	700	18,550
Freddie Mac	5,500	359,095
Fulton Financial Corp.	905	19,756
Golden West Financial Corp.	1,600	103,392
Hibernia Corp. Cl. A	1,900	50,008
Hudson United Bancorp	300	11,028
Independence Community Bank Corp.	700	27,510
International Bancshares Corp.	200	7,658
JP Morgan Chase & Co.	23,700	884,721
KeyCorp †	7,100	237,282
M&T Bank Corp.	600	61,416
Marshall and Ilsley Corp.	1,800	77,058
Mellon Financial Corp.	100	2,935
National City Corp.	10,427	370,680
North Fork Bancorporation, Inc.	1,748	50,168
Northern Trust Corp.	100	4,364
Peoples Bank Bridgeport	300	11,109
Popular, Inc. †	300	8,004
Providian Financial Corp. * †	4,300	71,724
Regions Financial Corp.	5,771	184,672
Sky Financial Group, Inc.	1,000	26,560
The South Financial Group, Inc.	600	18,324
Sovereign Bancorp, Inc.	2,800	63,672
SunTrust Banks, Inc.	4,100	295,282
Synovus Financial Corp.	300	8,139
TCF Financial Corp.	100	2,811
U.S. Bancorp	14,400	432,720
UnionBanCal Corp.	800	49,264
Valley National Bancorp	830	21,414
W Holding Co., Inc.	306	3,990
Wachovia Corp.	13,380	733,893
Washington Federal, Inc.	720	18,756
Washington Mutual, Inc.	10,800	435,780
Webster Financial Corp.	400	17,940
Wells Fargo & Co.	10,900	668,170
Westcorp	900	41,013
WFS Financial, Inc.	100	4,995
Whitney Holding Corp.	400	18,232
Wilmington Trust Corp.	400	13,908
Zions Bancorp	700	47,474
		10,604,138

2

Beverages — 0.3%
Brown-Forman Corp. Cl. B	200	$9,646
The Coca-Cola Co. †	300	12,447
Coca-Cola Enterprises, Inc.	1,300	28,535
Constellation Brands, Inc. *	600	31,152
Coors (Adolph) Co. Cl. B * †	400	29,840
The Pepsi Bottling Group, Inc.	200	5,470
PepsiAmericas, Inc.	600	12,750
PepsiCo, Inc.	100	5,370
		135,210

Broadcasting, Publishing & Printing — 2.4%
Belo Corp. Cl. A	200	4,678
Citadel Broadcasting Corp. *	200	2,802
Clear Channel Communications, Inc.	1,600	51,888
Comcast Corp. Cl. A *	11,300	363,747
Entercom Communications Corp. *	100	3,135
Gannett Co., Inc.	2,400	192,096
Gemstar-TV Guide International, Inc. *	1,000	5,520
Hearst-Argyle Television, Inc.	300	7,806
IAC/InterActiveCorp * †	1,500	36,345
Knight Ridder, Inc.	400	26,044
Lee Enterprises, Inc.	400	17,820
Liberty Media Corp. Cl. A	7,300	76,212
Liberty Media International, Inc. Cl. A * †	500	22,640
McClatchy Co. Cl. A	100	6,993
Media General, Inc. Cl. A	100	6,397
Time Warner, Inc. *	18,600	334,800
Tribune Co.	300	11,994
UnitedGlobalCom, Inc. Class A *	500	4,885
Viacom, Inc. Cl. B	2,500	93,350
		1,269,152

Building Materials & Construction — 0.4%
Florida Rock Industries, Inc.	200	12,490
Louisiana-Pacific Corp.	1,000	25,600
Martin Marietta Materials, Inc.	100	5,402
Masco Corp.	3,700	136,160
Vulcan Materials Co.	900	50,832
		230,484

Chemicals — 2.5%
Air Products & Chemicals, Inc.	200	11,782
Ashland, Inc.	600	36,828
Cabot Corp.	100	3,500
Dow Chemical Co.	7,800	387,660
Du Pont (E.I.) de Nemours & Co.	5,900	280,604
Eastman Chemical Co. †	1,000	54,150
International Flavors & Fragrances, Inc.	100	4,222
The Lubrizol Corp.	100	3,603
Lyondell Chemical Co.	1,700	50,014
Monsanto Co.	4,500	243,585
PPG Industries, Inc.	2,200	151,316
Rohm & Haas Co.	1,400	61,936
The Scotts Co. Cl. A *	200	13,592
The Valspar Corp.	400	19,600
		1,322,392

3

Commercial Services — 0.9%
The Brink’s Co.	800	$28,328
Cendant Corp.	7,500	176,625
Donnelley (R.R.) & Sons Co.	1,400	46,830
Equifax, Inc.	1,000	28,300
Manpower, Inc.	300	14,595
PerkinElmer, Inc.	3,900	89,661
Rent-A-Center, Inc. *	100	2,449
Republic Services, Inc.	1,100	36,267
Ryder System, Inc.	400	18,220
Service Corp. International *	3,200	22,080
Servicemaster Co.	1,100	14,179
Viad Corp.	200	5,554
Waste Management, Inc.	100	2,900
		485,988

Communications — 2.0%
American Tower Corp. Cl. A *	1,800	32,616
Citizens Communications Co.	2,800	37,772
Crown Castle International Corp. *	800	13,120
Harris Corp.	200	12,954
L-3 Communications Holdings, Inc.	400	28,564
Lucent Technologies, Inc. * †	36,500	118,990
Polycom, Inc. *	300	5,184
SBC Communications, Inc.	28,500	677,160
Scientific-Atlanta, Inc.	1,300	39,403
Sirius Satellite Radio, Inc. * †	11,800	78,116
Tellabs, Inc. *	1,700	12,104
		1,055,983

Computer Integrated Systems Design — 0.6%
Computer Sciences Corp. *	2,600	133,952
Sun Microsystems, Inc. *	38,200	166,552
Unisys Corp. *	2,400	18,840
		319,344

Computer Programming Services — 0.0%
VeriSign, Inc. *	500	12,920

Computer Related Services — 0.2%
Checkfree Corp. * †	800	31,200
Ingram Micro, Inc. Cl. A *	3,000	55,440
		86,640

Computers & Information — 1.8%
Apple Computer, Inc. *	2,300	176,870
Comverse Technology, Inc. *	700	15,645
EMC Corp. *	4,100	53,710
International Business Machines Corp.	6,200	579,204

4

Storage Technology Corp. * †	2,300	$72,427
Tech Data Corp. * †	1,400	58,842
Western Digital Corp. *	1,200	12,924
		969,622

Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	3,800	81,396
Hewlett-Packard Co.	25,900	507,381
Pitney Bowes, Inc.	700	31,318
Xerox Corp. *	10,600	168,328
		788,423

Containers — 0.2%
Ball Corp.	1,900	81,168
Bemis Co., Inc.	100	2,900
Owens-Illinois, Inc. *	1,300	29,536
Pactiv Corp. *	400	8,884
Sealed Air Corp. *	100	5,130
		127,618

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	100	5,254
The Gillette Co.	600	30,432
Kimberly-Clark Corp.	1,700	111,367
The Procter & Gamble Co.	1,900	101,137
		248,190

Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A * †	200	10,838
Automatic Data Processing, Inc.	600	26,088
Deluxe Corp.	1,600	61,232
NCR Corp. *	2,200	75,196
		173,354

Electric Utilities — 5.6%
Allegheny Energy, Inc. * †	800	15,472
Allete, Inc.	466	19,278
Alliant Energy Corp.	1,100	30,250
Ameren Corp. †	1,400	70,168
American Electric Power Co.	2,000	70,500
CenterPoint Energy, Inc.	1,200	13,500
Cinergy Corp.	1,300	52,377
Consolidated Edison, Inc. †	2,700	118,449
Constellation Energy Group, Inc.	800	40,000
Dominion Resources, Inc. †	1,400	97,132
DPL, Inc.	1,300	33,787
DTE Energy Co.	1,200	52,572
Duke Energy Corp.	14,800	396,492
Edison International	5,000	162,350
Energy East Corp.	1,000	26,200
Entergy Corp.	1,600	111,232
Exelon Corp. †	4,800	212,400
FirstEnergy Corp.	3,700	147,112

5

FPL Group, Inc. †	1,300	$99,632
Great Plains Energy, Inc.	517	15,670
Hawaiian Electric Industries, Inc.	900	26,199
MDU Resources Group, Inc.	950	25,403
NiSource, Inc.	1,900	43,510
Northeast Utilities	100	1,870
NRG Energy, Inc. *	600	21,000
NSTAR	300	16,884
OGE Energy Corp.	600	15,690
Pepco Holdings, Inc.	1,300	28,405
PG&E Corp. *	1,900	66,500
Pinnacle West Capital Corp.	600	25,020
PPL Corp.	2,100	113,400
Progress Energy, Inc.	2,700	119,475
Public Service Enterprise Group, Inc.	2,600	137,150
Puget Energy, Inc.	700	16,814
SCANA Corp.	800	31,240
Southern Co.	5,400	182,358
Teco Energy, Inc. †	4,600	73,646
TXU Corp.	3,200	221,440
Westar Energy, Inc.	600	13,980
Wisconsin Energy Corp.	800	27,344
WPS Resources Corp.	200	10,220
		3,002,121

Electrical Equipment — 0.0%
Ametek, Inc.	200	7,640

Electrical Equipment & Electronics — 5.6%
Advanced Micro Devices, Inc. *	800	12,640
Emerson Electric Co.	2,900	194,996
Energizer Holdings, Inc. * †	300	16,983
General Electric Co.	72,500	2,619,425
Hubbell, Inc. Cl. B †	500	24,760
Rockwell Automation, Inc.	1,500	84,975
Teleflex, Inc. †	700	35,525
		2,989,304

Energy — 14.0%
Amerada Hess Corp. †	1,100	95,315
Anadarko Petroleum Corp. †	2,000	132,420
Apache Corp.	2,500	136,050
Burlington Resources, Inc.	5,500	240,405
Chesapeake Energy Corp.	2,100	36,897
ChevronTexaco Corp.	16,800	913,920
ConocoPhillips	8,100	751,599
Devon Energy Corp. †	7,700	313,159
Diamond Offshore Drilling, Inc.	300	13,131
Dynegy, Inc. Cl. A * †	7,000	31,150
El Paso Corp.	6,900	75,003
EOG Resources, Inc.	900	66,825
Equitable Resources, Inc.	1,000	57,040
Exxon Mobil Corp.	52,100	2,688,360

6

Kerr-McGee Corp.	2,000	$123,500
KeySpan Corp.	1,100	43,417
Kinder Morgan, Inc.	800	60,032
Marathon Oil Corp.	2,700	104,571
Murphy Oil Corp.	100	8,928
National Fuel Gas Co.	3,000	84,600
National-Oilwell, Inc. * †	300	11,064
Newfield Exploration Co. *	300	18,360
Noble Energy, Inc.	400	23,668
Occidental Petroleum Corp.	6,900	402,822
Oneok, Inc.	2,500	69,250
Peabody Energy Corp.	500	42,375
Pioneer Natural Resources Co. †	1,300	49,907
Pogo Producing Co.	200	8,506
Premcor, Inc.	1,900	91,200
Pride International, Inc. *	600	14,034
Questar Corp.	600	30,480
Rowan Companies, Inc. *	200	5,632
Sempra Energy †	2,200	81,884
Sunoco, Inc.	800	69,992
UGI Corp.	2,000	83,340
Unocal Corp.	2,000	95,140
Valero Energy Corp.	3,700	192,511
Varco International, Inc. *	900	27,549
Vectren Corp.	500	13,805
Western Gas Resources, Inc.	400	12,180
The Williams Companies, Inc.	5,900	99,179
Xcel Energy, Inc.	4,300	78,217
		7,497,417

Entertainment & Leisure — 1.0%
Brunswick Corp.	200	9,224
Caesars Entertainment, Inc. * †	2,900	56,057
Harrah’s Entertainment, Inc.	1,300	82,212
Metro-Goldwyn-Mayer, Inc. †	300	3,576
The Walt Disney Co.	13,800	395,094
		546,163

Financial Services — 6.5%
AG Edwards, Inc.	900	38,394
Allied Capital Corp. †	1,100	28,171
AMB Property Corp.	600	22,338
AmeriCredit Corp. *	1,300	31,915
Annaly Mortgage Management, Inc. REIT †	5,500	107,800
Apartment Investment & Management Co. Cl. A †	900	32,310
Archstone-Smith Trust	2,100	72,030
Arden Realty, Inc.	600	20,232
AvalonBay Communities, Inc. †	700	46,844
Bear Stearns Companies, Inc.	1,500	151,590
Boston Properties, Inc. REIT †	800	46,224
BRE Properties, Inc. Cl. A	200	7,354
Camden Property Trust †	100	4,531
CBL & Associates Properties, Inc. REIT	100	6,878

7

CIT Group, Inc. †	1,800	$72,666
Developers Diversified Realty Corporation REIT	100	3,975
Duke Realty Corporation REIT	200	6,220
Federal Realty Investment Trust REIT	100	4,718
Franklin Resources, Inc.	1,200	81,432
Friedman Billings Ramsey Group, Inc. Cl. A	600	11,808
General Growth Properties, Inc. REIT †	1,200	38,124
The Goldman Sachs Group, Inc.	3,200	345,120
Health Care Property Investors, Inc. †	200	5,192
Health Care REIT, Inc. †	100	3,350
Hospitalities Properties Trust	700	29,855
HRPT Properties Trust	3,200	38,112
Huntington Bancshares, Inc. †	1,900	43,643
IndyMac Bancorp, Inc.	300	11,088
iStar Financial, Inc.	1,100	46,035
Janus Capital Group, Inc.	2,000	29,660
Jefferies Group, Inc.	300	11,700
Kimco Realty Corp.	1,000	52,980
Lehman Brothers Holdings, Inc.	3,100	282,689
Liberty Property Trust REIT	100	3,905
The Macerich Co. REIT	600	34,326
Mack-Cali Realty Corp.	900	37,782
MBNA Corp.	2,600	69,108
Mercantile Bankshares Corp.	600	30,378
Merrill Lynch & Co., Inc.	7,800	468,546
Morgan Stanley	7,800	436,488
New Plan Excel Realty Trust	1,000	25,270
Pan Pacific Retail Properties, Inc. REIT	200	11,578
PNC Financial Services Group, Inc.	2,300	123,901
ProLogis Trust REIT	1,200	45,768
Public Storage, Inc.	100	5,251
Raymond James Financial, Inc.	500	15,585
Reckson Associates Realty Corp.	700	21,476
Shurgard Storage Centers, Inc. Cl. A REIT	100	4,090
Simon Property Group, Inc. REIT †	1,700	100,810
SL Green Realty Corp.	400	21,292
Standard and Poor’s Depository Receipts Trust Series 1 †	1,600	189,008
Thornburg Mortgage, Inc. REIT †	900	25,065
Trizec Properties, Inc. REIT	900	15,939
United Dominion Realty Trust, Inc. †	200	4,444
Ventas, Inc.	300	7,680
Vornado Realty Trust REIT	900	62,226
		3,494,894

Foods — 1.9%
Archer-Daniels-Midland Co.	7,800	188,760
Campbell Soup Co.	900	26,388
ConAgra Foods, Inc.	4,500	132,750
Dean Foods Co. *	200	7,046
Del Monte Foods Co. *	1,500	16,920
General Mills, Inc.	2,400	127,176
Heinz (H. J.) Co.	200	7,562

8

Hershey Foods Corp.	300	$17,547
Hormel Foods Corp.	600	18,900
The J.M. Smucker Co.	100	4,665
Kellogg Co.	800	35,712
Kraft Foods, Inc. Cl. A †	1,400	47,572
The Kroger Co. *	300	5,130
Pilgrim’s Pride Corp. †	3,300	115,368
Safeway, Inc. *	3,800	71,630
Sara Lee Corp.	3,400	79,832
Smithfield Foods, Inc. * †	700	21,189
SuperValu, Inc.	2,300	72,703
Tyson Foods, Inc. Cl. A	1,800	30,906
		1,027,756

Forest Products & Paper — 0.8%
Georgia-Pacific Corp.	3,300	105,930
MeadWestvaco Corp.	2,600	75,114
Plum Creek Timber Co., Inc.	3,800	135,736
Rayonier, Inc. REIT	400	17,800
Sonoco Products Co.	900	23,364
Weyerhaeuser Co.	1,500	93,600
		451,544

Healthcare — 0.6%
Caremark Rx, Inc. *	1,700	66,470
HCA, Inc.	1,600	71,232
Health Net, Inc. *	700	20,363
Humana, Inc. *	1,300	44,551
Laboratory Corp. of America Holdings *	1,000	47,850
Pacificare Health Systems *	1,200	73,836
		324,302

Home Construction, Furnishings & Appliances — 0.4%
Centex Corp. †	500	30,655
D.R. Horton, Inc.	900	35,802
Hillenbrand Industries, Inc.	200	10,866
KB Home	300	32,595
Leggett & Platt, Inc.	100	2,850
Lennar Corp.	700	39,529
MDC Holdings, Inc.	130	9,464
Mohawk Industries, Inc. *	200	17,702
The Ryland Group, Inc.	400	25,948
Steelcase, Inc.	500	6,810
Toll Brothers, Inc. * †	200	15,614
		227,835

Household Products — 0.4%
Black & Decker Corp.	100	8,240
The Clorox Co.	300	17,826
Corning, Inc. *	1,800	19,692
Fortune Brands, Inc.	100	8,398
Newell Rubbermaid, Inc. †	2,300	49,496

9

RPM, Inc.	800	$14,104
Sherwin-Williams Co.	900	38,880
Snap-On, Inc.	300	9,933
The Stanley Works	900	42,804
		209,373

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	900	55,089
Hughes Supply, Inc.	200	6,076
		61,165

Industrial - Diversified — 0.6%
Carlisle Companies, Inc.	200	12,614
Eaton Corp.	1,400	95,186
Harsco Corp.	200	10,918
Illinois Tool Works, Inc.	100	8,698
ITT Industries, Inc.	500	42,645
Textron, Inc.	2,000	143,960
		314,021

Insurance — 5.8%
Aetna, Inc.	900	114,345
AFLAC, Inc.	100	3,951
Alleghany Corp. *	100	26,646
Allmerica Financial Corp. *	400	13,060
Allstate Corp.	4,100	206,804
Ambac Financial Group, Inc.	1,000	76,880
American Financial Group, Inc.	300	9,237
American International Group, Inc.	2,500	165,725
Assurant, Inc.	100	3,253
Berkley (W.R.) Corp.	400	19,080
Chubb Corp.	3,300	245,784
Cigna Corp.	2,100	168,525
Cincinnati Financial Corp.	1,240	54,709
Erie Indemnity Co. Cl. A	100	5,327
Fidelity National Financial, Inc.	1,300	56,966
First American Corp. †	600	22,188
Fremont General Corp. †	200	4,898
Genworth Financial, Inc. Cl. A	1,200	31,836
The Hartford Financial Services Group, Inc.	2,500	168,225
Jefferson-Pilot Corp.	1,200	59,880
Leucadia National Corp.	100	3,621
Lincoln National Corp.	2,100	96,894
Loews Corp.	2,600	176,800
MBIA, Inc.	1,150	68,701
Mercury General Corp.	200	11,380
Metlife, Inc.	5,100	202,725
MGIC Investment Corp.	1,200	76,680
Nationwide Financial Services, Inc. Cl. A	2,200	81,290
Odyssey Re Holdings Corp. †	100	2,470
Old Republic International Corp.	1,300	30,160
The PMI Group, Inc.	800	31,816
Principal Financial Group, Inc.	2,800	113,624

10

Progressive Corp.	200	$16,730
Protective Life Corp.	1,900	78,204
Prudential Financial, Inc.	3,900	210,249
Radian Group, Inc.	500	23,970
Reinsurance Group of America, Inc.	200	9,404
Safeco Corp.	1,000	46,300
St. Paul Travelers Companies	3,427	128,650
StanCorp Financial Group, Inc.	300	25,500
Torchmark Corp.	900	49,140
Unitrin, Inc.	200	8,566
UnumProvident Corp.	3,600	61,812
WellChoice, Inc. *	100	5,323
WellPoint, Inc. *	712	86,508
		3,103,836

Lodging — 0.4%
Hilton Hotels Corp.	4,600	102,350
Marriott International, Inc. Cl. A	200	12,636
MGM Mirage *	100	7,181
Starwood Hotels & Resorts Worldwide, Inc.	1,800	104,202
		226,369

Machinery & Components — 0.5%
Cooper Cameron Corp. *	400	22,564
Cummins, Inc.	800	62,136
Dover Corp.	500	19,150
Pall Corp.	600	16,158
Parker-Hannifin Corp.	1,900	123,804
Timken Co.	100	2,576
		246,388

Manufacturing — 0.1%
Pentair, Inc.	800	35,456

Medical Supplies — 0.3%
Applied Biosystems Group-Applera Corp.	1,800	36,090
Bausch & Lomb, Inc. †	200	14,578
Mettler-Toledo International, Inc. *	100	5,016
Tektronix, Inc.	100	2,882
Thermo Electron Corp. *	2,900	86,826
		145,392

Metals & Mining — 0.6%
Crane Co.	700	19,950
International Steel Group, Inc. *	100	4,025
Newmont Mining Corp. †	100	4,159
Nucor Corp.	1,100	61,776
Phelps Dodge Corp. †	1,500	144,450
Precision Castparts Corp.	200	14,060
Southern Peru Copper Corp. †	100	4,709
United States Steel Corp. †	1,500	77,700
		330,829

11

Oil & Gas — 0.0%
AGL Resources, Inc.	500	$17,325

Pharmaceuticals — 1.7%
AmerisourceBergen Corp. †	500	29,140
Bristol-Myers Squibb Co.	12,300	288,312
Hospira, Inc. *	1,400	40,446
Invitrogen Corp. * †	300	20,613
King Pharmaceuticals, Inc. *	2,100	22,071
McKesson Corp. †	1,100	37,939
Medco Health Solutions, Inc. *	1,300	55,341
Merck & Co., Inc.	11,100	311,355
Millennium Pharmaceuticals, Inc. *	100	921
Sigma-Aldrich Corp.	400	25,140
Wyeth	2,000	79,260
		910,538

Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. †	2,600	86,034

Prepackaged Software — 1.0%
Activision, Inc. *	100	2,260
BMC Software, Inc. *	1,700	28,611
Fair Isaac Corp.	100	3,455
McAfee, Inc. *	200	5,170
Microsoft Corp.	14,000	367,920
Oracle Corp. *	5,300	72,981
Siebel Systems, Inc. *	600	5,226
SunGard Data Systems, Inc. *	200	5,378
Sybase, Inc. *	800	15,576
Tibco Software, Inc. *	300	3,297
		509,874

Real Estate — 0.2%
Equity Office Properties Trust	2,700	75,546
Equity Residential	500	15,770
Host Marriott Corp. †	100	1,600
		92,916

Restaurants — 1.2%
Darden Restaurants, Inc.	1,200	35,472
McDonald’s Corp.	18,700	605,693
Wendy’s International, Inc.	100	3,922
		645,087

Retail — 1.7%
Barnes & Noble, Inc. *	2,000	65,400
BJ’s Wholesale Club, Inc. * †	1,100	31,471
Borders Group, Inc.	600	15,750
Circuit City Stores, Inc.	4,300	61,576
Costco Wholesale Corp.	3,700	174,899
Dillards, Inc. Cl. A	2,800	73,472
Federated Department Stores, Inc.	1,500	85,200

12

The Home Depot, Inc.	1,500	$61,890
J.C. Penney Co., Inc.	2,200	93,984
Kmart Holding Corp. * †	700	65,926
The May Department Stores Co.	1,500	50,850
Neiman Marcus Group, Inc. Cl. A	100	6,690
Office Depot, Inc. *	2,600	44,954
Rite Aid Corp. *	300	1,062
Sears, Roebuck and Co. †	1,800	90,450
		923,574

Retail - Grocery — 0.2%
Albertson’s, Inc. †	4,700	107,536

Telephone Utilities — 3.6%
Alltel Corp.	3,900	214,656
AT&T Corp.	12,500	239,875
BellSouth Corp.	7,300	191,552
CenturyTel, Inc.	1,200	39,120
Sprint Corp. (FON Group)	13,600	324,088
Telephone & Data Systems, Inc.	100	8,232
Verizon Communications, Inc.	23,700	843,483
West Corp. *	1,400	46,746
		1,907,752

Tobacco — 2.4%
Altria Group, Inc.	14,400	919,152
Loews Corp. — Carolina Group	3,500	109,865
Reynolds American, Inc. †	1,900	152,798
UST, Inc.	2,100	106,386
		1,288,201

Toys, Games — 0.0%
Hasbro, Inc.	1,000	19,600

Transportation — 1.0%
Burlington Northern Santa Fe Corp.	3,200	154,176
CNF, Inc.	100	4,691
CSX Corp.	100	3,997
FedEx Corp.	900	86,085
Norfolk Southern Corp.	3,400	118,728
Union Pacific Corp.	2,200	131,120
Yellow Roadway Corp. * †	700	39,634
		538,431

Travel — 0.0%
Sabre Holdings Corp.	1,200	25,320

TOTAL EQUITIES
(Cost $46,436,652)		51,572,810

13

	Number of Shares	Market Value
MUTUAL FUND — 3.2%
Financial Services
iShares Russell 1000 Value Index Fund †	25,900	$1,688,939

TOTAL MUTUAL FUND
(Cost $1,676,753)		1,688,939

TOTAL LONG TERM INVESTMENTS
(Cost $48,113,405)		53,261,749

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 11.5% **
American AAdvantage Select Money Market Fund		$63,946	63,946
Bank of America Bank Note
2.270%	03/03/2005	207,008	207,008
Bank of America Bank Note
2.270%	04/18/2005	111,467	111,467
Bank of America Bank Note
2.300%	06/09/2005	111,467	111,467
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	47,771	47,771
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	48,567	48,567
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	90,109	90,109
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	47,771	47,771
BGI Institutional Money Market Fund		681,853	681,853
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	79,618	79,618
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	142,805	142,805
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	221,340	221,340
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	318,474	318,474
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	111,467	111,467
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	79,618	79,618
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	63,695	63,695
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	58,538	58,538
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	47,771	47,771
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	262,741	262,741

14

Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	$63,695	$63,695
Freddie Mac Discount Note
2.228%	02/01/2005	43,603	43,603
Freddie Mac Discount Note
2.277%	02/01/2005	278,065	278,065
Freddie Mac Discount Note
2.379%	03/08/2005	168,656	168,656
Freddie Mac Discount Note
2.400%	03/14/2005	127,390	127,390
Freddie Mac Discount Note
2.409%	03/14/2005	173,908	173,908
General Electric Capital Corp.
2.324%	02/11/2005	159,237	159,237
Goldman Sachs Financial Square Prime Obligations Money Market Fund		153,241	153,241
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	94,268	94,268
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	78,027	78,027
Merrill Lynch Premier Institutional Money Market Fund		147,849	147,849
Merrimac Cash Fund, Premium Class		143,313	143,313
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	318,474	318,474
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	127,390	127,390
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	159,237	159,237
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	95,542	95,542
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	79,618	79,618
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	15,924	15,924
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	157,645	157,645
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	183,760	183,760
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	159,237	159,237
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	381,532	381,532
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	39,809	39,809
			6,145,446

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		235,088	235,088

15

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)	$6,380,534

TOTAL INVESTMENTS — 111.4%
(Cost $54,493,939) ***	$59,642,283

Other Assets/(Liabilities) — (11.4%)	(6,080,728)

NET ASSETS — 100.0%	$53,561,555

Notes to Portfolio of Investments

REIT — Real Estate Investment Trust

(a)                                  Maturity value of $235,101. Collateralized by U.S. Government Agency obligation with a rate of 3.50%, maturity date of 09/25/2015, and an aggregate market value, including accrued interest, of $246,842.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Premier Enhanced Index
Value II Fund — Portfolio of
Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.5%
Advertising — 0.0%
Harte-Hanks, Inc.	200	$5,290
Lamar Advertising Co. *	400	17,192
Omnicom Group, Inc. †	700	59,423
		81,905

Aerospace & Defense — 3.0%
Boeing Co.	6,500	328,900
General Dynamics Corp.	11,200	1,156,400
Goodrich Corp.	5,500	188,650
Lockheed Martin Corp.	11,600	670,596
Northrop Grumman Corp.	17,200	892,336
Raytheon Co.	21,800	815,320
United Defense Industries, Inc. *	8,700	416,991
United Technologies Corp.	12,300	1,238,364
		5,707,557

Apparel, Textiles & Shoes — 0.6%
American Eagle Outfitters, Inc. †	3,200	162,560
Jones Apparel Group, Inc.	4,100	137,883
Limited Brands †	12,600	298,620
Liz Claiborne, Inc.	3,400	142,596
Nordstrom, Inc.	1,200	57,900
VF Corp.	5,400	287,010
		1,086,569

Automotive & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc.	1,300	34,905
Autoliv, Inc.	2,900	136,735
AutoNation, Inc. *	5,600	106,624
BorgWarner, Inc.	800	42,952
Ford Motor Co.	100,900	1,328,853
Genuine Parts Co.	4,600	194,718
Paccar, Inc.	3,400	240,244
SPX Corp.	1,400	58,660
TRW Automotive Holdings Corp. *	700	13,930
		2,157,621

Banking, Savings & Loans — 20.2%
AmSouth Bancorporation †	16,100	401,534
Associated Banc-Corp	7,900	260,937
Astoria Financial Corp.	7,200	271,008
Bank of America Corp.	125,600	5,824,072
Bank of Hawaii Corp.	1,700	81,447
Bank of New York Co., Inc.	800	23,768
Banknorth Group, Inc.	3,300	118,338
BB&T Corp.	26,272	1,036,956
BOK Financial Corp. *	3,400	143,174
Capital One Financial Corp. †	4,100	320,948
Citigroup, Inc.	159,800	7,838,190

1

City National Corp.	1,200	$83,748
The Colonial BancGroup, Inc.	6,100	123,098
Comerica, Inc.	10,800	624,888
Commerce Bancshares, Inc.	2,500	120,175
Compass Bancshares, Inc.	5,600	262,248
Cullen/Frost Bankers, Inc.	900	42,264
Fifth Third Bancorp †	1,200	55,764
First Horizon National Corp. †	3,600	153,252
FirstMerit Corp.	2,600	68,900
Freddie Mac †	20,500	1,338,445
Fulton Financial Corp.	2,320	50,646
Golden West Financial Corp.	5,000	323,100
Hibernia Corp. Cl. A	7,100	186,872
Hudson United Bancorp	1,200	44,112
Independence Community Bank Corp.	2,600	102,180
International Bancshares Corp.	1,000	38,290
JP Morgan Chase & Co.	86,048	3,212,172
KeyCorp †	26,800	895,656
M&T Bank Corp.	2,200	225,192
Marshall and Ilsley Corp.	6,800	291,108
Mellon Financial Corp.	300	8,805
National City Corp.	38,462	1,367,324
North Fork Bancorporation, Inc.	6,350	182,245
Northern Trust Corp.	100	4,364
Peoples Bank Bridgeport	1,300	48,139
Popular, Inc.	1,100	29,348
Providian Financial Corp. * †	16,300	271,884
Regions Financial Corp.	21,567	690,144
Sky Financial Group, Inc.	2,600	69,056
The South Financial Group, Inc.	2,200	67,188
Sovereign Bancorp, Inc.	10,200	231,948
Student Loan Corp.	100	18,066
SunTrust Banks, Inc.	15,599	1,123,440
Synovus Financial Corp.	100	2,713
TCF Financial Corp.	500	14,055
U.S. Bancorp	53,200	1,598,660
UnionBanCal Corp.	2,600	160,108
Valley National Bancorp	2,610	67,338
W Holding Co., Inc.	918	11,971
Wachovia Corp.	49,433	2,711,400
Washington Federal, Inc.	2,304	60,019
Washington Mutual, Inc.	39,800	1,605,930
Webster Financial Corp.	1,500	67,275
Wells Fargo & Co.	40,300	2,470,390
Westcorp	3,600	164,052
WFS Financial, Inc.	200	9,990
Whitney Holding Corp.	800	36,464
Wilmington Trust Corp.	1,300	45,201
Zions Bancorp	2,600	176,332
		37,876,331

2

Beverages — 0.3%
Anheuser-Busch Companies, Inc.	200	$9,836
Brown-Forman Corp. Cl. B	500	24,115
The Coca-Cola Co. †	1,300	53,937
Coca-Cola Enterprises, Inc.	4,700	103,165
Constellation Brands, Inc. *	1,800	93,456
Coors (Adolph) Co. Cl. B * †	1,700	126,820
The Pepsi Bottling Group, Inc.	500	13,675
PepsiAmericas, Inc.	2,300	48,875
PepsiCo, Inc.	300	16,110
		489,989

Broadcasting, Publishing & Printing — 2.5%
Belo Corp. Cl. A	1,500	35,085
Clear Channel Communications, Inc.	5,900	191,337
Comcast Corp. Cl. A *	40,800	1,313,352
Gannett Co., Inc.	9,100	728,364
Gemstar-TV Guide International, Inc. *	3,300	18,216
Hearst-Argyle Television, Inc.	1,200	31,224
IAC/InterActiveCorp * †	5,500	133,265
Knight Ridder, Inc.	1,500	97,665
Lee Enterprises, Inc.	1,400	62,370
Liberty Media Corp. Cl. A	27,500	287,100
Liberty Media International, Inc. Cl. A * †	1,500	67,920
McClatchy Co. Cl. A	500	34,965
Media General, Inc. Cl. A	400	25,588
Time Warner, Inc. *	67,600	1,216,800
Tribune Co.	700	27,986
Viacom, Inc. Cl. B	9,100	339,794
		4,611,031

Building Materials & Construction — 0.5%
Florida Rock Industries, Inc.	750	46,837
Louisiana-Pacific Corp.	4,400	112,640
Martin Marietta Materials, Inc.	100	5,402
Masco Corp.	13,800	507,840
Vulcan Materials Co.	3,200	180,736
		853,455

Chemicals — 2.6%
Air Products & Chemicals, Inc.	600	35,346
Ashland, Inc.	2,100	128,898
Cabot Corp.	100	3,500
Dow Chemical Co.	28,800	1,431,360
Du Pont (E.I.) de Nemours & Co.	21,300	1,013,028
Eastman Chemical Co. †	3,800	205,770
International Flavors & Fragrances, Inc.	500	21,110
The Lubrizol Corp.	100	3,603
Lyondell Chemical Co.	6,500	191,230
Monsanto Co.	16,900	914,797
PPG Industries, Inc.	8,500	584,630
Rohm & Haas Co.	5,100	225,624
The Scotts Co. Cl. A *	600	40,776
The Valspar Corp.	1,600	78,400
		4,878,072

3

Commercial Services — 0.9%
The Brink’s Co.	3,100	$109,771
Cendant Corp.	28,100	661,755
Donnelley (R.R.) & Sons Co.	4,800	160,560
Equifax, Inc.	2,900	82,070
Laureate Education, Inc. *	200	8,872
Manpower, Inc.	1,400	68,110
PerkinElmer, Inc.	14,800	340,252
Rent-A-Center, Inc. *	600	14,694
Republic Services, Inc.	3,800	125,286
Ryder System, Inc.	1,100	50,105
Service Corp. International *	9,500	65,550
Servicemaster Co.	3,800	48,982
Viad Corp.	300	8,331
Waste Management, Inc.	200	5,800
		1,750,138

Communications — 1.8%
American Tower Corp. Cl. A *	6,700	121,404
Citizens Communications Co.	10,700	144,343
Crown Castle International Corp. *	2,900	47,560
Harris Corp.	700	45,339
L-3 Communications Holdings, Inc.	1,400	99,974
Polycom, Inc. *	1,100	19,008
SBC Communications, Inc.	104,500	2,482,920
Scientific-Atlanta, Inc.	4,400	133,364
Sirius Satellite Radio, Inc. * †	42,400	280,688
Tellabs, Inc. *	4,200	29,904
		3,404,504

Computer Integrated Systems Design — 0.6%
Computer Sciences Corp. *	9,700	499,744
Sun Microsystems, Inc. *	127,800	557,208
Unisys Corp. *	9,800	76,930
		1,133,882

Computer Programming Services — 0.0%
VeriSign, Inc. *	2,300	59,432

Computer Related Services — 0.2%
Checkfree Corp. *	3,100	120,900
Ingram Micro, Inc. Cl. A *	11,500	212,520
		333,420

Computers & Information — 1.9%
Apple Computer, Inc. *	8,900	684,410
Comverse Technology, Inc. *	2,700	60,345
EMC Corp. *	15,100	197,810
International Business Machines Corp.	23,200	2,167,344
Storage Technology Corp. * †	8,700	273,963
Tech Data Corp. *	5,300	222,759
Western Digital Corp. *	4,700	50,619
		3,657,250

4

Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	14,200	$304,164
Hewlett-Packard Co.	93,100	1,823,829
Pitney Bowes, Inc.	2,000	89,480
Xerox Corp. *	39,700	630,436
		2,847,909

Containers — 0.2%
Ball Corp.	7,300	311,856
Bemis Co., Inc.	100	2,900
Owens-Illinois, Inc. *	3,400	77,248
Pactiv Corp. *	1,700	37,757
Sealed Air Corp. *	400	20,520
		450,281

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	300	15,762
The Gillette Co.	2,400	121,728
Kimberly-Clark Corp.	6,100	399,611
The Procter & Gamble Co.	7,200	383,256
		920,357

Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A * †	1,100	59,609
Automatic Data Processing, Inc.	2,500	108,700
Deluxe Corp. †	6,200	237,274
NCR Corp. *	8,600	293,948
		699,531

Electric Utilities — 6.0%
Allegheny Energy, Inc. * †	3,200	61,888
Allete, Inc.	900	37,233
Alliant Energy Corp.	4,400	121,000
Ameren Corp. †	5,600	280,672
American Electric Power Co.	7,000	246,750
CenterPoint Energy, Inc.	4,500	50,625
Cinergy Corp.	4,900	197,421
Consolidated Edison, Inc. †	10,100	443,087
Constellation Energy Group, Inc.	2,900	145,000
Dominion Resources, Inc. †	5,100	353,838
DPL, Inc.	5,200	135,148
DTE Energy Co. †	4,700	205,907
Duke Energy Corp.	55,300	1,481,487
Edison International	19,000	616,930
Energy East Corp.	4,500	117,900
Entergy Corp.	6,300	437,976
Exelon Corp. †	18,100	800,925
FirstEnergy Corp.	13,800	548,688
FPL Group, Inc. †	5,100	390,864
Great Plains Energy, Inc.	2,200	66,682
Hawaiian Electric Industries, Inc.	3,600	104,796

5

MDU Resources Group, Inc.	3,200	$85,568
NiSource, Inc.	7,200	164,880
Northeast Utilities	200	3,740
NRG Energy, Inc. *	2,400	84,000
NSTAR	900	50,652
OGE Energy Corp.	2,600	67,990
Pepco Holdings, Inc.	5,400	117,990
PG&E Corp. *	7,000	245,000
Pinnacle West Capital Corp.	2,800	116,760
PPL Corp.	7,900	426,600
Progress Energy, Inc.	10,300	455,775
Public Service Enterprise Group, Inc.	9,500	501,125
Puget Energy, Inc.	1,800	43,236
SCANA Corp.	3,100	121,055
Southern Co.	20,200	682,154
Teco Energy, Inc. †	17,100	273,771
TXU Corp. †	12,100	837,320
Westar Energy, Inc.	2,600	60,580
Wisconsin Energy Corp.	3,600	123,048
WPS Resources Corp.	1,100	56,210
		11,362,271

Electrical Equipment — 0.0%
Ametek, Inc.	700	26,740

Electrical Equipment & Electronics — 5.8%
Advanced Micro Devices, Inc. *	3,100	48,980
Emerson Electric Co.	10,800	726,192
Energizer Holdings, Inc. *	1,400	79,254
General Electric Co.	264,000	9,538,320
Hubbell, Inc. Cl. B †	1,900	94,088
Rockwell Automation, Inc.	5,600	317,240
Teleflex, Inc. †	2,600	131,950
		10,936,024

Energy — 14.7%
Amerada Hess Corp. †	4,400	381,260
Anadarko Petroleum Corp. †	7,500	496,575
Apache Corp.	10,200	555,084
Burlington Resources, Inc.	20,800	909,168
Chesapeake Energy Corp.	8,100	142,317
ChevronTexaco Corp.	63,100	3,432,640
ConocoPhillips	30,400	2,820,816
Devon Energy Corp. †	28,700	1,167,229
Diamond Offshore Drilling, Inc.	1,100	48,147
Dynegy, Inc. Cl. A * †	26,300	117,035
El Paso Corp.	25,700	279,359
EOG Resources, Inc.	3,600	267,300
Equitable Resources, Inc.	4,000	228,160
Exxon Mobil Corp.	191,500	9,881,400
Kerr-McGee Corp.	7,600	469,300
KeySpan Corp.	4,400	173,668
Kinder Morgan, Inc.	3,400	255,136

6

Marathon Oil Corp.	10,700	$414,411
Murphy Oil Corp.	400	35,712
National Fuel Gas Co.	11,200	315,840
National-Oilwell, Inc. * †	800	29,504
Newfield Exploration Co. *	1,000	61,200
Noble Energy, Inc.	1,800	106,506
Occidental Petroleum Corp.	18,400	1,074,192
Oneok, Inc.	9,400	260,380
Peabody Energy Corp.	1,900	161,025
Pioneer Natural Resources Co. †	5,300	203,467
Premcor, Inc.	7,300	350,400
Pride International, Inc. *	2,600	60,814
Questar Corp.	2,700	137,160
Sempra Energy †	8,200	305,204
Sunoco, Inc.	3,000	262,470
UGI Corp.	7,700	320,859
Unocal Corp.	6,900	328,233
Valero Energy Corp.	13,800	718,014
Varco International, Inc. *	3,300	101,013
Vectren Corp.	2,300	63,503
Western Gas Resources, Inc.	700	21,315
The Williams Companies, Inc.	22,300	374,863
Xcel Energy, Inc.	16,400	298,316
		27,628,995

Entertainment & Leisure — 0.7%
Brunswick Corp.	800	36,896
Caesars Entertainment, Inc. * †	11,100	214,563
Harrah’s Entertainment, Inc.	4,800	303,552
Metro-Goldwyn-Mayer, Inc. †	1,200	14,304
The Walt Disney Co.	28,800	824,544
		1,393,859

Financial Services — 6.5%
AG Edwards, Inc.	3,400	145,044
Allied Capital Corp. †	4,000	102,440
AMB Property Corp.	2,000	74,460
AmeriCredit Corp. *	5,000	122,750
Annaly Mortgage Management, Inc. REIT †	20,600	403,760
Apartment Investment & Management Co. Cl. A	3,400	122,060
Archstone-Smith Trust	7,700	264,110
Arden Realty, Inc.	2,500	84,300
AvalonBay Communities, Inc. †	2,700	180,684
Bear Stearns Companies, Inc.	5,600	565,936
Boston Properties, Inc. REIT †	3,200	184,896
BRE Properties, Inc. Cl. A	200	7,354
Camden Property Trust †	100	4,531
CBL & Associates Properties, Inc. REIT	500	34,390
CIT Group, Inc. †	6,600	266,442
Developers Diversified Realty Corporation REIT	400	15,900
Duke Realty Corporation REIT	700	21,770
Federal Realty Investment Trust REIT	300	14,154
Franklin Resources, Inc.	4,400	298,584

7

Friedman Billings Ramsey Group, Inc. Cl. A	2,300	$45,264
General Growth Properties, Inc. REIT †	4,300	136,611
The Goldman Sachs Group, Inc.	11,700	1,261,845
Health Care Property Investors, Inc. †	700	18,172
Hospitalities Properties Trust	2,600	110,890
HRPT Properties Trust	11,900	141,729
Huntington Bancshares, Inc.	7,000	160,790
IndyMac Bancorp, Inc.	1,000	36,960
iStar Financial, Inc.	4,300	179,955
Janus Capital Group, Inc.	7,700	114,191
Jefferies Group, Inc.	1,500	58,500
Kimco Realty Corp.	3,800	201,324
Lehman Brothers Holdings, Inc.	11,700	1,066,923
Liberty Property Trust REIT	300	11,715
The Macerich Co. REIT	2,100	120,141
Mack-Cali Realty Corp.	3,400	142,732
MBNA Corp.	9,500	252,510
Mercantile Bankshares Corp.	2,200	111,386
Merrill Lynch & Co., Inc.	28,900	1,736,023
Morgan Stanley	27,300	1,527,708
New Plan Excel Realty Trust	3,900	98,553
Pan Pacific Retail Properties, Inc. REIT	200	11,578
PNC Financial Services Group, Inc.	8,600	463,282
ProLogis Trust REIT	4,400	167,816
Public Storage, Inc.	600	31,506
Raymond James Financial, Inc.	1,900	59,223
Reckson Associates Realty Corp.	2,600	79,768
Shurgard Storage Centers, Inc. Cl. A REIT	200	8,180
Simon Property Group, Inc. REIT †	6,500	385,450
SL Green Realty Corp.	1,400	74,522
Thornburg Mortgage, Inc. REIT †	3,000	83,550
Trizec Properties, Inc. REIT	3,500	61,985
United Dominion Realty Trust, Inc.	700	15,554
Ventas, Inc.	1,400	35,840
Vornado Realty Trust REIT	3,500	241,990
		12,167,731

Foods — 1.9%
Archer-Daniels-Midland Co.	29,200	706,640
Campbell Soup Co.	3,600	105,552
ConAgra Foods, Inc.	16,400	483,800
Dean Foods Co. *	200	7,046
Del Monte Foods Co. *	5,600	63,168
General Mills, Inc.	9,300	492,807
Heinz (H. J.) Co.	600	22,686
Hershey Foods Corp.	800	46,792
Hormel Foods Corp.	2,300	72,450
The J.M. Smucker Co.	300	13,995
Kellogg Co.	3,300	147,312
Kraft Foods, Inc. Cl. A †	5,400	183,492
Pilgrim’s Pride Corp. †	5,300	185,288
Safeway, Inc. *	14,200	267,670
Sara Lee Corp.	12,700	298,196

8

Smithfield Foods, Inc. * †	2,800	$84,756
SuperValu, Inc.	8,600	271,846
Tyson Foods, Inc. Cl. A	7,100	121,907
		3,575,403

Forest Products & Paper — 0.9%
Georgia-Pacific Corp.	12,300	394,830
MeadWestvaco Corp.	9,600	277,344
Plum Creek Timber Co., Inc.	14,400	514,368
Rayonier, Inc. REIT	1,150	51,175
Sonoco Products Co.	3,300	85,668
Weyerhaeuser Co.	5,300	330,720
		1,654,105

Healthcare — 0.6%
Caremark Rx, Inc. *	6,200	242,420
HCA, Inc.	5,700	253,764
Health Net, Inc. *	2,200	63,998
Humana, Inc. *	5,100	174,777
Laboratory Corp. of America Holdings *	3,800	181,830
Pacificare Health Systems *	4,600	283,038
		1,199,827

Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.	2,600	159,406
D.R. Horton, Inc.	3,300	131,274
Hillenbrand Industries, Inc.	100	5,433
KB Home	1,100	119,515
Leggett & Platt, Inc.	100	2,850
Lennar Corp.	2,700	152,469
MDC Holdings, Inc.	520	37,856
Mohawk Industries, Inc. *	800	70,808
The Ryland Group, Inc.	1,200	77,844
Steelcase, Inc.	1,600	21,792
Toll Brothers, Inc. * †	900	70,263
		849,510

Household Products — 0.4%
Black & Decker Corp.	400	32,960
The Clorox Co.	1,300	77,246
Corning, Inc. *	6,700	73,298
Fortune Brands, Inc.	300	25,194
Newell Rubbermaid, Inc. †	8,900	191,528
RPM, Inc.	2,200	38,786
Sherwin-Williams Co.	3,500	151,200
Snap-On, Inc.	1,200	39,732
The Stanley Works	3,700	175,972
		805,916

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	3,600	220,356
Hughes Supply, Inc.	700	21,266
		241,622

9

Industrial - Diversified — 0.6%
Eaton Corp.	4,800	$326,352
Harsco Corp.	900	49,131
Illinois Tool Works, Inc.	500	43,490
ITT Industries, Inc.	1,800	153,522
Textron, Inc.	7,500	539,850
		1,112,345

Insurance — 6.1%
Aetna, Inc.	3,300	419,265
AFLAC, Inc.	100	3,951
Alleghany Corp. *	200	53,292
Allmerica Financial Corp. *	1,500	48,975
Allstate Corp.	15,100	761,644
Ambac Financial Group, Inc.	3,900	299,832
American Financial Group, Inc.	700	21,553
American International Group, Inc.	8,800	583,352
American National Insurance Co.	300	31,698
Assurant, Inc.	100	3,253
Berkley (W.R.) Corp.	1,300	62,010
Chubb Corp.	12,300	916,104
Cigna Corp.	8,000	642,000
Cincinnati Financial Corp.	4,410	194,569
Erie Indemnity Co. Cl. A	800	42,616
Fidelity National Financial, Inc.	4,600	201,572
First American Corp. †	2,300	85,054
Fremont General Corp. †	600	14,694
Genworth Financial, Inc. Cl. A	3,900	103,467
The Hartford Financial Services Group, Inc.	9,100	612,339
Jefferson-Pilot Corp.	4,400	219,560
Leucadia National Corp.	150	5,431
Lincoln National Corp.	8,100	373,734
Loews Corp.	9,700	659,600
MBIA, Inc.	4,200	250,908
Mercury General Corp.	800	45,520
Metlife, Inc.	19,100	759,225
MGIC Investment Corp.	4,600	293,940
Nationwide Financial Services, Inc. Cl. A	8,500	314,075
Odyssey Re Holdings Corp. †	400	9,880
Old Republic International Corp.	3,550	82,360
The PMI Group, Inc.	2,700	107,379
Principal Financial Group, Inc.	10,400	422,032
Progressive Corp.	700	58,555
Protective Life Corp.	7,100	292,236
Prudential Financial, Inc.	14,300	770,913
Radian Group, Inc.	1,800	86,292
Reinsurance Group of America, Inc.	900	42,318
Safeco Corp.	4,100	189,830
St. Paul Travelers Companies	12,822	481,338
StanCorp Financial Group, Inc.	1,400	119,000
Torchmark Corp.	3,200	174,720

10

Unitrin, Inc.	900	$38,547
UnumProvident Corp.	13,700	235,229
WellChoice, Inc. *	500	26,615
WellPoint, Inc. *	2,755	334,733
		11,495,210

Lodging — 0.5%
Hilton Hotels Corp.	17,400	387,150
Marriott International, Inc. Cl. A	800	50,544
MGM Mirage *	100	7,181
Starwood Hotels & Resorts Worldwide, Inc.	7,000	405,230
		850,105

Machinery & Components — 0.5%
Cooper Cameron Corp. *	1,800	101,538
Cummins, Inc.	3,200	248,544
Dover Corp.	1,300	49,790
Pall Corp.	2,300	61,939
Parker-Hannifin Corp.	7,200	469,152
Roper Industries, Inc.	100	5,806
		936,769

Manufacturing — 0.1%
Pentair, Inc.	3,200	141,824

Medical Supplies — 0.3%
Applied Biosystems Group-Applera Corp.	6,500	130,325
Bausch & Lomb, Inc. †	700	51,023
Dade Behring Holdings, Inc. *	200	11,430
Mettler-Toledo International, Inc. *	500	25,080
Tektronix, Inc.	400	11,528
Thermo Electron Corp. *	10,900	326,346
		555,732

Metals & Mining — 0.7%
Crane Co.	1,700	48,450
Newmont Mining Corp.	500	20,795
Nucor Corp.	4,100	230,256
Phelps Dodge Corp. †	5,900	568,170
Precision Castparts Corp.	900	63,270
Southern Peru Copper Corp. †	300	14,127
United States Steel Corp. †	5,800	300,440
		1,245,508

Oil & Gas — 0.0%
AGL Resources, Inc.	2,000	69,300

Pharmaceuticals — 1.8%
AmerisourceBergen Corp. †	1,300	75,764
Bristol-Myers Squibb Co.	46,200	1,082,928
Hospira, Inc. *	5,100	147,339
Invitrogen Corp. *	900	61,839
King Pharmaceuticals, Inc. *	8,100	85,131

11

McKesson Corp. †	3,700	$127,613
Medco Health Solutions, Inc. *	5,000	212,850
Merck & Co., Inc.	41,400	1,161,270
Sigma-Aldrich Corp.	1,600	100,560
Wyeth	7,400	293,262
		3,348,556

Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. †	10,300	340,827

Prepackaged Software — 1.0%
BMC Software, Inc. *	6,800	114,444
Fair Isaac Corp.	300	10,365
McAfee, Inc. *	800	20,680
Microsoft Corp.	51,200	1,345,536
Oracle Corp. *	20,100	276,777
Siebel Systems, Inc. *	1,800	15,678
SunGard Data Systems, Inc. *	1,100	29,579
Sybase, Inc. *	2,800	54,516
		1,867,575

Real Estate — 0.2%
Equity Office Properties Trust	9,300	260,214
Equity Residential	2,500	78,850
Host Marriott Corp. †	400	6,400
		345,464

Restaurants — 1.3%
Darden Restaurants, Inc.	4,700	138,932
McDonald’s Corp.	68,900	2,231,671
Wendy’s International, Inc.	200	7,844
		2,378,447

Retail — 1.8%
Barnes & Noble, Inc. *	7,500	245,250
BJ’s Wholesale Club, Inc. * †	4,400	125,884
Borders Group, Inc.	2,400	63,000
Circuit City Stores, Inc.	16,100	230,552
Costco Wholesale Corp.	13,900	657,053
Dillards, Inc. Cl. A	10,600	278,144
Federated Department Stores, Inc.	5,800	329,440
The Home Depot, Inc.	5,800	239,308
J.C. Penney Co., Inc.	7,600	324,672
Kmart Holding Corp. * †	2,800	263,704
The May Department Stores Co.	5,500	186,450
Neiman Marcus Group, Inc. Cl. A	100	6,690
Office Depot, Inc. *	9,800	169,442
Sears, Roebuck and Co. †	6,800	341,700
		3,461,289

Retail - Grocery — 0.2%
Albertson’s, Inc. †	17,500	400,400

12

Telephone Utilities — 3.7%
Alltel Corp.	14,600	$803,584
AT&T Corp.	46,900	900,011
BellSouth Corp.	27,300	716,352
CenturyTel, Inc.	4,500	146,700
Sprint Corp. (FON Group)	49,800	1,186,734
Telephone & Data Systems, Inc.	100	8,232
Verizon Communications, Inc.	86,900	3,092,771
West Corp. *	5,500	183,645
		7,038,029

Tobacco — 2.4%
Altria Group, Inc.	52,400	3,344,692
Loews Corp. - Carolina Group	4,200	131,838
Reynolds American, Inc. †	7,200	579,024
UST, Inc.	8,300	420,478
		4,476,032

Toys, Games — 0.0%
Hasbro, Inc.	3,300	64,680

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	12,000	578,160
CNF, Inc.	600	28,146
CSX Corp.	200	7,994
FedEx Corp.	3,400	325,210
Norfolk Southern Corp.	12,600	439,992
Union Pacific Corp.	8,300	494,680
Yellow Roadway Corp. *	2,300	130,226
		2,004,408

Travel — 0.1%
Sabre Holdings Corp.	4,500	94,950

Water Companies — 0.0%
Aqua America, Inc.	300	7,209

TOTAL EQUITIES
(Cost $164,532,280)		187,075,896

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.1%
Cash Equivalents — 8.8% **
American AAdvantage Select Money Market Fund		$172,944	$172,944
Bank of America Bank Note
2.270%	03/03/2005	559,864	559,864
Bank of America Bank Note
2.270%	04/18/2005	301,465	301,465
Bank of America Bank Note
2.300%	06/09/2005	301,465	301,465

13

Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	$129,199	$129,199
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	131,353	131,353
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	243,704	243,704
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	129,199	129,199
BGI Institutional Money Market Fund		1,844,105	1,844,105
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	215,332	215,332
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	386,224	386,224
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	598,624	598,624
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	861,329	861,329
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	301,465	301,465
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	215,332	215,332
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	172,266	172,266
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	158,319	158,319
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	129,199	129,199
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	710,596	710,596
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	172,266	172,266
Freddie Mac Discount Note
2.228%	02/01/2005	117,925	117,925
Freddie Mac Discount Note
2.277%	02/01/2005	752,041	752,041
Freddie Mac Discount Note
2.379%	03/08/2005	456,139	456,139
Freddie Mac Discount Note
2.400%	03/14/2005	344,532	344,532
Freddie Mac Discount Note
2.409%	03/14/2005	470,343	470,343
General Electric Capital Corp.
2.324%	02/11/2005	430,664	430,664
Goldman Sachs Financial Square Prime Obligations Money Market Fund		414,447	414,447
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	254,953	254,953
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	211,026	211,026
Merrill Lynch Premier Institutional Money Market Fund
		399,865	399,865

14

Merrimac Cash Fund, Premium Class		$387,598	$387,598
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	861,329	861,329
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	344,532	344,532
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	430,664	430,664
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	258,399	258,399
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	215,332	215,332
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	43,066	43,066
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	426,358	426,358
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	496,987	496,987
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	430,664	430,664
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	1,031,871	1,031,871
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	107,666	107,666
			16,620,651

Repurchase Agreement — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		523,147	523,147

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			17,143,798

TOTAL INVESTMENTS — 108.6%
(Cost $181,676,078) ***			$204,219,694

Other Assets/(Liabilities) — (8.6%)			(16,234,057)

NET ASSETS — 100.0%			$187,985,637

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)                                  Maturity value of $523,176.  Collateralized by U.S. Government Agency obligations with a rate of 4.50%, maturity date of 01/20/2034, and an aggregate market value, including accrued interest, of $549,305.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index
Core Equity Fund — Portfolio of
Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.1%
Advertising — 0.1%
Monster Worldwide, Inc. *	100	$3,129
Omnicom Group, Inc. †	200	16,978
		20,107

Aerospace & Defense — 3.0%
Boeing Co.	5,500	278,300
General Dynamics Corp.	1,800	185,850
Goodrich Corp.	1,100	37,730
Honeywell International, Inc.	100	3,598
Lockheed Martin Corp. †	1,300	75,153
Northrop Grumman Corp.	2,300	119,324
Raytheon Co.	2,800	104,720
Rockwell Collins, Inc.	600	25,740
United Technologies Corp.	1,500	151,020
		981,435

Apparel, Textiles & Shoes — 1.1%
Coach, Inc. *	400	22,440
The Gap, Inc.	3,000	66,030
Jones Apparel Group, Inc.	400	13,452
Limited Brands †	1,400	33,180
Liz Claiborne, Inc.	300	12,582
Nike, Inc. Cl. B	900	77,967
Nordstrom, Inc.	500	24,125
VF Corp.	1,700	90,355
		340,131

Automotive & Parts — 0.9%
AutoNation, Inc. *	900	17,136
Ford Motor Co.	15,200	200,184
General Motors Corp. †	100	3,681
Genuine Parts Co.	600	25,398
The Goodyear Tire & Rubber Co. * †	500	7,720
Harley-Davidson, Inc.	500	30,055
Paccar, Inc.	25	1,766
		285,940

Banking, Savings & Loans — 12.2%
AmSouth Bancorporation†	2,000	49,880
Bank of America Corp.	11,200	519,344
Bank of New York Co., Inc.	1,400	41,594
BB&T Corp.	1,500	59,205
Capital One Financial Corp.	2,000	156,560
Citigroup, Inc.	16,200	794,610
Comerica, Inc.	1,400	81,004
Compass Bancshares, Inc.	300	14,049
Fannie Mae	2,700	174,366
Fifth Third Bancorp †	1,000	46,470
First Horizon National Corp. †	400	17,028

1

Freddie Mac	1,900	$124,051
Golden West Financial Corp.	800	51,696
JP Morgan Chase & Co.	11,000	410,630
KeyCorp	3,400	113,628
M&T Bank Corp.	300	30,708
Marshall and Ilsley Corp.	600	25,686
Mellon Financial Corp.	800	23,480
National City Corp.	5,600	199,080
North Fork Bancorporation, Inc.	850	24,395
Northern Trust Corp.	400	17,456
Providian Financial Corp. * †	5,400	90,072
Regions Financial Corp.	1,193	38,176
SLM Corp.	1,200	60,228
Sovereign Bancorp, Inc.	1,000	22,740
SunTrust Banks, Inc.	1,100	79,222
Synovus Financial Corp.	600	16,278
U.S. Bancorp	5,200	156,260
Wachovia Corp.	4,501	246,880
Washington Mutual, Inc.	2,450	98,858
Wells Fargo & Co.	2,300	140,990
Zions Bancorp	300	20,346
		3,944,970

Beverages — 1.3%
Brown-Forman Corp. Cl. B	400	19,292
The Coca-Cola Co. †	3,700	153,513
Coca-Cola Enterprises, Inc.	1,000	21,950
Coors (Adolph) Co. Cl. B * †	200	14,920
The Pepsi Bottling Group, Inc.	900	24,615
PepsiCo, Inc.	3,600	193,320
		427,610

Broadcasting, Publishing & Printing — 1.9%
Clear Channel Communications, Inc.	1,900	61,617
Comcast Corp. Cl. A *	1,900	61,161
Dow Jones & Co., Inc.	300	11,436
Gannett Co., Inc.	500	40,020
The McGraw-Hill Companies, Inc.	800	72,400
Meredith Corp.	900	43,227
Time Warner, Inc. *	15,700	282,600
Univision Communications, Inc. Cl. A *	100	2,731
Viacom, Inc. Cl. B	700	26,138
		601,330

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	400	10,240
Masco Corp.	1,300	47,840
Vulcan Materials Co.	300	16,944
		75,024

Chemicals — 1.5%
Dow Chemical Co.	2,900	144,130
Du Pont (E.I.) de Nemours & Co.	1,900	90,364

2

Eastman Chemical Co. †	200	$10,830
International Flavors & Fragrances, Inc.	300	12,666
Monsanto Co.	2,500	135,325
PPG Industries, Inc.	1,000	68,780
Rohm & Haas Co.	700	30,968
		493,063

Commercial Services — 1.9%
Apollo Group, Inc. Cl. A * †	600	46,914
Block (H&R), Inc. †	600	28,986
Cendant Corp.	3,600	84,780
Donnelley (R.R.) & Sons Co.	300	10,035
eBay, Inc. *	900	73,350
Equifax, Inc.	1,700	48,110
Moody’s Corp.	600	50,268
Paychex, Inc.	900	27,441
PerkinElmer, Inc.	6,900	158,631
Quest Diagnostics, Inc.	300	28,590
Robert Half International, Inc. †	300	9,102
Ryder System, Inc.	200	9,110
Waste Management, Inc.	1,400	40,600
		615,917

Communications — 1.6%
Avaya, Inc. * †	2,900	41,615
Citizens Communications Co.	900	12,141
L-3 Communications Holdings, Inc.	300	21,423
Lucent Technologies, Inc. * †	8,300	27,058
Network Appliance, Inc. * †	1,100	35,024
Nextel Communications, Inc. Cl. A *	200	5,738
Qualcomm, Inc.	3,200	119,168
SBC Communications, Inc.	10,400	247,104
Scientific-Atlanta, Inc.	300	9,093
Tellabs, Inc. *	1,300	9,256
		527,620

Communications Equipment — 0.8%
Motorola, Inc.	16,500	259,710

Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	1,800	52,866
Computer Sciences Corp. *	1,400	72,128
Parametric Technology Corp. *	700	3,990
Sun Microsystems, Inc. *	34,500	150,420
Unisys Corp. *	1,000	7,850
		287,254

Computer Programming Services — 0.0%
Mercury Interactive Corp. *	200	8,754

Computers & Information — 5.1%
Apple Computer, Inc. *	3,600	276,840
Cisco Systems, Inc. *	20,300	366,212

3

Comverse Technology, Inc. *	500	$11,175
Dell, Inc. *	7,600	317,376
EMC Corp. *	7,100	93,010
Gateway, Inc. *	8,700	41,151
International Business Machines Corp.	5,400	504,468
International Game Technology	100	3,130
Jabil Circuit, Inc. *	600	14,142
Lexmark International, Inc. *	400	33,340
Solectron Corp. *	100	497
Symbol Technologies, Inc.	100	1,830
		1,663,171

Computers & Office Equipment — 1.2%
Electronic Data Systems Corp.	1,400	29,988
Hewlett-Packard Co.	9,200	180,228
Pitney Bowes, Inc.	500	22,370
Xerox Corp. *	9,300	147,684
		380,270

Containers — 0.2%
Ball Corp.	700	29,904
Pactiv Corp. *	500	11,105
Sealed Air Corp. *	300	15,390
Temple-Inland, Inc.	200	12,720
		69,119

Cosmetics & Personal Care — 2.5%
Avon Products, Inc.	1,100	46,442
The Gillette Co.	3,500	177,520
Kimberly-Clark Corp.	1,700	111,367
The Procter & Gamble Co.	9,000	479,070
		814,399

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A * †	300	16,257
Automatic Data Processing, Inc.	1,500	65,220
First Data Corp.	2,100	85,554
NCR Corp. *	2,400	82,032
		249,063

Electric Utilities — 2.9%
Allegheny Energy, Inc. * †	300	5,802
Ameren Corp. †	500	25,060
American Electric Power Co.	900	31,725
CenterPoint Energy, Inc.	800	9,000
Cinergy Corp.	400	16,116
CMS Energy Corp. * †	500	5,265
Consolidated Edison, Inc. †	600	26,322
Constellation Energy Group, Inc.	500	25,000
Dominion Resources, Inc. †	500	34,690
DTE Energy Co.	500	21,905
Duke Energy Corp.	6,900	184,851
Edison International	1,600	51,952

4

Entergy Corp.	600	$41,712
Exelon Corp. †	1,700	75,225
FirstEnergy Corp.	1,000	39,760
FPL Group, Inc.	500	38,320
NiSource, Inc.	800	18,320
PG&E Corp. *	1,000	35,000
Pinnacle West Capital Corp.	200	8,340
PPL Corp.	1,000	54,000
Progress Energy, Inc.	1,200	53,100
Public Service Enterprise Group, Inc.	600	31,650
Southern Co.	1,900	64,163
Teco Energy, Inc. †	600	9,606
TXU Corp.	600	41,520
		948,404

Electrical Equipment & Electronics — 5.3%
Advanced Micro Devices, Inc. *	700	11,060
Altera Corp. *	200	3,840
American Power Conversion Corp.	100	2,127
Analog Devices, Inc.	100	3,589
Broadcom Corp. Cl. A *	100	3,183
Emerson Electric Co.	1,400	94,136
Freescale Semiconductor, Inc. Cl. B *	1,435	25,069
General Electric Co.	28,000	1,011,640
Intel Corp.	19,600	440,020
Kla-Tencor Corp. * †	100	4,625
Linear Technology Corp.	600	22,644
Maxim Integrated Products, Inc. †	200	7,802
Micron Technology, Inc. * †	200	2,082
National Semiconductor Corp.	100	1,693
Qlogic Corp. *	100	3,828
Rockwell Automation, Inc.	1,200	67,980
Texas Instruments, Inc.	700	16,247
Xilinx, Inc.	100	2,919
		1,724,484

Energy — 8.2%
Amerada Hess Corp. †	700	60,655
Anadarko Petroleum Corp. †	700	46,347
Apache Corp.	900	48,978
BJ Services Co.	100	4,805
Burlington Resources, Inc.	2,000	87,420
ChevronTexaco Corp.	5,600	304,640
ConocoPhillips	3,300	306,207
Devon Energy Corp. †	2,500	101,675
Dynegy, Inc. Cl. A * †	1,100	4,895
El Paso Corp.	2,700	29,349
EOG Resources, Inc.	300	22,275
Exxon Mobil Corp.	16,900	872,040
Halliburton Co.	3,700	152,181
Kerr-McGee Corp.	1,200	74,100
KeySpan Corp.	400	15,788
Kinder Morgan, Inc.	500	37,520

5

Marathon Oil Corp.	600	$23,238
Nabors Industries Limited *	600	30,240
Nicor, Inc. †	200	7,384
Noble Corp.	100	5,335
Occidental Petroleum Corp.	2,100	122,598
Peoples Energy Corp.	900	38,547
Sempra Energy †	1,700	63,274
Sunoco, Inc.	200	17,498
Transocean, Inc. *	700	30,800
Valero Energy Corp.	1,300	67,639
The Williams Companies, Inc.	2,100	35,301
Xcel Energy, Inc.	1,900	34,561
XTO Energy, Inc.	400	14,364
		2,659,654

Entertainment & Leisure — 1.0%
Harrah’s Entertainment, Inc.	700	44,268
News Corp., Inc. Cl. A †	8,900	151,300
The Walt Disney Co.	4,300	123,109
		318,677

Financial Services — 5.4%
American Express Co.	2,400	128,040
Apartment Investment & Management Co. Cl. A	200	7,180
Archstone-Smith Trust	1,200	41,160
Bear Stearns Companies, Inc.	900	90,954
CIT Group, Inc.	600	24,222
Countrywide Financial Corp.	1,098	40,626
E*Trade Financial Corp. *	700	9,625
Federated Investors, Inc. Cl. B	300	8,814
Franklin Resources, Inc.	700	47,502
The Goldman Sachs Group, Inc.	2,700	291,195
Huntington Bancshares, Inc.	700	16,079
Janus Capital Group, Inc.	700	10,381
Lehman Brothers Holdings, Inc.	2,400	218,856
MBNA Corp.	3,600	95,688
Merrill Lynch & Co., Inc.	2,600	156,182
Morgan Stanley	3,100	173,476
PNC Financial Services Group, Inc.	500	26,935
Price (T. Rowe) Group, Inc.	200	11,970
ProLogis Trust REIT	500	19,070
The Schwab (Charles) Corp.	200	2,248
Simon Property Group, Inc. REIT †	600	35,580
Standard and Poor’s Depository Receipts Trust Series 1 †	2,600	307,138
		1,762,921

Foods — 1.9%
Archer-Daniels-Midland Co.	2,000	48,400
Campbell Soup Co.	1,300	38,116
ConAgra Foods, Inc.	1,100	32,450
General Mills, Inc.	800	42,392
Hershey Foods Corp.	1,700	99,433

6

Kellogg Co.	1,400	$62,496
Safeway, Inc. *	1,500	28,275
Sara Lee Corp.	2,700	63,396
Starbucks Corp. *	1,300	70,200
SuperValu, Inc.	3,100	97,991
Wrigley (Wm.) Jr. Co.	500	35,195
		618,344

Forest Products & Paper — 0.7%
Georgia-Pacific Corp.	1,600	51,360
International Paper Co.	100	3,915
MeadWestvaco Corp.	1,300	37,557
Plum Creek Timber Co., Inc.	1,900	67,868
Weyerhaeuser Co.	800	49,920
		210,620

Healthcare — 1.1%
Caremark Rx, Inc. *	1,400	54,740
Express Scripts, Inc. *	200	14,838
HCA, Inc.	1,200	53,424
Humana, Inc. *	500	17,135
Laboratory Corp. of America Holdings *	700	33,495
Manor Care, Inc.	200	6,910
UnitedHealth Group, Inc.	1,900	168,910
		349,452

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	300	18,393
KB Home	100	10,865
Pulte Homes, Inc.	100	6,608
		35,866

Household Products — 0.9%
Black & Decker Corp.	500	41,200
The Clorox Co.	500	29,710
Corning, Inc. *	4,100	44,854
Fortune Brands, Inc.	400	33,592
Newell Rubbermaid, Inc. †	1,500	32,280
Sherwin-Williams Co.	500	21,600
Snap-On, Inc.	200	6,622
The Stanley Works	1,900	90,364
		300,222

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	600	36,726

Industrial - Diversified — 1.9%
3M Co.	300	25,308
Cooper Industries Limited Cl. A	1,200	83,400
Danaher Corp. †	1,000	54,880
Eaton Corp.	500	33,995
Illinois Tool Works, Inc.	824	71,672

7

ITT Industries, Inc.	200	$17,058
Textron, Inc.	1,300	93,574
Tyco International Limited	6,331	228,802
		608,689

Information Retrieval Services — 0.4%
Yahoo!, Inc. *	3,500	123,235

Insurance — 5.8%
ACE Ltd.	900	39,060
Aetna, Inc.	800	101,640
AFLAC, Inc.	900	35,559
Allstate Corp.	2,100	105,924
Ambac Financial Group, Inc.	600	46,128
American International Group, Inc.	5,500	364,595
Aon Corp.	100	2,274
Chubb Corp.	1,800	134,064
Cigna Corp.	1,100	88,275
Cincinnati Financial Corp.	520	22,942
The Hartford Financial Services Group, Inc.	900	60,561
Jefferson-Pilot Corp.	500	24,950
Lincoln National Corp.	1,600	73,824
Loews Corp.	1,700	115,600
MBIA, Inc.	400	23,896
Metlife, Inc.	4,700	186,825
MGIC Investment Corp.	600	38,340
Principal Financial Group, Inc.	900	36,522
Prudential Financial, Inc.	1,600	86,256
Safeco Corp.	400	18,520
St. Paul Travelers Companies	2,057	77,220
Torchmark Corp.	300	16,380
UnumProvident Corp.	1,900	32,623
WellPoint, Inc. *	900	109,350
XL Capital Limited Cl. A	400	29,912
		1,871,240

Lodging — 0.7%
Hilton Hotels Corp.	4,000	89,000
Marriott International, Inc. Cl. A	700	44,226
Starwood Hotels & Resorts Worldwide, Inc.	1,400	81,046
		214,272

Machinery & Components — 0.6%
Baker Hughes, Inc.	1,300	56,290
Cummins, Inc.	400	31,068
Deere & Co. †	100	6,943
Dover Corp.	600	22,980
Pall Corp.	400	10,772
Parker-Hannifin Corp.	1,100	71,676
		199,729

8

Manufacturing — 0.1%
American Standard Companies, Inc. *	400	$16,016
Applied Materials, Inc. *	600	9,540
		25,556

Medical Supplies — 0.9%
Agilent Technologies, Inc. *	100	2,211
Applied Biosystems Group-Applera Corp.	600	12,030
Bard (C.R.), Inc.	300	20,340
Bausch & Lomb, Inc. †	300	21,867
Becton, Dickinson & Co.	1,100	62,315
Fisher Scientific International *	300	18,945
Medtronic, Inc.	300	15,747
St. Jude Medical, Inc. *	1,400	54,992
Thermo Electron Corp. *	3,100	92,814
		301,261

Metals & Mining — 0.7%
Alcoa, Inc.	100	2,951
Nucor Corp.	1,000	56,160
Phelps Dodge Corp. †	900	86,670
United States Steel Corp. †	1,800	93,240
		239,021

Pharmaceuticals — 7.5%
Abbott Laboratories	1,400	63,028
AmerisourceBergen Corp. †	400	23,312
Amgen, Inc. * †	1,700	105,808
Biogen Idec, Inc. *	100	6,496
Bristol-Myers Squibb Co.	7,800	182,832
Cardinal Health, Inc.	1,500	84,480
Eli Lilly & Co.	600	32,544
Forest Laboratories, Inc. *	100	4,153
Genzyme Corp. *	100	5,821
Hospira, Inc. *	550	15,890
Johnson & Johnson	11,100	718,170
King Pharmaceuticals, Inc. *	900	9,459
McKesson Corp. †	1,000	34,490
Medco Health Solutions, Inc. *	500	21,285
Merck & Co., Inc.	11,400	319,770
Mylan Laboratories, Inc. †	100	1,663
Pfizer, Inc.	27,800	671,648
Sigma-Aldrich Corp.	200	12,570
Wyeth	3,200	126,816
		2,440,235

Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. †	1,600	52,944

Prepackaged Software — 4.4%
Adobe Systems, Inc.	700	39,830
BMC Software, Inc. *	1,500	25,245
Citrix Systems, Inc. * †	3,700	79,365
Computer Associates International, Inc. †	3,000	81,570
Intuit, Inc. *	500	19,500

9

Microsoft Corp.	27,500	$722,700
Oracle Corp. *	22,400	308,448
Siebel Systems, Inc. *	1,200	10,452
SunGard Data Systems, Inc. *	800	21,512
Symantec Corp. *	5,100	119,085
Veritas Software Corp. *	100	2,572
		1,430,279

Real Estate — 0.1%
Equity Office Properties Trust	800	22,384

Restaurants — 1.1%
Darden Restaurants, Inc.	600	17,736
McDonald’s Corp.	8,700	281,793
Wendy’s International, Inc.	100	3,922
Yum! Brands, Inc.	1,000	46,350
		349,801

Retail — 4.7%
AutoZone, Inc. * †	500	44,625
Best Buy Co., Inc.	700	37,653
Circuit City Stores, Inc.	8,700	124,584
Costco Wholesale Corp.	1,600	75,632
Dillards, Inc. Cl. A	2,100	55,104
Dollar General Corp.	100	2,021
Federated Department Stores, Inc.	600	34,080
The Home Depot, Inc.	7,400	305,324
J.C. Penney Co., Inc.	1,000	42,720
Kohl’s Corp. *	100	4,701
Lowe’s Companies, Inc.	100	5,699
The May Department Stores Co.	600	20,340
Office Depot, Inc. *	1,000	17,290
RadioShack Corp.	100	3,312
Sears, Roebuck and Co.	700	35,175
Staples, Inc.	3,400	111,316
TJX Companies, Inc.	1,500	37,560
Wal-Mart Stores, Inc.	10,800	565,920
		1,523,056

Retail - Grocery — 0.1%
Albertson’s, Inc. †	1,100	25,168

Telephone Utilities — 2.4%
Alltel Corp.	1,000	55,040
AT&T Corp.	7,700	147,763
CenturyTel, Inc.	600	19,560
Qwest Communications International, Inc. *	700	2,940
Sprint Corp. (FON Group)	10,800	257,364
Verizon Communications, Inc.	8,600	306,074
		788,741

10

Tobacco — 1.1%
Altria Group, Inc.	4,000	$255,320
Reynolds American, Inc. †	1,000	80,420
UST, Inc.	600	30,396
		366,136

Toys, Games — 0.0%
Hasbro, Inc.	500	9,800

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	1,500	72,270
FedEx Corp.	1,300	124,345
Norfolk Southern Corp.	3,300	115,236
Union Pacific Corp.	600	35,760
United Parcel Service, Inc. Cl. B	1,900	141,892
		489,503

Travel — 0.1%
Sabre Holdings Corp.	900	18,990

TOTAL EQUITIES
(Cost $29,973,314)		32,110,297

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.6%
Cash Equivalents — 6.7% **
American AAdvantage Select Money Market Fund		$22,534	$22,534
Bank of America Bank Note
2.270%	03/03/2005	72,949	72,949
Bank of America Bank Note
2.270%	04/18/2005	39,280	39,280
Bank of America Bank Note
2.300%	06/09/2005	39,280	39,280
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	16,834	16,834
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	17,116	17,116
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	31,754	31,754
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	16,834	16,834
BGI Institutional Money Market Fund		240,283	240,283
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	28,057	28,057
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	50,324	50,324
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	78,000	78,000
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	112,230	112,230
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	39,280	39,280

11

Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	$28,057	$28,057
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	22,446	22,446
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	20,629	20,629
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	16,834	16,834
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	92,589	92,589
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	22,446	22,446
Freddie Mac Discount Note
2.228%	02/01/2005	15,365	15,365
Freddie Mac Discount Note
2.277%	02/01/2005	97,990	97,990
Freddie Mac Discount Note
2.379%	03/08/2005	59,434	59,434
Freddie Mac Discount Note
2.400%	03/14/2005	44,892	44,892
Freddie Mac Discount Note
2.409%	03/14/2005	61,285	61,285
General Electric Capital Corp.
2.324%	02/11/2005	56,115	56,115
Goldman Sachs Financial Square Prime Obligations Money Market Fund		54,002	54,002
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	33,220	33,220
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	27,496	27,496
Merrill Lynch Premier Institutional Money Market Fund		52,102	52,102
Merrimac Cash Fund, Premium Class		50,503	50,503
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	112,230	112,230
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	44,892	44,892
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	56,115	56,115
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	33,669	33,669
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	28,057	28,057
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	5,611	5,611
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	55,554	55,554
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	64,756	64,756

12

Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	$56,115	$56,115
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	134,451	134,451
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	14,029	14,029
			2,165,639

Repurchase Agreement — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005(a)		306,409	306,409

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			2,472,048

TOTAL INVESTMENTS — 106.7%
(Cost $32,445,362) ***			$34,582,345

Other Assets/(Liabilities) — (6.7%)			(2,181,542)

NET ASSETS — 100.0%			$32,400,803

Notes to Portfolio of Investments

(a)

Maturity value of $306,426.  Collateralized by U.S. Government Agency obligation with a rate of 5.625%, maturity date of 05/25/2027, and an aggregate market value, including accrued interest, of $321,729.

*	Non-income producing security.
**	Represents investments of security lending collateral. (Note 2).
***	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Core Growth
Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 100.1%
Banking, Savings & Loans — 7.4%
Citigroup, Inc.	48,533	$2,380,544
Freddie Mac	5,700	372,153
SLM Corp.	36,500	1,831,935
Wells Fargo & Co.	19,800	1,213,740
		5,798,372

Beverages — 4.7%
Diageo PLC Sponsored ADR (United Kingdom)	36,500	2,004,215
PepsiCo, Inc.	31,700	1,702,290
		3,706,505

Broadcasting, Publishing & Printing — 4.7%
The McGraw-Hill Companies, Inc.	18,400	1,665,200
Viacom, Inc. Cl. A †	53,700	2,020,731
		3,685,931

Chemicals — 0.9%
Air Products & Chemicals, Inc.	12,500	736,375

Commercial Services — 4.2%
Iron Mountain, Inc. * †	55,100	1,553,820
Moody's Corp.	20,700	1,734,246
		3,288,066

Communications — 2.3%
Qualcomm, Inc.	48,600	1,809,864

Computers & Information — 0.8%
EMC Corp. *	49,700	651,070

Cosmetics & Personal Care — 3.8%
The Gillette Co.	36,600	1,856,352
The Procter & Gamble Co.	20,300	1,080,569
		2,936,921

Data Processing & Preparation — 2.3%
Automatic Data Processing, Inc.	26,100	1,134,828
Fiserv, Inc. *	18,000	688,500
		1,823,328

Electric Utilities — 1.2%
Exelon Corp.	20,300	898,275

Electrical Equipment & Electronics — 6.4%
Analog Devices, Inc.	9,100	326,599
General Electric Co.	36,500	1,318,745
Linear Technology Corp.	65,800	2,483,292
Maxim Integrated Products, Inc.	23,700	924,537
		5,053,173

1

Energy — 6.8%
BP PLC Sponsored ADR (United Kingdom)	39,600	$2,360,952
Exxon Mobil Corp.	48,794	2,517,770
Schlumberger Limited	6,100	415,044
		5,293,766

Financial Services — 4.7%
American Express Co.	24,200	1,291,070
Berkshire Hathaway, Inc.-Cl. B * †	800	2,395,288
		3,686,358

Industrial - Diversified — 1.9%
3M Co.	18,000	1,518,480

Insurance — 4.9%
AFLAC, Inc.	39,100	1,544,841
American International Group, Inc.	34,587	2,292,772
		3,837,613

Medical Supplies — 10.5%
Medtronic, Inc.	45,900	2,409,291
Stryker Corp.	53,900	2,648,646
Zimmer Holdings, Inc. *	39,800	3,138,230
		8,196,167

Pharmaceuticals — 9.4%
Amgen, Inc. * †	46,400	2,887,936
Johnson & Johnson	40,300	2,607,410
Teva Pharmaceutical Sponsored ADR (Israel)	64,900	1,864,577
		7,359,923

Prepackaged Software — 6.3%
Microsoft Corp.	86,100	2,262,708
Symantec Corp. * †	116,200	2,713,270
		4,975,978

Retail — 7.2%
Bed Bath & Beyond, Inc. * †	42,200	1,700,238
Target Corp.	31,000	1,573,870
Walgreen Co.	55,600	2,369,116
		5,643,224

Telephone Utilities — 0.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	25,800	670,284

Tobacco — 3.2%
Altria Group, Inc.	39,300	2,508,519

Transportation — 5.6%
Expeditors International of Washington, Inc.	49,600	2,784,544
United Parcel Service, Inc. Cl. B	21,900	1,635,492
		4,420,036

TOTAL EQUITIES
(Cost $68,751,350)		78,498,228

2

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents **
American AAdvantage Select Money Market Fund		$97,583	$97,583

Bank of America Bank Note
2.270%	03/03/2005	315,903	315,903
Bank of America Bank Note
2.270%	04/18/2005	170,101	170,101
Bank of America Bank Note
2.300%	06/09/2005	170,101	170,101
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	72,901	72,901
Bank Of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	74,116	74,116
Bank Of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	137,510	137,510
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	72,901	72,901
BGI Institutional Money Market Fund		1,040,536	1,040,536
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	121,501	121,501
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	217,927	217,927
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	337,773	337,773
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	486,004	486,004
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	170,101	170,101
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	121,501	121,501
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	97,201	97,201
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	89,331	89,331
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	72,901	72,901
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	400,954	400,954
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	97,201	97,201
Freddie Mac Discount Note
2.228%	02/01/2005	66,539	66,539
Freddie Mac Discount Note
2.277%	02/01/2005	424,339	424,339
Freddie Mac Discount Note
2.379%	03/08/2005	257,376	257,376

3

Freddie Mac Discount Note
2.400%	03/14/2005	$194,402	$194,402
Freddie Mac Discount Note
2.409%	03/14/2005	265,391	265,391
General Electric Capital Corp.
2.324%	02/11/2005	243,002	243,002
Goldman Sachs Financial Square Prime Obligations Money Market Fund		233,851	233,851
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	143,857	143,857
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	119,071	119,071
Merrill Lynch Premier Institutional Money Market Fund		225,623	225,623
Merrimac Cash Fund, Premium Class		218,702	218,702
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	486,004	486,004
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	194,402	194,402
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	243,002	243,002
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	145,801	145,801
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	121,501	121,501
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	24,300	24,300
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	240,573	240,573
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	280,424	280,424
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	243,002	243,002
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	582,233	582,233
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	60,750	60,750
			9,378,192

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			9,378,192

TOTAL INVESTMENTS — 112.0%
(Cost $78,129,542) ***			$87,876,420

Other Assets/(Liabilities) — (12.0%)			(9,421,307)

NET ASSETS — 100.0%			$78,455,113

4

ADR - American Depository Receipt.

*	Non-income producing security.
**	Represents investments of security lending collateral. (Note 2).
***	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index
Growth Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.2%
Advertising — 0.4%
Getty Images, Inc. * †	200	$13,940
Harte-Hanks, Inc.	100	2,645
Lamar Advertising Co. *	300	12,894
Monster Worldwide, Inc. *	300	9,387
Omnicom Group, Inc. †	600	50,934
		89,800

Aerospace & Defense — 1.8%
Alliant Techsystems, Inc. *	100	6,658
Boeing Co.	5,200	263,120
General Dynamics Corp.	300	30,975
Rockwell Collins, Inc.	900	38,610
United Defense Industries, Inc. *	900	43,137
United Technologies Corp.	500	50,340
		432,840

Air Transportation — 0.0%
Southwest Airlines Co.	200	2,896

Apparel, Textiles & Shoes — 1.8%
Abercrombie & Fitch Co. Cl. A	900	45,108
American Eagle Outfitters, Inc. †	900	45,720
Chico’s FAS, Inc. * †	300	15,804
Claire’s Stores, Inc.	500	10,315
Coach, Inc. *	800	44,880
The Gap, Inc.	2,800	61,628
Limited Brands †	1,400	33,180
Nike, Inc. Cl. B	800	69,304
Nordstrom, Inc.	500	24,125
Pacific Sunwear of California, Inc. *	300	7,347
Reebok International Limited	100	4,453
Ross Stores, Inc.	100	2,862
Talbots, Inc.	120	3,248
Timberland Co. Cl. A *	700	46,018
Urban Outfitters, Inc. *	200	8,414
		422,406

Automotive & Parts — 0.4%
BorgWarner, Inc.	100	5,369
Copart, Inc. *	200	4,596
Harley-Davidson, Inc.	1,200	72,132
Oshkosh Truck Corp.	100	7,339
SPX Corp.	100	4,190
		93,626

Banking, Savings & Loans — 3.3%
Bank of New York Co., Inc.	400	11,884
Capital One Financial Corp. †	1,300	101,764
Commerce Bancorp, Inc. †	200	11,508

1

Fannie Mae	3,700	$238,946
Fifth Third Bancorp †	1,600	74,352
Freddie Mac	300	19,587
Golden West Financial Corp.	400	25,848
Hudson City Bancorp, Inc.	200	7,034
Investors Financial Services Corp.	300	15,123
Mellon Financial Corp.	600	17,610
North Fork Bancorporation, Inc.	300	8,610
Northern Trust Corp.	200	8,728
Providian Financial Corp. * †	2,600	43,368
SLM Corp.	1,700	85,323
Synovus Financial Corp.	800	21,704
TCF Financial Corp.	500	14,055
U.S. Bancorp	1,100	33,055
UCBH Holdings, Inc.	100	4,407
Valley National Bancorp	900	23,220
W Holding Co., Inc.	306	3,990
Westcorp	400	18,228
WFS Financial, Inc.	100	4,995
		793,339

Beverages — 2.8%
Anheuser-Busch Companies, Inc.	800	39,344
Brown-Forman Corp. Cl. B	100	4,823
The Coca-Cola Co. †	5,100	211,599
The Pepsi Bottling Group, Inc.	1,100	30,085
PepsiCo, Inc.	7,000	375,900
		661,751

Broadcasting, Publishing & Printing — 2.1%
Belo Corp. Cl. A	300	7,017
Cablevision Systems Corp. Cl. A *	100	2,739
Citadel Broadcasting Corp. *	1,600	22,416
Clear Channel Communications, Inc.	900	29,187
Dow Jones & Co., Inc.	200	7,624
Fox Entertainment Group, Inc. Cl. A *	200	6,730
Gemstar-TV Guide International, Inc. *	400	2,208
IAC/InterActiveCorp * †	700	16,961
John Wiley & Sons-Class A	1,200	40,380
Knight Ridder, Inc.	100	6,511
Liberty Media Corp. Cl. A	5,600	58,464
Liberty Media International, Inc. Cl. A * †	400	18,112
The McGraw-Hill Companies, Inc.	1,200	108,600
Media General, Inc. Cl. A	300	19,191
Meredith Corp.	700	33,621
Radio One, Inc. Cl. D *	100	1,570
Time Warner, Inc. *	3,500	63,000
UnitedGlobalCom, Inc. Cl. A *	1,100	10,747
Univision Communications, Inc. Cl. A *	100	2,731
Viacom, Inc. Cl. B	1,100	41,074
		498,883

2

Building Materials & Construction — 0.1%
Cytyc Corp. *	500	$12,525
Florida Rock Industries, Inc.	100	6,245
		18,770

Chemicals — 0.3%
Church & Dwight, Inc.	250	8,607
Dow Chemical Co.	200	9,940
International Flavors & Fragrances, Inc.	400	16,888
Praxair, Inc.	300	12,945
The Scotts Co. Cl. A *	400	27,184
		75,564

Commercial Services — 3.5%
Affymetrix, Inc. * †	300	12,348
Apollo Group, Inc. Cl. A * †	634	49,572
Block (H&R), Inc. †	800	38,648
The Brink’s Co.	200	7,082
Career Education Corp. *	400	16,116
Cendant Corp.	1,000	23,550
Certegy, Inc.	300	10,500
Cintas Corp.	500	21,750
The Corporate Executive Board Co. †	200	12,780
Dun & Bradstreet Corp. *	300	17,430
eBay, Inc. *	2,200	179,300
Ecolab, Inc. †	400	13,460
Education Management Corp. *	400	12,776
Equifax, Inc.	1,100	31,130
Gen-Probe, Inc. *	200	9,762
Global Payments, Inc. †	100	5,729
Hewitt Associates, Inc. Cl. A *	200	5,980
ITT Educational Services, Inc. * †	300	14,736
Jacobs Engineering Group, Inc. *	200	10,158
Laureate Education, Inc. *	100	4,436
Manpower, Inc.	200	9,730
Moody’s Corp.	800	67,024
Paychex, Inc.	1,200	36,588
PerkinElmer, Inc.	2,200	50,578
Pharmaceutical Product Development, Inc. *	100	4,145
Quest Diagnostics, Inc.	300	28,590
Regis Corp.	100	3,990
Rent-A-Center, Inc. *	200	4,898
Robert Half International, Inc. †	500	15,170
Ryder System, Inc.	100	4,555
Servicemaster Co.	1,100	14,179
Waste Management, Inc.	2,000	58,000
Weight Watchers International, Inc. * †	500	23,430
		818,120

Communications — 2.6%
Avaya, Inc. * †	2,700	38,745
Crown Castle International Corp. *	300	4,920
EchoStar Communications Corp. Cl. A	100	3,051
Harris Corp.	200	12,954

3

Juniper Networks, Inc. * †	5,700	$143,241
L-3 Communications Holdings, Inc.	200	14,282
Network Appliance, Inc. * †	2,100	66,864
Nextel Communications, Inc. Cl. A *	1,000	28,690
Plantronics, Inc.	100	3,721
Polycom, Inc. *	300	5,184
Qualcomm, Inc.	7,000	260,680
Spectrasite, Inc. *	100	5,860
Tellabs, Inc. *	700	4,984
XM Satellite Radio Holdings, Inc. Cl. A * †	600	19,146
		612,322

Communications Equipment — 1.1%
Motorola, Inc.	16,200	254,988

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	1,900	55,803
Avid Technology, Inc. *	100	6,305
Cadence Design Systems, Inc. * †	100	1,333
Jack Henry & Associates, Inc.	300	6,237
Reynolds & Reynolds, Inc. Cl. A	200	5,454
Synopsys, Inc. *	100	1,700
Teradyne, Inc. *	100	1,403
Unisys Corp. *	100	785
		79,020

Computer Programming Services — 0.2%
Ceridian Corp. *	300	5,310
Cognizant Technology Solutions Corp. *	300	11,370
Macromedia, Inc. *	200	6,848
Mercury Interactive Corp. *	300	13,131
VeriSign, Inc. *	700	18,088
		54,747

Computer Related Services — 0.4%
Acxiom Corp. †	1,400	32,312
Checkfree Corp. * †	300	11,700
Ingram Micro, Inc. Cl. A *	2,600	48,048
		92,060

Computers & Information — 8.6%
Apple Computer, Inc. *	1,900	146,110
CDW Corp.	200	11,700
Cisco Systems, Inc. *	29,400	530,376
Comverse Technology, Inc. *	700	15,645
Dell, Inc. *	13,000	542,880
EMC Corp. *	8,300	108,730
Foundry Networks, Inc. *	200	2,056
International Business Machines Corp.	5,200	485,784
International Game Technology	900	28,170
Jabil Circuit, Inc. *	700	16,499
Lexmark International, Inc. *	600	50,010
Sandisk Corp. *	100	2,470

4

Solectron Corp. *	600	$2,982
Storage Technology Corp. * †	1,700	53,533
Symbol Technologies, Inc.	100	1,830
Western Digital Corp. *	2,400	25,848
Zebra Technologies Corp. Cl. A *	300	15,279
		2,039,902

Computers & Office Equipment — 0.2%
Pitney Bowes, Inc.	600	26,844
Xerox Corp. *	1,300	20,644
		47,488

Containers — 0.2%
Ball Corp.	600	25,632
Pactiv Corp. *	400	8,884
Sealed Air Corp. *	300	15,390
		49,906

Cosmetics & Personal Care — 5.0%
Alberto-Culver Co.	200	10,850
Avon Products, Inc.	2,000	84,440
Colgate-Palmolive Co.	1,900	99,826
Estee Lauder Companies, Inc. Cl. A †	400	18,056
The Gillette Co.	5,800	294,176
Kimberly-Clark Corp.	900	58,959
The Procter & Gamble Co.	11,600	617,468
		1,183,775

Data Processing & Preparation — 1.7%
Affiliated Computer Services, Inc. Cl. A * †	500	27,095
Alliance Data Systems Corp. *	300	13,026
Automatic Data Processing, Inc.	2,900	126,092
First Data Corp.	3,400	138,516
Fiserv, Inc. *	750	28,688
IMS Health, Inc.	1,000	23,380
NCR Corp. *	1,200	41,016
SEI Investments Co.	300	11,208
Total System Services, Inc.	100	2,361
		411,382

Electric Utilities — 0.1%
Allegheny Energy, Inc. * †	1,700	32,878

Electrical Equipment — 0.2%
Ametek, Inc.	1,200	45,840

Electrical Equipment & Electronics — 5.4%
Advanced Micro Devices, Inc. *	800	12,640
Altera Corp. *	1,000	19,200
American Power Conversion Corp.	300	6,381
Amphenol Corp. Cl. A *	400	15,732
Analog Devices, Inc.	400	14,356
Broadcom Corp. Cl. A *	300	9,549

5

Cree, Inc. * †	1,000	$24,030
Emerson Electric Co.	600	40,344
Energizer Holdings, Inc. * †	300	16,983
Fairchild Semiconductor International, Inc. Cl. A *	200	2,854
General Electric Co.	1,900	68,647
Intel Corp.	28,100	630,845
International Rectifier Corp. *	200	7,830
JDS Uniphase Corp. * †	1,000	2,140
Johnson Controls, Inc. †	200	11,832
Kla-Tencor Corp. * †	200	9,250
Linear Technology Corp.	1,300	49,062
Maxim Integrated Products, Inc. †	300	11,703
MEMC Electronic Materials, Inc. *	300	3,690
Microchip Technology, Inc.	900	23,445
Micron Technology, Inc. * †	200	2,082
National Semiconductor Corp.	1,400	23,702
Nvidia Corp. *	600	13,752
Qlogic Corp. *	300	11,484
Rambus, Inc. * †	300	5,412
Rockwell Automation, Inc.	1,100	62,315
Texas Instruments, Inc.	7,500	174,075
Vishay Intertechnology, Inc. *	200	2,614
Xilinx, Inc.	300	8,757
		1,284,706

Energy — 1.0%
BJ Services Co.	500	24,025
Burlington Resources, Inc.	500	21,855
Diamond Offshore Drilling, Inc.	100	4,377
Halliburton Co.	1,900	78,147
Kinder Morgan, Inc.	100	7,504
National-Oilwell, Inc. * †	200	7,376
Newfield Exploration Co. *	200	12,240
Patina Oil & Gas Corp.	200	7,336
Patterson-UTI Energy, Inc.	600	11,670
Pioneer Natural Resources Co. †	700	26,873
Pride International, Inc. *	100	2,339
Rowan Companies, Inc. *	200	5,632
XTO Energy, Inc.	600	21,546
		230,920

Entertainment & Leisure — 0.5%
Brunswick Corp.	200	9,224
GTECH Holdings Corp.	500	11,690
Harrah’s Entertainment, Inc.	500	31,620
The Walt Disney Co.	2,600	74,438
		126,972

Financial Services — 2.9%
American Capital Strategies Limited	200	6,800
American Express Co.	4,800	256,080
Ameritrade Holding Corp. *	100	1,293
CapitalSource, Inc. * †	200	4,722

6

Catellus Development Corp.	600	$16,092
CBL & Associates Properties, Inc. REIT	500	34,390
The Chicago Mercantile Exchange	100	21,450
Doral Financial Corp.	500	21,625
E Trade Financial Corp. *	400	5,500
Eaton Vance Corp.	400	10,012
Federated Investors, Inc. Cl. B	300	8,814
Friedman Billings Ramsey Group, Inc. Cl. A	1,000	19,680
General Growth Properties, Inc. †	100	3,177
The Goldman Sachs Group, Inc.	300	32,355
IndyMac Bancorp, Inc.	200	7,392
Legg Mason, Inc.	400	30,892
MBNA Corp.	3,100	82,398
Morgan Stanley	800	44,768
Nuveen Investments, Inc.-Class A	100	3,710
Price (T. Rowe) Group, Inc.	400	23,940
Regency Centers Corp.	100	4,940
The Schwab (Charles) Corp.	600	6,744
Ventas, Inc.	700	17,920
Waddell & Reed Financial, Inc. Cl. A	300	6,561
Weingarten Realty Investors	400	14,300
		685,555

Foods — 1.3%
7-Eleven, Inc. *	200	4,770
Campbell Soup Co.	400	11,728
Heinz (H. J.) Co.	700	26,467
Hershey Foods Corp.	800	46,792
Kellogg Co.	600	26,784
McCormick & Co., Inc.	400	14,868
Sara Lee Corp.	1,600	37,568
Starbucks Corp. *	1,700	91,800
Wrigley (Wm.) Jr. Co.	600	42,234
		303,011

Healthcare — 2.3%
Accredo Health, Inc. *	100	2,978
Caremark Rx, Inc. *	1,100	43,010
Community Health Systems, Inc. *	100	2,898
Covance, Inc. *	200	8,500
Coventry Health Care, Inc. * †	350	19,915
DaVita, Inc. *	400	16,784
Express Scripts, Inc. *	500	37,095
HCA, Inc.	700	31,164
Health Management Associates, Inc. Cl. A †	400	8,832
Laboratory Corp. of America Holdings *	1,000	47,850
Lincare Holdings, Inc. * †	700	29,050
Manor Care, Inc.	200	6,910
Pacificare Health Systems *	700	43,071
Triad Hospitals, Inc. *	100	4,069
UnitedHealth Group, Inc.	2,600	231,140
Universal Health Services Cl. B	200	8,608
VCA Antech, Inc. * †	200	3,710
		545,584

7

Home Construction, Furnishings & Appliances — 0.6%
Centex Corp.	300	$18,393
D.R. Horton, Inc.	450	17,901
Fossil, Inc. *	100	2,790
Harman International Industries	200	24,330
Hillenbrand Industries, Inc.	100	5,433
KB Home	100	10,865
Leggett & Platt, Inc.	200	5,700
Lennar Corp.	300	16,941
MDC Holdings, Inc.	130	9,464
Miller (Herman), Inc.	300	8,016
Mohawk Industries, Inc. *	100	8,851
Pulte Homes, Inc.	100	6,608
The Ryland Group, Inc.	100	6,487
		141,779

Household Products — 1.0%
Black & Decker Corp.	600	49,440
The Clorox Co.	500	29,710
Corning, Inc. *	5,000	54,700
Fortune Brands, Inc.	500	41,990
Newell Rubbermaid, Inc. †	2,100	45,192
Sherwin-Williams Co.	500	21,600
		242,632

Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	700	42,847
Hughes Supply, Inc.	200	6,076
		48,923

Industrial - Diversified — 1.6%
3M Co.	2,000	168,720
Danaher Corp. †	1,700	93,296
Illinois Tool Works, Inc.	1,100	95,678
ITT Industries, Inc.	200	17,058
		374,752

Information Retrieval Services — 0.7%
Avocent Corp. *	100	3,651
Yahoo!, Inc. *	4,500	158,445
		162,096

Insurance — 3.5%
Aetna, Inc.	300	38,115
AFLAC, Inc.	1,900	75,069
Ambac Financial Group, Inc.	500	38,440
American International Group, Inc.	6,500	430,885
Berkley (W.R.) Corp.	100	4,770
Brown & Brown, Inc.	200	8,652
Fremont General Corp. †	700	17,143

8

Gallagher (Arthur J.) & Co. †	300	$8,895
Genworth Financial, Inc. Cl. A	900	23,877
HCC Insurance Holdings, Inc.	100	3,287
Marsh & McLennan Companies, Inc. †	400	13,000
Progressive Corp.	200	16,730
Prudential Financial, Inc.	600	32,346
Radian Group, Inc.	300	14,382
Unitrin, Inc.	1,000	42,830
WellChoice, Inc. *	400	21,292
WellPoint, Inc. *	412	50,058
		839,771

Internet Content — 0.1%
BEA Systems, Inc. *	1,500	12,780

Lodging — 0.9%
Choice Hotels International, Inc.	300	17,400
Hilton Hotels Corp.	2,900	64,525
Mandalay Resort Group †	600	42,360
Marriott International, Inc. Cl. A	800	50,544
Starwood Hotels & Resorts Worldwide, Inc.	500	28,945
Station Casinos, Inc.	100	6,150
		209,924

Machinery & Components — 1.0%
Baker Hughes, Inc.	1,500	64,950
Caterpillar, Inc.	600	53,460
Cooper Cameron Corp. *	100	5,641
Deere & Co. †	300	20,829
Dover Corp.	900	34,470
Graco, Inc.	300	10,695
Grant Prideco, Inc. *	500	9,800
Pall Corp.	100	2,693
Roper Industries, Inc.	100	5,806
Smith International, Inc. *	300	17,760
Timken Co.	100	2,576
		228,680

Manufacturing — 0.5%
American Standard Companies, Inc. *	800	32,032
Applied Materials, Inc. *	4,100	65,190
Lam Research Corp. *	600	16,056
Millipore Corp. * †	200	8,706
		121,984

Medical Supplies — 3.5%
Agilent Technologies, Inc. *	500	11,055
Allergan, Inc.	600	45,570
Bard (C.R.), Inc.	400	27,120
Bausch & Lomb, Inc. †	300	21,867
Baxter International, Inc.	1,500	50,640
Beckman Coulter, Inc.	200	13,400
Becton, Dickinson & Co.	1,700	96,305

9

Biomet, Inc.	1,100	$46,728
Boston Scientific Corp. *	100	3,306
Dade Behring Holdings, Inc. *	300	17,145
Dentsply International, Inc.	350	19,625
Edwards Lifesciences Corp. *	400	16,280
Fisher Scientific International *	480	30,312
Medtronic, Inc.	2,900	152,221
Mettler-Toledo International, Inc. *	900	45,144
Patterson Cos., Inc. *	500	23,290
Respironics, Inc. *	800	46,320
St. Jude Medical, Inc. *	1,600	62,848
Tektronix, Inc.	400	11,528
Thermo Electron Corp. *	1,200	35,928
Varian Medical Systems, Inc. * †	800	30,184
Waters Corp. *	500	24,540
		831,356

Metals & Mining — 0.7%
Alcoa, Inc.	400	11,804
Consol Energy, Inc.	100	4,219
International Steel Group, Inc. *	100	4,025
Nucor Corp.	2,200	123,552
Precision Castparts Corp.	200	14,060
Southern Peru Copper Corp. †	100	4,709
Worthington Industries, Inc.	300	6,144
		168,513

Pharmaceuticals — 13.8%
Abbott Laboratories	7,300	328,646
AmerisourceBergen Corp. †	174	10,141
Amgen, Inc. * †	4,000	248,960
Barr Pharmaceuticals *	325	15,454
Biogen Idec, Inc. *	200	12,992
Bristol-Myers Squibb Co.	4,000	93,760
Cardinal Health, Inc.	1,900	107,008
Celgene Corp. * †	700	19,138
Cephalon, Inc. * †	200	9,840
Charles River Laboratories International, Inc. *	200	9,476
Eli Lilly & Co.	2,200	119,328
Eon Labs, Inc. * †	100	2,566
Forest Laboratories, Inc. *	1,700	70,601
Genentech, Inc. *	200	9,542
Gilead Sciences, Inc. *	300	9,930
Henry Schein, Inc. *	100	6,806
ImClone Systems, Inc. *	200	8,390
Invitrogen Corp. * †	100	6,871
Johnson & Johnson	13,800	892,860
McKesson Corp. †	600	20,694
Medco Health Solutions, Inc. *	500	21,285
Medicis Pharmaceutical Corp. Cl. A	200	7,220
Merck & Co., Inc.	7,300	204,765
Mylan Laboratories, Inc. †	650	10,810
NBTY, Inc. *	200	5,476

10

OSI Pharmaceuticals, Inc. * †	100	$6,510
Pfizer, Inc.	35,200	850,432
Schering-Plough Corp.	500	9,280
Sepracor, Inc. * †	400	22,872
Sigma-Aldrich Corp.	100	6,285
Wyeth	3,300	130,779
		3,278,717

Prepackaged Software — 6.5%
Activision, Inc. *	400	9,040
Adobe Systems, Inc.	1,400	79,660
BMC Software, Inc. *	1,100	18,513
Citrix Systems, Inc. * †	1,400	30,030
Computer Associates International, Inc. †	1,900	51,661
DST Systems, Inc. * †	600	29,088
Electronic Arts, Inc. *	100	6,434
Fair Isaac Corp.	400	13,820
Intuit, Inc. *	1,000	39,000
McAfee, Inc. *	500	12,925
Microsoft Corp.	27,900	733,212
Novell, Inc. *	200	1,154
Oracle Corp. *	20,100	276,777
Pixar, Inc. * †	500	43,585
Red Hat, Inc. * †	100	1,085
Siebel Systems, Inc. *	1,300	11,323
SunGard Data Systems, Inc. *	1,100	29,579
Symantec Corp. *	5,400	126,090
Tibco Software, Inc. *	1,000	10,990
Veritas Software Corp. *	500	12,860
		1,536,826

Real Estate — 0.1%
The St. Joe Co.	200	13,760

Restaurants — 0.3%
Applebee’s International, Inc.	150	4,179
Darden Restaurants, Inc.	600	17,736
Yum! Brands, Inc.	1,200	55,620
		77,535

Retail — 7.1%
AutoZone, Inc. * †	300	26,775
Barnes & Noble, Inc. *	1,900	62,130
Best Buy Co., Inc.	1,100	59,169
Circuit City Stores, Inc.	3,800	54,416
Costco Wholesale Corp.	200	9,454
CVS Corp.	100	4,635
The Home Depot, Inc.	9,100	375,466
Kohl’s Corp. *	200	9,402
Lowe’s Companies, Inc.	1,300	74,087
Marvel Enterprises, Inc. * †	350	6,251
Michaels Stores, Inc.	800	24,600
MSC Industrial Direct Co. Cl. A	200	6,924

11

O’Reilly Automotive, Inc. *	100	$4,573
PETCO Animal Supplies, Inc. *	100	3,797
Petsmart, Inc.	600	18,138
RadioShack Corp.	500	16,560
Staples, Inc.	4,600	150,604
Target Corp. †	4,000	203,080
TJX Companies, Inc.	2,100	52,584
Walgreen Co.	1,200	51,132
Wal-Mart Stores, Inc.	8,800	461,120
Williams-Sonoma, Inc. * †	100	3,460
		1,678,357

Retail - Grocery — 0.1%
Whole Foods Market, Inc.	300	26,826

Retail - Internet — 0.1%
Amazon.com, Inc. * †	600	25,932

Telephone Utilities — 0.7%
Adtran, Inc.	200	3,582
Level 3 Communications, Inc. * †	1,600	4,384
Nextel Partners, Inc. Cl. A * †	500	9,945
NII Holdings, Inc. Cl. B * †	100	5,380
Sprint Corp. (FON Group)	3,200	76,256
West Corp. *	1,700	56,763
Western Wireless Corp. Cl. A *	100	3,778
		160,088

Toys, Games — 0.0%
Mattel, Inc.	600	11,670

Transportation — 1.7%
CNF, Inc.	100	4,691
FedEx Corp.	1,500	143,475
J.B. Hunt Transport Services, Inc.	300	13,236
Polaris Industries, Inc.	500	33,750
Robinson (C.H.) Worldwide, Inc. †	400	20,600
United Parcel Service, Inc. Cl. B	2,400	179,232
		394,984

TOTAL EQUITIES
(Cost $21,327,379)		22,576,936

MUTUAL FUND - 4.6%

iShares Russell 1000 Growth Index Fund †	22,800	1,080,720

TOTAL MUTUAL FUND
(Cost $1,086,055)		1,080,720

TOTAL LONG TERM INVESTMENTS
(Cost $22,413,434)		23,657,656

12

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.5%
Cash Equivalents — 14.1%
American AAdvantage Select Money Market Fund		$34,880	$34,880
Bank of America Bank Note
2.270%	03/03/2005	112,920	112,920
Bank of America Bank Note
2.270%	04/18/2005	60,803	60,803
Bank of America Bank Note
2.300%	06/09/2005	60,803	60,803
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	26,058	26,058
Bank Of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	26,493	26,493
Bank Of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	49,153	49,153
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	26,058	26,058
BGI Institutional Money Market Fund		371,941	371,941
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	43,431	43,431
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	77,898	77,898
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	120,737	120,737
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	173,723	173,723
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	60,803	60,803
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	43,431	43,431
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	34,745	34,745
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	31,932	31,932
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	26,058	26,058
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	143,321	143,321
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	34,745	34,745
Freddie Mac Discount Note
2.228%	02/01/2005	23,785	23,785
Freddie Mac Discount Note
2.277%	02/01/2005	151,681	151,681
Freddie Mac Discount Note
2.379%	03/08/2005	91,999	91,999

13

Freddie Mac Discount Note
2.400%	03/14/2005	$69,490	$69,490
Freddie Mac Discount Note
2.409%	03/14/2005	94,864	94,864
General Electric Capital Corp.
2.324%	02/11/2005	86,862	86,862
Goldman Sachs Financial Square Prime Obligations Money Market Fund		83,591	83,591
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	51,422	51,422
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	42,562	42,562
Merrill Lynch Premier Institutional Money Market Fund		80,649	80,649
Merrimac Cash Fund, Premium Class		78,175	78,175
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	173,723	173,723
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	69,490	69,490
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	86,862	86,862
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	52,117	52,117
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	43,431	43,431
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	8,686	8,686
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	85,993	85,993
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	100,238	100,238
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	86,862	86,862
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	208,120	208,120
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	21,715	21,715
			3,352,250

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		87,003	87,003

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			3,439,253

TOTAL INVESTMENTS — 114.3%
(Cost $25,852,687) **			$27,096,909

Other Assets/(Liabilities) — (14.3%)			(3,380,929)

NET ASSETS — 100.0%			$23,715,980

14

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)

Maturity value of $87,008. Collateralized by U.S. Government Agency obligation with a rate of 5.825%, maturity date of 09/25/2015, and an aggregate market value, including accrued interest, of $91,353.

*	Non-income producing security.
**	See Note 3 for aggregate cost for Federal tax purposes.
†	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Capital
Appreciation Fund — Portfolio of
Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.8%
Advertising — 0.3%
Omnicom Group, Inc.	20,500	$1,740,245

Aerospace & Defense — 2.8%
Embraer - Empresa Brasileira de Aeronautica SA Sponsored ADR (Brazil) †	115,450	3,677,082
Honeywell International, Inc.	88,540	3,185,669
Lockheed Martin Corp.	97,810	5,654,396
Northrop Grumman Corp.	32,700	1,696,476
United Technologies Corp.	54,950	5,532,366
		19,745,989

Apparel, Textiles & Shoes — 0.7%
The Gap, Inc. †	206,300	4,540,663

Banking, Savings & Loans — 4.0%
Bank of America Corp.	91,730	4,253,520
Citigroup, Inc.	343,840	16,865,352
JP Morgan Chase & Co.	187,240	6,989,669
		28,108,541

Beverages — 2.3%
Anheuser-Busch Companies, Inc.	84,000	4,131,120
PepsiCo, Inc.	220,220	11,825,814
		15,956,934

Broadcasting, Publishing & Printing — 8.9%
Clear Channel Communications, Inc.	155,080	5,029,244
Comcast Corp. Special Cl. A *	715,530	22,617,903
Time Warner, Inc. *	820,000	14,760,000
Univision Communications, Inc. Cl. A * †	154,480	4,218,849
Viacom, Inc. Cl. B	419,970	15,681,680
		62,307,676

Chemicals — 2.8%
Air Products & Chemicals, Inc.	91,860	5,411,473
Dow Chemical Co.	14,260	708,722
Du Pont (E.I.) de Nemours & Co.	138,680	6,595,621
Praxair, Inc.	161,840	6,983,396
		19,699,212

Commercial Services — 1.9%
Accenture Limited Cl. A *	81,980	2,135,579
Manpower, Inc.	33,480	1,628,802
PerkinElmer, Inc.	145,700	3,349,643
Pharmaceutical Product Development, Inc. *	22,000	911,900
Quest Diagnostics, Inc.	7,460	710,938
Waste Management, Inc.	163,650	4,745,850
		13,482,712

1

Communications — 1.6%
L-3 Communications Holdings, Inc.	45,380	$3,240,586
Lucent Technologies, Inc. * †	736,590	2,401,283
Nokia Oyj Sponsored ADR (Finland)	361,340	5,534,500
		11,176,369

Communications Equipment — 0.9%
Ericsson (LM) Cl. B Sponsored ADR (Sweden) * †	69,800	2,047,234
Motorola, Inc.	250,490	3,942,713
		5,989,947

Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	58,500	1,718,145
Cadence Design Systems, Inc. * †	169,500	2,259,435
Sun Microsystems, Inc. *	564,770	2,462,397
		6,439,977

Computer Programming Services — 1.7%
Mercury Interactive Corp. * †	88,230	3,861,827
SAP AG Sponsored ADR (Germany) †	184,750	7,153,520
VeriSign, Inc. *	36,860	952,462
		11,967,809

Computer Related Services — 0.4%
Ingram Micro, Inc. Cl. A *	149,400	2,760,912

Computers & Information — 5.3%
Cisco Systems, Inc. *	736,790	13,291,692
Dell, Inc. *	168,290	7,027,790
EMC Corp. *	87,830	1,150,573
International Business Machines Corp.	167,380	15,636,640
		37,106,695

Cosmetics & Personal Care — 2.1%
Estee Lauder Companies, Inc. Cl. A †	82,740	3,734,884
The Procter & Gamble Co.	206,750	11,005,302
		14,740,186

Electrical Equipment & Electronics — 9.0%
Altera Corp. *	53,240	1,022,208
Analog Devices, Inc.	89,340	3,206,413
Broadcom Corp. Cl. A * †	163,320	5,198,476
Fairchild Semiconductor International, Inc. Cl. A *	25,300	359,007
General Electric Co.	986,650	35,647,664
Intel Corp. †	538,600	12,091,570
Texas Instruments, Inc.	211,450	4,907,754
		62,433,092

Energy — 4.7%
Amerada Hess Corp. †	24,540	2,126,391
Burlington Resources, Inc.	48,300	2,111,193
Devon Energy Corp. †	37,210	1,513,331
Exxon Mobil Corp.	287,020	14,810,232
Kinder Morgan Management LLC *	89,991	3,801,211
Murphy Oil Corp.	24,500	2,187,360
Schlumberger Limited †	92,350	6,283,494
		32,833,212

2

Entertainment & Leisure — 2.2%
News Corp., Inc. Cl. B * †	459,200	$8,072,736
The Walt Disney Co.	256,520	7,344,168
		15,416,904

Financial Services — 4.8%
American Express Co.	153,970	8,214,299
Bear Stearns Companies, Inc.	39,220	3,963,573
The Goldman Sachs Group, Inc.	41,240	4,447,734
MBNA Corp.	137,940	3,666,445
Morgan Stanley	238,980	13,373,321
		33,665,372

Healthcare — 0.2%
Laboratory Corp. of America Holdings *	27,330	1,307,740

Industrial - Diversified — 1.0%
Tyco International Limited †	193,800	7,003,932

Information Retrieval Services — 1.3%
Yahoo!, Inc. * †	256,720	9,039,111

Insurance — 2.0%
American International Group, Inc.	134,010	8,883,523
Prudential Financial, Inc.	87,120	4,696,639
		13,580,162

Machinery & Components — 1.1%
Ingersoll-Rand Co. Cl. A	65,140	4,845,113
Parker-Hannifin Corp.	40,700	2,651,605
		7,496,718

Manufacturing — 0.8%
Millipore Corp. *	127,150	5,534,839

Medical Supplies — 4.5%
Agilent Technologies, Inc. *	173,600	3,838,296
Applied Biosystems Group-Applera Corp.	59,390	1,190,769
Medtronic, Inc. †	279,410	14,666,231
Stryker Corp.	101,540	4,989,676
Tektronix, Inc.	124,230	3,580,309
Varian Medical Systems, Inc. * †	52,060	1,964,224
Waters Corp. *	29,240	1,435,099
		31,664,604

3

Pharmaceuticals — 11.2%
Abbott Laboratories †	83,390	$3,754,218
Amgen, Inc. *	149,740	9,319,818
Eli Lilly & Co.	116,700	6,329,808
Genentech, Inc. *	98,860	4,702,770
Gilead Sciences, Inc. *	162,440	5,376,764
Johnson & Johnson †	245,660	15,894,202
Medimmune, Inc. * †	42,500	1,005,337
Merck & Co., Inc.	141,270	3,962,624
Novartis AG	176,438	8,419,895
Pfizer, Inc.	421,060	10,172,810
Roche Holding AG	16,183	1,718,705
Teva Pharmaceutical Sponsored ADR (Israel)	250,670	7,201,749
		77,858,700

Prepackaged Software — 5.2%
Adobe Systems, Inc.	108,530	6,175,357
Citrix Systems, Inc. * †	139,760	2,997,852
Microsoft Corp.	995,490	26,161,477
Novell, Inc. *	114,550	660,954
		35,995,640

Restaurants — 0.5%
McDonald’s Corp.	99,100	3,208,858

Retail — 6.8%
Best Buy Co., Inc. †	86,480	4,651,759
Costco Wholesale Corp.	80,570	3,808,544
Federated Department Stores, Inc.	74,110	4,209,448
The Home Depot, Inc.	139,760	5,766,498
J.C. Penney Co., Inc.	69,880	2,985,274
Lowe’s Companies, Inc. †	62,520	3,563,015
Target Corp.	124,200	6,305,634
Wal-Mart Stores, Inc. †	253,250	13,270,300
Williams-Sonoma, Inc. *	79,150	2,738,590
		47,299,062

Telecommunications — 0.5%
Telefonos de Mexico SA de CV Cl. L Sponsored ADR (Mexico)	102,650	3,823,713

Telephone Utilities — 0.6%
AT&T Corp.	17,700	339,663
Sprint Corp. (FON Group)	159,820	3,808,511
		4,148,174

Transportation — 3.8%
Carnival Corp.	115,450	6,649,920
Expeditors International of Washington, Inc.	62,110	3,486,855
FedEx Corp. †	43,160	4,128,254
Royal Caribbean Cruises Limited †	121,300	6,428,900
United Parcel Service, Inc. Cl. B	75,320	5,624,898
		26,318,827

TOTAL EQUITIES
(Cost $693,310,494)		674,392,527

4

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.7%
Cash Equivalents — 11.4% **
American AAdvantage Select Money Market Fund		$823,400	$823,400
Bank of America Bank Note
2.270%	03/03/2005	2,665,559	2,665,559
Bank of America Bank Note
2.270%	04/18/2005	1,435,301	1,435,301
Bank of America Bank Note
2.300%	06/09/2005	1,435,301	1,435,301
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	615,129	615,129
Bank Of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	625,381	625,381
Bank Of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	1,160,295	1,160,295
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	615,129	615,129
BGI Institutional Money Market Fund		8,779,942	8,779,942
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	1,025,215	1,025,215
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	1,838,846	1,838,846
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	2,850,098	2,850,098
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	4,100,860	4,100,860
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	1,435,301	1,435,301
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	1,025,215	1,025,215
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	820,172	820,172
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	753,770	753,770
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	615,129	615,129
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	3,383,210	3,383,210
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	820,172	820,172
Freddie Mac Discount Note
2.228%	02/01/2005	561,452	561,452
Freddie Mac Discount Note
2.277%	02/01/2005	3,580,532	3,580,532
Freddie Mac Discount Note
2.379%	03/08/2005	2,171,715	2,171,715
Freddie Mac Discount Note
2.400%	03/14/2005	1,640,344	1,640,344

5

Freddie Mac Discount Note
2.409%	03/14/2005	$2,239,343	$2,239,343
General Electric Capital Corp.
2.324%	02/11/2005	2,050,430	2,050,430
Goldman Sachs Financial Square Prime Obligations Money Market Fund		1,973,218	1,973,218
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	1,213,855	1,213,855
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	1,004,711	1,004,711
Merrill Lynch Premier Institutional Money Market Fund		1,903,789	1,903,789
Merrimac Cash Fund, Premium Class		1,845,387	1,845,387
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	4,100,860	4,100,860
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	1,640,344	1,640,344
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	2,050,430	2,050,430
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	1,230,258	1,230,258
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	1,025,215	1,025,215
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	205,043	205,043
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	2,029,927	2,029,927
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	2,366,197	2,366,197
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	2,050,431	2,050,431
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	4,912,831	4,912,831
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	512,609	512,609
			79,132,346

Repurchase Agreement — 3.3%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		23,015,052	23,015,052

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			102,147,398

TOTAL INVESTMENTS — 111.5%
(Cost $795,457,892) ***			$776,539,925

Other Assets/(Liabilities) — (11.5%)			(80,335,455)

NET ASSETS — 100.0%			$696,204,470

6

Notes to Portfolio of Investments

ADR — American Depository Receipt.

(a)                                  Maturity value of $23,016,331.  Collateralized by U.S. Government Agency obligations with rates ranging from 4.205% —  5.375%, maturity dates ranging from 07/25/2027 — 04/01/2034, and an aggregate market value, including accrued interest, of $24,165,805.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.3%
Advertising — 0.9%
Catalina Marketing Corp.	38,322	$984,875

Apparel, Textiles & Shoes — 4.2%
AnnTaylor Stores Corp. *	52,840	1,135,532
Casual Male Retail Group, Inc. * †	155,316	868,216
Interface, Inc. Cl. A *	201,346	1,898,693
Kellwood Co.	29,955	866,898
		4,769,339

Automotive & Parts — 2.2%
Cooper Tire & Rubber Co. †	65,164	1,408,194
Rush Enterprises, Inc. Cl. A *	68,400	1,041,048
		2,449,242

Banking, Savings & Loans — 19.3%
Center Financial Corp. †	48,650	1,012,407
Citizens South Banking Corp.	59,082	824,194
Commercial Capital Bancorp, Inc. †	68,022	1,352,958
Community Bancorp/NV *	2,600	72,852
Dearborn Bancorp, Inc. *	58,857	1,721,567
EuroBancshares, Inc. * †	89,902	1,674,874
Harrington West Financial Group, Inc.	66,529	1,210,828
Main Street Banks, Inc.	30,075	981,347
New York Community Bancorp, Inc.	54,127	965,084
Pacific Capital Bancorp	35,826	1,099,142
PrivateBancorp, Inc. †	38,785	1,268,270
Rurban Financial Corp. *	26,645	385,020
Santander BanCorp †	60,880	2,065,658
Sterling Financial Corp. *	28,176	1,056,600
Sun Bancorp, Inc., NJ *	59,690	1,498,219
UCBH Holdings, Inc.	34,340	1,513,364
Valley Bancorp * †	16,505	593,685
Virginia Commerce Bancorp * †	45,502	1,256,765
W Holding Co., Inc.	99,963	1,303,518
		21,856,352

Broadcasting, Publishing & Printing — 0.9%
RH Donnelley Corp. * †	17,874	1,058,141

Building Materials & Construction — 0.5%
US Concrete, Inc. * †	74,075	588,896

Chemicals — 3.2%
Applied Films Corp. *	40,862	873,221
Georgia Gulf Corp.	9,539	487,824
Spartech Corp.	98,055	2,276,837
		3,637,882

1

Commercial Services — 3.8%
Asset Acceptance Capital Corp. *	78,602	$1,609,769
ITT Educational Services, Inc. * †	27,969	1,373,837
Universal Technical Institute, Inc. *	36,161	1,323,493
		4,307,099

Communications — 3.2%
Comtech Telecommunications * †	49,649	1,630,473
Cubic Corp.	46,090	1,050,852
Tollgrade Communications, Inc. *	89,863	923,792
		3,605,117

Computer Integrated Systems Design — 1.8%
Mentor Graphics Corp. *	81,175	1,130,768
Radiant Systems, Inc. *	142,500	855,000
		1,985,768

Computer Programming Services — 2.0%
Covansys Corp. *	96,070	1,373,801
Stellent, Inc. *	107,656	920,459
		2,294,260

Computers & Information — 1.4%
Paxar Corp. *	65,701	1,566,969

Containers — 0.9%
Intertape Polymer Group, Inc. *	122,383	964,378

Electrical Equipment & Electronics — 3.7%
Benchmark Electronics, Inc. *	37,195	1,189,124
C&D Technologies, Inc.	59,413	902,483
Technitrol, Inc. *	56,930	1,009,938
Tyler Technologies, Inc. *	141,249	1,080,555
		4,182,100

Energy — 2.1%
Energen Corp.	39,636	2,324,255

Entertainment & Leisure — 1.0%
Steinway Musical Instruments, Inc. *	40,687	1,144,932

Financial Services — 5.1%
Bancorp, Inc./Wilmington DE *	105,120	1,497,960
Greenhill & Co., Inc.	33,678	998,889
Sanders Morris Harris Group, Inc.	95,848	1,667,755
SL Green Realty Corp.	31,362	1,669,399
		5,834,003

Foods — 3.0%
John B. Sanfilippo & SON *	66,626	1,720,283
United Natural Foods, Inc. *	51,407	1,624,975
		3,345,258

2

Heavy Machinery — 0.9%
Manitowoc Co.	27,600	$1,004,640

Home Construction, Furnishings & Appliances — 4.5%
Bassett Furniture Industries, Inc.	14,682	276,756
Mohawk Industries, Inc. *	24,907	2,204,519
Movado Group, Inc.	145,635	2,654,926
		5,136,201

Industrial — Distribution — 1.8%
Hughes Supply, Inc.	66,529	2,021,151

Industrial — Diversified — 4.6%
Carlisle Companies, Inc.	42,750	2,696,243
Harsco Corp.	45,428	2,479,915
		5,176,158

Insurance — 6.9%
American Safety Insurance Holdings, Ltd. *	55,400	858,700
Bristol West Holdings, Inc.	72,496	1,417,297
Delphi Financial Group, Inc. Cl. A	39,512	1,775,669
EMC Insurance Group, Inc.	81,509	1,630,180
ProAssurance Corp. * †	32,938	1,259,879
United Fire & Casualty Co.	26,504	900,076
		7,841,801

Medical Supplies — 5.2%
Cuno, Inc. *	39,043	2,242,239
FEI Co. * †	45,381	914,881
PolyMedica Industries, Inc.	45,488	1,702,616
PSS World Medical, Inc. *	82,508	1,035,475
		5,895,211

Metals & Mining — 0.8%
Massey Energy Co. †	25,073	951,019

Miscellaneous — 0.5%
Enesco Group Inc. *	79,959	598,093

Pharmaceuticals — 1.7%
Inverness Medical Innovations, Inc. * †	50,541	1,279,193
Par Pharmaceutical Cos., Inc. *	17,352	657,641
		1,936,834

Real Estate — 1.7%
WCI Communities, Inc. *	61,812	1,969,330

Restaurants — 0.8%
Checkers Drive-In Restaurant *	64,717	922,217

3

Retail — 5.9%
BJ’s Wholesale Club, Inc. * †	56,268	$1,609,827
Cash America International, Inc.	80,391	2,299,183
Central Garden & Pet Co. *	52,793	2,163,457
Linens ‘N Things, Inc. * †	23,865	618,104
		6,690,571

Transportation — 2.8%
Marten Transport Ltd. *	68,225	1,616,250
Wabtec Corp.	84,202	1,569,525
		3,185,775

TOTAL EQUITIES
(Cost $85,977,502)		110,227,867

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 15.7%
Cash Equivalents — 13.0% **
American AAdvantage Select Money Market Fund		$153,596	$153,596
Bank of America Bank Note
2.270%	03/03/2005	497,229	497,229
Bank of America Bank Note
2.270%	04/18/2005	267,739	267,739
Bank of America Bank Note
2.300%	06/09/2005	267,738	267,738
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	114,745	114,745
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	116,657	116,657
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	216,439	216,439
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	114,745	114,745
BGI Institutional Money Market Fund		1,637,795	1,637,795
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	191,242	191,242
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	343,015	343,015
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	531,652	531,652
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	764,967	764,967
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	267,739	267,739
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	191,242	191,242
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	152,993	152,993
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	140,607	140,607
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	114,745	114,745

4

Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	$631,098	$631,098
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	152,993	152,993
Freddie Mac Discount Note
2.228%	02/01/2005	104,732	104,732
Freddie Mac Discount Note
2.277%	02/01/2005	667,906	667,906
Freddie Mac Discount Note
2.379%	03/08/2005	405,108	405,108
Freddie Mac Discount Note
2.400%	03/14/2005	305,987	305,987
Freddie Mac Discount Note
2.409%	03/14/2005	417,723	417,723
General Electric Capital Corp.
2.324%	02/11/2005	382,484	382,484
Goldman Sachs Financial Square Prime Obligations Money Market Fund		368,081	368,081
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	226,430	226,430
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	187,417	187,417
Merrill Lynch Premier Institutional Money Market Fund		355,129	355,129
Merrimac Cash Fund, Premium Class		344,235	344,235
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	764,967	764,967
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	305,987	305,987
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	382,484	382,484
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	229,490	229,490
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	191,242	191,242
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	38,248	38,248
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	378,659	378,659
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	441,386	441,386
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	382,484	382,484
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	916,430	916,430
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	95,621	95,621
			14,761,206

5

Repurchase Agreement — 2.7%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)	$3,010,846	$3,010,846

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		17,772,052

TOTAL INVESTMENTS — 113.0%
(Cost $103,749,554) ***		$127,999,919

Other Assets/(Liabilities) — (13.0%)		(14,724,892)

NET ASSETS — 100.0%		$113,275,027

Notes to Portfolio of Investments

(a)                                  Maturity value of $3,011,013.  Collateralized by U.S. Government Agency obligation with a rate of 5.125%, maturity date of 05/25/2027, and an aggregate market value, including accrued interest, of $3,161,388.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 93.7%
Air Transportation — 0.5%
SkyWest, Inc.	287,900	$4,957,638

Apparel, Textiles & Shoes — 1.7%
Carter’s, Inc. *	449,500	16,433,720

Automotive & Parts — 0.8%
Modine Manufacturing Co.	247,400	7,800,522

Banking, Savings & Loans — 9.4%
Alabama National Bancorp †	51,200	3,187,200
Financial Institutions, Inc.	74,000	1,716,060
First Republic Bank	477,350	24,082,307
Hanmi Financial Corp.	421,700	14,983,001
Pacific Capital Bancorp	511,821	15,702,668
Sterling Bancorp-NY	538,138	14,610,447
UMB Financial Corp.	85,900	4,710,756
Webster Financial Corp.	279,242	12,524,004
		91,516,443

Broadcasting, Publishing & Printing — 3.9%
Gray Television, Inc.	1,108,700	16,031,802
Lin TV Corp. Cl. A *	708,400	13,183,324
Saga Communications, Inc. Cl. A *	550,268	9,354,556
		38,569,682

Chemicals — 2.5%
MacDermid, Inc.	384,800	12,367,472
Spartech Corp.	523,700	12,160,314
		24,527,786

Commercial Services — 6.6%
ADVO, Inc.	583,200	21,450,096
Arbitron, Inc. * †	598,100	24,462,290
G&K Services, Inc. Cl. A	416,400	18,567,276
		64,479,662

Computer Integrated Systems Design — 0.7%
Ansoft Corp. *	351,300	7,187,598

Computer Related Services — 0.8%
eSpeed, Inc. Cl. A *	704,500	7,587,465

Cosmetics & Personal Care — 0.7%
Revlon, Inc. Cl. A *	2,811,500	6,747,600

Electrical Equipment & Electronics — 8.8%
Actel Corp. *	522,000	8,827,020
AZZ, Inc. *	59,400	964,062
Baldor Electric Co.	540,000	15,136,200

1

Cognex Corp.	481,000	$12,558,910
Micrel, Inc. *	1,422,800	12,292,992
Mykrolis Corp. *	1,442,800	19,030,532
Teleflex, Inc. †	333,500	16,925,125
		85,734,841

Energy — 7.5%
Headwaters, Inc. * †	453,300	14,414,940
Rowan Companies, Inc. *	368,300	10,371,328
RPC, Inc.	434,800	11,213,492
St. Mary Land & Exploration Co.	104,300	4,485,943
Unit Corp. *	402,600	14,711,004
W-H Energy Services, Inc. *	806,500	18,226,900
		73,423,607

Financial Services — 8.8%
Boston Private Financial Holdings, Inc. †	233,500	6,500,640
Chittenden Corp.	364,250	9,874,817
Eaton Vance Corp.	1,310,000	32,789,300
Fidelity Bankshares, Inc.	349,050	9,387,700
GFI Group, Inc. *	11,400	299,136
Jefferies Group, Inc.	491,400	19,164,600
Piper Jaffray Cos. *	210,600	8,335,548
		86,351,741

Healthcare — 0.4%
CorVel Corp. *	182,800	4,113,000

Home Construction, Furnishings & Appliances — 1.9%
Fossil, Inc. *	653,600	18,235,440

Household Products — 1.7%
Trex Company, Inc. * †	336,900	16,524,945

Industrial - Diversified — 1.9%
Carlisle Companies, Inc. †	292,500	18,447,975

Insurance — 2.8%
The Commerce Group, Inc.	174,900	11,422,719
HCC Insurance Holdings, Inc.	242,000	7,954,540
IPC Holdings Limited	192,100	8,108,541
		27,485,800

Machinery & Components — 12.3%
Actuant Corp. Cl. A * †	322,700	16,861,075
Global Power Equipment Group, Inc. * †	2,122,600	20,292,056
Helix Technology Corp.	584,700	8,577,549
IDEX Corp.	583,700	22,501,635
Kaydon Corp. †	734,600	22,794,638
Roper Industries, Inc.	505,200	29,331,912
		120,358,865

2

Medical Supplies — 5.7%
Coherent, Inc. *	665,600	$19,968,000
Dionex Corp. *	281,600	16,667,904
II-VI, Inc. *	218,294	8,087,793
Mine Safety Appliances Co.	216,300	10,590,048
		55,313,745

Metals & Mining — 0.1%
Foundation Coal Holdings, Inc. * †	65,500	1,437,725

Pharmaceuticals — 2.7%
Taro Pharmaceutical Industries Limited * †	365,300	10,973,612
Valeant Pharmaceuticals International †	628,900	15,703,633
		26,677,245

Prepackaged Software — 1.3%
Dendrite International, Inc. *	694,515	12,563,776

Restaurants — 1.3%
RARE Hospitality International, Inc. *	413,431	13,023,077

Retail — 1.9%
Coldwater Creek, Inc. *	667,500	18,209,400

Telephone Utilities — 0.1%
Iowa Telecommunications Services, Inc.	69,900	1,415,475

Transportation — 6.9%
Heartland Express, Inc.	834,635	17,727,647
Knight Transportation, Inc.	355,700	8,750,220
Landstar System, Inc. *	757,000	26,328,460
Robinson (C.H.) Worldwide, Inc. †	285,100	14,682,650
		67,488,977

TOTAL EQUITIES
(Cost $718,583,845)		916,613,750

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 9.3% **
American AAdvantage Select Money Market Fund
		$947,461	$947,461
Bank of America Bank Note
2.270%	03/03/2005	3,067,175	3,067,175
Bank of America Bank Note
2.270%	04/18/2005	1,651,556	1,651,556
Bank of America Bank Note
2.300%	06/09/2005	1,651,556	1,651,556
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	707,809	707,809
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	719,606	719,606

3

Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	$1,335,115	$1,335,115
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	707,810	707,810
BGI Institutional Money Market Fund
		10,102,801	10,102,801
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	1,179,682	1,179,682
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	2,115,902	2,115,902
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	3,279,517	3,279,517
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	4,718,730	4,718,730
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	1,651,556	1,651,556
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	1,179,682	1,179,682
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	943,746	943,746
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	867,339	867,339
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	707,809	707,809
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	3,892,952	3,892,952
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	943,746	943,746
Freddie Mac Discount Note
2.228%	02/01/2005	646,045	646,045
Freddie Mac Discount Note
2.277%	02/01/2005	4,120,004	4,120,004
Freddie Mac Discount Note
2.379%	03/08/2005	2,498,924	2,498,924
Freddie Mac Discount Note
2.400%	03/14/2005	1,887,492	1,887,492
Freddie Mac Discount Note
2.409%	03/14/2005	2,576,741	2,576,741
General Electric Capital Corp.
2.324%	02/11/2005	2,359,365	2,359,365
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		2,270,520	2,270,520
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	1,396,744	1,396,744
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	1,156,089	1,156,089
Merrill Lynch Premier Institutional Money Market Fund
		2,190,630	2,190,630
Merrimac Cash Fund, Premium Class
		2,123,429	2,123,429

4

Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	$4,718,730	$4,718,730
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	1,887,492	1,887,492
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	2,359,365	2,359,365
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	1,415,619	1,415,619
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	1,179,683	1,179,683
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	235,937	235,937
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	2,335,771	2,335,771
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	2,722,707	2,722,707
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	2,359,365	2,359,365
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	5,653,040	5,653,040
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	589,841	589,841
			91,055,083

Repurchase Agreement — 5.5%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		54,162,375	54,162,375

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			145,217,458

TOTAL INVESTMENTS — 108.5%
(Cost $863,801,303) ***			$1,061,831,208

Other Assets/(Liabilities) — (8.5%)			(83,047,656)

NET ASSETS — 100.0%			$978,783,552

Notes to Portfolio of Investments

(a)                                  Maturity value of $54,165,384.  Collateralized by U.S. Government Agency obligation with rates ranging from 2.88% - 5.015%, maturity dates ranging from 03/25/2018 - 06/15/2034, and an aggregate market value, including accrued interest, of $56,881,431.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier International Equity Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.4%
Aerospace & Defense — 2.0%
Embraer - Empresa Brasileira de Aeronautica SA, Preference	2,249,519	$17,645,953

Apparel, Textiles & Shoes — 2.4%
Hennes & Mauritz AB Cl. B	402,300	13,247,750
Next PLC	275,290	8,141,965
		21,389,715

Automotive & Parts — 3.5%
Continental AG	199,450	13,807,708
Porsche AG, Preference †	12,783	8,303,201
Toyota Motor Corp.	222,600	8,695,741
		30,806,650

Banking, Savings & Loans — 9.8%
ABN Amro Holding NV	243,200	6,563,106
Anglo Irish Bank Corp. PLC	918,435	22,311,553
ICICI Bank Limited Sponsored ADR (India) †	599,775	11,797,574
Joyo Bank Limited	1,310,000	6,858,970
Mitsubishi Tokyo Financial Group, Inc.	1,914	18,161,545
National Australia Bank	113,900	2,610,770
Royal Bank of Scotland Group PLC	542,249	17,946,817
		86,250,335

Beverages — 2.4%
Foster’s Group Limited	994,158	4,002,112
Heineken NV	213,300	7,279,370
Pernod-Ricard SA	70,630	9,966,030
		21,247,512

Broadcasting, Publishing & Printing — 4.7%
British Sky Broadcasting Group PLC	159,603	1,697,981
Gestevision Telecinco SA *	162,396	3,503,321
Grupo Televisa SA Sponsored ADR (Mexico)	113,700	6,688,971
Mediaset SpA	516,400	7,176,057
Societe Television Francaise 1 †	140,070	4,544,586
Sogecable SA *	38,400	1,511,273
Vivendi Universal SA *	278,390	8,759,457
ZEE Telefilms Limited	2,097,302	7,433,679
		41,315,325

Building Materials & Construction — 0.5%
Sika AG *	6,349	4,067,239

Commercial Services — 1.8%
Boskalis Westminster	54,854	1,959,842
BTG PLC *	1,873,696	3,201,404
Leighton Holdings Limited †	449,152	4,217,634
Prosegur, Compania de Seguridad SA	168,649	3,321,229
Randstad Holdings NV	88,556	3,448,368
		16,148,477

1

Communications — 7.2%
Ericsson (LM) Cl. B *	6,490,100	$19,025,093
Nokia Oyj	289,900	4,417,699
SK Telecom Co. Limited ADR (South Korea) †	194,856	3,889,326
Tandberg ASA	1,285,300	13,920,515
Vodafone Group PLC	8,537,875	22,083,718
		63,336,351

Computer & Other Data Processing Service — 0.9%
Autonomy Corp. PLC *	782,293	2,536,502
Business Objects SA *	91,990	2,239,960
NIIT Limited	342,212	1,338,842
NIIT Technologies Limited *	573,768	1,836,746
		7,952,050

Computer Related Services — 1.6%
Infosys Technologies Limited	296,124	14,010,790

Computers & Information — 0.6%
Logitech International SA Registered *	80,700	4,942,291

Consumer Services — 0.8%
Capita Group PLC	1,103,920	7,446,577

Cosmetics & Personal Care — 0.8%
L’Oreal SA †	94,080	7,027,669

Electrical Equipment & Electronics — 9.7%
ASM International NV * †	428,600	7,393,350
Canon, Inc.	219,000	11,378,824
Electrocomponents PLC	944,460	5,368,939
Keyence Corp.	31,190	7,139,717
Nidec Corp.	67,900	7,629,033
Nippon Electric Glass Co. Limited †	275,000	3,607,629
Nippon Electric Glass Co. Limited (When Issued) * †	275,000	3,608,123
Omron Corp.	338,021	8,156,585
Samsung Electronics Co. Limited	8,050	3,889,665
Sharp Corp.	583,000	8,933,723
Sony Corp.	183,300	6,786,737
Ushio, Inc.	548,000	11,132,877
		85,025,202

Electronics — 0.5%
Koninklijke Philips Electronics NV	174,900	4,545,576

Energy — 2.2%
BP PLC Sponsored ADR (United Kingdom)	132,600	7,905,612
Total SA	53,670	11,488,749
		19,394,361

2

Entertainment & Leisure — 1.6%
News Corp., Inc., CDI †	341,297	$5,969,306
UBI Soft Entertainment SA * †	45,068	1,815,548
William Hill PLC	567,590	6,193,607
		13,978,461

Financial Services — 5.4%
3i Group PLC	897,918	11,799,228
Collins Stewart Holdings PLC	1,487,551	11,975,628
Marschollek Lautenschlaeger und Partner AG †	455,905	7,912,213
Mediobanca SpA	276,600	4,683,954
Societe Generale Class A	89,780	8,919,023
United Internet AG Registered	71,338	1,849,314
		47,139,360

Foods — 1.7%
Cadbury Schweppes PLC	485,760	4,348,715
Carrefour SA	48,210	2,474,412
Nestle SA	15,301	3,996,960
Unilever PLC	470,250	4,459,541
		15,279,628

Heavy Construction — 0.6%
Vinci SA	34,180	4,885,848

Heavy Machinery — 1.8%
Technip-Coflexip SA	91,840	15,370,858

Household Products — 0.4%
SEB SA †	32,146	3,647,759

Industrial — Diversified — 1.1%
LVMH Moet Hennessy Louis Vuitton SA	30,960	2,139,216
Siemens AG Registered †	92,615	7,325,843
		9,465,059

Information Retrieval Services — 0.9%
Yahoo Japan Corp. *	1,590	8,062,088

Insurance — 3.5%
Alleanza Assicurazioni SpA	333,800	4,503,238
Allianz AG	35,229	4,166,910
AMP Limited	1,556,892	9,194,377
Ceres Group, Inc. * ††	27,000	175,500
Ceres Group, Inc., Preference * ††	66,772	434,018
Ceres Group, Inc., Preference Callable * ††	900,000	5,850,000
Skandia Forsakrings AB	1,302,800	6,739,918
		31,063,961

Manufacturing — 2.5%
Aalberts Industries NV	322,004	14,600,353
Konica Minolta Holdings, Inc.	550,000	6,902,118
		21,502,471

3

Medical Supplies — 11.3%
Art Advanced Research Technologies, Inc. *	2,215,027	$2,015,769
Cie Generale D’Optique Essilor International SA	119,350	8,452,726
Fujisawa Pharmaceutical Co. Limited	127,000	3,263,472
Hoya Corp.	20,600	2,116,336
Luxottica Group SpA †	453,600	9,803,438
NeuroSearch A/S *	207,295	9,228,463
Nicox SA *	1,157,230	6,445,305
Novogen Limited *	5,446,200	23,636,522
Ortivus AB, A Shares *	228,600	881,095
Ortivus AB, B Shares *	666,410	2,827,588
Sanofi-Aventis	160,733	11,940,662
Shionogi & Co. Limited	166,000	2,095,517
SkyePharma PLC *	2,715,610	3,288,998
Synthes, Inc. *	18,661	2,132,417
Terumo Corp.	156,800	4,523,554
William Demant Holding *	140,500	6,798,825
		99,450,687

Metals & Mining — 3.1%
Cia Vale do Rio Doce Preferred Sponsored ADR (Brazil)	503,200	12,660,512
Impala Platinum Holdings Limited	93,400	7,775,085
Rio Tinto PLC	211,499	6,603,106
		27,038,703

Pharmaceuticals — 4.9%
AstraZeneca PLC	33,470	1,257,137
GlaxoSmithKline PLC	115,150	2,554,639
H. Lundbeck AS †	340,600	6,822,880
Marshall Edwards, Inc. *	1,745,300	14,277,001
Roche Holding AG	58,965	6,262,339
Schering AG	59,950	4,043,811
Takeda Pharmaceutical Co. Limited	91,000	4,323,842
Teva Pharmaceutical Sponsored ADR (Israel)	118,500	3,404,505
		42,946,154

Real Estate — 2.8%
Daito Trust Construction Co. Limited	129,812	6,004,098
Solidere GDR (Lebanon) * †††	926,087	8,121,783
Sumitomo Realty & Development Co. Limited	751,000	10,513,714
		24,639,595

Retail — 2.7%
Compagnie Financiere Richemont AG, A Units	138,397	4,310,991
Dixons Group PLC	2,736,871	8,155,217
LG Home Shopping, Inc.	133,742	8,623,665
Woolworths Limited	209,364	2,362,102
		23,451,975

Telephone Utilities — 1.1%
KDDI Corp.	1,940	9,880,729

4

Transportation — 2.6%
Amadeus Global Travel Distribution SA Cl. A	353,379	$3,320,495
Carnival Corp.	134,700	7,758,720
Hyundai Heavy Industries Co. Limited	212,286	9,145,625
Tsakos Energy Navigation Limited	63,694	2,289,799
		22,514,639

TOTAL EQUITIES
(Cost $682,460,630)		872,870,048

	Number of Shares	Market Value
WARRANTS — 0.0%
Insurance
Ceres Group, Inc. Warrants, Series C-1 * ††	30,048	$195,312
Ceres Group, Inc. Warrants, Series D * ††	2,700	17,550
		212,862

TOTAL WARRANTS
(Cost $0)		212,862

TOTAL LONG TERM INVESTMENTS
(Cost $682,460,630)		873,082,910

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.9%
Cash Equivalents **
American AAdvantage Select Money Market Fund
		$899,994	$899,994
Bank of America Bank Note
2.270%	03/03/2005	2,913,512	2,913,512
Bank of America Bank Note
2.270%	04/18/2005	1,568,814	1,568,814
Bank of America Bank Note
2.300%	06/09/2005	1,568,814	1,568,814
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	672,349	672,349
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	683,555	683,555
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	1,268,227	1,268,227
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	672,349	672,349
BGI Institutional Money Market Fund
		9,596,659	9,596,659
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	1,120,581	1,120,581
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	2,009,897	2,009,897

5

Calyon Eurodollar Time Deposit
2.500%	03/24/2005	$3,115,216	$3,115,216
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	4,482,325	4,482,325
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	1,568,814	1,568,814
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	1,120,581	1,120,581
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	896,465	896,465
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	823,886	823,886
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	672,349	672,349
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	3,697,919	3,697,919
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	896,465	896,465
Freddie Mac Discount Note
2.228%	02/01/2005	613,678	613,678
Freddie Mac Discount Note
2.277%	02/01/2005	3,913,596	3,913,596
Freddie Mac Discount Note
2.379%	03/08/2005	2,373,730	2,373,730
Freddie Mac Discount Note
2.400%	03/14/2005	1,792,930	1,792,930
Freddie Mac Discount Note
2.409%	03/14/2005	2,447,649	2,447,649
General Electric Capital Corp.
2.324%	02/11/2005	2,241,163	2,241,163
Goldman Sachs Financial Square Prime Obligations Money Market Fund		2,156,768	2,156,768
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	1,326,768	1,326,768
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	1,098,170	1,098,170
Merrill Lynch Premier Institutional Money Market Fund		2,080,881	2,080,881
Merrimac Cash Fund, Premium Class		2,017,046	2,017,046
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	4,482,325	4,482,325
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	1,792,930	1,792,930
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	2,241,163	2,241,163
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	1,344,698	1,344,698
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	1,120,581	1,120,581
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	224,116	224,116

6

Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	$2,218,752	$2,218,752
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	2,586,302	2,586,302
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	2,241,163	2,241,163
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	5,369,825	5,369,825
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	560,290	560,290
			86,493,295

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			86,493,295

TOTAL INVESTMENTS — 109.3%
(Cost $768,953,925) ***			$959,576,205

Other Assets/(Liabilities) — (9.3%)			(81,610,708)

NET ASSETS — 100.0%			$877,965,497

Notes to Portfolio of Investments

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

††                                    This security is valued in good faith under procedures established by the board of directors.

†††                              Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $8,121,783 or 0.9% of net assets.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Global Fund — Portfolio of Investments

January 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 94.9%
Advertising — 0.8%
JC Decaux SA *	90,000	$2,394,800
WPP Group PLC	196,900	2,141,805
		4,536,605

Aerospace & Defense — 3.1%
Boeing Co.	50,700	2,565,420
Embraer — Empresa Brasileira de Aeronautica SA Sponsored ADR (Brazil) †	172,900	5,506,865
Lockheed Martin Corp.	42,700	2,468,487
Northrop Grumman Corp.	45,400	2,355,352
Raytheon Co.	104,800	3,919,520
		16,815,644

Apparel, Textiles & Shoes — 2.8%
Coach, Inc. *	30,800	1,727,880
The Gap, Inc.	95,100	2,093,151
Hennes & Mauritz AB Cl. B	353,600	11,644,058
		15,465,089

Automotive & Parts — 1.3%
Porsche AG, Preference †	4,100	2,663,167
Toyota Motor Corp.	120,800	4,718,983
		7,382,150

Banking — 1.1%
HSBC Holdings PLC	353,600	5,832,875

Banking, Savings & Loans — 9.5%
ABN Amro Holding NV	204,500	5,518,754
Anglo Irish Bank Corp. PLC	134,900	3,271,034
Australia & New Zealand Banking Group Limited	150,500	2,397,224
Citigroup, Inc.	36,700	1,800,135
Commerce Bancorp, Inc. †	16,800	966,672
Credit Saison Co. Limited	86,800	2,938,775
Credit Suisse Group *	46,805	1,873,645
ICICI Bank Limited Sponsored ADR (India) †	215,200	4,232,984
JP Morgan Chase & Co.	223,900	8,358,187
Northern Trust Corp.	36,000	1,571,040
Resona Holdings, Inc. *	1,105,800	2,253,428
Royal Bank of Scotland Group PLC	330,100	10,925,374
Wachovia Corp.	108,000	5,923,800
		52,031,052

Beverages — 1.5%
Cia de Bebidas das Americas ADR (Brazil) †	101,200	2,580,600
Diageo PLC	73,800	1,005,019
Fomento Economico Mexicano SA de CV	517,800	2,766,817
Grupo Modelo SA Cl. C	715,200	1,920,341
		8,272,777

1

Broadcasting, Publishing & Printing — 3.6%
Grupo Televisa SA Sponsored ADR (Mexico)	74,400	$4,376,952
Pearson PLC	352,500	4,088,194
Reed Elsevier PLC	258,800	2,347,119
Singapore Press Holdings Limited	1,061,800	2,893,444
Societe Television Francaise 1	63,800	2,070,006
Television Broadcasts Limited	854,400	4,055,969
		19,831,684

Commercial Services — 2.1%
Affymetrix, Inc. * †	75,100	3,091,116
eBay, Inc. *	33,800	2,754,362
JGC Corp.	88,600	851,209
Quest Diagnostics, Inc.	49,300	4,698,290
		11,394,977

Communications — 12.2%
Ericsson (LM) Cl. B *	3,961,300	11,612,163
France Telecom SA *	164,100	5,137,116
Juniper Networks, Inc. * †	77,900	1,957,627
Qualcomm, Inc.	124,600	4,640,104
Scientific-Atlanta, Inc.	56,600	1,715,546
Sirius Satellite Radio, Inc. * †	2,496,500	16,526,830
SK Telecom Co. Limited ADR (South Korea) †	157,200	3,137,712
Tandberg ASA	254,600	2,757,460
Vodafone Group PLC	7,392,500	19,121,231
		66,605,789

Computer Integrated Systems Design — 0.9%
Cadence Design Systems, Inc. *	160,800	2,143,464
Sun Microsystems, Inc. *	627,700	2,736,772
		4,880,236

Computer Related Services — 0.9%
SAP AG	30,700	4,758,195

Computers & Information — 2.1%
Cisco Systems, Inc. *	166,500	3,003,660
International Business Machines Corp.	55,000	5,138,100
International Game Technology †	103,000	3,223,900
		11,365,660

Cosmetics & Personal Care — 0.9%
The Gillette Co.	93,100	4,722,032

Data Processing & Preparation — 0.4%
IMS Health, Inc.	95,500	2,232,790

Electric Utilities — 0.3%
Energias de Portugal SA	485,100	1,424,042

Electrical Equipment & Electronics — 5.7%
Advanced Micro Devices, Inc. * †	346,300	5,471,540
Altera Corp. *	76,000	1,459,200

2

Canon, Inc.	38,100	$1,979,604
JDS Uniphase Corp. *	814,900	1,743,886
Keyence Corp.	9,100	2,083,085
National Semiconductor Corp.	202,800	3,433,404
Nidec Corp.	9,300	1,044,919
Omron Corp.	24,400	588,782
Samsung Electronics Co. Limited	11,450	5,526,917
Sharp Corp.	144,700	2,217,341
Silicon Laboratories, Inc. * †	28,600	975,260
Taiwan Semiconductor Manufacturing Co. Limited	2,800,000	4,544,902
		31,068,840

Electronics — 1.4%
Koninklijke Philips Electronics NV	222,100	5,772,309
Murata Manufacturing Co. Limited	40,200	2,092,737
		7,865,046

Energy — 6.7%
BP PLC Sponsored ADR (United Kingdom)	73,400	4,376,108
Burlington Resources, Inc.	59,200	2,587,632
ChevronTexaco Corp. †	84,400	4,591,360
EnCana Corp.	64,000	3,781,139
Fortum Oyj	78,100	1,389,544
GlobalSantaFe Corp.	161,500	5,710,640
Husky Energy, Inc.	182,000	4,898,478
Total SA	10,500	2,247,669
Transocean, Inc. *	163,800	7,207,200
		36,789,770

Financial Services — 4.6%
3i Group PLC	164,600	2,162,962
American Express Co.	75,600	4,033,260
Berkshire Hathaway, Inc. Cl. B * †	1,300	3,892,343
Investor AB Cl. B	109,700	1,367,219
Marschollek Lautenschlaeger und Partner AG †	63,700	1,105,516
MBNA Corp.	173,500	4,611,630
Morgan Stanley	25,100	1,404,596
The Schwab (Charles) Corp.	160,400	1,802,896
Societe Generale Class A	51,100	5,076,454
		25,456,876

Foods — 1.9%
Cadbury Schweppes PLC	592,100	5,300,738
Carrefour SA	32,800	1,683,490
Starbucks Corp. *	60,600	3,272,400
		10,256,628

Healthcare — 0.5%
Express Scripts, Inc. *	29,500	2,188,605
Human Genome Sciences, Inc. *	55,300	660,835
		2,849,440

Heavy Machinery — 1.0%
Technip-Coflexip SA	31,400	5,255,303

3

Household Products — 2.8%
Corning, Inc. *	270,600	$2,960,364
Reckitt Benckiser PLC	361,900	10,738,736
Shiseido Co. Limited	130,800	1,820,778
		15,519,878

Industrial — Diversified — 1.4%
Hutchison Whampoa Limited	256,000	2,333,325
LVMH Moet Hennessy Louis Vuitton SA †	38,330	2,648,465
Siemens AG Registered †	34,200	2,705,230
		7,687,020

Information Retrieval Services — 0.3%
Yahoo Japan Corp. *	300	1,521,149

Insurance — 3.4%
ACE Limited	116,800	5,069,120
Aegon NV	297,500	4,026,501
Allianz AG	39,900	4,719,420
Everest Re Group Limited	22,800	1,981,320
Manulife Financial Corp. †	67,400	2,962,625
		18,758,986

Internet Content — 0.4%
BEA Systems, Inc. *	254,500	2,168,340

Media — 0.4%
Wolters Kluwer NV	132,600	2,383,293

Medical Supplies — 4.3%
Applied Biosystems Group-Applera Corp.	89,600	1,796,480
Cie Generale D’Optique Essilor International SA	32,000	2,266,346
Hoya Corp.	12,800	1,315,005
Medtronic, Inc.	26,300	1,380,487
Sanofi-Aventis	124,900	9,278,712
Shionogi & Co. Limited	227,800	2,875,655
Smith & Nephew PLC	474,500	4,637,999
		23,550,684

Oil & Gas — 1.0%
Ente Nazionale Idrocarburi SpA	97,700	2,371,010
Hong Kong & China Gas	1,445,300	3,003,331
		5,374,341

Pharmaceuticals — 6.8%
Amgen, Inc. * †	82,400	5,128,576
AstraZeneca PLC	48,200	1,810,406
Chugai Pharmaceutical Co. Limited	137,300	2,161,190
Eli Lilly & Co.	28,900	1,567,536
Genentech, Inc. *	47,100	2,247,141
Genzyme Corp. *	44,600	2,596,166
Gilead Sciences, Inc. *	126,400	4,183,840
Millennium Pharmaceuticals, Inc. *	52,500	483,525

4

Nektar Therapeutics *	40,000	$674,000
Novartis AG	72,500	3,459,812
Pfizer, Inc.	119,200	2,879,872
Roche Holding AG	56,000	5,947,443
Schering-Plough Corp. †	141,700	2,629,952
Wyeth	31,100	1,232,182
		37,001,641

Photography Equipment/Supplies — 0.5%
Nikon Corp. †	215,400	2,815,713

Prepackaged Software — 2.0%
Electronic Arts, Inc. *	15,200	977,968
Intuit, Inc. *	11,200	436,688
Novell, Inc. *	330,200	1,905,254
Red Hat, Inc. * †	72,900	790,965
Symantec Corp. * †	113,700	2,653,758
Trend Micro, Inc. *	61,400	2,749,991
Veritas Software Corp. *	57,400	1,476,328
		10,990,952

Retail — 1.8%
Circuit City Stores, Inc.	229,400	3,285,008
Dixons Group PLC	1,625,200	4,842,728
RadioShack Corp.	58,200	1,927,584
		10,055,320

Retail — General — 0.7%
Boots Group PLC	183,800	2,305,308
Seven-Eleven Japan Co. Limited	58,300	1,762,418
		4,067,726

Retail — Internet — 0.4%
Amazon.com, Inc. * †	51,000	2,204,220

Telecommunications — 0.5%
Alcatel SA *	187,900	2,687,924

Telephone Utilities — 2.1%
Hutchison Telecommunications International, Ltd. *	3,400	3,053
KDDI Corp.	1,600	8,149,055
Tele Norte Leste Participacoes SA	235,000	3,347,629
		11,499,737

Tobacco — 0.3%
Altria Group, Inc. †	23,900	1,525,537

Transportation — 0.5%
Hyundai Heavy Industries Co. Limited	55,000	2,366,812
Peninsular and Oriental Steam Navigation Co. (The)	106,000	613,458
		2,980,270

TOTAL EQUITIES
(Cost $543,024,646)		519,886,231

5

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 15.7%
Cash Equivalents — 9.9% **
American AAdvantage Select Money Market Fund
		$562,396	$562,396
Bank of America Bank Note
2.270%	03/03/2005	1,820,622	1,820,622
Bank of America Bank Note
2.270%	04/18/2005	980,335	980,335
Bank of America Bank Note
2.300%	06/09/2005	980,335	980,335
Bank of America Eurodollar Time Deposit
2.260%	02/15/2005	420,144	420,144
Bank of Montreal Eurodollar Time Deposit
2.125%	02/02/2005	427,146	427,146
Bank of Montreal Eurodollar Time Deposit
2.500%	03/02/2005	792,501	792,501
Bank of the West Eurodollar Time Deposit
2.480%	02/24/2005	420,144	420,144
BGI Institutional Money Market Fund
		5,996,848	5,996,848
BNP Paribas Eurodollar Time Deposit
2.425%	03/07/2005	700,239	700,239
Calyon Eurodollar Time Deposit
2.435%	03/16/2005	1,255,963	1,255,963
Calyon Eurodollar Time Deposit
2.500%	03/24/2005	1,946,665	1,946,665
Canadian Imperial Bank of Commerce Bank Note
2.560%	05/18/2005	2,800,957	2,800,957
Den Danske Bank Eurodollar Time Deposit
2.390%	02/18/2005	980,335	980,335
Den Danske Bank Eurodollar Time Deposit
2.400%	02/22/2005	700,239	700,239
Dexia Group Eurodollar Time Deposit
2.495%	03/21/2005	560,191	560,191
Federal Home Loan Bank Agency Discount Note
2.174%	02/01/2005	514,837	514,837
Fortis Bank Eurodollar Time Deposit
2.200%	02/11/2005	420,144	420,144
Fortis Bank Eurodollar Time Deposit
2.300%	02/07/2005	2,310,789	2,310,789
Fortis Bank Eurodollar Time Deposit
2.440%	03/14/2005	560,191	560,191
Freddie Mac Discount Note
2.228%	02/01/2005	383,481	383,481
Freddie Mac Discount Note
2.277%	02/01/2005	2,445,564	2,445,564
Freddie Mac Discount Note
2.379%	03/08/2005	1,483,318	1,483,318
Freddie Mac Discount Note
2.400%	03/14/2005	1,120,383	1,120,383

6

Freddie Mac Discount Note
2.409%	03/14/2005	$1,529,509	$1,529,509
General Electric Capital Corp.
2.324%	02/11/2005	1,400,478	1,400,478
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		1,347,741	1,347,741
Keybank Eurodollar Time Deposit
2.469%	02/01/2005	829,083	829,083
Lloyds TSB Bank Eurodollar Time Deposit
2.280%	02/02/2005	686,234	686,234
Merrill Lynch Premier Institutional Money Market Fund
		1,300,320	1,300,320
Merrimac Cash Fund, Premium Class
		1,260,431	1,260,431
Morgan Stanley Dean Witter & Co.
2.580%	07/19/2005	2,800,957	2,800,957
Royal Bank of Canada Eurodollar Time Deposit
2.260%	02/01/2005	1,120,383	1,120,383
Royal Bank of Canada Eurodollar Time Deposit
2.320%	02/09/2005	1,400,478	1,400,478
Royal Bank of Scotland Eurodollar Time Deposit
2.270%	02/02/2005	840,287	840,287
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/15/2005	700,239	700,239
Royal Bank of Scotland Eurodollar Time Deposit
2.360%	02/17/2005	140,048	140,048
Royal Bank of Scotland Eurodollar Time Deposit
2.420%	03/07/2005	1,386,474	1,386,474
Royal Bank of Scotland Eurodollar Time Deposit
2.530%	03/21/2005	1,616,152	1,616,152
Toronto Dominion Bank Eurodollar Time Deposit
2.420%	03/01/2005	1,400,478	1,400,478
Wells Fargo Eurodollar Time Deposit
2.390%	02/22/2005	3,355,547	3,355,547
Wells Fargo Eurodollar Time Deposit
2.440%	02/22/2005	350,120	350,120
			54,048,726

Repurchase Agreement — 5.8%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/05, 2.00%, due 02/01/2005 (a)		31,850,213	31,850,213

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			85,898,939

TOTAL INVESTMENTS — 110.6%
(Cost $628,923,585) ***			$605,785,170

Other Assets/(Liabilities) — (10.6%)			(58,096,047)

NET ASSETS — 100.0%			$547,689,123

7

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)                                  Maturity value of $31,851,983.  Collateralized by U.S. Government Agency obligations with rates of 4.500% - 5.075%, maturity dates of 02/25/2024 - 01/20/2034, and an aggregate market value, including accrued interest, of $33,442,724.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for accrued cost for Federal tax purposes.

†                                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

8

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds (formerly known as The DLB Fund Group) (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (‘‘Core Bond Fund’’), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier High Yield Fund (‘‘High Yield Fund’’), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Value Fund (‘‘Value Fund’’), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier International Equity Fund (‘‘International Equity Fund’’) and MassMutual Premier Global Fund (“Global Fund”).

The Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund commenced operations on December 31, 2004.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant

Accounting

Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment

Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At January 31, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral

Short-Duration Bond Fund	$8,607,206	$8,790,300
Core Bond Fund	156,428,592	159,686,837
High Yield Fund	9,783,812	10,019,388
Strategic Income Fund	8,963,657	9,197,090
Balanced Fund	14,778,374	15,334,942
Main Street Fund	27,174,426	28,070,531
Value Fund	26,235,086	27,188,838
Enhanced Index Value Fund	5,945,419	6,145,446
Enhanced Index Value Fund II	16,071,966	16,620,651
Enhanced Index Core Equity Fund	2,094,322	2,165,639
Core Growth Fund	9,029,972	9,378,192
Enhanced Index Growth Fund	3,238,432	3,352,250
Capital Appreciation Fund	76,469,999	79,132,346
Small Capitalization Value Fund	14,212,730	14,761,206
Small Company Opportunities Fund	87,196,161	91,055,083
International Equity Fund	81,675,794	86,493,295
Global Fund	51,772,254	54,048,726

Repurchase

Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for

Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency

Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign

Currency

Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Premier Diversified Bond Fund, Premier Strategic Income Fund, Premier International Equity Fund and the Premier Global Fund at January 31, 2005, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Premier Strategic Income Fund

BUYS

02/24/05	Australian Dollar	1,030,000	$781,770	$796,240	$14,470

02/02/05	Canadian Dollar	673,993	542,100	542,799	699

02/24/05	British Pound Sterling	420,000	784,140	790,276	6,136

07/06/05	British Pound Sterling	100,000	186,250	187,117	867

02/01/05	Norwegian Krone	5,501,667	869,005	866,397	(2,608)

02/02/05	Norwegian Krone	3,780,000	595,782	595,271	(511)

02/02/05	New Zealand Dollar	343,141	245,243	243,939	(1,304)

02/24/05	New Zealand Dollar	1,120,000	787,360	796,207	8,847

02/01/05	Swedish Krona	10,117,829	1,453,586	1,444,341	(9,245)

					$17,351

SELLS

02/22/05	Swiss Franc	920,000	$774,346	$771,230	$3,116

02/01/05	Euro Dollar	1,774,730	2,314,266	2,305,473	8,793

02/02/05	Euro Dollar	1,119,570	1,454,836	1,454,383	453

03/09/05	Euro Dollar	1,180,000	1,553,647	1,534,296	19,351

06/08/05	Euro Dollar	710,000	940,501	927,736	12,765

06/08/05	British Pound Sterling	375,000	700,350	702,562	(2,212)

07/06/05	British Pound Sterling	200,000	374,440	374,234	206

02/22/05	Japanese Yen	82,000,000	800,000	791,086	8,914

04/22/05	Japanese Yen	116,000,000	1,125,067	1,127,886	(2,819)

06/08/05	Japanese Yen	72,200,000	712,566	704,795	7,771

02/22/05	Norwegian Krone	4,900,000	778,222	771,647	6,575

					$62,913

Premier International Equity Fund

BUYS

02/01/05	Danish Krone	4,965,134	$872,622	$866,712	$(5,910)

SELLS

02/01/05	British Pound Sterling	607	1,139	1,141	(2)

Premier Global Fund

BUYS

02/01/05	Swiss Franc	1,620,277	$1,370,329	$1,358,267	$(12,062)

Delayed Delivery

Transactions,

When Issued

Securities, and

Forward

Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

See the Portfolio of Investments for the Diversified Bond Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund and Strategic Income Fund for forward commitments held as of January 31, 2005.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Balanced Fund and Strategic Income Fund under these forward commitments at January 31, 2005 are as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
FNMA
5.5% 02/01/2035	Feb-05	8,535,000	$8,690,097	$8,689,697	$(400)

Core Bond Fund
FNMA
5.5% 02/01/2035	Feb-05	50,270,000	$51,132,510	$50,270,000	$(862,510)
GNMA
5.0% 02/01/2035	Feb-05	45,860,000	45,812,229	46,153,788	341,559
5.5% 02/01/2035	Feb-05	21,250,000	21,756,901	21,797,851	40,950
					$(480,001)
Diversified Bond Fund
FNMA
5.5% 02/01/2035	Feb-05	8,650,000	$8,799,753	$8,806,781	$7,028

Balanced Fund
FNMA
5.5% 02/01/2035	Feb-05	1,920,000	$1,954,890	$1,954,800	$(90)

Strategic Income Fund
FNMA
4.5% 02/01/2020	Feb-05	1,171,000	$1,169,719	$1,168,713	$(1,006)
5.0% 02/01/2020	Feb-05	725,000	737,348	736,441	(907)
5.0% 02/01/2035	Feb-05	3,176,000	3,169,053	3,168,060	(993)
5.5% 02/01/2035	Feb-05	3,378,000	3,439,754	3,439,226	(528)
6.0% 02/01/2035	Feb-05	949,000	982,547	980,213	(2,334)
6.0% 03/01/2034	Mar-05	2,182,000	2,250,869	2,248,653	(2,216)
6.5% 03/01/2034	Mar-05	3,222,000	3,369,004	3,365,983	(3,021)
					$(11,005)

Financial Futures

Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Income Fund and the Balanced Fund at January 31, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ Depreciation
Premier Balanced Fund
BUYS
3	S&P 500 Index	03/17/05	$886,275	$(14,006)

Premier Strategic Income Fund
BUYS
10	90 Day Euro	03/14/05	$1,524,000	$(54,000)
4	Euro Bund	03/10/05	623,183	1,143
3	Japanese Government Bond 10 year	03/09/05	403,946	1,071
1	Nikkei 225 Index	03/10/05	56,925	559
84	U.S. Long Bond	03/31/05	9,646,875	39,500
17	U.S. Treasury Note 10 year	03/31/05	1,908,515	15,406
				$3,679

SELLS
6	CAC40 Index	03/18/05	$305,811	$(4,112)
6	DAX Index	03/18/05	832,240	(2,468)
6	FTSE 100 Index	03/18/05	544,839	(2,004)
5	Nikkei 225 Index	03/10/05	548,454	7,911

11	S&P 500 Index	03/17/05	3,249,675	26,339
1	U.K. Long Gilt	03/31/05	208,821	226
13	U.S. Treasury Note 2 year	03/31/05	2,717,812	3,231
18	U.S. Treasury Note 5 year	03/31/05	1,966,500	(5,373)

				$23,750

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transactions, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Balanced Fund for open purchased option contracts as of January 31, 2005.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

At January 31, 2005, the Funds had no open swaps contracts.

Foreign

Securities

The International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income
Tax Information

At January 31, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Bond Fund	$463,147,113	$3,590,657	$(1,803,364)	$1,787,293
Inflation Protected Bond Fund	195,171,553	3,186,343	(1,081,086)	2,105,257
Core Bond Fund	341,714,359	40,369,400	(6,629,753)	33,739,647
Diversified Bond Fund	284,294,713	4,497,633	(1,367,061)	3,130,572
High Yield Fund	87,301,448	3,423,966	(664,739)	2,759,227
Strategic Income Fund	262,389,969	672,112	(2,662,208)	(1,990,096)
Balanced Fund	273,938,006	18,944,557	(4,908,682)	14,035,875
Main Street Fund	380,741,734	3,715,088	(12,027,193)	(8,312,105)
Value Fund	490,537,676	115,545,191	(4,352,532)	111,192,659
Enhanced Index Value Fund	54,493,939	5,706,651	(558,307)	5,148,344
Enhanced Index Value Fund II	181,676,078	24,625,824	(2,082,208)	22,543,616
Enhanced Index Core Equity Fund	32,445,362	3,063,254	(926,271)	2,136,983
Core Growth Fund	78,129,542	10,857,623	(1,110,745)	9,746,878
Enhanced Index Growth Fund	25,852,687	2,192,475	(948,253)	1,244,222
Capital Appreciation Fund	795,457,892	4,693,130	(23,611,097)	(18,917,967)
Small Capitalization Value Fund	103,749,554	25,515,300	(1,264,935)	24,250,365
Small Company Opportunities Fund	863,801,303	231,743,955	(33,714,050)	198,029,905
International Equity Fund	768,953,925	225,241,231	(34,618,951)	190,622,280
Global Fund	628,923,585	5,656,430	(28,794,845)	(23,138,415)

Note: The aggregate cost for investments for the Money Market Fund as of January 31, 2005, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	3/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	3/29/05

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	3/29/05